UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2017

Date of reporting period: July 31, 2016

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REIT ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.99%

HEALTH CARE REITS — 14.61%
HCP Inc.[a]	4,039,004	$158,450,127
Ventas Inc.[a]	2,915,785	222,066,185
Welltower Inc.[a]	3,081,257	244,436,118

		624,952,430
HOTEL & RESORT REITS — 2.71%
Host Hotels & Resorts Inc.[a]	6,526,810	115,785,609

		115,785,609
INDUSTRIAL REITS — 5.80%
Prologis Inc.[a]	4,553,017	248,093,896

		248,093,896
OFFICE REITS — 15.89%
Alexandria Real Estate Equities Inc.[a]	636,622	71,492,651
Boston Properties Inc.	1,332,584	189,400,164
Douglas Emmett Inc.[a]	1,214,367	46,194,521
Highwoods Properties Inc.[a]	833,782	46,458,333
Kilroy Realty Corp.[a]	799,903	58,560,899
SL Green Realty Corp.[a]	868,081	102,277,303
Vornado Realty Trust	1,537,944	165,175,185

		679,559,056
RESIDENTIAL REITS — 18.09%
American Campus Communities Inc.	1,130,483	61,125,216
AvalonBay Communities Inc.[a]	1,188,659	220,674,543
Equity Lifestyle Properties Inc.[a]	694,791	57,139,612
Equity Residential[a]	3,168,022	215,393,816
Essex Property Trust Inc.[a]	567,521	132,731,812
UDR Inc.[a]	2,317,653	86,286,221

		773,351,220
RETAIL REITS — 25.61%
Federal Realty Investment Trust	604,459	102,576,692
General Growth Properties Inc.[a]	5,052,809	161,437,248
Kimco Realty Corp.[a]	3,589,383	115,219,194
Macerich Co. (The)	1,099,928	98,157,575
Realty Income Corp.[a]	2,172,643	155,278,795
Regency Centers Corp.	889,399	75,536,657
Simon Property Group Inc.[a]	1,515,720	344,129,069
Weingarten Realty Investors	989,341	42,729,638

		1,095,064,868
SPECIALIZED REITS — 17.28%
Digital Realty Trust Inc.[a]	1,270,260	132,691,360
Equinix Inc.	597,783	222,895,347
Extra Space Storage Inc.[a]	1,084,971	93,329,205

Security	Shares	Value
Public Storage[a]	1,213,563	$289,944,472

		738,860,384

TOTAL COMMON STOCKS (Cost: $3,365,201,156)		4,275,667,463

SHORT-TERM INVESTMENTS — 6.36%

MONEY MARKET FUNDS — 6.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[b,c,d]	255,603,452	255,603,452
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[b,c,d]	14,123,222	14,123,222
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	2,253,985	2,253,985

		271,980,659

TOTAL SHORT-TERM INVESTMENTS (Cost: $271,980,659)		271,980,659

TOTAL INVESTMENTS IN SECURITIES — 106.35% (Cost: $3,637,181,815)[e]		4,547,648,122
Other Assets, Less Liabilities — (6.35)%		(271,595,536)

NET ASSETS — 100.00%		$4,276,052,586

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $3,771,760,546. Net unrealized appreciation was $775,887,576, of which $923,760,565 represented gross unrealized appreciation on securities and $147,872,989 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,275,667,463	$—	$—	$4,275,667,463
Money market funds	271,980,659	—	—	271,980,659

Total	$4,547,648,122	$—	$—	$4,547,648,122

1

Schedule of Investments (Unaudited)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 3.32%
General Dynamics Corp.	15,501	$2,276,942
HEICO Corp.	166	11,539
HEICO Corp. Class A	302	17,416
Honeywell International Inc.	39,210	4,561,299
L-3 Communications Holdings Inc.	3,678	557,695
Lockheed Martin Corp.	18,033	4,557,480
Northrop Grumman Corp.	6,666	1,444,056
Raytheon Co.	16,030	2,236,666
United Technologies Corp.	50,464	5,432,450

		21,095,543
AIR FREIGHT & LOGISTICS — 1.12%
CH Robinson Worldwide Inc.	8,410	585,504
Expeditors International of Washington Inc.	7,334	362,520
FedEx Corp.	3,813	617,325
United Parcel Service Inc. Class B	51,623	5,580,446

		7,145,795
AUTO COMPONENTS — 0.45%
Autoliv Inc.	4,096	433,357
Gentex Corp.	15,023	265,456
Johnson Controls Inc.	42,244	1,939,845
Lear Corp.	1,929	218,845

		2,857,503
AUTOMOBILES — 0.14%
Harley-Davidson Inc.	13,723	726,221
Thor Industries Inc.	2,047	156,678

		882,899
BANKS — 7.62%
Bank of the Ozarks Inc.	3,199	115,132
BB&T Corp.	62,973	2,321,814
BOK Financial Corp.	1,464	95,497
Chemical Financial Corp.	2,558	105,850
Columbia Banking System Inc.	3,666	111,153
Comerica Inc.	8,041	363,775
Commerce Bancshares Inc./MO	3,910	184,904
Community Bank System Inc.	3,401	150,086
Cullen/Frost Bankers Inc.	4,439	301,364
East West Bancorp. Inc.	7,574	259,182
Fifth Third Bancorp.	52,858	1,003,245
First Financial Bankshares Inc.	3,112	106,337
First Horizon National Corp.	11,407	166,086
Home BancShares Inc./AR	4,857	101,366
Huntington Bancshares Inc./OH	54,418	516,971
Independent Bank Corp./Rockland MA	1,622	81,441
JPMorgan Chase & Co.	247,276	15,818,246
KeyCorp	56,745	663,916
LegacyTexas Financial Group Inc.	2,201	62,772
People’s United Financial Inc.	33,489	507,693
PNC Financial Services Group Inc. (The)[a]	28,538	2,358,666

Security	Shares	Value
Prosperity Bancshares Inc.	3,647	$186,325
SunTrust Banks Inc.	27,787	1,175,112
U.S. Bancorp.	97,011	4,090,954
UMB Financial Corp.	1,799	99,683
Umpqua Holdings Corp.	22,305	339,705
Webster Financial Corp.	5,916	212,739
Wells Fargo & Co.	352,081	16,889,326
WesBanco Inc.	2,649	81,907

		48,471,247
BEVERAGES — 4.09%
Brown-Forman Corp. Class A	884	93,403
Brown-Forman Corp. Class B	3,456	339,345
Coca-Cola Co. (The)	299,998	13,088,913
Coca-Cola European Partners PLC	17,503	653,387
Dr Pepper Snapple Group Inc.	10,751	1,059,081
PepsiCo Inc.	98,651	10,745,067

		25,979,196
BIOTECHNOLOGY — 2.85%
AbbVie Inc.	149,764	9,918,870
Amgen Inc.	47,674	8,201,358

		18,120,228
BUILDING PRODUCTS — 0.06%
AO Smith Corp.	2,143	199,063
Lennox International Inc.	1,011	158,525

		357,588
CAPITAL MARKETS — 1.87%
Ameriprise Financial Inc.	12,318	1,180,557
Bank of New York Mellon Corp. (The)	43,662	1,720,283
BlackRock Inc.[a]	8,043	2,945,749
Cohen & Steers Inc.	1,324	57,065
Eaton Vance Corp. NVS	8,214	310,571
Evercore Partners Inc. Class A	2,464	124,851
Franklin Resources Inc.	18,948	685,728
Invesco Ltd.	39,678	1,157,804
Janus Capital Group Inc.	10,693	161,464
Legg Mason Inc.	6,211	212,044
SEI Investments Co.	3,486	156,870
State Street Corp.	21,944	1,443,476
T Rowe Price Group Inc.	17,909	1,265,987
TD Ameritrade Holding Corp.	14,442	438,459

		11,860,908
CHEMICALS — 3.23%
Air Products & Chemicals Inc.	11,445	1,710,112
Albemarle Corp.	4,270	359,406
Ashland Inc.	2,103	238,144
Balchem Corp.	436	27,847
Celanese Corp. Series A	7,371	467,469
CF Industries Holdings Inc.	3,600	88,848
Dow Chemical Co. (The)	96,539	5,181,248
Eastman Chemical Co.	9,369	611,140
Ecolab Inc.	7,661	906,909
FMC Corp.	4,429	210,555
HB Fuller Co.	1,544	71,889

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2016

Security	Shares	Value
International Flavors & Fragrances Inc.	3,469	$462,244
LyondellBasell Industries NV Class A	35,395	2,663,828
Monsanto Co.	21,881	2,336,234
NewMarket Corp.	403	172,460
PolyOne Corp.	2,670	93,637
PPG Industries Inc.	9,624	1,007,729
Praxair Inc.	18,912	2,204,004
RPM International Inc.	7,151	388,013
Scotts Miracle-Gro Co. (The) Class A	3,108	229,215
Sensient Technologies Corp.	1,734	128,021
Sherwin-Williams Co. (The)	2,254	675,591
Valspar Corp. (The)	2,240	238,493
Westlake Chemical Corp.	1,612	73,733

		20,546,769
COMMERCIAL SERVICES & SUPPLIES — 0.74%
ABM Industries Inc.	2,688	100,021
Brady Corp. Class A	3,045	97,866
Cintas Corp.	2,425	260,130
G&K Services Inc. Class A	1,015	81,413
Healthcare Services Group Inc.	3,419	132,692
HNI Corp.	2,595	135,277
Interface Inc.	2,183	38,988
Matthews International Corp. Class A	875	52,596
MSA Safety Inc.	2,076	116,007
Republic Services Inc.	14,484	742,450
Rollins Inc.	3,438	96,883
Steelcase Inc. Class A	6,816	98,832
Tyco International PLC	20,183	919,739
Waste Management Inc.	27,373	1,809,903

		4,682,797
COMMUNICATIONS EQUIPMENT — 2.37%
Cisco Systems Inc.	450,005	13,738,653
Harris Corp.	7,671	664,462
Motorola Solutions Inc.	9,499	659,040

		15,062,155
CONSTRUCTION & ENGINEERING — 0.01%
Valmont Industries Inc.	636	83,284

		83,284
CONSUMER FINANCE — 0.18%
Discover Financial Services	20,192	1,147,713

		1,147,713
CONTAINERS & PACKAGING — 0.45%
AptarGroup Inc.	2,475	193,496
Avery Dennison Corp.	4,848	377,611
Bemis Co. Inc.	5,403	275,769
Packaging Corp. of America	7,335	547,851
Silgan Holdings Inc.	1,356	67,230
Sonoco Products Co.	7,721	393,231
WestRock Co.	23,551	1,010,573

		2,865,761

Security	Shares	Value
DISTRIBUTORS — 0.19%
Core-Mark Holding Co. Inc.	834	$40,833
Genuine Parts Co.	10,147	1,037,429
Pool Corp.	1,462	149,533

		1,227,795
DIVERSIFIED CONSUMER SERVICES — 0.05%
DeVry Education Group Inc.	3,083	68,659
Service Corp. International/U.S.	8,545	236,867

		305,526
DIVERSIFIED FINANCIAL SERVICES — 0.71%
CBOE Holdings Inc.	3,028	208,326
CME Group Inc.	21,354	2,183,233
FactSet Research Systems Inc.	1,303	224,064
MarketAxess Holdings Inc.	730	118,012
Moody’s Corp.	6,248	662,350
Morningstar Inc.	539	45,589
S&P Global Inc.	8,700	1,063,140

		4,504,714
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.01%
ATN International Inc.	524	38,525

		38,525
ELECTRIC UTILITIES — 2.32%
ALLETE Inc.	4,027	257,124
Alliant Energy Corp.	17,268	695,037
American Electric Power Co. Inc.	41,736	2,892,305
Edison International	21,563	1,668,545
El Paso Electric Co.	2,615	124,683
Eversource Energy	25,193	1,473,538
Great Plains Energy Inc.	13,946	415,312
ITC Holdings Corp.	6,304	291,560
MGE Energy Inc.	1,975	110,896
NextEra Energy Inc.	32,754	4,202,011
Portland General Electric Co.	6,376	278,440
Westar Energy Inc.	9,765	542,641
Xcel Energy Inc.	41,112	1,808,106

		14,760,198
ELECTRICAL EQUIPMENT — 1.16%
AMETEK Inc.	4,357	204,910
Eaton Corp. PLC	41,490	2,630,881
Emerson Electric Co.	56,933	3,182,554
Hubbell Inc.	3,125	336,969
Regal Beloit Corp.	1,781	108,659
Rockwell Automation Inc.	7,978	912,683

		7,376,656
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.49%
AVX Corp.	3,512	47,974
Corning Inc.	69,496	1,544,201
FLIR Systems Inc.	5,306	172,870
Littelfuse Inc.	572	71,511

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2016

Security	Shares	Value
TE Connectivity Ltd.	21,286	$1,283,120

		3,119,676
ENERGY EQUIPMENT & SERVICES — 1.13%
Core Laboratories NV	1,837	214,580
Oceaneering International Inc.	119	3,318
Schlumberger Ltd.	86,222	6,942,595

		7,160,493
FOOD & STAPLES RETAILING — 3.24%
Casey’s General Stores Inc.	761	101,624
Costco Wholesale Corp.	12,915	2,159,646
CVS Health Corp.	46,559	4,316,951
Kroger Co. (The)	27,602	943,712
Sysco Corp.	33,506	1,735,276
Wal-Mart Stores Inc.	107,445	7,840,262
Walgreens Boots Alliance Inc.	39,276	3,112,623
Whole Foods Market Inc.	12,375	377,190

		20,587,284
FOOD PRODUCTS — 1.82%
Archer-Daniels-Midland Co.	40,370	1,819,880
B&G Foods Inc.	5,813	299,893
Bunge Ltd.	8,075	531,658
Flowers Foods Inc.	14,445	265,643
General Mills Inc.	42,624	3,064,239
Hershey Co. (The)	8,801	974,799
Hormel Foods Corp.	11,401	425,827
Ingredion Inc.	2,725	363,079
J&J Snack Foods Corp.	557	67,737
JM Smucker Co. (The)	6,075	936,522
Kellogg Co.	16,666	1,378,445
Lancaster Colony Corp.	815	105,917
McCormick & Co. Inc./MD	5,036	514,931
Mead Johnson Nutrition Co.	9,278	827,598

		11,576,168
GAS UTILITIES — 0.40%
Atmos Energy Corp.	5,793	462,224
National Fuel Gas Co.	5,953	336,404
New Jersey Resources Corp.	5,747	214,018
Northwest Natural Gas Co.	2,230	144,816
Piedmont Natural Gas Co. Inc.	4,590	274,482
Southwest Gas Corp.	2,946	228,315
Spire Inc.	3,466	240,540
UGI Corp.	9,009	407,747
WGL Holdings Inc.	3,631	257,039

		2,565,585
HEALTH CARE EQUIPMENT & SUPPLIES — 2.34%
Abbott Laboratories	98,493	4,407,562
Baxter International Inc.	14,351	689,135
Becton Dickinson and Co.	8,276	1,456,576
Cantel Medical Corp.	193	12,921
CR Bard Inc.	811	181,445
Hill-Rom Holdings Inc.	1,982	105,898
Medtronic PLC	63,214	5,539,443
St. Jude Medical Inc.	11,364	943,667

Security	Shares	Value
STERIS PLC	3,055	$216,752
Stryker Corp.	10,481	1,218,731
West Pharmaceutical Services Inc.	1,189	95,453

		14,867,583
HEALTH CARE PROVIDERS & SERVICES — 1.71%
Aetna Inc.	7,203	829,858
AmerisourceBergen Corp.	8,217	700,006
Anthem Inc.	12,803	1,681,546
Cardinal Health Inc.	15,900	1,329,240
Chemed Corp.	329	48,409
Humana Inc.	2,333	402,559
McKesson Corp.	3,387	658,975
Owens & Minor Inc.	4,345	155,160
Patterson Companies Inc.	4,034	199,118
UnitedHealth Group Inc.	33,982	4,866,222

		10,871,093
HOTELS, RESTAURANTS & LEISURE — 2.62%
Brinker International Inc.	4,009	188,984
Cracker Barrel Old Country Store Inc.	1,585	249,495
Darden Restaurants Inc.	8,545	526,030
Marriott International Inc./MD Class A	8,534	611,888
McDonald’s Corp.	64,164	7,548,895
Royal Caribbean Cruises Ltd.	8,338	604,005
Starbucks Corp.	53,241	3,090,640
Starwood Hotels & Resorts Worldwide Inc.	8,531	665,930
Texas Roadhouse Inc.	2,631	124,236
Vail Resorts Inc.	2,202	315,040
Wendy’s Co. (The)	12,599	121,706
Wyndham Worldwide Corp.	8,212	583,216
Yum! Brands Inc.	22,369	2,000,236

		16,630,301
HOUSEHOLD DURABLES — 0.39%
Harman International Industries Inc.	3,089	255,275
Leggett & Platt Inc.	8,500	446,845
Newell Brands Inc.	17,812	934,417
Whirlpool Corp.	4,222	812,144

		2,448,681
HOUSEHOLD PRODUCTS — 4.24%
Church & Dwight Co. Inc.	4,668	458,584
Clorox Co. (The)	7,702	1,009,501
Colgate-Palmolive Co.	48,548	3,613,428
Kimberly-Clark Corp.	25,611	3,317,905
Procter & Gamble Co. (The)	216,204	18,504,900
WD-40 Co.	531	61,055

		26,965,373
INDUSTRIAL CONGLOMERATES — 4.15%
3M Co.	39,403	7,027,919
Carlisle Companies Inc.	1,944	200,796
General Electric Co.	604,395	18,820,860
Roper Technologies Inc.	1,768	301,197

		26,350,772

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2016

Security	Shares	Value
INSURANCE — 3.24%
Aflac Inc.	24,389	$1,762,837
Allied World Assurance Co. Holdings AG	6,263	256,720
Allstate Corp. (The)	18,373	1,255,427
American Equity Investment Life Holding Co.	2,177	34,680
American Financial Group Inc./OH	2,746	200,733
AmTrust Financial Services Inc.	4,557	108,776
Arthur J Gallagher & Co.	14,134	695,251
Assurant Inc.	3,656	303,485
Axis Capital Holdings Ltd.	5,881	326,866
Brown & Brown Inc.	3,965	145,357
Chubb Ltd.	24,604	3,081,897
Cincinnati Financial Corp.	10,207	762,463
Endurance Specialty Holdings Ltd.	3,491	236,096
Erie Indemnity Co. Class A	1,798	175,647
First American Financial Corp.	7,639	319,387
Horace Mann Educators Corp.	3,124	106,778
Lincoln National Corp.	13,181	575,614
Marsh & McLennan Companies Inc.	24,386	1,603,379
Old Republic International Corp.	24,120	467,446
Primerica Inc.	1,371	70,620
Principal Financial Group Inc.	23,545	1,097,903
ProAssurance Corp.	3,176	164,072
Prudential Financial Inc.	40,434	3,044,276
Reinsurance Group of America Inc.	2,439	242,071
RenaissanceRe Holdings Ltd.	789	92,723
RLI Corp.	1,181	80,509
Torchmark Corp.	2,613	161,666
Travelers Companies Inc. (The)	15,693	1,823,840
Unum Group	12,144	405,731
Validus Holdings Ltd.	5,974	295,295
WR Berkley Corp.	2,134	124,177
XL Group Ltd.	17,296	598,615

		20,620,337
INTERNET & CATALOG RETAIL — 0.02%
HSN Inc.	2,133	109,124

		109,124
INTERNET SOFTWARE & SERVICES — 0.07%
IAC/InterActiveCorp	4,896	283,772
j2 Global Inc.	2,282	152,529

		436,301
IT SERVICES — 3.66%
Accenture PLC Class A	28,845	3,254,004
Automatic Data Processing Inc.	27,787	2,471,654
Broadridge Financial Solutions Inc.	5,638	381,580
International Business Machines Corp.	80,534	12,935,371
Jack Henry & Associates Inc.	2,626	234,371
Paychex Inc.	24,513	1,453,131
Visa Inc. Class A	32,788	2,559,103

		23,289,214
LEISURE PRODUCTS — 0.15%
Hasbro Inc.	6,637	539,124

Security	Shares	Value
Polaris Industries Inc.	3,914	$386,507

		925,631
LIFE SCIENCES TOOLS & SERVICES — 0.02%
Bio-Techne Corp.	1,068	120,065

		120,065
MACHINERY — 2.03%
Barnes Group Inc.	2,024	76,770
CLARCOR Inc.	1,764	109,827
Crane Co.	2,743	170,889
Cummins Inc.	13,066	1,604,113
Deere & Co.	20,654	1,605,022
Donaldson Co. Inc.	5,859	211,686
Dover Corp.	9,137	652,656
Flowserve Corp.	4,810	230,158
Franklin Electric Co. Inc.	1,204	46,619
Graco Inc.	2,264	167,559
Hillenbrand Inc.	4,106	132,829
IDEX Corp.	3,025	271,615
Illinois Tool Works Inc.	16,323	1,883,674
Ingersoll-Rand PLC	12,612	835,671
ITT Inc.	3,157	100,108
Kennametal Inc.	6,332	157,414
Lincoln Electric Holdings Inc.	3,332	206,784
Nordson Corp.	1,509	133,230
PACCAR Inc.	14,889	878,004
Parker-Hannifin Corp.	7,318	835,642
Pentair PLC	9,873	630,095
Snap-on Inc.	2,242	352,375
Stanley Black & Decker Inc.	7,280	885,976
Toro Co. (The)	1,907	175,349
Trinity Industries Inc.	9,006	209,029
Wabtec Corp./DE	997	68,294
Xylem Inc./NY	5,981	285,952

		12,917,340
MEDIA — 3.05%
CBS Corp. Class B NVS	11,736	612,854
Comcast Corp. Class A	105,511	7,095,615
John Wiley & Sons Inc. Class A	2,716	156,713
Meredith Corp.	2,833	154,342
Omnicom Group Inc.	14,010	1,152,883
Scripps Networks Interactive Inc. Class A	3,673	242,638
Sinclair Broadcast Group Inc. Class A	3,911	108,804
Time Warner Inc.	42,060	3,223,899
Viacom Inc. Class A	871	43,236
Viacom Inc. Class B NVS	31,249	1,420,892
Walt Disney Co. (The)	54,203	5,200,778

		19,412,654
METALS & MINING — 0.38%
Compass Minerals International Inc.	2,998	208,631
Nucor Corp.	23,142	1,241,337
Reliance Steel & Aluminum Co.	3,797	297,836
Royal Gold Inc.	2,367	200,106
Steel Dynamics Inc.	12,829	344,074
Worthington Industries Inc.	2,152	95,355

		2,387,339

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2016

Security	Shares	Value
MULTI-UTILITIES — 2.28%
Avista Corp.	5,271	$229,288
Black Hills Corp.	3,516	221,684
CMS Energy Corp.	20,346	919,232
Dominion Resources Inc./VA	59,345	4,630,097
DTE Energy Co.	14,090	1,374,057
NorthWestern Corp.	4,059	246,544
Public Service Enterprise Group Inc.	46,992	2,162,102
SCANA Corp.	11,700	876,798
Sempra Energy	16,422	1,837,293
Vectren Corp.	6,579	340,332
WEC Energy Group Inc.	25,429	1,650,596

		14,488,023
MULTILINE RETAIL — 1.00%
Dillard’s Inc. Class A	281	19,018
Kohl’s Corp.	24,202	1,006,561
Macy’s Inc.	32,584	1,167,485
Nordstrom Inc.	11,795	521,693
Target Corp.	48,251	3,634,748

		6,349,505
OIL, GAS & CONSUMABLE FUELS — 5.40%
Cimarex Energy Co.	6,293	755,286
Devon Energy Corp.	33,620	1,286,974
EOG Resources Inc.	10,871	888,161
Exxon Mobil Corp.	204,570	18,196,501
HollyFrontier Corp.	9,931	252,446
Marathon Petroleum Corp.	46,142	1,817,533
Occidental Petroleum Corp.	76,173	5,692,408
Phillips 66	35,915	2,731,695
Valero Energy Corp.	51,970	2,716,992

		34,337,996
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	6,401	252,007

		252,007
PERSONAL PRODUCTS — 0.15%
Estee Lauder Companies Inc. (The) Class A	7,238	672,410
Nu Skin Enterprises Inc. Class A	4,836	258,243

		930,653
PHARMACEUTICALS — 7.17%
Bristol-Myers Squibb Co.	86,664	6,483,334
Johnson & Johnson	158,408	19,837,434
Perrigo Co. PLC	2,103	192,193
Pfizer Inc.	517,581	19,093,563

		45,606,524
PROFESSIONAL SERVICES — 0.20%
CEB Inc.	2,042	122,602
Dun & Bradstreet Corp. (The)	1,369	176,943
Equifax Inc.	3,149	417,116
ManpowerGroup Inc.	3,904	270,938

Security	Shares	Value
Robert Half International Inc.	7,095	$259,251

		1,246,850
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.01%
Jones Lang LaSalle Inc.	594	65,025

		65,025
ROAD & RAIL — 1.40%
CSX Corp.	63,956	1,811,874
JB Hunt Transport Services Inc.	2,408	200,177
Norfolk Southern Corp.	20,380	1,829,716
Ryder System Inc.	3,175	209,233
Union Pacific Corp.	52,129	4,850,603

		8,901,603
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.30%
Analog Devices Inc.	22,401	1,429,856
Broadcom Ltd.	11,149	1,805,915
KLA-Tencor Corp.	11,149	844,091
Linear Technology Corp.	16,062	963,559
Maxim Integrated Products Inc.	22,653	923,789
Microchip Technology Inc.	14,635	814,291
MKS Instruments Inc.	2,183	99,720
QUALCOMM Inc.	142,152	8,895,872
Texas Instruments Inc.	61,681	4,302,250
Xilinx Inc.	17,844	911,472

		20,990,815
SOFTWARE — 4.12%
Activision Blizzard Inc.	8,716	350,034
Intuit Inc.	7,201	799,239
Microsoft Corp.	355,516	20,150,647
Oracle Corp.	119,251	4,894,061

		26,193,981
SPECIALTY RETAIL — 3.09%
Aaron’s Inc.	813	19,471
Best Buy Co. Inc.	25,239	848,030
Chico’s FAS Inc.	9,378	112,630
DSW Inc. Class A	7,167	173,871
Foot Locker Inc.	6,811	406,072
Gap Inc. (The)	26,883	693,313
Group 1 Automotive Inc.	826	51,476
Home Depot Inc. (The)	66,425	9,182,592
L Brands Inc.	21,852	1,614,863
Lithia Motors Inc. Class A	788	67,996
Lowe’s Companies Inc.	31,560	2,596,757
Monro Muffler Brake Inc.	813	50,910
Penske Automotive Group Inc.	2,929	116,047
Ross Stores Inc.	10,238	633,016
Signet Jewelers Ltd.	2,282	200,611
Tiffany & Co.	6,877	443,704
TJX Companies Inc. (The)	22,435	1,833,388
Tractor Supply Co.	3,458	316,926
Williams-Sonoma Inc.	5,621	303,984

		19,665,657

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2016

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.60%
Columbia Sportswear Co.	855	$48,949
NIKE Inc. Class B	39,469	2,190,529
Oxford Industries Inc.	674	38,539
Ralph Lauren Corp.	3,084	302,510
VF Corp.	19,612	1,224,377

		3,804,904
THRIFTS & MORTGAGE FINANCE — 0.06%
Northwest Bancshares Inc.	10,381	154,780
Provident Financial Services Inc.	5,305	106,896
Washington Federal Inc.	5,340	133,500

		395,176
TOBACCO — 2.34%
Altria Group Inc.	168,942	11,437,373
Reynolds American Inc.	68,980	3,453,139

		14,890,512
TRADING COMPANIES & DISTRIBUTORS — 0.30%
Applied Industrial Technologies Inc.	2,436	114,370
Fastenal Co.	18,988	811,737
GATX Corp.	3,462	154,855
MSC Industrial Direct Co. Inc. Class A	2,752	197,676
WW Grainger Inc.	3,015	659,833

		1,938,471
WATER UTILITIES — 0.18%
American States Water Co.	2,067	89,294
American Water Works Co. Inc.	8,715	719,685
Aqua America Inc.	9,475	328,214

		1,137,193
WIRELESS TELECOMMUNICATION SERVICES — 0.02%
Telephone & Data Systems Inc.	4,888	153,923

		153,923

TOTAL COMMON STOCKS
(Cost: $587,240,125)		634,082,632

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	1,164,996	$1,164,996

		1,164,996

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,164,996)		1,164,996

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $588,405,121)[d]		635,247,628
Other Assets, Less Liabilities — 0.07%		452,635

NET ASSETS — 100.00%		$635,700,263

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $597,233,901. Net unrealized appreciation was $38,013,727, of which $51,131,968 represented gross unrealized appreciation on securities and $13,118,241 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	6,395	2,424	(776)	8,043	$2,945,749	$14,356	$33,419
PNC Financial Services Group Inc. (The)	22,942	8,675	(3,079)	28,538	2,358,666	15,176	1,806

					$5,304,415	$29,532	$35,225

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2016

Schedule 2 — Futures Contracts

Futures contracts outstanding as of July 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	14	Sep. 2016	Chicago Mercantile	$1,479,909	$1,517,740	$37,831

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$634,082,632	$—	$—	$634,082,632
Money market funds	1,164,996	—	—	1,164,996

Total	$635,247,628	$—	$—	$635,247,628

Derivative financial instruments[a]:
Assets:
Futures contracts	$37,831	$—	$—	$37,831

Total	$37,831	$—	$—	$37,831

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

8

Schedule of Investments (Unaudited)

iSHARES® CORE HIGH DIVIDEND ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.57%

AEROSPACE & DEFENSE — 1.37%
Lockheed Martin Corp.	355,385	$89,816,451

		89,816,451
AIR FREIGHT & LOGISTICS — 1.68%
United Parcel Service Inc. Class B	1,016,912	109,928,187

		109,928,187
BANKS — 0.17%
FirstMerit Corp.	249,527	5,297,458
United Bankshares Inc./WV	109,687	4,201,012
WesBanco Inc.	53,304	1,648,160

		11,146,630
BEVERAGES — 3.94%
Coca-Cola Co. (The)	5,912,696	257,970,927

		257,970,927
CAPITAL MARKETS — 0.65%
Cohen & Steers Inc.	26,197	1,129,090
Eaton Vance Corp. NVS	163,012	6,163,484
Federated Investors Inc. Class B	132,933	4,196,695
Invesco Ltd.	782,116	22,822,145
Janus Capital Group Inc.	212,430	3,207,693
Waddell & Reed Financial Inc. Class A	261,635	4,777,455

		42,296,562
COMMUNICATIONS EQUIPMENT — 4.14%
Cisco Systems Inc.	8,869,227	270,777,500

		270,777,500
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.53%
Cogent Communications Holdings Inc.	74,431	3,180,437
Verizon Communications Inc.	8,834,033	489,493,768

		492,674,205
ELECTRIC UTILITIES — 7.54%
Alliant Energy Corp.	340,322	13,697,960
American Electric Power Co. Inc.	821,997	56,964,392
Duke Energy Corp.	1,395,544	119,444,611
NextEra Energy Inc.	645,659	82,831,593
Pinnacle West Capital Corp.	181,319	14,300,630
PPL Corp.	1,308,974	49,361,410
Southern Co. (The)	2,062,847	110,362,314
Westar Energy Inc.	191,543	10,644,045
Xcel Energy Inc.	810,492	35,645,438

		493,252,393

Security	Shares	Value
ELECTRICAL EQUIPMENT — 1.75%
Eaton Corp. PLC	817,747	$51,853,337
Emerson Electric Co.	1,122,872	62,768,545

		114,621,882
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.02%
AVX Corp.	71,721	979,709

		979,709
ENERGY EQUIPMENT & SERVICES — 0.01%
Frank’s International NV	63,890	787,125

		787,125
FOOD PRODUCTS — 0.92%
General Mills Inc.	839,456	60,348,492

		60,348,492
GAS UTILITIES — 0.10%
National Fuel Gas Co.	118,155	6,676,939

		6,676,939
HOTELS, RESTAURANTS & LEISURE — 2.95%
Carnival Corp.	637,056	29,763,256
Cracker Barrel Old Country Store Inc.	30,982	4,876,877
McDonald’s Corp.	1,264,689	148,790,661
Six Flags Entertainment Corp.	170,978	9,641,449

		193,072,243
HOUSEHOLD PRODUCTS — 6.57%
Kimberly-Clark Corp.	504,766	65,392,435
Procter & Gamble Co. (The)	4,261,099	364,707,464

		430,099,899
INSURANCE — 0.40%
American National Insurance Co.	11,686	1,336,294
Arthur J Gallagher & Co.	278,598	13,704,236
Mercury General Corp.	31,910	1,766,857
Old Republic International Corp.	477,056	9,245,345

		26,052,732
IT SERVICES — 4.58%
International Business Machines Corp.	1,586,838	254,877,920
Paychex Inc.	483,537	28,664,073
Western Union Co. (The)	788,009	15,760,180

		299,302,173
LEISURE PRODUCTS — 0.41%
Mattel Inc.	804,496	26,854,077

		26,854,077

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

July 31, 2016

Security	Shares	Value
METALS & MINING — 0.06%
Compass Minerals International Inc.	58,516	$4,072,128

		4,072,128
MULTI-UTILITIES — 3.66%
CMS Energy Corp.	400,355	18,088,039
Dominion Resources Inc./VA	1,168,966	91,202,727
DTE Energy Co.	277,779	27,089,008
Public Service Enterprise Group Inc.	926,545	42,630,335
SCANA Corp.	230,157	17,247,966
Sempra Energy	323,159	36,155,029
Vectren Corp.	128,996	6,672,963

		239,086,067
OIL, GAS & CONSUMABLE FUELS — 19.69%
Chevron Corp.	3,865,761	396,163,187
Exxon Mobil Corp.	6,768,905	602,094,100
HollyFrontier Corp.	429,105	10,907,849
Occidental Petroleum Corp.	1,500,909	112,162,930
Phillips 66	707,653	53,824,087
Spectra Energy Corp.	1,641,741	59,053,424
Valero Energy Corp.	1,024,964	53,585,118

		1,287,790,695
PHARMACEUTICALS — 16.86%
Johnson & Johnson	3,755,201	470,263,821
Merck & Co. Inc.	4,367,262	256,183,589
Pfizer Inc.	10,200,444	376,294,379

		1,102,741,789
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.32%
Analog Devices Inc.	442,398	28,238,264
Intel Corp.	7,608,733	265,240,432
Intersil Corp. Class A	230,165	3,516,921
KLA-Tencor Corp.	219,377	16,609,033
Maxim Integrated Products Inc.	446,361	18,202,602
Microchip Technology Inc.	289,014	16,080,739

		347,887,991
SOFTWARE — 0.24%
CA Inc.	452,148	15,666,928

		15,666,928
SPECIALTY RETAIL — 0.51%
Buckle Inc. (The)	54,054	1,480,539
L Brands Inc.	430,634	31,823,853

		33,304,392
TEXTILES, APPAREL & LUXURY GOODS — 0.31%
Coach Inc.	474,093	20,438,149

		20,438,149

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.03%
Provident Financial Services Inc.	106,189	$2,139,708

		2,139,708
TOBACCO — 8.16%
Altria Group Inc.	3,329,313	225,394,490
Philip Morris International Inc.	3,074,056	308,204,855

		533,599,345

TOTAL COMMON STOCKS
(Cost: $5,975,185,915)		6,513,385,318

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	19,290,698	19,290,698

		19,290,698

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,290,698)		19,290,698

TOTAL INVESTMENTS IN SECURITIES — 99.86%
(Cost: $5,994,476,613)[c]		6,532,676,016
Other Assets, Less Liabilities — 0.14%		9,097,388

NET ASSETS — 100.00%		$6,541,773,404

NVS — Non-Voting Shares

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $6,047,739,463. Net unrealized appreciation was $484,936,553, of which $569,030,328 represented gross unrealized appreciation on securities and $84,093,775 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Open futures contracts as of July 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	250	Sep. 2016	Chicago Mercantile	$26,081,225	$27,102,500	$1,021,275

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

July 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,513,385,318	$—	$—	$6,513,385,318
Money market funds	19,290,698	—	—	19,290,698

Total	$6,532,676,016	$—	$—	$6,532,676,016

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,021,275	$—	$—	$1,021,275

Total	$1,021,275	$—	$—	$1,021,275

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

11

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 2.46%
B/E Aerospace Inc.	4,382	$209,613
Boeing Co. (The)	26,092	3,487,457
BWX Technologies Inc.	4,717	173,633
Curtiss-Wright Corp.	2,013	179,137
DigitalGlobe Inc.[a,b]	2,892	77,968
Esterline Technologies Corp.[a]	1,302	79,201
General Dynamics Corp.	12,515	1,838,328
Hexcel Corp.	4,097	176,868
Honeywell International Inc.	33,203	3,862,505
Huntington Ingalls Industries Inc.	2,085	359,829
KLX Inc.[a,b]	2,321	74,968
L-3 Communications Holdings Inc.	3,365	510,235
Lockheed Martin Corp.	11,403	2,881,880
Moog Inc. Class Aa	1,442	79,411
Northrop Grumman Corp.	7,857	1,702,062
Orbital ATK Inc.	2,495	217,364
Raytheon Co.	12,938	1,805,239
Rockwell Collins Inc.	5,679	480,557
Spirit AeroSystems Holdings Inc. Class Aa,b	5,124	222,279
Teledyne Technologies Inc.[a]	1,567	164,535
Textron Inc.	11,773	459,147
TransDigm Group Inc.[a]	2,286	638,983
Triumph Group Inc.	2,013	62,061
United Technologies Corp.	33,940	3,653,641

		23,396,901
AIR FREIGHT & LOGISTICS — 0.63%
CH Robinson Worldwide Inc.	6,174	429,834
Expeditors International of Washington Inc.	8,041	397,466
FedEx Corp.	10,875	1,760,662
Hub Group Inc. Class Aa	1,486	60,837
United Parcel Service Inc. Class B	30,128	3,256,837
XPO Logistics Inc.[a,b]	3,753	111,164

		6,016,800
AIRLINES — 0.50%
Alaska Air Group Inc.	5,404	363,257
Allegiant Travel Co.	578	75,007
American Airlines Group Inc.	25,188	894,174
Delta Air Lines Inc.	33,463	1,296,691
JetBlue Airways Corp.[a]	14,093	258,325
Southwest Airlines Co.	27,977	1,035,429
Spirit Airlines Inc.[a]	3,103	132,653
United Continental Holdings Inc.[a]	14,596	684,406

		4,739,942
AUTO COMPONENTS — 0.44%
Autoliv Inc.	3,883	410,821
BorgWarner Inc.	9,482	314,613
Cooper Tire & Rubber Co.	2,188	72,182
Dana Holding Corp.	6,710	91,524
Delphi Automotive PLC	11,892	806,516
Gentex Corp.	12,188	215,362

Security	Shares	Value
Goodyear Tire & Rubber Co. (The)	11,572	$331,769
Johnson Controls Inc.	28,279	1,298,572
Lear Corp.	3,239	367,465
Tenneco Inc.[a]	2,533	143,165
Visteon Corp.	1,411	98,897

		4,150,886
AUTOMOBILES — 0.61%
Ford Motor Co.	169,683	2,148,187
General Motors Co.	61,235	1,931,352
Harley-Davidson Inc.	7,957	421,085
Tesla Motors Inc.[a,b]	4,870	1,143,427
Thor Industries Inc.	2,006	153,539

		5,797,590
BANKS — 5.13%
Associated Banc-Corp.	6,757	125,680
BancorpSouth Inc.	3,495	83,251
Bank of America Corp.	447,285	6,481,160
Bank of Hawaii Corp.	1,884	129,845
Bank of the Ozarks Inc.	3,372	121,358
BankUnited Inc.	4,463	133,979
BB&T Corp.	35,803	1,320,057
BOK Financial Corp.	863	56,293
Cathay General Bancorp.	3,077	92,248
CIT Group Inc.	7,457	257,714
Citigroup Inc.	127,831	5,600,276
Citizens Financial Group Inc.	22,761	508,253
Comerica Inc.	7,658	346,448
Commerce Bancshares Inc./MO	3,467	163,954
Cullen/Frost Bankers Inc.	2,378	161,442
East West Bancorp. Inc.	6,216	212,712
Fifth Third Bancorp.	33,037	627,042
First Financial Bankshares Inc.	3,058	104,492
First Horizon National Corp.	10,099	147,041
First Niagara Financial Group Inc.	15,006	152,761
First Republic Bank/CA	6,168	442,061
FirstMerit Corp.	6,916	146,827
FNB Corp./PA	8,985	107,371
Fulton Financial Corp.	7,788	106,306
Glacier Bancorp. Inc.	3,574	98,571
Hancock Holding Co.	3,449	99,987
Huntington Bancshares Inc./OH	35,011	332,605
IBERIABANK Corp.	1,478	92,331
International Bancshares Corp.	2,374	65,095
Investors Bancorp. Inc.	15,993	181,680
JPMorgan Chase & Co.	159,323	10,191,892
KeyCorp	36,422	426,137
M&T Bank Corp.	6,921	792,870
MB Financial Inc.	3,150	120,929
PacWest Bancorp.	5,159	213,325
People’s United Financial Inc.	13,599	206,161
PNC Financial Services Group Inc. (The)[c]	21,658	1,790,034
Popular Inc.	4,325	145,709
PrivateBancorp. Inc.	3,534	156,203
Prosperity Bancshares Inc.	2,879	147,088
Regions Financial Corp.	55,554	509,430
Signature Bank/New York NYa	2,295	275,951
SunTrust Banks Inc.	21,867	924,755
SVB Financial Group[a]	2,324	233,376
Synovus Financial Corp.	5,408	164,620
TCF Financial Corp.	7,973	108,353

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2016

Security	Shares	Value
Texas Capital Bancshares Inc.[a]	1,975	$95,867
Trustmark Corp.	2,781	72,584
U.S. Bancorp.	70,499	2,972,943
UMB Financial Corp.	1,787	99,018
Umpqua Holdings Corp.	10,030	152,757
United Bankshares Inc./WV	2,667	102,146
Valley National Bancorp.	9,770	88,614
Webster Financial Corp.	4,169	149,917
Wells Fargo & Co.	201,323	9,657,464
Western Alliance Bancorp.[a]	3,938	134,010
Wintrust Financial Corp.	2,252	118,906
Zions BanCorp.	9,013	251,282

		48,801,181
BEVERAGES — 1.96%
Brown-Forman Corp. Class A	1,202	127,003
Brown-Forman Corp. Class B	4,365	428,599
Coca-Cola Co. (The)	169,472	7,394,063
Constellation Brands Inc. Class A	7,693	1,266,499
Dr Pepper Snapple Group Inc.	8,031	791,134
Molson Coors Brewing Co.	8,086	826,066
Monster Beverage Corp.[a]	6,133	985,144
PepsiCo Inc.	62,891	6,850,088

		18,668,596
BIOTECHNOLOGY — 3.14%
AbbVie Inc.	70,497	4,669,016
ACADIA Pharmaceuticals Inc.[a,b]	3,975	147,234
Agios Pharmaceuticals Inc.[a,b]	1,217	55,045
Alexion Pharmaceuticals Inc.[a]	9,802	1,260,537
Alkermes PLC[a]	6,440	321,356
Alnylam Pharmaceuticals Inc.[a]	3,266	222,349
Amgen Inc.	32,727	5,630,026
Biogen Inc.[a]	9,561	2,772,021
BioMarin Pharmaceutical Inc.[a]	7,004	696,338
Bluebird Bio Inc.[a]	1,458	83,368
Celgene Corp.[a]	33,748	3,786,188
Cepheid[a]	3,090	109,170
Clovis Oncology Inc.[a,b]	1,444	20,620
Dyax Corp.[a]	7,366	8,176
Gilead Sciences Inc.	58,020	4,610,849
Halozyme Therapeutics Inc.[a]	4,959	49,292
Incyte Corp.[a]	7,377	665,479
Intercept Pharmaceuticals Inc.[a,b]	752	130,119
Intrexon Corp.[a,b]	2,256	57,145
Ionis Pharmaceuticals Inc.[a,b]	5,022	146,592
Juno Therapeutics Inc.[a,b]	3,334	103,121
Kite Pharma Inc.[a,b]	1,948	110,315
MannKind Corp.[a,b]	11,877	11,758
Medivation Inc.[a]	7,170	458,808
Myriad Genetics Inc.[a]	3,128	96,905
Neurocrine Biosciences Inc.[a]	3,416	171,586
Novavax Inc.[a,b]	12,171	89,092
OPKO Health Inc.[a,b]	13,920	138,504
Portola Pharmaceuticals Inc.[a]	2,284	59,293
Puma Biotechnology Inc.[a,b]	905	45,150
Radius Health Inc.[a,b]	1,488	70,115
Regeneron Pharmaceuticals Inc.[a]	3,382	1,437,756
Seattle Genetics Inc.[a,b]	4,577	219,971
Ultragenyx Pharmaceutical Inc.[a]	1,525	96,502
United Therapeutics Corp.[a,b]	1,979	239,479

Security	Shares	Value
Vertex Pharmaceuticals Inc.[a]	10,779	$1,045,563

		29,834,838
BUILDING PRODUCTS — 0.24%
Allegion PLC	4,083	295,568
AO Smith Corp.	3,260	302,821
Armstrong Flooring Inc.[a,b]	1,005	20,030
Armstrong World Industries Inc.[a,b]	2,013	85,492
Fortune Brands Home & Security Inc.	6,682	422,770
Lennox International Inc.	1,742	273,146
Masco Corp.	14,461	527,537
Owens Corning	5,091	269,365
USG Corp.[a]	4,093	115,259

		2,311,988
CAPITAL MARKETS — 1.79%
Affiliated Managers Group Inc.[a]	2,360	346,401
Ameriprise Financial Inc.	7,148	685,064
Bank of New York Mellon Corp. (The)	46,885	1,847,269
BlackRock Inc.[c]	5,486	2,009,248
Charles Schwab Corp. (The)	52,387	1,488,839
E*TRADE Financial Corp.[a]	11,907	298,628
Eaton Vance Corp. NVS	5,094	192,604
Federated Investors Inc. Class B	3,986	125,838
Financial Engines Inc.	2,126	56,105
Franklin Resources Inc.	16,168	585,120
Goldman Sachs Group Inc. (The)	16,830	2,672,772
Invesco Ltd.	18,161	529,938
Janus Capital Group Inc.	6,264	94,586
Lazard Ltd. Class A	5,489	196,177
Legg Mason Inc.	4,755	162,336
LPL Financial Holdings Inc.	3,325	89,609
Morgan Stanley	65,821	1,891,037
Northern Trust Corp.	9,425	637,036
NorthStar Asset Management Group Inc./New York	8,505	100,869
Raymond James Financial Inc.	5,396	296,240
SEI Investments Co.	6,038	271,710
State Street Corp.	17,151	1,128,193
Stifel Financial Corp.[a]	3,100	109,585
T Rowe Price Group Inc.	10,730	758,504
TD Ameritrade Holding Corp.	11,606	352,358
Waddell & Reed Financial Inc. Class A	3,644	66,539
WisdomTree Investments Inc.	5,044	50,137

		17,042,742
CHEMICALS — 2.16%
Air Products & Chemicals Inc.	8,463	1,264,541
Albemarle Corp.	4,813	405,110
Ashland Inc.	2,701	305,861
Axalta Coating Systems Ltd.[a]	7,382	210,756
Axiall Corp.	2,931	95,697
Cabot Corp.	2,817	137,160
Celanese Corp. Series A	6,506	412,610
CF Industries Holdings Inc.	9,975	246,183
Chemours Co. (The)	7,671	71,340
Chemtura Corp.[a]	2,815	79,073
Dow Chemical Co. (The)	48,973	2,628,381
Eastman Chemical Co.	6,499	423,930
Ecolab Inc.	11,509	1,362,435
EI du Pont de Nemours & Co.	38,114	2,636,345
FMC Corp.	5,930	281,912

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2016

Security	Shares	Value
GCP Applied Technologies Inc.[a]	2,970	$81,764
HB Fuller Co.	2,062	96,007
Huntsman Corp.	8,719	134,796
Ingevity Corp.[a]	1,847	70,685
International Flavors & Fragrances Inc.	3,426	456,514
LyondellBasell Industries NV Class A	14,953	1,125,363
Minerals Technologies Inc.	1,472	96,063
Monsanto Co.	18,980	2,026,495
Mosaic Co. (The)	15,196	410,292
NewMarket Corp.	435	186,154
Olin Corp.	7,401	154,681
Platform Specialty Products Corp.[a,b]	7,145	65,734
PolyOne Corp.	3,537	124,043
PPG Industries Inc.	11,532	1,207,516
Praxair Inc.	12,435	1,449,175
RPM International Inc.	5,872	318,615
Scotts Miracle-Gro Co. (The) Class A	2,081	153,474
Sensient Technologies Corp.	1,861	137,398
Sherwin-Williams Co. (The)	3,423	1,025,976
Valspar Corp. (The)	3,200	340,704
Westlake Chemical Corp.	1,680	76,843
WR Grace & Co.	3,160	236,589

		20,536,215
COMMERCIAL SERVICES & SUPPLIES — 0.53%
Cintas Corp.	3,786	406,124
Clean Harbors Inc.[a]	2,367	121,711
Copart Inc.[a]	4,407	222,289
Covanta Holding Corp.	5,525	88,510
Deluxe Corp.	2,122	143,426
Essendant Inc.	1,693	33,928
Healthcare Services Group Inc.	3,106	120,544
Herman Miller Inc.	2,405	78,812
HNI Corp.	1,947	101,497
KAR Auction Services Inc.	6,036	258,160
MSA Safety Inc.	1,292	72,197
Pitney Bowes Inc.	8,496	164,058
Republic Services Inc.	10,226	524,185
Rollins Inc.	4,024	113,396
RR Donnelley & Sons Co.	9,077	162,660
Stericycle Inc.[a]	3,770	340,318
Tetra Tech Inc.	2,710	89,240
Tyco International PLC	18,554	845,506
Waste Management Inc.	18,100	1,196,772

		5,083,333
COMMUNICATIONS EQUIPMENT — 1.10%
Arista Networks Inc.[a]	1,502	107,048
ARRIS International PLC[a]	7,557	205,853
Brocade Communications Systems Inc.	21,076	196,007
Ciena Corp.[a]	5,289	101,496
Cisco Systems Inc.	219,025	6,686,833
CommScope Holding Co. Inc.[a]	6,340	189,883
EchoStar Corp. Class Aa	1,892	73,693
F5 Networks Inc.[a]	2,921	360,510
Finisar Corp.[a,b]	4,315	80,949
Harris Corp.	5,365	464,716
Infinera Corp.[a]	6,188	54,207
InterDigital Inc./PA	1,452	85,741
Juniper Networks Inc.	15,285	346,817
Lumentum Holdings Inc.[a]	1,999	60,470
Motorola Solutions Inc.	6,859	475,877

Security	Shares	Value
NetScout Systems Inc.[a]	4,343	$121,517
Palo Alto Networks Inc.[a]	3,320	434,555
Plantronics Inc.	1,548	74,675
Polycom Inc.[a]	5,947	73,683
ViaSat Inc.[a,b]	2,013	148,620
Viavi Solutions Inc.[a]	9,981	71,164

		10,414,314
CONSTRUCTION & ENGINEERING — 0.16%
AECOM[a]	6,767	240,161
Chicago Bridge & Iron Co. NV	4,042	136,660
EMCOR Group Inc.	2,778	154,734
Fluor Corp.	6,007	321,495
Jacobs Engineering Group Inc.[a]	5,230	279,909
KBR Inc.	6,245	87,555
Quanta Services Inc.[a]	6,365	162,944
Valmont Industries Inc.	963	126,105

		1,509,563
CONSTRUCTION MATERIALS — 0.15%
Eagle Materials Inc.	2,089	175,371
Martin Marietta Materials Inc.	2,781	563,570
Vulcan Materials Co.	5,772	715,613

		1,454,554
CONSUMER FINANCE — 0.70%
Ally Financial Inc.	19,242	347,126
American Express Co.	35,217	2,270,088
Capital One Financial Corp.	22,310	1,496,555
Discover Financial Services	17,907	1,017,834
LendingClub Corp.[a,b]	8,882	41,035
Navient Corp.	14,075	199,865
PRA Group Inc.[a]	2,112	58,840
Santander Consumer USA Holdings Inc.[a]	4,381	48,147
SLM Corp.[a]	17,792	127,924
Synchrony Financial[a]	36,187	1,008,894

		6,616,308
CONTAINERS & PACKAGING — 0.46%
AptarGroup Inc.	2,696	210,773
Avery Dennison Corp.	3,866	301,123
Ball Corp.	7,556	533,982
Bemis Co. Inc.	3,998	204,058
Berry Plastics Group Inc.[a]	5,163	211,683
Crown Holdings Inc.[a]	6,138	325,130
Graphic Packaging Holding Co.	14,094	192,242
International Paper Co.	18,068	827,695
Owens-Illinois Inc.[a]	6,881	129,294
Packaging Corp. of America	4,162	310,860
Sealed Air Corp.	8,444	398,388
Silgan Holdings Inc.	1,662	82,402
Sonoco Products Co.	4,242	216,045
WestRock Co.	11,093	476,001

		4,419,676
DISTRIBUTORS — 0.14%
Genuine Parts Co.	6,545	669,161
LKQ Corp.[a]	13,481	463,611
Pool Corp.	1,760	180,013

		1,312,785

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2016

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.12%
Apollo Education Group Inc.[a]	4,205	$37,803
DeVry Education Group Inc.	2,400	53,448
Graham Holdings Co. Class B	191	96,119
Grand Canyon Education Inc.[a]	2,109	88,704
H&R Block Inc.	9,963	237,020
Houghton Mifflin Harcourt Co.[a]	4,087	69,275
Service Corp. International/U.S.	8,334	231,018
ServiceMaster Global Holdings Inc.[a]	6,096	230,612
Sotheby’sb	2,050	66,399

		1,110,398
DIVERSIFIED FINANCIAL SERVICES — 1.98%
Berkshire Hathaway Inc. Class Ba	81,605	11,773,153
CBOE Holdings Inc.	3,451	237,429
CME Group Inc.	14,668	1,499,656
FactSet Research Systems Inc.	1,782	306,433
FNFV Group[a]	2,562	30,565
Intercontinental Exchange Inc.	5,171	1,366,178
Leucadia National Corp.	14,692	268,276
MarketAxess Holdings Inc.	1,614	260,919
Moody’s Corp.	7,405	785,004
MSCI Inc.	3,783	325,489
Nasdaq Inc.	4,943	349,767
S&P Global Inc.	11,552	1,411,654
Voya Financial Inc.	8,885	227,723

		18,842,246
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.50%
AT&T Inc.	268,109	11,606,439
CenturyLink Inc.	23,952	753,051
Frontier Communications Corp.	51,205	266,266
Level 3 Communications Inc.[a]	12,740	644,644
SBA Communications Corp. Class Aa	5,422	623,530
Verizon Communications Inc.	177,608	9,841,259

		23,735,189
ELECTRIC UTILITIES — 2.07%
ALLETE Inc.	2,048	130,765
Alliant Energy Corp.	9,816	395,094
American Electric Power Co. Inc.	21,454	1,486,762
Duke Energy Corp.	29,930	2,561,709
Edison International	14,264	1,103,748
El Paso Electric Co.	1,679	80,055
Entergy Corp.	7,844	638,423
Eversource Energy	13,723	802,658
Exelon Corp.	40,219	1,499,364
FirstEnergy Corp.	18,689	652,620
Great Plains Energy Inc.	6,971	207,596
Hawaiian Electric Industries Inc.	4,782	148,481
IDACORP Inc.	2,265	183,125
ITC Holdings Corp.	6,700	309,875
NextEra Energy Inc.	20,043	2,571,317
OGE Energy Corp.	8,773	282,228
PG&E Corp.	21,631	1,383,086
Pinnacle West Capital Corp.	4,813	379,601

Security	Shares	Value
PNM Resources Inc.	3,331	$114,453
Portland General Electric Co.	3,770	164,636
PPL Corp.	29,519	1,113,162
Southern Co. (The)	40,926	2,189,541
Westar Energy Inc.	6,273	348,591
Xcel Energy Inc.	22,051	969,803

		19,716,693
ELECTRICAL EQUIPMENT — 0.57%
Acuity Brands Inc.	1,930	506,490
AMETEK Inc.	10,060	473,122
Eaton Corp. PLC	19,929	1,263,698
Emerson Electric Co.	28,088	1,570,119
EnerSys	1,994	124,326
Generac Holdings Inc.[a,b]	2,810	106,190
Hubbell Inc.	2,229	240,353
Regal Beloit Corp.	1,889	115,248
Rockwell Automation Inc.	5,729	655,397
Sensata Technologies Holding NVa,b	7,241	274,579
Solarcity Corp.[a,b]	2,517	67,204

		5,396,726
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.65%
Amphenol Corp. Class A	13,386	796,735
Anixter International Inc.[a]	1,127	69,063
Arrow Electronics Inc.[a]	3,970	263,965
Avnet Inc.	5,436	223,420
Belden Inc.	1,743	127,605
CDW Corp./DE	6,351	272,648
Cognex Corp.	3,823	172,685
Corning Inc.[b]	46,846	1,040,918
Dolby Laboratories Inc. Class A	2,320	116,719
FEI Co.	1,760	187,299
FLIR Systems Inc.	5,977	194,731
Ingram Micro Inc. Class A	6,532	223,656
IPG Photonics Corp.[a,b]	1,590	134,021
Itron Inc.[a]	1,689	72,103
Jabil Circuit Inc.	8,432	171,591
Keysight Technologies Inc.[a]	7,642	223,452
Knowles Corp.[a]	3,560	47,846
Littelfuse Inc.	925	115,643
National Instruments Corp.	4,469	128,171
TE Connectivity Ltd.	15,579	939,102
Tech Data Corp.[a]	1,586	123,597
Trimble Navigation Ltd.[a]	10,757	284,415
VeriFone Systems Inc.[a]	4,897	93,827
Vishay Intertechnology Inc.	5,541	73,862
Zebra Technologies Corp. Class Aa,b	2,175	115,297

		6,212,371
ENERGY EQUIPMENT & SERVICES — 1.08%
Archrock Inc.	2,988	26,623
Atwood Oceanics Inc.[b]	2,399	25,621
Baker Hughes Inc.	18,930	905,422
Bristow Group Inc.	1,515	16,377
Core Laboratories NV	1,911	223,224
Diamond Offshore Drilling Inc.	2,932	66,615
Dril-Quip Inc.[a]	1,730	94,164
Ensco PLC Class A	12,601	115,551
Exterran Corp.[a]	1,489	18,940
FMC Technologies Inc.[a]	9,856	250,145

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2016

Security	Shares	Value
Halliburton Co.	37,474	$1,636,115
Helmerich & Payne Inc.	4,755	294,667
Nabors Industries Ltd.	12,674	114,066
National Oilwell Varco Inc.	16,501	533,807
Noble Corp. PLC	10,567	77,985
Oceaneering International Inc.	4,316	120,330
Oil States International Inc.[a]	2,182	67,468
Patterson-UTI Energy Inc.	6,129	118,841
Rowan Companies PLC Class A	5,263	80,208
Schlumberger Ltd.	60,551	4,875,567
Superior Energy Services Inc.	6,338	101,218
Transocean Ltd.[b]	14,488	159,223
U.S. Silica Holdings Inc.	2,798	96,447
Weatherford International PLC[a,b]	38,476	218,544

		10,237,168
FOOD & STAPLES RETAILING — 2.02%
Casey’s General Stores Inc.	1,711	228,487
Costco Wholesale Corp.	19,103	3,194,404
CVS Health Corp.	46,792	4,338,554
Kroger Co. (The)	41,552	1,420,663
Rite Aid Corp.[a]	45,250	316,750
Sprouts Farmers Market Inc.[a,b]	6,000	138,780
Sysco Corp.	22,915	1,186,768
United Natural Foods Inc.[a]	2,070	103,459
Wal-Mart Stores Inc.	66,528	4,854,548
Walgreens Boots Alliance Inc.	37,693	2,987,170
Whole Foods Market Inc.	14,034	427,756

		19,197,339
FOOD PRODUCTS — 1.84%
Archer-Daniels-Midland Co.	25,502	1,149,630
B&G Foods Inc.	2,685	138,519
Bunge Ltd.	6,160	405,574
Campbell Soup Co.	7,772	483,963
ConAgra Foods Inc.	19,028	889,749
Darling Ingredients Inc.[a]	7,641	120,575
Dean Foods Co.	3,883	71,680
Flowers Foods Inc.	8,070	148,407
General Mills Inc.	25,979	1,867,630
Hain Celestial Group Inc. (The)[a]	4,472	236,077
Hershey Co. (The)	6,122	678,073
Hormel Foods Corp.	11,638	434,679
Ingredion Inc.	3,188	424,769
JM Smucker Co. (The)	5,167	796,545
Kellogg Co.	10,920	903,193
Kraft Heinz Co. (The)	25,863	2,234,305
Lancaster Colony Corp.	827	107,477
McCormick & Co. Inc./MD	5,079	519,328
Mead Johnson Nutrition Co.	8,153	727,248
Mondelez International Inc.	67,633	2,974,499
Pinnacle Foods Inc.	4,735	237,744
Post Holdings Inc.[a]	2,837	245,883
TreeHouse Foods Inc.[a]	2,483	256,221
Tyson Foods Inc. Class A	13,103	964,381
WhiteWave Foods Co. (The)[a]	7,711	427,883

		17,444,032
GAS UTILITIES — 0.21%
Atmos Energy Corp.	4,435	353,869
National Fuel Gas Co.	3,803	214,908

Security	Shares	Value
New Jersey Resources Corp.	3,902	$145,310
ONE Gas Inc.	2,385	154,930
Piedmont Natural Gas Co. Inc.	3,510	209,898
Questar Corp.	7,388	185,956
South Jersey Industries Inc.	3,238	103,227
Southwest Gas Corp.	2,147	166,393
UGI Corp.	7,412	335,467
WGL Holdings Inc.	2,151	152,269

		2,022,227
HEALTH CARE EQUIPMENT & SUPPLIES — 2.75%
Abbott Laboratories	64,051	2,866,282
ABIOMED Inc.[a]	1,667	196,656
Alere Inc.[a]	3,808	142,800
Align Technology Inc.[a]	3,216	286,707
Baxter International Inc.	24,194	1,161,796
Becton Dickinson and Co.	9,268	1,631,168
Boston Scientific Corp.[a]	59,171	1,436,672
Cooper Companies Inc. (The)	2,141	390,668
CR Bard Inc.	3,211	718,397
Danaher Corp.	26,136	2,128,516
DENTSPLY SIRONA Inc.	10,205	653,528
DexCom Inc.[a]	3,665	338,023
Edwards Lifesciences Corp.[a]	9,275	1,062,173
Haemonetics Corp.[a]	2,132	64,642
Halyard Health Inc.[a]	1,930	66,759
Hill-Rom Holdings Inc.	2,516	134,430
Hologic Inc.[a]	10,535	405,492
IDEXX Laboratories Inc.[a]	3,832	359,403
Intuitive Surgical Inc.[a]	1,661	1,155,657
Medtronic PLC	61,256	5,367,863
NuVasive Inc.[a]	2,152	133,854
ResMed Inc.	6,222	428,571
St. Jude Medical Inc.	12,363	1,026,624
STERIS PLC	3,766	267,198
Stryker Corp.	13,725	1,595,943
Teleflex Inc.	1,907	343,851
Varian Medical Systems Inc.[a]	4,111	389,476
West Pharmaceutical Services Inc.	3,252	261,071
Zimmer Biomet Holdings Inc.	8,660	1,135,673

		26,149,893
HEALTH CARE PROVIDERS & SERVICES — 2.59%
Acadia Healthcare Co. Inc.[a]	3,202	180,913
Aetna Inc.	15,291	1,761,676
AmerisourceBergen Corp.	7,992	680,838
Amsurg Corp.[a,b]	2,441	183,099
Anthem Inc.	11,467	1,506,076
Brookdale Senior Living Inc.[a]	7,693	142,090
Cardinal Health Inc.	14,223	1,189,043
Centene Corp.[a]	7,379	520,588
Chemed Corp.	742	109,178
Cigna Corp.	11,127	1,434,938
Community Health Systems Inc.[a,b]	4,993	63,761
DaVita HealthCare Partners Inc.[a]	7,139	553,558
Envision Healthcare Holdings Inc.[a]	8,376	205,966
Express Scripts Holding Co.[a]	27,624	2,101,358
HCA Holdings Inc.[a]	13,207	1,018,656
HealthSouth Corp.	3,955	170,263
Henry Schein Inc.[a]	3,598	651,166
Humana Inc.	6,467	1,115,881
Laboratory Corp. of America Holdings[a]	4,514	629,974

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2016

Security	Shares	Value
LifePoint Health Inc.[a]	1,961	$116,052
Magellan Health Inc.[a]	1,200	82,164
McKesson Corp.	9,803	1,907,272
MEDNAX Inc.[a]	4,005	275,984
Molina Healthcare Inc.[a]	1,832	104,076
Owens & Minor Inc.	2,673	95,453
Patterson Companies Inc.	3,531	174,290
Quest Diagnostics Inc.	6,111	527,746
Quorum Health Corp.[a]	1,249	13,602
Team Health Holdings Inc.[a]	3,316	135,425
Tenet Healthcare Corp.[a,b]	4,168	127,582
UnitedHealth Group Inc.	41,410	5,929,912
Universal Health Services Inc. Class B	3,859	499,856
VCA Inc.[a]	3,412	243,412
WellCare Health Plans Inc.[a]	1,966	209,969

		24,661,817
HEALTH CARE TECHNOLOGY — 0.15%
Allscripts Healthcare Solutions Inc.[a]	8,428	119,003
athenahealth Inc.[a,b]	1,688	215,710
Cerner Corp.[a]	13,078	815,936
IMS Health Holdings Inc.[a]	6,388	191,768
Medidata Solutions Inc.[a]	2,348	124,796

		1,467,213
HOTELS, RESTAURANTS & LEISURE — 1.96%
Aramark	10,055	360,472
Bloomin’ Brands Inc.	5,408	97,236
Brinker International Inc.	2,532	119,358
Buffalo Wild Wings Inc.[a,b]	813	136,551
Carnival Corp.	19,102	892,445
Cheesecake Factory Inc. (The)	2,057	106,409
Chipotle Mexican Grill Inc.[a,b]	1,262	535,075
Choice Hotels International Inc.	1,509	72,870
Cracker Barrel Old Country Store Inc.[b]	998	157,095
Darden Restaurants Inc.	5,063	311,678
Domino’s Pizza Inc.	2,155	317,432
Dunkin’ Brands Group Inc.	3,841	174,036
Hilton Worldwide Holdings Inc.	22,733	527,178
Hyatt Hotels Corp. Class Aa	1,165	58,763
J Alexander’s Holdings Inc.[a,b]	660	6,316
Jack in the Box Inc.	1,418	125,337
Las Vegas Sands Corp.	15,840	802,296
Marriott International Inc./MD Class Ab	8,266	592,672
Marriott Vacations Worldwide Corp.	1,004	76,605
McDonald’s Corp.	38,246	4,499,642
MGM Resorts International[a]	20,846	499,887
Norwegian Cruise Line Holdings Ltd.[a]	6,740	287,124
Panera Bread Co. Class Aa	961	210,767
Royal Caribbean Cruises Ltd.	7,350	532,434
Six Flags Entertainment Corp.	3,886	219,132
Starbucks Corp.	63,819	3,704,693
Starwood Hotels & Resorts Worldwide Inc.	7,274	567,808
Vail Resorts Inc.	1,628	232,918
Wendy’s Co. (The)	9,816	94,823
Wyndham Worldwide Corp.	4,971	353,040
Wynn Resorts Ltd.	3,581	350,759
Yum! Brands Inc.	17,664	1,579,515

		18,602,366

Security	Shares	Value
HOUSEHOLD DURABLES — 0.54%
DR Horton Inc.	14,567	$478,963
Garmin Ltd.[b]	5,178	281,321
GoPro Inc. Class Aa,b	3,326	42,041
Harman International Industries Inc.	3,041	251,308
Leggett & Platt Inc.	5,865	308,323
Lennar Corp. Class A	8,134	380,671
Lennar Corp. Class B	317	11,900
Mohawk Industries Inc.[a]	2,790	582,943
Newell Brands Inc.	20,010	1,049,725
NVR Inc.[a]	163	277,915
PulteGroup Inc.	13,803	292,347
Tempur Sealy International Inc.[a]	2,697	203,974
Toll Brothers Inc.[a]	6,704	187,779
Tupperware Brands Corp.	2,080	130,374
Whirlpool Corp.	3,339	642,290

		5,121,874
HOUSEHOLD PRODUCTS — 1.73%
Church & Dwight Co. Inc.	5,616	551,716
Clorox Co. (The)	5,685	745,133
Colgate-Palmolive Co.	38,796	2,887,586
Energizer Holdings Inc.	2,599	133,927
Kimberly-Clark Corp.	15,697	2,033,546
Procter & Gamble Co. (The)	115,983	9,926,985
Spectrum Brands Holdings Inc.	1,194	153,751

		16,432,644
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
AES Corp./VA	29,023	358,434
Calpine Corp.[a,b]	14,517	199,464
Dynegy Inc.[a,b]	4,700	71,111
NRG Energy Inc.	13,913	192,556
Talen Energy Corp.[a]	2,434	33,102

		854,667
INDUSTRIAL CONGLOMERATES — 1.92%
3M Co.	26,431	4,714,233
Carlisle Companies Inc.	2,787	287,869
General Electric Co.	400,427	12,469,297
Roper Technologies Inc.	4,373	744,984

		18,216,383
INSURANCE — 2.86%
Aflac Inc.	18,035	1,303,570
Alleghany Corp.[a]	684	371,754
Allied World Assurance Co. Holdings AG	3,855	158,016
Allstate Corp. (The)	16,356	1,117,605
American Financial Group Inc./OH	3,032	221,639
American International Group Inc.	48,749	2,653,896
AmTrust Financial Services Inc.	3,290	78,532
Aon PLC	11,541	1,235,695
Arch Capital Group Ltd.[a]	5,211	378,475
Arthur J Gallagher & Co.	7,570	372,368
Aspen Insurance Holdings Ltd.	2,806	128,964
Assurant Inc.	2,659	220,724
Assured Guaranty Ltd.	6,037	161,731
Axis Capital Holdings Ltd.	4,159	231,157

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2016

Security	Shares	Value
Brown & Brown Inc.	4,957	$181,724
Chubb Ltd.	20,256	2,537,267
Cincinnati Financial Corp.	6,384	476,885
CNO Financial Group Inc.	7,843	136,233
Endurance Specialty Holdings Ltd.	2,802	189,499
Erie Indemnity Co. Class A	1,072	104,724
Everest Re Group Ltd.	1,868	353,071
First American Financial Corp.	4,838	202,277
FNF Group	11,898	448,198
Genworth Financial Inc. Class Aa	21,160	60,518
Hanover Insurance Group Inc. (The)	1,906	156,940
Hartford Financial Services Group Inc. (The)	17,148	683,348
Kemper Corp.	2,072	71,007
Lincoln National Corp.	10,267	448,360
Loews Corp.	11,578	478,519
Markel Corp.[a]	602	571,147
Marsh & McLennan Companies Inc.	22,725	1,494,169
Mercury General Corp.	1,328	73,531
MetLife Inc.	47,750	2,040,835
Old Republic International Corp.	10,940	212,017
Primerica Inc.	2,090	107,656
Principal Financial Group Inc.	11,843	552,239
ProAssurance Corp.	2,286	118,095
Progressive Corp. (The)	25,389	825,396
Prudential Financial Inc.	19,341	1,456,184
Reinsurance Group of America Inc.	2,818	279,686
RenaissanceRe Holdings Ltd.	1,914	224,933
RLI Corp.	1,723	117,457
Torchmark Corp.	4,943	305,823
Travelers Companies Inc. (The)	12,751	1,481,921
Unum Group	10,326	344,992
Validus Holdings Ltd.	3,530	174,488
White Mountains Insurance Group Ltd.	221	181,512
Willis Towers Watson PLC	5,983	739,618
WR Berkley Corp.	4,329	251,904
XL Group Ltd.	12,401	429,199

		27,145,498
INTERNET & CATALOG RETAIL — 2.04%
Amazon.com Inc.[a]	16,850	12,785,949
Expedia Inc.	5,135	598,998
Groupon Inc.[a,b]	18,583	89,570
HSN Inc.	1,388	71,010
Liberty Interactive Corp. QVC Group Series Aa	19,435	521,052
Liberty TripAdvisor Holdings Inc. Class Aa	2,747	65,021
Liberty Ventures Series Aa	6,042	227,844
Netflix Inc.[a]	18,679	1,704,459
Priceline Group Inc. (The)[a]	2,166	2,925,854
Shutterfly Inc.[a]	1,602	85,210
TripAdvisor Inc.[a]	4,950	346,352

		19,421,319
INTERNET SOFTWARE & SERVICES — 4.08%
Akamai Technologies Inc.[a]	7,773	392,770
Alphabet Inc. Class Aa	12,779	10,112,534
Alphabet Inc. Class Ca	12,852	9,880,489
CommerceHub Inc. Series Aa	604	8,516
CommerceHub Inc. Series Ca	1,208	16,912
CoStar Group Inc.[a]	1,414	293,971
eBay Inc.[a]	46,048	1,434,856
Facebook Inc. Class Aa	100,682	12,478,527
IAC/InterActiveCorp	3,257	188,776

Security	Shares	Value
j2 Global Inc.	2,021	$135,084
LinkedIn Corp. Class Aa	5,146	991,788
Pandora Media Inc.[a,b]	9,943	135,225
Rackspace Hosting Inc.[a]	4,412	103,373
Twitter Inc.[a,b]	26,810	446,118
VeriSign Inc.[a,b]	4,074	352,849
Yahoo! Inc.[a]	38,010	1,451,602
Yelp Inc.[a]	2,728	87,760
Zillow Group Inc. Class Aa,b	1,796	70,780
Zillow Group Inc. Class Ca,b	4,724	185,417

		38,767,347
IT SERVICES — 3.69%
Accenture PLC Class A	27,099	3,057,038
Acxiom Corp.[a]	3,101	71,168
Alliance Data Systems Corp.[a]	2,602	602,675
Amdocs Ltd.	6,582	384,126
Automatic Data Processing Inc.	19,806	1,761,744
Booz Allen Hamilton Holding Corp.	5,568	171,940
Broadridge Financial Solutions Inc.	5,166	349,635
CACI International Inc. Class Aa	1,115	106,293
Cognizant Technology Solutions Corp. Class Aa	26,271	1,510,320
Computer Sciences Corp.	5,969	285,497
Convergys Corp.	4,109	109,505
CoreLogic Inc./U.S.[a]	3,837	154,554
CSRA Inc.	5,916	159,259
DST Systems Inc.	1,318	162,549
EPAM Systems Inc.[a,b]	1,780	125,027
Euronet Worldwide Inc.[a]	2,216	168,992
Fidelity National Information Services Inc.	12,038	957,382
First Data Corp. Class Aa	7,626	94,562
Fiserv Inc.[a]	9,638	1,063,650
FleetCor Technologies Inc.[a]	3,375	511,920
Gartner Inc.[a]	3,630	363,907
Genpact Ltd.[a]	6,562	175,665
Global Payments Inc.	6,642	495,892
International Business Machines Corp.	38,459	6,177,285
Jack Henry & Associates Inc.	3,490	311,483
Leidos Holdings Inc.	2,688	134,427
MasterCard Inc. Class A	42,297	4,028,366
MAXIMUS Inc.	2,864	168,747
NeuStar Inc. Class Aa,b	2,171	54,687
Paychex Inc.	13,905	824,288
PayPal Holdings Inc.[a]	48,048	1,789,308
Sabre Corp.	8,826	257,278
Science Applications International Corp.	1,687	102,502
Teradata Corp.[a]	5,667	160,829
Total System Services Inc.	7,302	371,818
Vantiv Inc. Class Aa	6,839	374,572
Visa Inc. Class A	82,942	6,473,623
Western Union Co. (The)	21,461	429,220
WEX Inc.[a]	1,607	150,544
Xerox Corp.	40,884	421,105

		35,073,382
LEISURE PRODUCTS — 0.15%
Brunswick Corp./DE	3,971	197,041
Hasbro Inc.	4,818	391,366
Mattel Inc.	14,752	492,422
Polaris Industries Inc.	2,645	261,194
Vista Outdoor Inc.[a]	2,609	130,580

		1,472,603

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2016

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.72%
Agilent Technologies Inc.	14,227	$684,461
Bio-Rad Laboratories Inc. Class Aa	935	135,659
Bio-Techne Corp.	1,687	189,653
Bruker Corp.	4,947	123,279
Charles River Laboratories International Inc.[a]	2,024	177,970
Illumina Inc.[a]	6,421	1,068,133
Mettler-Toledo International Inc.[a]	1,147	471,658
PAREXEL International Corp.[a]	2,360	157,766
PerkinElmer Inc.	4,742	269,915
Quintiles Transnational Holdings Inc.[a,b]	4,149	322,128
Thermo Fisher Scientific Inc.	17,143	2,722,994
Waters Corp.[a]	3,566	566,745

		6,890,361
MACHINERY — 1.65%
Actuant Corp. Class A	2,632	62,510
AGCO Corp.	3,184	153,341
Allison Transmission Holdings Inc.	7,590	218,744
Caterpillar Inc.	25,373	2,099,870
CLARCOR Inc.	2,109	131,306
Colfax Corp.[a,b]	4,110	120,670
Crane Co.	2,281	142,106
Cummins Inc.	6,903	847,481
Deere & Co.	12,950	1,006,345
Donaldson Co. Inc.	5,337	192,826
Dover Corp.	6,781	484,367
Flowserve Corp.	5,732	274,276
Fortive Corp.[a]	13,068	630,008
Graco Inc.	2,349	173,850
Hillenbrand Inc.	2,601	84,142
IDEX Corp.	3,368	302,413
Illinois Tool Works Inc.	14,089	1,625,871
Ingersoll-Rand PLC	11,104	735,751
ITT Inc.	3,922	124,367
Joy Global Inc.	4,216	116,488
Kennametal Inc.	3,315	82,411
Lincoln Electric Holdings Inc.	2,638	163,714
Manitowoc Co. Inc. (The)	5,564	30,991
Manitowoc Foodservice Inc.[a,b]	5,564	102,044
Middleby Corp. (The)[a]	2,541	305,886
Mueller Industries Inc.	2,362	80,403
Navistar International Corp.[a,b]	2,817	36,114
Nordson Corp.	2,329	205,627
Oshkosh Corp.	3,094	170,448
PACCAR Inc.	15,278	900,944
Parker-Hannifin Corp.	5,906	674,406
Pentair PLC	7,863	501,817
Snap-on Inc.	2,513	394,968
SPX Corp.	1,789	27,085
SPX FLOW Inc.[a]	1,789	48,804
Stanley Black & Decker Inc.	6,572	799,812
Terex Corp.	4,649	112,227
Timken Co. (The)	3,016	100,885
Toro Co. (The)	2,333	214,519
Trinity Industries Inc.	6,640	154,114
WABCO Holdings Inc.[a]	2,339	234,532
Wabtec Corp./DE	3,973	272,151
Woodward Inc.	2,278	133,354

Security	Shares	Value
Xylem Inc./NY	7,819	$373,826

		15,647,814
MARINE — 0.01%
Kirby Corp.[a]	2,382	129,795

		129,795
MEDIA — 3.06%
AMC Networks Inc. Class Aa	2,692	149,029
Cable One Inc.	191	100,061
CBS Corp. Class A	319	17,545
CBS Corp. Class B NVS	17,956	937,662
Charter Communications Inc.[a]	9,436	2,216,233
Cinemark Holdings Inc.	4,695	176,532
Comcast Corp. Class A	105,260	7,078,735
Discovery Communications Inc. Class Aa,b	6,623	166,171
Discovery Communications Inc. Class C NVS[a,b]	10,287	252,443
DISH Network Corp. Class Aa	9,800	523,516
DreamWorks Animation SKG Inc. Class Aa	3,012	123,402
Gannett Co. Inc.	4,821	61,516
Interpublic Group of Companies Inc. (The)	17,596	405,764
John Wiley & Sons Inc. Class A	2,210	127,517
Liberty Braves Group Class Aa,b	425	7,008
Liberty Braves Group Class Ca,b	1,449	23,155
Liberty Broadband Corp. Class Aa	1,033	64,883
Liberty Broadband Corp. Class Ca,b	2,919	184,802
Liberty Global PLC Series Aa	12,266	388,955
Liberty Global PLC Series C NVS[a]	28,427	879,816
Liberty Global PLC LiLAC Class Aa,b	2,433	83,573
Liberty Global PLC LiLAC Class Ca	5,150	180,250
Liberty Media Group Class Aa	1,051	23,858
Liberty Media Group Class Ca,b	2,102	47,127
Liberty SiriusXM Group Class Aa	4,204	150,293
Liberty SiriusXM Group Class Ca	8,408	296,382
Lions Gate Entertainment Corp.	3,992	79,800
Live Nation Entertainment Inc.[a]	6,424	176,146
Madison Square Garden Co. (The)[a]	861	157,382
Meredith Corp.	1,548	84,335
MSG Networks Inc. Class Aa	2,584	41,473
New York Times Co. (The) Class A	5,324	69,105
News Corp. Class A	16,181	209,868
News Corp. Class B	4,714	63,356
Omnicom Group Inc.	10,358	852,360
Regal Entertainment Group Class Ab	3,309	77,828
Scripps Networks Interactive Inc. Class A	4,126	272,564
Sinclair Broadcast Group Inc. Class A	3,140	87,355
Sirius XM Holdings Inc.[a,b]	91,173	400,249
Starz Series Aa,b	3,553	107,407
TEGNA Inc.	9,651	211,357
Time Inc.	4,673	76,310
Time Warner Inc.	34,340	2,632,161
Tribune Media Co.	3,428	127,007
Twenty-First Century Fox Inc. Class A	47,734	1,271,634
Twenty-First Century Fox Inc. Class B	18,796	508,056
Viacom Inc. Class A	308	15,289
Viacom Inc. Class B NVS	15,149	688,825
Walt Disney Co. (The)	64,995	6,236,270

		29,112,365
METALS & MINING — 0.48%
Alcoa Inc.	57,163	607,071

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2016

Security	Shares	Value
Allegheny Technologies Inc.[b]	4,514	$80,394
Carpenter Technology Corp.	1,859	72,966
Commercial Metals Co.[b]	4,820	79,723
Compass Minerals International Inc.	1,563	108,769
Freeport-McMoRan Inc.	54,822	710,493
Newmont Mining Corp.	22,968	1,010,592
Nucor Corp.	13,898	745,489
Reliance Steel & Aluminum Co.	3,238	253,989
Royal Gold Inc.	2,952	249,562
Steel Dynamics Inc.	10,790	289,388
Stillwater Mining Co.[a,b]	4,796	73,379
U.S. Steel Corp.	6,060	166,589
Worthington Industries Inc.	1,838	81,442

		4,529,846
MULTI-UTILITIES — 1.07%
Ameren Corp.	10,482	549,676
Avista Corp.	2,808	122,148
Black Hills Corp.	2,203	138,899
CenterPoint Energy Inc.	18,686	446,969
CMS Energy Corp.	12,296	555,533
Consolidated Edison Inc.	13,263	1,062,101
Dominion Resources Inc./VA	26,868	2,096,241
DTE Energy Co.	7,791	759,778
MDU Resources Group Inc.	8,771	210,943
NiSource Inc.	13,935	357,572
NorthWestern Corp.	2,158	131,077
Public Service Enterprise Group Inc.	22,145	1,018,892
SCANA Corp.	6,309	472,797
Sempra Energy	10,352	1,158,182
Vectren Corp.	3,745	193,729
WEC Energy Group Inc.	13,810	896,407

		10,170,944
MULTILINE RETAIL — 0.57%
Big Lots Inc.[b]	1,843	98,011
Dillard’s Inc. Class A	876	59,288
Dollar General Corp.	12,362	1,171,176
Dollar Tree Inc.[a]	10,311	992,846
JC Penney Co. Inc.[a,b]	13,748	132,806
Kohl’s Corp.	8,078	335,964
Macy’s Inc.	13,501	483,741
Nordstrom Inc.[b]	5,549	245,432
Target Corp.	25,671	1,933,796

		5,453,060
OIL, GAS & CONSUMABLE FUELS — 5.40%
Anadarko Petroleum Corp.	22,309	1,216,510
Antero Resources Corp.[a]	5,794	151,745
Apache Corp.	16,446	863,415
Cabot Oil & Gas Corp.	20,273	500,135
California Resources Corp.[b]	1,653	16,960
Carrizo Oil & Gas Inc.[a,b]	2,356	77,277
Cheniere Energy Inc.[a]	10,143	424,282
Chesapeake Energy Corp.[a,b]	25,420	137,776
Chevron Corp.	82,016	8,405,000
Cimarex Energy Co.	4,123	494,842
Cobalt International Energy Inc.[a,b]	14,354	21,387
Concho Resources Inc.[a]	5,643	700,861
ConocoPhillips	53,766	2,194,728
CONSOL Energy Inc.	9,582	185,699

Security	Shares	Value
Continental Resources Inc./OKa,b	3,574	$157,435
Denbury Resources Inc.	15,216	44,126
Devon Energy Corp.	22,846	874,545
Diamondback Energy Inc.[a,b]	3,063	268,901
Energen Corp.	4,374	207,240
EOG Resources Inc.	23,997	1,960,555
EQT Corp.	7,538	549,219
Exxon Mobil Corp.	180,566	16,061,346
Gulfport Energy Corp.[a]	5,275	153,450
Hess Corp.	11,453	614,453
HollyFrontier Corp.	7,705	195,861
Kinder Morgan Inc./DE	79,688	1,620,057
Marathon Oil Corp.	37,372	509,754
Marathon Petroleum Corp.	23,172	912,745
Murphy Oil Corp.	7,120	195,302
Newfield Exploration Co.[a]	8,585	371,730
Noble Energy Inc.	18,504	660,963
Oasis Petroleum Inc.[a]	7,528	57,213
Occidental Petroleum Corp.	33,180	2,479,541
ONEOK Inc.	9,216	412,785
PBF Energy Inc.	4,070	90,924
Phillips 66	20,301	1,544,094
Pioneer Natural Resources Co.	7,165	1,164,814
QEP Resources Inc.	10,298	187,424
Range Resources Corp.	7,456	300,551
SemGroup Corp. Class A	2,341	67,795
SM Energy Co.	2,814	76,344
Southwestern Energy Co.[a,b]	20,595	300,275
Spectra Energy Corp.	29,835	1,073,165
Targa Resources Corp.	6,973	259,814
Teekay Corp.	2,013	12,481
Tesoro Corp.	5,313	404,585
Valero Energy Corp.	20,334	1,063,061
Western Refining Inc.	3,753	78,250
Whiting Petroleum Corp.[a,b]	8,642	63,691
Williams Companies Inc. (The)	29,546	708,218
World Fuel Services Corp.	3,033	144,371
WPX Energy Inc.[a,b]	12,052	120,399

		51,358,094
PAPER & FOREST PRODUCTS — 0.03%
Domtar Corp.	2,708	106,614
KapStone Paper and Packaging Corp.	3,697	52,793
Louisiana-Pacific Corp.[a]	6,612	133,562

		292,969
PERSONAL PRODUCTS — 0.16%
Avon Products Inc.	18,080	73,586
Edgewell Personal Care Co.[a]	2,543	215,163
Estee Lauder Companies Inc. (The) Class A	9,637	895,277
Herbalife Ltd.[a,b]	2,855	194,168
Nu Skin Enterprises Inc. Class A	2,479	132,379

		1,510,573
PHARMACEUTICALS — 5.15%
Akorn Inc.[a]	3,443	117,854
Allergan PLC[a]	17,245	4,362,123
Bristol-Myers Squibb Co.	72,713	5,439,659
Catalent Inc.[a]	4,958	126,627
Eli Lilly & Co.	42,386	3,513,376
Endo International PLC[a]	9,022	156,622

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2016

Security	Shares	Value
Horizon Pharma PLC[a,b]	6,445	$124,324
Impax Laboratories Inc.[a,b]	3,083	96,868
Innoviva Inc.[b]	3,230	41,570
Jazz Pharmaceuticals PLC[a]	2,629	396,900
Johnson & Johnson	119,778	14,999,799
Mallinckrodt PLC[a,b]	4,682	315,286
Merck & Co. Inc.	120,510	7,069,117
Mylan NVa	18,620	871,230
Pacira Pharmaceuticals Inc./DEa,b	1,566	56,767
Perrigo Co. PLC	6,161	563,054
Pfizer Inc.	264,289	9,749,621
Zoetis Inc.	19,849	1,001,779

		49,002,576
PROFESSIONAL SERVICES — 0.37%
Advisory Board Co. (The)[a,b]	1,796	75,001
CEB Inc.	1,388	83,335
Dun & Bradstreet Corp. (The)	1,623	209,773
Equifax Inc.	5,225	692,103
FTI Consulting Inc.[a]	1,730	74,113
IHS Markit Ltd.[a]	14,259	495,358
ManpowerGroup Inc.	3,168	219,859
Nielsen Holdings PLC	15,750	848,295
Robert Half International Inc.	5,594	204,405
Verisk Analytics Inc. Class Aa	6,657	567,709

		3,469,951
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.35%
Alexandria Real Estate Equities Inc.[b]	3,196	358,911
American Campus Communities Inc.	5,816	314,471
American Capital Agency Corp.	14,249	279,138
American Homes 4 Rent Class A	7,960	172,732
American Tower Corp.	18,456	2,136,651
Annaly Capital Management Inc.[b]	44,279	486,183
Apartment Investment & Management Co. Class A	6,838	314,343
Apple Hospitality REIT Inc.[b]	6,447	131,325
AvalonBay Communities Inc.	5,980	1,110,187
Blackstone Mortgage Trust Inc. Class A	4,061	117,810
Boston Properties Inc.	6,738	957,672
Brandywine Realty Trust	7,538	127,166
Brixmor Property Group Inc.[b]	9,896	281,046
Camden Property Trust	3,859	345,728
Care Capital Properties Inc.	3,440	101,755
CBL & Associates Properties Inc.	6,343	77,955
Chimera Investment Corp.	8,559	143,620
Colony Capital Inc.[b]	4,850	86,233
Columbia Property Trust Inc.	5,237	127,259
Communications Sales & Leasing Inc.[a]	6,032	187,475
Corporate Office Properties Trust	4,114	123,255
Corrections Corp. of America	5,317	170,410
Cousins Properties Inc.	9,091	96,728
Crown Castle International Corp.	14,692	1,425,565
CubeSmart	7,795	231,589
CYS Investments Inc.	7,348	65,765
DCT Industrial Trust Inc.	3,938	197,766
DDR Corp.	13,758	271,583
DiamondRock Hospitality Co.	8,110	79,640
Digital Realty Trust Inc.[b]	6,375	665,932
Douglas Emmett Inc.	6,297	239,538
Duke Realty Corp.	15,315	440,919
DuPont Fabros Technology Inc.	3,146	150,473
EastGroup Properties Inc.	1,273	93,718

Security	Shares	Value
EPR Properties	2,705	$227,274
Equinix Inc.	3,043	1,134,643
Equity Commonwealth[a]	5,644	169,433
Equity Lifestyle Properties Inc.	3,438	282,741
Equity Residential	15,770	1,072,202
Essex Property Trust Inc.	2,820	659,542
Extra Space Storage Inc.	5,392	463,820
Federal Realty Investment Trust	3,097	525,561
Forest City Realty Trust Inc. Class A	9,661	228,483
Four Corners Property Trust Inc.	2,292	49,759
General Growth Properties Inc.	25,215	805,619
GEO Group Inc. (The)	3,260	112,829
HCP Inc.	20,182	791,740
Healthcare Realty Trust Inc.	4,927	178,160
Healthcare Trust of America Inc. Class A	5,833	198,614
Highwoods Properties Inc.	4,229	235,640
Hospitality Properties Trust[b]	6,526	208,245
Host Hotels & Resorts Inc.	32,229	571,742
Invesco Mortgage Capital Inc.	4,433	63,835
Iron Mountain Inc.[b]	10,383	427,883
Kilroy Realty Corp.	4,045	296,134
Kimco Realty Corp.	18,478	593,144
Kite Realty Group Trust	3,702	112,578
Lamar Advertising Co. Class A	3,506	237,917
LaSalle Hotel Properties	4,680	128,934
Lexington Realty Trust	8,577	93,232
Liberty Property Trust	6,564	271,618
Macerich Co. (The)	5,482	489,214
Mack-Cali Realty Corp.	3,737	105,383
Medical Properties Trust Inc.	9,939	156,042
MFA Financial Inc.[b]	15,564	117,041
Mid-America Apartment Communities Inc.	3,320	351,986
National Retail Properties Inc.[b]	6,132	325,977
New Residential Investment Corp.	10,116	138,286
NorthStar Realty Europe Corp.	2,538	23,477
NorthStar Realty Finance Corp.	7,511	100,647
Omega Healthcare Investors Inc.[b]	7,087	244,502
Outfront Media Inc.	5,727	133,267
Paramount Group Inc.	7,103	125,226
Pebblebrook Hotel Trust[b]	3,125	92,656
Piedmont Office Realty Trust Inc. Class A	6,358	139,495
Pinnacle Entertainment Inc.	8,338	298,751
Post Properties Inc.	2,292	145,748
Potlatch Corp.	1,669	63,839
Prologis Inc.	22,932	1,249,565
Public Storage	6,422	1,534,344
Rayonier Inc.	5,241	142,660
Realty Income Corp.[b]	11,233	802,823
Redwood Trust Inc.[b]	3,432	48,975
Regency Centers Corp.	4,254	361,292
Retail Properties of America Inc. Class A	10,268	181,025
RLJ Lodging Trust	5,547	131,686
Ryman Hospitality Properties Inc.	2,139	120,297
Senior Housing Properties Trust	9,823	218,169
Simon Property Group Inc.	13,443	3,052,099
SL Green Realty Corp.[b]	4,426	521,471
Sovran Self Storage Inc.	1,972	201,874
Spirit Realty Capital Inc.	20,426	279,223
Starwood Property Trust Inc.	10,146	221,183
Sun Communities Inc.	2,737	216,634
Sunstone Hotel Investors Inc.	9,966	132,548
Tanger Factory Outlet Centers Inc.	4,328	180,651
Taubman Centers Inc.	2,639	213,548
Two Harbors Investment Corp.	15,444	135,135

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2016

Security	Shares	Value
UDR Inc.	11,629	$432,948
Urban Edge Properties	4,269	127,686
Ventas Inc.	14,745	1,122,979
VEREIT Inc.	40,111	443,628
Vornado Realty Trust	7,700	826,980
Washington REIT	3,248	111,374
Weingarten Realty Investors	5,066	218,801
Welltower Inc.	15,466	1,226,918
Weyerhaeuser Co.	32,372	1,059,212
WP Carey Inc.	4,162	302,369
WP Glimcher Inc.	7,746	98,219
Xenia Hotels & Resorts Inc.	4,733	85,005

		41,304,721
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
Alexander & Baldwin Inc.	2,196	86,522
CBRE Group Inc. Class Aa	12,851	365,611
Howard Hughes Corp. (The)[a]	1,552	185,402
Jones Lang LaSalle Inc.	1,911	209,197
Realogy Holdings Corp.[a,b]	6,460	200,196
St. Joe Co. (The)[a,b]	3,144	57,944

		1,104,872
ROAD & RAIL — 0.79%
Avis Budget Group Inc.[a]	4,028	147,949
CSX Corp.	41,753	1,182,863
Genesee & Wyoming Inc. Class Aa	2,599	168,285
Hertz Global Holdings Inc.[a]	3,184	154,997
JB Hunt Transport Services Inc.	3,864	321,214
Kansas City Southern	4,695	451,237
Landstar System Inc.	1,932	136,187
Norfolk Southern Corp.	12,931	1,160,945
Old Dominion Freight Line Inc.[a]	2,937	204,591
Ryder System Inc.	2,436	160,532
Union Pacific Corp.	36,697	3,414,656

		7,503,456
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.84%
Advanced Micro Devices Inc.[a]	29,346	201,313
Analog Devices Inc.	13,406	855,705
Applied Materials Inc.	47,448	1,247,408
Broadcom Ltd.	16,114	2,610,146
Cavium Inc.[a]	2,553	119,148
Cree Inc.[a]	4,255	121,693
Cypress Semiconductor Corp.	12,959	150,843
Fairchild Semiconductor International Inc.[a]	4,638	91,554
First Solar Inc.[a,b]	3,213	149,983
Integrated Device Technology Inc.[a]	6,048	132,995
Intel Corp.	205,600	7,167,216
KLA-Tencor Corp.	6,822	516,494
Lam Research Corp.	6,916	620,849
Linear Technology Corp.	10,329	619,637
Marvell Technology Group Ltd.	20,001	235,012
Maxim Integrated Products Inc.	12,200	497,516
Microchip Technology Inc.	9,385	522,181
Micron Technology Inc.[a]	44,850	616,239
Microsemi Corp.[a]	4,715	183,885
NVIDIA Corp.	21,959	1,253,859
ON Semiconductor Corp.[a]	17,530	175,826
Qorvo Inc.[a]	5,581	352,887
QUALCOMM Inc.	63,997	4,004,932

Security	Shares	Value
Semtech Corp.[a]	2,899	$73,693
Silicon Laboratories Inc.[a]	1,593	84,875
Skyworks Solutions Inc.	8,338	550,475
Synaptics Inc.[a]	1,542	80,107
Teradyne Inc.	8,733	172,477
Texas Instruments Inc.	43,770	3,052,957
Xilinx Inc.	10,931	558,355

		27,020,260
SOFTWARE — 4.37%
ACI Worldwide Inc.[a]	5,258	104,161
Activision Blizzard Inc.	22,288	895,086
Adobe Systems Inc.[a]	21,821	2,135,403
ANSYS Inc.[a]	3,763	336,262
Aspen Technology Inc.[a,b]	3,547	148,584
Autodesk Inc.[a]	9,667	574,703
Blackbaud Inc.	2,015	134,703
CA Inc.	12,667	438,911
Cadence Design Systems Inc.[a]	13,238	318,374
CDK Global Inc.	6,733	389,100
Citrix Systems Inc.[a]	6,767	603,143
CommVault Systems Inc.[a]	1,866	96,547
Electronic Arts Inc.[a]	13,140	1,002,845
Fair Isaac Corp.	1,379	174,637
FireEye Inc.[a,b]	6,519	113,561
Fortinet Inc.[a]	6,212	215,494
Guidewire Software Inc.[a]	3,041	186,930
Intuit Inc.	11,104	1,232,433
Manhattan Associates Inc.[a]	3,049	176,994
Mentor Graphics Corp.	4,714	100,691
Microsoft Corp.	342,287	19,400,827
NetSuite Inc.[a,b]	1,556	169,371
Nuance Communications Inc.[a]	9,379	150,720
Oracle Corp.	135,565	5,563,588
Proofpoint Inc.[a]	1,756	133,228
PTC Inc.[a]	5,021	199,484
Qlik Technologies Inc.[a,b]	4,113	124,213
Red Hat Inc.[a]	7,863	592,005
salesforce.com inc.[a]	27,782	2,272,568
ServiceNow Inc.[a]	6,677	500,241
Splunk Inc.[a]	5,780	361,481
SS&C Technologies Holdings Inc.	7,096	228,633
Symantec Corp.	26,675	544,970
Synopsys Inc.[a]	6,726	364,280
Tableau Software Inc. Class Aa	2,326	131,442
Take-Two Interactive Software Inc.[a,b]	3,763	151,197
Tyler Technologies Inc.[a]	1,455	237,194
Ultimate Software Group Inc. (The)[a,b]	1,229	256,984
Verint Systems Inc.[a,b]	2,607	91,949
VMware Inc. Class Aa,b	3,559	259,736
Workday Inc. Class Aa,b	5,088	424,034

		41,536,707
SPECIALTY RETAIL — 2.55%
Aaron’s Inc.	2,919	69,910
Abercrombie & Fitch Co. Class A	2,671	55,316
Advance Auto Parts Inc.	3,227	548,138
American Eagle Outfitters Inc.[b]	6,904	123,720
Asbury Automotive Group Inc.[a,b]	896	54,477
Ascena Retail Group Inc.[a,b]	6,890	56,016
AutoNation Inc.[a,b]	3,077	164,158
AutoZone Inc.[a]	1,292	1,051,649

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2016

Security	Shares	Value
Bed Bath & Beyond Inc.[b]	6,726	$302,334
Best Buy Co. Inc.	12,178	409,181
Burlington Stores Inc.[a]	3,049	233,279
Cabela’s Inc.[a]	2,215	114,360
CarMax Inc.[a]	8,463	493,054
Chico’s FAS Inc.	5,635	67,676
CST Brands Inc.	3,162	141,405
Dick’s Sporting Goods Inc.	4,009	205,622
DSW Inc. Class A	3,140	76,176
Foot Locker Inc.	5,895	351,460
GameStop Corp. Class A	4,470	138,347
Gap Inc. (The)	9,595	247,455
Genesco Inc.[a]	1,021	70,878
GNC Holdings Inc. Class A	2,978	60,781
Group 1 Automotive Inc.	897	55,901
Guess? Inc.	2,576	37,919
Home Depot Inc. (The)	54,157	7,486,664
L Brands Inc.	10,935	808,096
Lithia Motors Inc. Class A	1,014	87,498
Lowe’s Companies Inc.	38,603	3,176,255
Murphy USA Inc.[a]	1,649	126,379
O’Reilly Automotive Inc.[a]	4,221	1,226,749
Office Depot Inc.[a]	20,795	71,951
Restoration Hardware Holdings Inc.[a,b]	1,568	48,310
Ross Stores Inc.	17,559	1,085,673
Sally Beauty Holdings Inc.[a,b]	6,388	187,360
Signet Jewelers Ltd.	3,383	297,400
Staples Inc.	28,928	268,741
Tailored Brands Inc.	1,907	27,938
Tiffany & Co.	4,745	306,147
TJX Companies Inc. (The)	28,799	2,353,454
Tractor Supply Co.	5,799	531,478
Ulta Salon Cosmetics & Fragrance Inc.[a]	2,720	710,491
Urban Outfitters Inc.[a,b]	3,604	107,760
Williams-Sonoma Inc.	3,614	195,445

		24,233,001
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.33%
3D Systems Corp.[a,b]	4,317	57,805
Apple Inc.	238,517	24,855,857
Diebold Inc.	2,657	75,034
Electronics For Imaging Inc.[a]	1,948	86,277
EMC Corp.	85,225	2,410,163
Hewlett Packard Enterprise Co.	72,391	1,521,659
HP Inc.	74,641	1,045,720
Lexmark International Inc. Class A	2,653	97,285
NCR Corp.[a]	5,308	175,005
NetApp Inc.	12,881	339,414
Seagate Technology PLC	12,826	410,817
Western Digital Corp.	12,183	578,814

		31,653,850
TEXTILES, APPAREL & LUXURY GOODS — 0.84%
Carter’s Inc.	2,282	231,053
Coach Inc.	11,945	514,949
Deckers Outdoor Corp.[a]	1,445	95,384
Fossil Group Inc.[a,b]	1,662	52,519
G-III Apparel Group Ltd.[a]	1,746	69,892
Hanesbrands Inc.	16,446	438,450
Kate Spade & Co.[a]	5,532	119,989
lululemon athletica Inc.[a,b]	4,752	368,993
Michael Kors Holdings Ltd.[a]	7,758	401,244

Security	Shares	Value
NIKE Inc. Class B	58,009	$3,219,500
PVH Corp.	3,568	360,582
Ralph Lauren Corp.	2,466	241,890
Skechers U.S.A. Inc. Class Aa	5,758	138,307
Steven Madden Ltd.[a]	2,367	82,892
Under Armour Inc. Class Aa,b	7,847	309,643
Under Armour Inc. Class Ca	7,903	282,137
VF Corp.	14,534	907,358
Wolverine World Wide Inc.	4,208	103,054

		7,937,836
THRIFTS & MORTGAGE FINANCE — 0.07%
Capitol Federal Financial Inc.	5,878	83,291
MGIC Investment Corp.[a]	14,201	102,105
New York Community Bancorp. Inc.	21,263	307,250
Radian Group Inc.	9,015	116,294
Washington Federal Inc.	4,141	103,525

		712,465
TOBACCO — 1.51%
Altria Group Inc.	85,207	5,768,514
Philip Morris International Inc.	67,538	6,771,360
Reynolds American Inc.	36,047	1,804,513

		14,344,387
TRADING COMPANIES & DISTRIBUTORS — 0.27%
Air Lease Corp.	4,131	119,014
Applied Industrial Technologies Inc.	1,805	84,745
Fastenal Co.	12,749	545,020
GATX Corp.	1,941	86,821
HD Supply Holdings Inc.[a]	8,106	293,356
Herc Holdings Inc.[a]	1,061	37,506
MRC Global Inc.[a]	4,276	56,572
MSC Industrial Direct Co. Inc. Class A	2,188	157,164
NOW Inc.[a]	4,517	82,706
United Rentals Inc.[a]	3,755	299,161
Watsco Inc.	1,128	162,477
WESCO International Inc.[a]	1,837	102,394
WW Grainger Inc.[b]	2,489	544,718

		2,571,654
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	3,187	244,284

		244,284
WATER UTILITIES — 0.10%
American Water Works Co. Inc.	7,673	633,636
Aqua America Inc.	7,828	271,162

		904,798
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Sprint Corp.[a,b]	33,115	203,326
T-Mobile U.S. Inc.[a]	12,331	571,418

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2016

Security	Shares	Value
Telephone & Data Systems Inc.	4,238	$133,455

		908,199

TOTAL COMMON STOCKS (Cost: $699,300,552)		948,958,445

SHORT-TERM INVESTMENTS — 2.19%

MONEY MARKET FUNDS — 2.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	18,893,774	18,893,774
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	1,043,965	1,043,965
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	919,593	919,593

		20,857,332

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,857,332)		20,857,332

TOTAL INVESTMENTS IN SECURITIES — 102.02% (Cost: $720,157,884)[g]		969,815,777
Other Assets Less Liabilities — (2.02)%		(19,199,232)

NET ASSETS — 100.00%		$950,616,545

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $739,254,060. Net unrealized appreciation was $230,561,717, of which $288,646,881 represented gross unrealized appreciation on securities and $58,085,164 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	5,537	42	(93)	5,486	$2,009,248	$12,705	$16,353
PNC Financial Services Group Inc. (The)	22,044	168	(554)	21,658	1,790,034	11,912	6,615

					$3,799,282	$24,617	$22,968

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$948,950,269	$—	$8,176	$948,958,445
Money market funds	20,857,332	—	—	20,857,332

Total	$969,807,601	$—	$8,176	$969,815,777

25

Schedule of Investments (Unaudited)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.77%

AUSTRIA — 2.00%
BUWOG AG	29,831	$723,547
CA Immobilien Anlagen AG	23,880	448,624
Conwert Immobilien Invest SE	22,879	376,475

		1,548,646
BELGIUM — 3.04%
Aedifica SA	4,153	329,266
Befimmo SA	5,806	394,358
Cofinimmo SA	6,702	836,763
Intervest Offices & Warehouses NV	4,905	139,566
Leasinvest Real Estate SCA	657	77,767
Warehouses De Pauw CVA	4,735	488,297
Wereldhave Belgium NV	714	88,706

		2,354,723
FINLAND — 1.08%
Citycon OYJ	130,134	325,388
Sponda OYJ	81,275	372,632
Technopolis OYJ	31,175	134,217

		832,237
FRANCE — 21.84%
Affine SA	2,444	41,706
ANF Immobilier	2,378	58,237
Fonciere de Paris SIIC	821	129,459
Fonciere des Regions	12,145	1,142,718
Gecina SA	13,298	2,011,978
ICADE	11,749	905,756
Klepierre	68,235	3,267,711
Mercialys SA	13,737	321,053
Unibail-Rodamco SE	32,744	9,013,027

		16,891,645
GERMANY — 21.19%
ADLER Real Estate AGa,b	8,200	123,057
ADO Properties SAc	8,449	344,147
Alstria office REIT AG	38,437	535,128
Deutsche Euroshop AG	15,232	722,463
Deutsche Wohnen AG Bearer	112,004	4,192,694
DIC Asset AG	11,507	112,129
Grand City Properties SA	33,714	750,244
Hamborner REIT AG	19,803	234,402
LEG Immobilien AG	20,869	2,095,409
TAG Immobilien AG	44,024	626,696
TLG Immobilien AG	18,371	411,484
Vonovia SE	154,961	6,142,961
WCM Beteiligungs & Grundbesitz-AGa,b	26,910	93,225

		16,384,039
IRELAND — 1.12%
Green REIT PLC	224,516	368,564

Security	Shares	Value
Hibernia REIT PLC	228,780	$347,933
Irish Residential Properties REIT PLC	118,294	149,479

		865,976
ITALY — 0.44%
Beni Stabili SpA SIIQ	354,451	232,072
Immobiliare Grande Distribuzione SIIQ SpA	123,492	107,714

		339,786
NETHERLANDS — 2.33%
Eurocommercial Properties NV	15,463	684,743
NSI NV	45,723	202,423
VastNed Retail NV	6,338	265,993
Wereldhave NV	13,338	645,531

		1,798,690
NORWAY — 0.41%
Entra ASA[c]	20,765	220,645
Norwegian Property ASA	82,000	97,256

		317,901
SPAIN — 3.49%
Axiare Patrimonio SOCIMI SA	19,310	263,440
Hispania Activos Inmobiliarios SOCIMI SA	29,546	395,487
Inmobiliaria Colonial SA	78,552	621,386
Lar Espana Real Estate SOCIMI SA	16,815	121,658
Lar Espana Real Estate SOCIMI SA New[a]	8,280	59,906
Merlin Properties SOCIMI SA	107,786	1,234,245

		2,696,122
SWEDEN — 8.07%
Castellum AB	91,281	1,384,180
D. Carnegie & Co. ABa	14,936	189,907
Dios Fastigheter AB	15,785	124,861
Fabege AB	44,013	788,102
Fastighets AB Balder Class Ba	30,479	835,428
Hemfosa Fastigheter AB	31,466	338,318
Hufvudstaden AB Class A	36,766	615,682
Klovern AB Class B	123,290	158,205
Kungsleden AB	60,519	452,116
Pandox AB	17,466	299,035
Wallenstam AB Class B	65,069	569,222
Wihlborgs Fastigheter AB	21,980	488,622

		6,243,678
SWITZERLAND — 5.49%
Allreal Holding AG Registered	3,178	470,888
Mobimo Holding AG Registered	2,046	494,114
PSP Swiss Property AG Registered	13,227	1,337,823
Swiss Prime Site AG Registered	21,130	1,946,947

		4,249,772
UNITED KINGDOM — 29.27%
Assura PLC	543,178	424,413
Big Yellow Group PLC	47,353	446,381
British Land Co. PLC (The)	340,678	3,035,056

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

July 31, 2016

Security	Shares	Value
Capital & Counties Properties PLC	241,655	$933,660
Daejan Holdings PLC	1,640	122,371
Derwent London PLC	33,093	1,248,706
Empiric Student Property PLC	165,905	253,313
F&C Commercial Property Trust Ltd.	175,380	288,969
F&C UK REIT	78,762	88,886
Grainger PLC	136,633	394,380
Great Portland Estates PLC	114,442	1,038,542
Hammerson PLC	260,757	1,930,105
Hansteen Holdings PLC	247,483	351,584
Helical PLC	32,107	121,065
Intu Properties PLC	312,082	1,243,468
Kennedy Wilson Europe Real Estate PLC	39,139	517,050
Land Securities Group PLC	261,663	3,800,666
LondonMetric Property PLC	193,978	416,707
Medicx Fund Ltd.	126,039	150,608
Picton Property Income Ltd.	180,324	164,599
Primary Health Properties PLC	190,445	281,300
Redefine International PLC/Isle of Man	392,986	226,865
Regional REIT Ltd.[c]	72,209	94,434
Safestore Holdings PLC	68,845	338,932
Schroder REIT Ltd.	171,064	124,917
Segro PLC	251,009	1,476,363
Shaftesbury PLC	92,755	1,150,229
Standard Life Investment Property Income Trust Ltd.	127,699	133,094
Target Healthcare REIT Ltd.	80,491	119,959
Tritax Big Box REIT PLC	278,828	504,953
UK Commercial Property Trust Ltd.	218,871	228,408
UNITE Group PLC (The)	73,781	620,571
Workspace Group PLC	38,561	360,942

		22,631,496

TOTAL COMMON STOCKS
(Cost: $77,665,043)		77,154,711

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	193,540	193,540
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	10,694	10,694

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	7,343	$7,343

		211,577

TOTAL SHORT-TERM INVESTMENTS (Cost: $211,577)		211,577

TOTAL INVESTMENTS IN SECURITIES — 100.05% (Cost: $77,876,620)[g]		77,366,288
Other Assets, Less Liabilities — (0.05)%		(36,284)

NET ASSETS — 100.00%		$77,330,004

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $79,142,574. Net unrealized depreciation was $1,776,286, of which $5,372,380 represented gross unrealized appreciation on securities and $7,148,666 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$77,094,805	$59,906	$—	$77,154,711
Money market funds	211,577	—	—	211,577

Total	$77,306,382	$59,906	$—	$77,366,288

27

Schedule of Investments (Unaudited)

iSHARES® GLOBAL REIT ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.71%

AUSTRALIA — 7.44%
BWP Trust	75,950	$221,090
Charter Hall Retail REIT	53,146	194,294
Cromwell Property Group	236,557	198,674
Dexus Property Group	152,187	1,130,093
Goodman Group	277,510	1,590,348
GPT Group (The)	280,346	1,195,362
Investa Office Fund	88,906	309,484
Mirvac Group	581,755	972,758
Scentre Group	798,864	3,218,036
Shopping Centres Australasia Property Group	117,922	214,208
Stockland	374,952	1,436,310
Vicinity Centres	515,440	1,355,490
Westfield Corp.	302,328	2,454,097

		14,490,244
BELGIUM — 0.60%
Aedifica SA	2,014	159,678
Befimmo SA	2,720	184,749
Cofinimmo SA	3,264	407,519
Intervest Offices & Warehouses NV	2,419	68,830
Leasinvest Real Estate SCA	408	48,294
Warehouses De Pauw CVA	2,448	252,450
Wereldhave Belgium NV	408	50,689

		1,172,209
CANADA — 3.02%
Allied Properties REIT	12,104	367,747
Artis REIT	21,443	224,452
Boardwalk REIT[a]	6,469	278,246
Canadian Apartment Properties REIT	19,418	486,176
Canadian REIT	11,288	433,238
Cominar REIT	26,248	359,890
Crombie REIT	12,240	148,019
Dream Global REIT	16,054	111,906
Dream Office REIT	17,798	258,225
Granite REIT	7,414	231,053
H&R REIT	43,792	780,771
InnVest REIT	16,189	87,273
Killam Apartment REIT	7,279	72,955
Milestone Apartments REIT	11,152	178,989
Northview Apartment Real Estate Investment Trust	7,279	126,038
Pure Industrial Real Estate Trust	33,188	138,957
RioCan REIT	49,232	1,094,086
Smart REIT	17,123	505,661

		5,883,682
CHINA — 0.15%
Spring REIT	272,000	121,629
Yuexiu REIT[a]	272,000	162,991

		284,620

Security	Shares	Value
FRANCE — 4.10%
Affine SA	1,204	$20,546
ANF Immobilier	1,474	36,098
Fonciere de Paris SIIC	408	64,335
Fonciere des Regions	5,794	545,155
Gecina SA	6,256	946,528
ICADE	5,576	429,866
Klepierre	32,243	1,544,088
Mercialys SA	6,604	154,345
Unibail-Rodamco SE	15,379	4,233,183

		7,974,144
GERMANY — 0.18%
Alstria office REIT AG	16,594	231,026
Hamborner REIT AG	9,844	116,520

		347,546
GREECE — 0.00%
Grivalia Properties REIC AE	1,008	7,823

		7,823
HONG KONG — 1.42%
Champion REIT[a]	408,000	235,548
Link REIT	340,000	2,536,872

		2,772,420
IRELAND — 0.22%
Green REIT PLC	110,218	180,933
Hibernia REIT PLC	111,028	168,854
Irish Residential Properties REIT PLC	59,086	74,662

		424,449
ITALY — 0.10%
Beni Stabili SpA SIIQ	195,160	127,778
Immobiliare Grande Distribuzione SIIQ SpA	72,624	63,345

		191,123
JAPAN — 7.33%
Activia Properties Inc.	124	647,314
Advance Residence Investment Corp.	136	377,671
AEON REIT Investment Corp.	136	171,850
Daiwa House Residential Investment Corp.	136	381,652
Frontier Real Estate Investment Corp.	124	663,043
Fukuoka REIT Corp.	136	281,329
GLP J-REIT	408	518,335
Hulic Reit Inc.	136	240,457
Invincible Investment Corp.	544	366,258
Japan Excellent Inc.	275	389,081
Japan Hotel REIT Investment Corp.	544	457,558
Japan Logistics Fund Inc.	136	317,822
Japan Prime Realty Investment Corp.	136	597,824
Japan Real Estate Investment Corp.	259	1,564,336
Japan Rental Housing Investments Inc.	272	232,760
Japan Retail Fund Investment Corp.	408	1,003,230
Kenedix Office Investment Corp.	10	62,448
Mori Hills REIT Investment Corp.	272	425,975

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

July 31, 2016

Security	Shares	Value
MORI TRUST Sogo REIT Inc.	136	$251,736
Nippon Accommodations Fund Inc.	124	566,249
Nippon Building Fund Inc.	149	915,939
Nippon Prologis REIT Inc.	272	675,986
Nomura Real Estate Master Fund Inc.	544	900,784
Orix JREIT Inc.	408	750,432
Premier Investment Corp.	272	371,832
Sekisui House SI Residential Investment Corp.	136	168,001
TOKYU REIT Inc.	136	194,011
United Urban Investment Corp.	414	772,778

		14,266,691
MEXICO — 0.65%
Concentradora Fibra Danhos SA de CV	40,800	74,058
Concentradora Fibra Hotelera Mexicana SA de CVa	81,600	58,793
Fibra Uno Administracion SA de CV	435,200	888,204
Macquarie Mexico Real Estate Management SA de CV	136,000	174,130
Prologis Property Mexico SA de CV	40,800	64,412

		1,259,597
NETHERLANDS — 0.45%
Eurocommercial Properties NV	7,344	325,212
NSI NV	21,848	96,725
VastNed Retail NV	2,992	125,568
Wereldhave NV	6,615	320,152

		867,657
NEW ZEALAND — 0.12%
Kiwi Property Group Ltd.	205,065	230,713

		230,713
SINGAPORE — 2.20%
Ascendas REIT	353,650	645,107
Ascott Residence Trust[a]	149,600	125,864
CapitaLand Commercial Trust	326,400	365,745
CapitaLand Mall Trust	421,600	671,748
CapitaLand Retail China Trust	95,200	108,093
CDL Hospitality Trusts[a]	122,400	133,965
First REIT	95,200	92,145
Fortune REIT	272,000	348,765
Keppel REIT	309,400	245,336
Lippo Malls Indonesia Retail Trust	336,500	93,952
Mapletree Commercial Trust[a]	217,600	256,791
Mapletree Greater China Commercial Trust	309,400	247,640
Mapletree Industrial Trust	204,000	274,916
Mapletree Logistics Trust[a]	242,000	190,090
Suntec REIT	394,400	490,394

		4,290,551
SOUTH AFRICA — 1.40%
Arrowhead Properties Ltd. Class A	151,371	93,904
Delta Property Fund Ltd.	90,114	42,187
Emira Property Fund Ltd.	73,115	77,530
Growthpoint Properties Ltd.	420,250	798,787
Hyprop Investments Ltd.	39,387	383,329
Rebosis Property Fund Ltd.	68,795	53,099
Redefine Properties Ltd.	695,598	601,617
Resilient REIT Ltd.	41,952	408,535

Security	Shares	Value
SA Corporate Real Estate Fund Nominees Pty Ltd.	365,203	$147,261
Vukile Property Fund Ltd.	98,619	128,049

		2,734,298
SPAIN — 0.32%
Axiare Patrimonio SOCIMI SA	11,288	153,998
Lar Espana Real Estate SOCIMI SAa	11,329	81,966
Lar Espana Real Estate SOCIMI SA New[b]	5,400	39,070
Merlin Properties SOCIMI SA	30,218	346,023

		621,057
TURKEY — 0.18%
Dogus Gayrimenkul Yatirim Ortakligi ASb	12,139	14,615
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	311,371	278,033
Is Gayrimenkul Yatirim Ortakligi AS	63,206	34,878
Torunlar Gayrimenkul Yatirim Ortakligi AS	14,979	23,143

		350,669
UNITED KINGDOM — 4.62%
Assura PLC	259,564	202,811
Big Yellow Group PLC	22,793	214,862
British Land Co. PLC (The)	161,160	1,435,753
Derwent London PLC	15,919	600,676
Empiric Student Property PLC	69,470	106,071
F&C UK REIT	35,742	40,336
Great Portland Estates PLC	55,352	502,310
Hammerson PLC	123,760	916,063
Hansteen Holdings PLC	116,293	165,210
Intu Properties PLC	148,376	591,194
Land Securities Group PLC	123,624	1,795,644
LondonMetric Property PLC	92,409	198,515
Primary Health Properties PLC	84,714	125,128
Redefine International PLC/Isle of Man	189,543	109,420
Regional REIT Ltd.[c]	27,064	35,394
Safestore Holdings PLC	33,188	163,388
Schroder REIT Ltd.	81,192	59,289
Segro PLC	116,968	687,972
Shaftesbury PLC	43,302	536,976
Standard Life Investment Property Income Trust Ltd.	55,576	57,924
Target Healthcare REIT Ltd.	33,053	49,260
Tritax Big Box REIT PLC	128,390	232,512
Workspace Group PLC	18,743	175,440

		9,002,148
UNITED STATES — 65.21%
Acadia Realty Trust[a]	11,288	425,106
Agree Realty Corp.	3,536	179,346
Alexander’s Inc.	272	116,761
Alexandria Real Estate Equities Inc.	11,599	1,302,568
American Assets Trust Inc.	5,940	272,527
American Campus Communities Inc.	20,499	1,108,381
American Homes 4 Rent Class Aa	29,138	632,295
Apartment Investment & Management Co. Class A	24,549	1,128,517
Apple Hospitality REIT Inc.	26,384	537,442
Ashford Hospitality Trust Inc.	18,203	108,490
AvalonBay Communities Inc.	21,624	4,014,496
Boston Properties Inc.	23,936	3,402,024
Brandywine Realty Trust	27,923	471,061
Brixmor Property Group Inc.	36,312	1,031,261

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

July 31, 2016

Security	Shares	Value
Camden Property Trust	13,464	$1,206,240
Care Capital Properties Inc.	13,484	398,857
Cedar Realty Trust Inc.	14,165	113,887
Chatham Lodging Trust	5,795	138,964
Chesapeake Lodging Trust	10,249	258,992
Colony Starwood Homes[a]	7,684	251,728
Columbia Property Trust Inc.	19,823	481,699
Corporate Office Properties Trust	14,974	448,621
Cousins Properties Inc.	33,053	351,684
CubeSmart	28,152	836,396
DCT Industrial Trust Inc.[a]	14,164	711,316
DDR Corp.	49,096	969,155
DiamondRock Hospitality Co.	33,728	331,209
Digital Realty Trust Inc.[a]	24,902	2,601,263
Douglas Emmett Inc.	21,713	825,962
Duke Realty Corp.	53,956	1,553,393
DuPont Fabros Technology Inc.	11,654	557,411
EastGroup Properties Inc.	4,884	359,560
Education Realty Trust Inc.	10,520	506,433
Empire State Realty Trust Inc. Class A	15,380	322,826
EPR Properties	9,979	838,436
Equity Commonwealth[b]	19,418	582,928
Equity Lifestyle Properties Inc.	12,004	987,209
Equity One Inc.	14,569	484,711
Equity Residential	56,703	3,855,237
Essex Property Trust Inc.	10,336	2,417,384
Extra Space Storage Inc.	18,496	1,591,026
Federal Realty Investment Trust	11,016	1,869,415
FelCor Lodging Trust Inc.[a]	24,548	155,880
First Industrial Realty Trust Inc.	18,314	539,714
First Potomac Realty Trust	10,114	102,253
Forest City Realty Trust Inc. Class A	36,958	874,057
Franklin Street Properties Corp.	14,434	185,044
General Growth Properties Inc.	78,880	2,520,216
Getty Realty Corp.	4,174	94,833
Government Properties Income Trust	1,741	41,540
Gramercy Property Trust[a]	65,971	659,050
HCP Inc.	72,896	2,859,710
Healthcare Realty Trust Inc.	16,596	600,111
Healthcare Trust of America Inc. Class A	21,310	725,605
Hersha Hospitality Trust	7,414	140,125
Highwoods Properties Inc.	15,516	864,551
Hospitality Properties Trust	19,929	635,934
Host Hotels & Resorts Inc.	117,644	2,087,005
Hudson Pacific Properties Inc.	13,084	442,370
Investors Real Estate Trust[a]	20,365	134,816
Kilroy Realty Corp.	14,569	1,066,596
Kimco Realty Corp.	65,552	2,104,219
Kite Realty Group Trust	13,084	397,884
LaSalle Hotel Properties	18,473	508,931
Lexington Realty Trust	38,037	413,462
Liberty Property Trust	23,333	965,520
LTC Properties Inc.[a]	5,929	317,379
Macerich Co. (The)	23,256	2,075,365
Mack-Cali Realty Corp.	14,164	399,425
Medical Properties Trust Inc.	37,808	593,586
Mid-America Apartment Communities Inc.	11,832	1,254,429
Monogram Residential Trust Inc.	26,708	286,043
National Health Investors Inc.[a]	5,659	444,628
National Retail Properties Inc.[a]	22,576	1,200,140
New Senior Investment Group Inc.	13,489	161,733
New York REIT Inc.	25,763	245,779
Omega Healthcare Investors Inc.[a]	26,439	912,145
Paramount Group Inc.	23,063	406,601

Security	Shares	Value
Parkway Properties Inc./Md	12,949	$224,924
Pebblebrook Hotel Trust	11,331	335,964
Pennsylvania REIT	10,924	277,907
Physicians Realty Trust	21,080	457,858
Piedmont Office Realty Trust Inc. Class Aa	22,793	500,078
Pinnacle Entertainment Inc.	31,280	1,120,762
Post Properties Inc.	8,432	536,191
Prologis Inc.	81,736	4,453,795
PS Business Parks Inc.	3,264	361,945
Public Storage	22,712	5,426,351
QTS Realty Trust Inc. Class Aa	7,279	416,723
Ramco-Gershenson Properties Trust	12,814	254,230
Realty Income Corp.	40,392	2,886,816
Regency Centers Corp.	15,368	1,305,204
Retail Opportunity Investments Corp.	15,919	363,431
Retail Properties of America Inc. Class A	36,687	646,792
Rexford Industrial Realty Inc.	10,232	233,903
RLJ Lodging Trust	20,768	493,032
Ryman Hospitality Properties Inc.[a]	7,955	447,389
Sabra Health Care REIT Inc.	10,654	254,737
Saul Centers Inc.	2,149	144,348
Select Income REIT	10,789	299,503
Senior Housing Properties Trust	33,165	736,595
Seritage Growth Properties Class A	4,080	204,245
Silver Bay Realty Trust Corp.	6,064	109,273
Simon Property Group Inc.	48,552	11,023,246
SL Green Realty Corp.[a]	15,649	1,843,765
Sovran Self Storage Inc.	7,280	745,254
Spirit Realty Capital Inc.	72,624	992,770
STAG Industrial Inc.[a]	10,608	269,231
STORE Capital Corp.	23,528	733,838
Summit Hotel Properties Inc.	13,759	195,103
Sun Communities Inc.	9,112	721,215
Sunstone Hotel Investors Inc.	35,337	469,982
Tanger Factory Outlet Centers Inc.	15,109	630,650
Taubman Centers Inc.	9,384	759,353
Terreno Realty Corp.	6,874	191,441
Tier REIT Inc.	7,752	135,117
UDR Inc.	41,752	1,554,427
Universal Health Realty Income Trust	103	6,146
Urban Edge Properties	14,413	431,093
Urstadt Biddle Properties Inc. Class A	636	15,709
Ventas Inc.	52,496	3,998,095
VEREIT Inc.	141,519	1,565,200
Vornado Realty Trust	26,573	2,853,940
Washington REIT	11,599	397,730
Weingarten Realty Investors	17,799	768,739
Welltower Inc.	55,624	4,412,652
WP Carey Inc.	14,029	1,019,207
WP Glimcher Inc.	30,353	384,876
Xenia Hotels & Resorts Inc.	18,473	331,775

		126,941,446

TOTAL COMMON STOCKS (Cost: $168,293,998)		194,113,087

SHORT-TERM INVESTMENTS — 4.42%

MONEY MARKET FUNDS — 4.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	8,109,828	8,109,828

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

July 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	448,104	$448,104
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	46,040	46,040

		8,603,972

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,603,972)		8,603,972

TOTAL INVESTMENTS IN SECURITIES — 104.13%
(Cost: $176,897,970)[g]		202,717,059
Other Assets, Less Liabilities — (4.13)%		(8,043,484)

NET ASSETS — 100.00%		$194,673,575

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $181,270,348. Net unrealized appreciation was $21,446,711, of which $27,230,540 represented gross unrealized appreciation on securities and $5,783,829 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$194,074,017	$39,070	$—	$194,113,087
Money market funds	8,603,972	—	—	8,603,972

Total	$202,677,989	$39,070	$—	$202,717,059

31

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.65%

AUSTRALIA — 13.82%
BWP Trust	558,936	$1,627,058
Charter Hall Retail REIT	390,096	1,426,129
Cromwell Property Group	1,696,716	1,424,996
Dexus Property Group	1,121,075	8,324,753
Goodman Group	2,049,566	11,745,605
GPT Group (The)	2,068,668	8,820,552
Investa Office Fund	651,672	2,268,489
Mirvac Group	4,271,976	7,143,213
Scentre Group	5,900,950	23,770,589
Shopping Centres Australasia Property Group	850,330	1,544,641
Stockland	2,756,345	10,558,598
Vicinity Centres	3,796,979	9,985,192
Westfield Corp.	2,232,529	18,122,182

		106,761,997
AUSTRIA — 0.70%
BUWOG AG	103,656	2,514,161
CA Immobilien Anlagen AG	83,160	1,562,294
Conwert Immobilien Invest SE	80,640	1,326,936

		5,403,391
BELGIUM — 1.06%
Aedifica SA	14,112	1,118,855
Befimmo SA	20,160	1,369,318
Cofinimmo SA	23,436	2,926,047
Intervest Offices & Warehouses NV	16,128	458,904
Leasinvest Real Estate SCA	2,520	298,284
Warehouses De Pauw CVA	16,884	1,741,164
Wereldhave Belgium NV	2,523	313,452

		8,226,024
CANADA — 6.15%
Allied Properties REIT	89,171	2,709,217
Artis REIT	155,429	1,626,936
Boardwalk REIT[a]	45,827	1,971,118
Canadian Apartment Properties REIT	144,144	3,608,989
Canadian REIT	83,664	3,211,060
Chartwell Retirement Residences	198,576	2,415,103
Cominar REIT	196,560	2,695,060
Crombie REIT	88,704	1,072,706
Dream Global REIT	110,628	771,143
Dream Office REIT	125,693	1,823,635
First Capital Realty Inc.	103,084	1,833,149
Granite REIT	53,928	1,680,636
H&R REIT	324,072	5,777,903
InnVest REIT	113,652	612,686
Killam Apartment REIT	59,220	593,540
Milestone Apartments REIT	81,900	1,314,495
Northview Apartment Real Estate Investment Trust	52,103	902,178
Pure Industrial Real Estate Trust	245,913	1,029,627
RioCan REIT	365,652	8,125,912
Smart REIT	127,008	3,750,683

		47,525,776

Security	Shares	Value
FINLAND — 0.38%
Citycon OYJ	454,860	$1,137,336
Sponda OYJ	286,679	1,314,373
Technopolis OYJ	110,880	477,368

		2,929,077
FRANCE — 7.60%
Affine SA	8,820	150,509
ANF Immobilier	8,568	209,828
Fonciere de Paris SIIC	2,772	437,101
Fonciere des Regions	42,084	3,959,667
Gecina SA	46,368	7,015,446
ICADE	41,076	3,166,639
Klepierre	237,384	11,368,101
Mercialys SA	47,880	1,119,024
Unibail-Rodamco SE	113,692	31,294,560

		58,720,875
GERMANY — 7.36%
ADLER Real Estate AGa,b	28,349	425,431
ADO Properties SAc	29,039	1,182,825
Alstria office REIT AG	122,220	1,701,574
Deutsche Euroshop AG	53,424	2,533,932
Deutsche Wohnen AG Bearer	389,592	14,583,767
DIC Asset AG	38,808	378,162
Grand City Properties SA	117,936	2,624,452
Hamborner REIT AG	71,064	841,162
LEG Immobilien AG	72,828	7,312,493
TAG Immobilien AG	151,475	2,156,296
TLG Immobilien AG	64,764	1,450,620
Vonovia SE	538,776	21,358,148
WCM Beteiligungs & Grundbesitz-AGa,b	92,988	322,142

		56,871,004
HONG KONG — 15.78%
Champion REIT	2,772,000	1,600,340
Cheung Kong Property Holdings Ltd.	3,276,000	23,388,089
Hang Lung Properties Ltd.	2,268,000	4,910,135
Henderson Land Development Co. Ltd.[a]	1,299,032	7,733,977
Hongkong Land Holdings Ltd.	1,315,600	8,419,840
Hysan Development Co. Ltd.	756,000	3,478,012
Kerry Properties Ltd.	756,000	2,065,374
Link REIT	2,646,000	19,742,833
New World Development Co. Ltd.	6,552,333	7,616,292
Sino Land Co. Ltd.	3,528,800	6,293,674
Sun Hung Kai Properties Ltd.	1,625,000	23,244,351
Swire Properties Ltd.	1,360,800	3,787,818
Wharf Holdings Ltd. (The)	1,398,900	9,635,527

		121,916,262
IRELAND — 0.39%
Green REIT PLC	781,793	1,283,385
Hibernia REIT PLC	805,392	1,224,857
Irish Residential Properties REIT PLC	408,996	516,817

		3,025,059

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

July 31, 2016

Security	Shares	Value
ISRAEL — 0.28%
Azrieli Group Ltd.	49,232	$2,188,146

		2,188,146
ITALY — 0.15%
Beni Stabili SpA SIIQ	1,238,076	810,613
Immobiliare Grande Distribuzione SIIQ SpA	442,148	385,657

		1,196,270
JAPAN — 23.76%
Activia Properties Inc.	572	2,985,998
Advance Residence Investment Corp.	1,512	4,198,812
Aeon Mall Co. Ltd.	126,000	1,708,933
AEON REIT Investment Corp.	1,260	1,592,135
Daiwa House REIT Investment Corp.	301	1,844,446
Daiwa House Residential Investment Corp.	756	2,121,536
Daiwa Office Investment Corp.	270	1,609,699
Frontier Real Estate Investment Corp.	504	2,694,950
Fukuoka REIT Corp.	756	1,563,858
GLP J-REIT	2,520	3,201,483
Hulic Co. Ltd.	403,200	4,225,368
Hulic Reit Inc.	1,008	1,782,208
Industrial & Infrastructure Fund Investment Corp.	357	2,051,744
Invincible Investment Corp.	3,276	2,205,630
Japan Excellent Inc.	1,260	1,782,700
Japan Hotel REIT Investment Corp.	3,780	3,179,353
Japan Logistics Fund Inc.	1,008	2,355,623
Japan Prime Realty Investment Corp.	1,008	4,430,931
Japan Real Estate Investment Corp.	1,512	9,132,341
Japan Rental Housing Investments Inc.	1,764	1,509,516
Japan Retail Fund Investment Corp.	3,024	7,435,703
Kenedix Office Investment Corp.	396	2,472,947
Kenedix Retail REIT Corp.	504	1,377,474
Mitsubishi Estate Co. Ltd.	1,497,000	28,176,933
Mitsui Fudosan Co. Ltd.	1,096,000	24,099,488
Mori Hills REIT Investment Corp.	1,764	2,762,570
MORI TRUST Sogo REIT Inc.	1,068	1,976,871
Nippon Accommodations Fund Inc.	504	2,301,527
Nippon Building Fund Inc.	1,564	9,614,285
Nippon Prologis REIT Inc.	1,764	4,383,966
Nomura Real Estate Holdings Inc.	126,000	2,193,336
Nomura Real Estate Master Fund Inc.	4,032	6,676,396
NTT Urban Development Corp.	126,000	1,356,081
Orix JREIT Inc.	2,772	5,098,522
Premier Investment Corp.	1,512	2,066,948
Sekisui House SI Residential Investment Corp.	1,008	1,245,185
Sumitomo Realty & Development Co. Ltd.	504,000	13,206,733
Tokyo Tatemono Co. Ltd.	226,800	2,852,566
TOKYU REIT Inc.	1,008	1,437,963
Top REIT Inc.	252	1,075,767
United Urban Investment Corp.	3,024	5,644,643

		183,633,168
NETHERLANDS — 0.81%
Eurocommercial Properties NV	53,676	2,376,919
NSI NV	161,532	715,127
VastNed Retail NV	21,924	920,105

Security	Shares	Value
Wereldhave NV	46,337	$2,242,613

		6,254,764
NEW ZEALAND — 0.20%
Kiwi Property Group Ltd.	1,404,702	1,580,391

		1,580,391
NORWAY — 0.15%
Entra ASA[c]	74,088	787,244
Norwegian Property ASA	286,776	340,131

		1,127,375
SINGAPORE — 4.96%
Ascendas REIT	2,498,595	4,557,783
CapitaLand Commercial Trust	2,266,400	2,539,596
CapitaLand Ltd.	2,917,200	6,885,209
CapitaLand Mall Trust	3,024,000	4,818,226
CDL Hospitality Trusts	705,600	772,267
City Developments Ltd.	680,400	4,311,074
Fortune REIT	1,512,000	1,938,724
Keppel REIT	2,116,800	1,678,499
Mapletree Commercial Trust[a]	1,486,800	1,754,581
Mapletree Industrial Trust	1,461,600	1,969,694
Mapletree Logistics Trust	1,688,410	1,326,240
Suntec REIT	2,746,800	3,415,350
UOL Group Ltd.	554,400	2,381,720

		38,348,963
SPAIN — 1.20%
Axiare Patrimonio SOCIMI SA	70,308	959,188
Hispania Activos Inmobiliarios SOCIMI SA	106,626	1,427,238
Inmobiliaria Colonial SA	268,536	2,124,255
Lar Espana Real Estate SOCIMI SAa	63,252	457,633
Lar Espana Real Estate SOCIMI SA New[b]	32,355	234,091
Merlin Properties SOCIMI SA	357,012	4,088,104

		9,290,509
SWEDEN — 2.82%
Castellum AB	315,304	4,781,252
D. Carnegie & Co. ABb	51,409	653,652
Dios Fastigheter AB	54,936	434,549
Fabege AB	153,216	2,743,503
Fastighets AB Balder Class Ba,b	106,848	2,928,697
Hemfosa Fastigheter AB	110,399	1,186,996
Hufvudstaden AB Class A	128,268	2,147,971
Klovern AB Class B	439,436	563,881
Kungsleden AB	211,601	1,580,796
Pandox AB	60,984	1,044,105
Wallenstam AB Class B	226,096	1,977,883
Wihlborgs Fastigheter AB	77,112	1,714,222

		21,757,507
SWITZERLAND — 1.90%
Allreal Holding AG Registered	10,584	1,568,243
Mobimo Holding AG Registered	7,056	1,704,041
PSP Swiss Property AG Registered	45,612	4,613,351

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

July 31, 2016

Security	Shares	Value
Swiss Prime Site AG Registered	73,492	$6,771,652

		14,657,287
UNITED KINGDOM — 10.18%
Assura PLC	1,882,692	1,471,044
Big Yellow Group PLC	164,808	1,553,591
British Land Co. PLC (The)	1,187,603	10,580,200
Capital & Counties Properties PLC	844,452	3,262,631
Daejan Holdings PLC	5,796	432,479
Derwent London PLC	116,172	4,383,546
Empiric Student Property PLC	558,684	853,030
F&C Commercial Property Trust Ltd.	606,312	999,006
F&C UK REIT	279,468	315,392
Grainger PLC	476,532	1,375,472
Great Portland Estates PLC	402,192	3,649,825
Hammerson PLC	910,224	6,737,414
Hansteen Holdings PLC	856,548	1,216,846
Helical PLC	112,959	425,931
Intu Properties PLC	1,091,160	4,347,649
Kennedy Wilson Europe Real Estate PLC	135,576	1,791,043
Land Securities Group PLC	911,171	13,234,797
LondonMetric Property PLC	670,294	1,439,938
Medicx Fund Ltd.	417,060	498,358
Picton Property Income Ltd.	623,225	568,876
Primary Health Properties PLC	653,779	965,675
Redefine International PLC/Isle of Man	1,363,943	787,383
Regional REIT Ltd.[c]	233,352	305,174
Safestore Holdings PLC	243,432	1,198,443
Schroder REIT Ltd.	588,626	429,835
Segro PLC	870,408	5,119,490
Shaftesbury PLC	318,780	3,953,102
Standard Life Investment Property Income Trust Ltd.	433,944	452,276
Target Healthcare REIT Ltd.	267,372	398,476
Tritax Big Box REIT PLC	961,380	1,741,043
UK Commercial Property Trust Ltd.	769,356	802,879
UNITE Group PLC (The)	255,780	2,151,361
Workspace Group PLC	135,072	1,264,313

		78,706,518

TOTAL COMMON STOCKS
(Cost: $748,622,757)		770,120,363

SHORT-TERM INVESTMENTS — 0.45%

MONEY MARKET FUNDS — 0.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	3,229,837	3,229,837
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	178,463	178,463

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	50,082	$50,082

		3,458,382

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,458,382)		3,458,382

TOTAL INVESTMENTS IN SECURITIES — 100.10%
(Cost: $752,081,139)[g]		773,578,745
Other Assets, Less Liabilities — (0.10)%		(779,661)

NET ASSETS — 100.00%		$772,799,084

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $789,611,956. Net unrealized depreciation was $16,033,211, of which $71,872,059 represented gross unrealized appreciation on securities and $87,905,270 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$769,886,272	$234,091	$—	$770,120,363
Money market funds	3,458,382	—	—	3,458,382

Total	$773,344,654	$234,091	$—	$773,578,745

34

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.55%

AUSTRALIA — 20.38%
ALS Ltd.	1,258,899	$4,879,813
Amcor Ltd./Australia	1,189,919	13,584,056
APA Group	1,461,685	10,787,360
AusNet Services	1,887,520	2,539,259
Australia & New Zealand Banking Group Ltd.	2,157,399	42,370,649
Bendigo & Adelaide Bank Ltd.	2,281,408	17,599,938
Commonwealth Bank of Australia	1,672,664	98,335,689
Flight Centre Travel Group Ltd.	1,114,440	27,265,898
Macquarie Group Ltd.	1,471,844	83,218,230
National Australia Bank Ltd.	2,184,704	44,069,250
Orica Ltd.	1,861,854	20,023,694
Primary Health Care Ltd.	1,402,416	4,359,556
Rio Tinto Ltd.	2,037,336	76,742,526
Santos Ltd.	1,448,394	4,832,739
Suncorp Group Ltd.	1,757,000	17,934,526
Sydney Airport	1,221,454	7,018,447
Tatts Group Ltd.	1,491,409	4,681,542
Telstra Corp. Ltd.	1,865,810	8,182,488
Wesfarmers Ltd.	1,469,860	47,959,980
Westpac Banking Corp.	1,741,734	41,157,093
Woodside Petroleum Ltd.	1,367,448	27,573,393

		605,116,126
AUSTRIA — 0.88%
Oesterreichische Post AG	750,598	26,196,320

		26,196,320
BELGIUM — 0.82%
Proximus SADP	775,068	24,194,494

		24,194,494
CANADA — 8.85%
Bank of Montreal	699,393	44,890,299
Bank of Nova Scotia (The)	748,964	38,084,278
Canadian Imperial Bank of Commerce/Canada	799,870	60,840,539
Emera Inc.	660,073	24,640,431
IGM Financial Inc.	1,002,912	27,940,488
National Bank of Canada	849,106	29,112,020
Potash Corp. of Saskatchewan Inc.	886,564	13,835,035
Russel Metals Inc.	1,296,245	23,458,749

		262,801,839
DENMARK — 0.80%
Tryg A/S	1,276,801	23,822,024

		23,822,024
FINLAND — 7.09%
Elisa OYJ	1,000,752	36,303,326
Fortum OYJ	1,935,712	32,144,473
Konecranes OYJ	1,176,688	35,448,513
Metso OYJ	1,109,211	30,773,723

Security	Shares	Value
Nokian Renkaat OYJ	1,180,704	$43,874,329
Stora Enso OYJ Class R	981,251	8,909,950
UPM-Kymmene OYJ	1,119,101	23,063,952

		210,518,266
FRANCE — 7.86%
Bouygues SA	752,556	22,267,311
Casino Guichard Perrachon SA	1,132,480	61,356,903
CNP Assurances	949,622	14,511,072
Engie SA	1,235,258	20,340,053
Lagardere SCA	877,496	22,416,893
Orange SA	628,594	9,623,051
Total SA	983,920	47,047,505
Vivendi SA	1,826,244	35,912,057

		233,474,845
GERMANY — 1.40%
Freenet AG	665,931	18,590,878
ProSiebenSat.1 Media SE Registered	500,393	22,880,602

		41,471,480
HONG KONG — 5.02%
CLP Holdings Ltd.	3,897,500	40,582,478
New World Development Co. Ltd.	9,767,000	11,352,952
SJM Holdings Ltd.	9,767,000	6,091,828
Television Broadcasts Ltd.	4,495,000	15,234,441
VTech Holdings Ltd.	6,971,500	75,779,615

		149,041,314
ITALY — 3.28%
Enel SpA	2,155,415	9,925,590
Eni SpA	3,622,432	55,414,759
Snam SpA	3,095,499	17,913,487
Terna Rete Elettrica Nazionale SpA	2,589,219	14,100,576

		97,354,412
NETHERLANDS — 0.70%
Aegon NV	5,085,178	20,732,990

		20,732,990
NEW ZEALAND — 5.35%
Fletcher Building Ltd.	8,366,164	58,466,332
Sky Network Television Ltd.	12,134,760	42,795,267
SKYCITY Entertainment Group Ltd.	7,194,664	26,307,172
Spark New Zealand Ltd.	10,943,219	31,134,923

		158,703,694
NORWAY — 0.95%
Statoil ASA	1,783,104	28,113,383

		28,113,383
PORTUGAL — 1.16%
EDP — Energias de Portugal SA	10,073,195	34,559,043

		34,559,043

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

July 31, 2016

Security	Shares	Value
SINGAPORE — 2.09%
Keppel Corp. Ltd.	8,835,200	$34,535,626
StarHub Ltd.	9,456,300	27,599,357

		62,134,983
SPAIN — 4.24%
Ferrovial SA	1,715,429	35,516,943
Gas Natural SDG SA	2,399,927	49,662,231
Mapfre SA	3,073,530	7,533,853
Telefonica SA	3,381,472	33,154,726

		125,867,753
SWEDEN — 4.09%
Nordea Bank AB	3,044,128	27,200,736
Skandinaviska Enskilda Banken AB Class A	2,691,204	23,668,744
Swedbank AB Class A	2,656,584	55,974,618
Telia Co. AB	3,208,784	14,683,832

		121,527,930
SWITZERLAND — 4.19%
Swiss Prime Site AG Registered	104,742	9,651,068
Swiss Re AG	208,882	17,582,442
Swisscom AG Registered	105,140	51,903,662
Zurich Insurance Group AG	187,134	45,096,496

		124,233,668
UNITED KINGDOM — 20.40%
Aberdeen Asset Management PLC	2,730,862	11,548,066
Amec Foster Wheeler PLC	2,352,429	13,926,887
Ashmore Group PLC	2,482,022	10,973,620
AstraZeneca PLC	1,771,036	118,698,930
BAE Systems PLC	1,585,972	11,244,414
BP PLC	2,851,693	16,161,368
British American Tobacco PLC	1,459,784	93,506,323
Carillion PLC	2,466,712	8,734,570
Dairy Crest Group PLC	1,428,398	11,435,802
GlaxoSmithKline PLC	2,195,027	49,194,027
HSBC Holdings PLC	2,977,864	19,574,823
Legal & General Group PLC	1,920,934	5,246,224
National Grid PLC	1,720,240	24,735,322
Old Mutual PLC	1,741,667	4,869,939
Phoenix Group Holdings	2,362,189	25,168,640
Royal Dutch Shell PLC Class A	3,913,561	101,443,599
SSE PLC	2,301,027	46,314,927
Taylor Wimpey PLC	2,354,401	4,835,828
United Utilities Group PLC	1,611,578	21,760,674
Vodafone Group PLC	2,025,043	6,171,797

		605,545,780

TOTAL COMMON STOCKS (Cost: $3,178,676,747)		2,955,410,344

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	1,687,767	$1,687,767

		1,687,767

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,687,767)		1,687,767

TOTAL INVESTMENTS IN SECURITIES — 99.61%
(Cost: $3,180,364,514)[c]		2,957,098,111
Other Assets, Less Liabilities — 0.39%		11,496,511

NET ASSETS — 100.00%		$2,968,594,622

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $3,216,040,270. Net unrealized depreciation was $258,942,159, of which $121,776,876 represented gross unrealized appreciation on securities and $380,719,035 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,955,410,344	$—	$—	$2,955,410,344
Money market funds	1,687,767	—	—	1,687,767

Total	$2,957,098,111	$—	$—	$2,957,098,111

36

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 5.67%
Boeing Co. (The)	67,664	$9,043,970
General Dynamics Corp.	32,854	4,825,924
Honeywell International Inc.	86,094	10,015,315
Lockheed Martin Corp.	29,695	7,504,818
Northrop Grumman Corp.	20,700	4,484,241

		35,874,268
AIR FREIGHT & LOGISTICS — 0.73%
FedEx Corp.	28,627	4,634,711

		4,634,711
AIRLINES — 0.53%
Delta Air Lines Inc.	86,650	3,357,688

		3,357,688
AUTO COMPONENTS — 0.33%
Delphi Automotive PLC	31,049	2,105,743

		2,105,743
BANKS — 3.51%
Citigroup Inc.	330,279	14,469,523
U.S. Bancorp.	184,002	7,759,364

		22,228,887
BEVERAGES — 3.13%
Molson Coors Brewing Co.	21,028	2,148,220
PepsiCo Inc.	162,264	17,673,795

		19,822,015
BIOTECHNOLOGY — 4.18%
AbbVie Inc.	180,586	11,960,211
Amgen Inc.	84,078	14,463,938

		26,424,149
CAPITAL MARKETS — 1.10%
Morgan Stanley	170,612	4,901,683
T Rowe Price Group Inc.	28,746	2,032,055

		6,933,738
CHEMICALS — 2.52%
EI du Pont de Nemours & Co.	98,822	6,835,518
Monsanto Co.	49,299	5,263,654
Praxair Inc.	32,828	3,825,775

		15,924,947

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.50%
Waste Management Inc.	47,887	$3,166,288

		3,166,288
CONSUMER FINANCE — 0.94%
American Express Co.	92,118	5,937,926

		5,937,926
DIVERSIFIED FINANCIAL SERVICES — 4.48%
Berkshire Hathaway Inc. Class Ba	196,329	28,324,385

		28,324,385
ELECTRIC UTILITIES — 1.06%
NextEra Energy Inc.	52,439	6,727,399

		6,727,399
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.39%
TE Connectivity Ltd.	40,880	2,464,246

		2,464,246
ENERGY EQUIPMENT & SERVICES — 2.67%
Halliburton Co.	98,571	4,303,610
Schlumberger Ltd.	156,544	12,604,923

		16,908,533
FOOD & STAPLES RETAILING — 0.49%
Sysco Corp.	59,332	3,072,804

		3,072,804
FOOD PRODUCTS — 1.98%
General Mills Inc.	67,508	4,853,150
Mondelez International Inc.	175,005	7,696,720

		12,549,870
HEALTH CARE EQUIPMENT & SUPPLIES — 5.97%
Abbott Laboratories	165,665	7,413,509
Baxter International Inc.	62,440	2,998,369
Boston Scientific Corp.[a]	152,382	3,699,835
Medtronic PLC	158,288	13,870,777
St. Jude Medical Inc.	31,741	2,635,773
Stryker Corp.	35,903	4,174,801
Zimmer Biomet Holdings Inc.	22,395	2,936,880

		37,729,944
HEALTH CARE PROVIDERS & SERVICES — 3.54%
Aetna Inc.	39,219	4,518,421
Anthem Inc.	30,226	3,969,883
Cardinal Health Inc.	36,601	3,059,843
Express Scripts Holding Co.[a]	70,898	5,393,211
HCA Holdings Inc.[a]	33,299	2,568,352
Humana Inc.	16,593	2,863,122

		22,372,832

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2016

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 0.34%
Las Vegas Sands Corp.	42,348	$2,144,926

		2,144,926
HOUSEHOLD DURABLES — 0.43%
Newell Brands Inc.	52,021	2,729,022

		2,729,022
HOUSEHOLD PRODUCTS — 1.19%
Colgate-Palmolive Co.	101,299	7,539,685

		7,539,685
INDUSTRIAL CONGLOMERATES — 6.40%
3M Co.	68,350	12,190,906
General Electric Co.	907,321	28,253,976

		40,444,882
INSURANCE — 1.50%
Aon PLC	30,696	3,286,621
Marsh & McLennan Companies Inc.	60,033	3,947,170
Progressive Corp. (The)	68,895	2,239,776

		9,473,567
MACHINERY — 0.68%
Illinois Tool Works Inc.	37,138	4,285,725

		4,285,725
MEDIA — 2.34%
Charter Communications Inc.[a]	24,371	5,724,017
Omnicom Group Inc.	27,445	2,258,449
Time Warner Inc.	88,965	6,819,167

		14,801,633
METALS & MINING — 0.10%
Southern Copper Corp.[b]	24,549	638,029

		638,029
MULTI-UTILITIES — 1.36%
Dominion Resources Inc./VA	70,390	5,491,828
Sempra Energy	27,576	3,085,203

		8,577,031
MULTILINE RETAIL — 0.79%
Target Corp.	66,354	4,998,447

		4,998,447
OIL, GAS & CONSUMABLE FUELS — 0.81%
EOG Resources Inc.	62,528	5,108,538

		5,108,538

Security	Shares	Value
PHARMACEUTICALS — 7.88%
Eli Lilly & Co.	109,477	$9,074,548
Johnson & Johnson	307,816	38,547,798
Mylan NVa	47,282	2,212,325

		49,834,671
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.41%
Equity Residential	40,769	2,771,884
Ventas Inc.	37,716	2,872,451
Welltower Inc.	41,340	3,279,502

		8,923,837
ROAD & RAIL — 1.40%
Union Pacific Corp.	95,170	8,855,568

		8,855,568
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.05%
Applied Materials Inc.	120,066	3,156,535
Intel Corp.	529,653	18,463,703
QUALCOMM Inc.	164,734	10,309,054

		31,929,292
SOFTWARE — 10.15%
Microsoft Corp.	878,983	49,820,757
Oracle Corp.	349,358	14,337,652

		64,158,409
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.06%
Apple Inc.	611,819	63,757,658
EMC Corp.	217,954	6,163,739

		69,921,397
TOBACCO — 3.09%
Altria Group Inc.	220,047	14,897,182
Reynolds American Inc.	93,272	4,669,196

		19,566,378
WIRELESS TELECOMMUNICATION SERVICES — 0.23%
T-Mobile U.S. Inc.[a]	31,244	1,447,847

		1,447,847

TOTAL COMMON STOCKS (Cost: $538,264,997)		631,939,257

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	522,526	522,526
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	28,872	28,872

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	386,782	$386,782

		938,180

TOTAL SHORT-TERM INVESTMENTS
(Cost: $938,180)		938,180

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $539,203,177)[f]		632,877,437
Other Assets, Less Liabilities — (0.08)%		(474,343)

NET ASSETS — 100.00%		$632,403,094

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $541,597,633. Net unrealized appreciation was $91,279,804, of which $102,402,624 represented gross unrealized appreciation on securities and $11,122,820 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$631,939,257	$—	$—	$631,939,257
Money market funds	938,180	—	—	938,180

Total	$632,877,437	$—	$—	$632,877,437

39

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.85%

AIR FREIGHT & LOGISTICS — 1.41%
United Parcel Service Inc. Class B	102,048	$11,031,389

		11,031,389
AIRLINES — 0.45%
Southwest Airlines Co.	94,424	3,494,632

		3,494,632
AUTOMOBILES — 0.50%
Tesla Motors Inc.[a,b]	16,608	3,899,392

		3,899,392
BEVERAGES — 1.22%
Brown-Forman Corp. Class A	4,063	429,296
Brown-Forman Corp. Class B	14,794	1,452,623
Constellation Brands Inc. Class A	26,081	4,293,715
Monster Beverage Corp.[a]	20,819	3,344,156

		9,519,790
BIOTECHNOLOGY — 4.48%
Alexion Pharmaceuticals Inc.[a]	33,043	4,249,330
Biogen Inc.[a]	32,378	9,387,353
Celgene Corp.[a]	114,490	12,844,633
Regeneron Pharmaceuticals Inc.[a]	11,557	4,913,112
Vertex Pharmaceuticals Inc.[a]	36,495	3,540,015

		34,934,443
CAPITAL MARKETS — 2.32%
Bank of New York Mellon Corp. (The)	159,209	6,272,835
BlackRock Inc.[c]	18,597	6,811,151
Charles Schwab Corp. (The)	177,799	5,053,047

		18,137,033
CHEMICALS — 2.12%
Air Products & Chemicals Inc.	28,683	4,285,814
Ecolab Inc.	39,024	4,619,661
PPG Industries Inc.	39,424	4,128,087
Sherwin-Williams Co. (The)	11,624	3,484,062

		16,517,624
DIVERSIFIED FINANCIAL SERVICES — 2.20%
CME Group Inc.	49,943	5,106,172
Intercontinental Exchange Inc.	17,597	4,649,128
Moody’s Corp.	24,925	2,642,299
S&P Global Inc.	39,116	4,779,975

		17,177,574

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.28%
Level 3 Communications Inc.[a]	42,734	$2,162,340

		2,162,340
FOOD & STAPLES RETAILING — 4.57%
Costco Wholesale Corp.	64,747	10,826,993
CVS Health Corp.	158,738	14,718,187
Walgreens Boots Alliance Inc.	127,730	10,122,603

		35,667,783
FOOD PRODUCTS — 0.19%
Hormel Foods Corp.	39,773	1,485,522

		1,485,522
HEALTH CARE EQUIPMENT & SUPPLIES — 2.60%
Becton Dickinson and Co.	31,368	5,520,768
Danaher Corp.	89,940	7,324,714
Edwards Lifesciences Corp.[a]	31,243	3,577,948
Intuitive Surgical Inc.[a]	5,615	3,906,692

		20,330,122
HEALTH CARE PROVIDERS & SERVICES — 4.33%
AmerisourceBergen Corp.	27,039	2,303,452
Cigna Corp.	37,976	4,897,385
McKesson Corp.	33,262	6,471,455
UnitedHealth Group Inc.	140,524	20,123,037

		33,795,329
HEALTH CARE TECHNOLOGY — 0.36%
Cerner Corp.[a,b]	44,365	2,767,932

		2,767,932
HOTELS, RESTAURANTS & LEISURE — 5.13%
Carnival Corp.	64,890	3,031,661
Hilton Worldwide Holdings Inc.	77,271	1,791,915
Marriott International Inc./MD Class A	28,092	2,014,196
McDonald’s Corp.	129,743	15,264,264
Starbucks Corp.	216,512	12,568,522
Yum! Brands Inc.	60,310	5,392,920

		40,063,478
INDUSTRIAL CONGLOMERATES — 0.33%
Roper Technologies Inc.	14,923	2,542,282

		2,542,282
INTERNET & CATALOG RETAIL — 7.57%
Amazon.com Inc.[a]	57,181	43,389,515
Netflix Inc.[a]	63,308	5,776,855
Priceline Group Inc. (The)[a]	7,336	9,909,542

		59,075,912
INTERNET SOFTWARE & SERVICES — 14.75%
Alphabet Inc. Class Aa	43,402	34,345,739

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

July 31, 2016

Security	Shares	Value
Alphabet Inc. Class Ca	43,650	$33,557,683
Facebook Inc. Class Aa	341,672	42,346,828
Yahoo! Inc.[a]	129,189	4,933,728

		115,183,978
IT SERVICES — 8.98%
Accenture PLC Class A	92,199	10,400,969
Automatic Data Processing Inc.	67,337	5,989,626
Cognizant Technology Solutions Corp. Class Aa	89,563	5,148,977
Fidelity National Information Services Inc.	40,937	3,255,720
Fiserv Inc.[a]	32,870	3,627,533
MasterCard Inc. Class A	143,484	13,665,416
PayPal Holdings Inc.[a]	163,033	6,071,349
Visa Inc. Class A	281,515	21,972,246

		70,131,836
LIFE SCIENCES TOOLS & SERVICES — 1.65%
Illumina Inc.[a]	21,716	3,612,456
Thermo Fisher Scientific Inc.	58,164	9,238,770

		12,851,226
MEDIA — 7.14%
CBS Corp. Class B NVS	61,274	3,199,728
Comcast Corp. Class A	357,325	24,030,106
Sirius XM Holdings Inc.[a]	306,313	1,344,714
Twenty-First Century Fox Inc. Class A	161,982	4,315,201
Twenty-First Century Fox Inc. Class B	63,521	1,716,973
Walt Disney Co. (The)	220,604	21,166,954

		55,773,676
MULTILINE RETAIL — 0.51%
Dollar General Corp.	41,954	3,974,722

		3,974,722
OIL, GAS & CONSUMABLE FUELS — 0.50%
Pioneer Natural Resources Co.	24,186	3,931,918

		3,931,918
PERSONAL PRODUCTS — 0.39%
Estee Lauder Companies Inc. (The) Class A	32,835	3,050,372

		3,050,372
PHARMACEUTICALS — 4.69%
Allergan PLC[a]	58,465	14,788,722
Bristol-Myers Squibb Co.	246,715	18,456,749
Zoetis Inc.	67,354	3,399,356

		36,644,827
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.19%
American Tower Corp.	62,756	7,265,262
AvalonBay Communities Inc.	20,236	3,756,814
Boston Properties Inc.	22,662	3,220,950
Crown Castle International Corp.	49,869	4,838,789
Equinix Inc.	10,239	3,817,816
General Growth Properties Inc.	85,950	2,746,103

Security	Shares	Value
Prologis Inc.	77,666	$4,232,020
Public Storage	21,804	5,209,412
Simon Property Group Inc.[b]	45,733	10,383,220
Vornado Realty Trust	26,168	2,810,443

		48,280,829
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.46%
Broadcom Ltd.	54,825	8,880,554
Texas Instruments Inc.	148,430	10,352,992

		19,233,546
SOFTWARE — 3.27%
Activision Blizzard Inc.	75,138	3,017,542
Adobe Systems Inc.[a]	73,939	7,235,671
Electronic Arts Inc.[a,b]	44,604	3,404,177
Intuit Inc.	37,825	4,198,197
salesforce.com inc.[a]	94,135	7,700,243

		25,555,830
SPECIALTY RETAIL — 7.47%
AutoZone Inc.[a]	4,414	3,592,864
Home Depot Inc. (The)	183,854	25,415,977
L Brands Inc.	37,309	2,757,135
Lowe’s Companies Inc.	130,971	10,776,294
O’Reilly Automotive Inc.[a]	14,261	4,144,674
Ross Stores Inc.	59,417	3,673,753
TJX Companies Inc. (The)	97,718	7,985,515

		58,346,212
TEXTILES, APPAREL & LUXURY GOODS — 1.79%
NIKE Inc. Class B	196,793	10,922,011
VF Corp.	49,357	3,081,358

		14,003,369

TOTAL COMMON STOCKS (Cost: $600,655,765)		779,564,918

SHORT-TERM INVESTMENTS — 1.99%

MONEY MARKET FUNDS — 1.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	13,910,790	13,910,790
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	768,633	768,633

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

July 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	876,185	$876,185

		15,555,608

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,555,608)		15,555,608

TOTAL INVESTMENTS IN SECURITIES — 101.84%
(Cost: $616,211,373)[g]		795,120,526
Other Assets, Less Liabilities — (1.84)%		(14,417,244)

NET ASSETS — 100.00%		$780,703,282

NVS  —   Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $621,463,273. Net unrealized appreciation was $173,657,253, of which $186,145,340 represented gross unrealized appreciation on securities and $12,488,087 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	17,859	2,082	(1,344)	18,597	$6,811,151	$39,697	$132,830

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$779,564,918	$—	$—	$779,564,918
Money market funds	15,555,608	—	—	15,555,608

Total	$795,120,526	$—	$—	$795,120,526

42

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 2.39%
Raytheon Co.	17,570	$2,451,542
United Technologies Corp.	46,038	4,955,991

		7,407,533
AIRLINES — 0.39%
American Airlines Group Inc.	34,199	1,214,065

		1,214,065
AUTO COMPONENTS — 0.57%
Johnson Controls Inc.	38,315	1,759,425

		1,759,425
AUTOMOBILES — 1.79%
Ford Motor Co.	230,809	2,922,042
General Motors Co.	82,886	2,614,224

		5,536,266
BANKS — 13.32%
Bank of America Corp.	607,615	8,804,342
BB&T Corp.	48,507	1,788,453
JPMorgan Chase & Co.	216,304	13,836,967
PNC Financial Services Group Inc. (The)[a]	29,539	2,441,398
SunTrust Banks Inc.	29,642	1,253,560
Wells Fargo & Co.	273,295	13,109,961

		41,234,681
BEVERAGES — 3.25%
Coca-Cola Co. (The)	230,318	10,048,774

		10,048,774
BIOTECHNOLOGY — 2.02%
Gilead Sciences Inc.	78,781	6,260,726

		6,260,726
CAPITAL MARKETS — 1.93%
Franklin Resources Inc.	21,850	790,751
Goldman Sachs Group Inc. (The)	22,852	3,629,126
State Street Corp.	23,420	1,540,568

		5,960,445
CHEMICALS — 1.64%
Dow Chemical Co. (The)	66,418	3,564,654
LyondellBasell Industries NV Class A	20,180	1,518,747

		5,083,401

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 2.93%
Cisco Systems Inc.	297,523	$9,083,377

		9,083,377
CONSUMER FINANCE — 1.55%
Capital One Financial Corp.	30,317	2,033,664
Discover Financial Services	24,383	1,385,930
Synchrony Financial[b]	49,326	1,375,209

		4,794,803
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.41%
AT&T Inc.	364,149	15,764,010
Verizon Communications Inc.	241,126	13,360,792

		29,124,802
ELECTRIC UTILITIES — 5.40%
American Electric Power Co. Inc.	29,086	2,015,660
Duke Energy Corp.	40,750	3,487,792
Edison International	19,272	1,491,267
Exelon Corp.	54,576	2,034,593
PG&E Corp.	29,305	1,873,762
PPL Corp.	40,017	1,509,041
Southern Co. (The)	55,517	2,970,160
Xcel Energy Inc.	30,045	1,321,379

		16,703,654
ELECTRICAL EQUIPMENT — 1.24%
Eaton Corp. PLC	27,065	1,716,191
Emerson Electric Co.	38,082	2,128,784

		3,844,975
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.46%
Corning Inc.	63,606	1,413,325

		1,413,325
ENERGY EQUIPMENT & SERVICES — 0.40%
Baker Hughes Inc.	25,910	1,239,275

		1,239,275
FOOD & STAPLES RETAILING — 2.75%
Kroger Co. (The)	56,460	1,930,367
Wal-Mart Stores Inc.	90,336	6,591,818

		8,522,185
FOOD PRODUCTS — 1.89%
Archer-Daniels-Midland Co.	34,756	1,566,801
Kellogg Co.	14,909	1,233,123
Kraft Heinz Co. (The)	35,244	3,044,729

		5,844,653

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

July 31, 2016

Security	Shares	Value
HOUSEHOLD PRODUCTS — 5.25%
Kimberly-Clark Corp.	21,303	$2,759,804
Procter & Gamble Co. (The)	157,458	13,476,830

		16,236,634
INSURANCE — 5.52%
Aflac Inc.	24,461	1,768,041
Allstate Corp. (The)	22,128	1,512,006
American International Group Inc.	66,193	3,603,547
Chubb Ltd.	27,475	3,441,519
MetLife Inc.	64,988	2,777,587
Prudential Financial Inc.	26,174	1,970,641
Travelers Companies Inc. (The)	17,311	2,011,884

		17,085,225
INTERNET SOFTWARE & SERVICES — 0.63%
eBay Inc.[b]	62,477	1,946,783

		1,946,783
IT SERVICES — 2.71%
International Business Machines Corp.	52,242	8,391,110

		8,391,110
MACHINERY — 2.13%
Caterpillar Inc.	34,537	2,858,282
Cummins Inc.	9,375	1,150,969
Deere & Co.	17,659	1,372,281
PACCAR Inc.	20,733	1,222,625

		6,604,157
MULTI-UTILITIES — 0.91%
Consolidated Edison Inc.	17,991	1,440,720
Public Service Enterprise Group Inc.	29,926	1,376,895

		2,817,615
OIL, GAS & CONSUMABLE FUELS — 16.44%
Anadarko Petroleum Corp.	30,164	1,644,843
Apache Corp.	22,396	1,175,790
Chevron Corp.	111,487	11,425,188
ConocoPhillips	73,253	2,990,187
Exxon Mobil Corp.	245,287	21,818,279
Kinder Morgan Inc./DE	108,301	2,201,759
Marathon Petroleum Corp.	31,345	1,234,680
Occidental Petroleum Corp.	45,177	3,376,077
Phillips 66	27,690	2,106,101
Spectra Energy Corp.	40,471	1,455,742
Valero Energy Corp.	27,789	1,452,809

		50,881,455
PHARMACEUTICALS — 7.38%
Merck & Co. Inc.	163,738	9,604,871
Pfizer Inc.	358,756	13,234,509

		22,839,380
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.47%
Weyerhaeuser Co.	44,189	1,445,864

		1,445,864

Security	Shares	Value
ROAD & RAIL — 1.02%
CSX Corp.	56,505	$1,600,787
Norfolk Southern Corp.	17,482	1,569,534

		3,170,321
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.13%
Hewlett Packard Enterprise Co.	98,392	2,068,200
HP Inc.	101,181	1,417,546

		3,485,746
TOBACCO — 2.97%
Philip Morris International Inc.	91,762	9,200,058

		9,200,058

TOTAL COMMON STOCKS (Cost: $284,983,236)		309,180,713

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	405,288	405,288

		405,288

TOTAL SHORT-TERM INVESTMENTS (Cost: $405,288)		405,288

TOTAL INVESTMENTS IN SECURITIES — 100.02% (Cost: $285,388,524)[e]		309,586,001
Other Assets, Less Liabilities — (0.02)%		(73,657)

NET ASSETS — 100.00%		$309,512,344

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $287,190,775. Net unrealized appreciation was $22,395,226, of which $32,348,603 represented gross unrealized appreciation on securities and $9,953,377 represented gross unrealized depreciation on securities.

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PNC Financial Services Group Inc. (The)	27,233	2,930	(624)	29,539	$2,441,398	$16,216	$3,356

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$309,180,713	$—	$—	$309,180,713
Money market funds	405,288	—	—	405,288

Total	$309,586,001	$—	$—	$309,586,001

45

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.75%
B/E Aerospace Inc.	36,929	$1,766,499
Huntington Ingalls Industries Inc.	17,039	2,940,590
Rockwell Collins Inc.	47,182	3,992,541
Spirit AeroSystems Holdings Inc. Class Aa	43,211	1,874,493

		10,574,123
AIR FREIGHT & LOGISTICS — 0.60%
CH Robinson Worldwide Inc.	51,738	3,602,000

		3,602,000
AIRLINES — 0.50%
Alaska Air Group Inc.	44,663	3,002,247

		3,002,247
AUTO COMPONENTS — 1.80%
Autoliv Inc.	31,961	3,381,474
BorgWarner Inc.	78,865	2,616,741
Gentex Corp.	104,347	1,843,811
Lear Corp.	26,734	3,032,972

		10,874,998
BANKS — 2.20%
Commerce Bancshares Inc./MO	29,943	1,416,004
Cullen/Frost Bankers Inc.	19,656	1,334,446
East West Bancorp. Inc.	52,001	1,779,474
PacWest Bancorp.	41,365	1,710,443
People’s United Financial Inc.	112,146	1,700,133
SVB Financial Group[a]	18,695	1,877,352
Synovus Financial Corp.	45,258	1,377,654
Zions BanCorp.	73,859	2,059,189

		13,254,695
BEVERAGES — 1.10%
Dr Pepper Snapple Group Inc.	67,224	6,622,236

		6,622,236
BIOTECHNOLOGY — 0.19%
OPKO Health Inc.[a,b]	115,959	1,153,792

		1,153,792
BUILDING PRODUCTS — 0.52%
Owens Corning	41,774	2,210,262
USG Corp.[a,b]	32,611	918,326

		3,128,588
CAPITAL MARKETS — 2.50%
Ameriprise Financial Inc.	60,091	5,759,122
Eaton Vance Corp. NVS	40,893	1,546,164

Security	Shares	Value
Northern Trust Corp.	77,726	$5,253,500
Raymond James Financial Inc.	45,644	2,505,856

		15,064,642
CHEMICALS — 3.68%
Albemarle Corp.	40,696	3,425,382
Ashland Inc.	22,489	2,546,654
FMC Corp.	48,557	2,308,400
International Flavors & Fragrances Inc.	28,888	3,849,326
NewMarket Corp.	3,593	1,537,589
RPM International Inc.	48,138	2,611,968
Scotts Miracle-Gro Co. (The) Class A	16,338	1,204,928
Valspar Corp. (The)	26,426	2,813,576
WR Grace & Co.	25,469	1,906,864

		22,204,687
COMMERCIAL SERVICES & SUPPLIES — 1.51%
KAR Auction Services Inc.	49,609	2,121,777
Tyco International PLC	153,935	7,014,818

		9,136,595
COMMUNICATIONS EQUIPMENT — 1.43%
ARRIS International PLC[a]	63,010	1,716,392
Juniper Networks Inc.	128,000	2,904,320
Motorola Solutions Inc.	57,580	3,994,901

		8,615,613
CONSUMER FINANCE — 0.19%
Credit Acceptance Corp.[a,b]	3,667	662,517
OneMain Holdings Inc.[a,b]	16,523	476,523

		1,139,040
CONTAINERS & PACKAGING — 1.57%
AptarGroup Inc.	22,817	1,783,833
Avery Dennison Corp.	32,316	2,517,093
Berry Plastics Group Inc.[a]	43,692	1,791,372
Sealed Air Corp.	71,441	3,370,587

		9,462,885
DIVERSIFIED CONSUMER SERVICES — 0.32%
H&R Block Inc.	81,074	1,928,750

		1,928,750
DIVERSIFIED FINANCIAL SERVICES — 0.73%
FNFV Group[a,b]	24,780	295,625
Leucadia National Corp.	120,549	2,201,225
Voya Financial Inc.	73,632	1,887,188

		4,384,038
ELECTRIC UTILITIES — 0.42%
ITC Holdings Corp.	55,362	2,560,493

		2,560,493

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2016

Security	Shares	Value
ELECTRICAL EQUIPMENT — 1.23%
Hubbell Inc.	18,789	$2,026,018
Rockwell Automation Inc.	47,207	5,400,481

		7,426,499
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.46%
CDW Corp./DE	53,508	2,297,098
Flextronics International Ltd.[a]	196,934	2,495,154
FLIR Systems Inc.	49,634	1,617,076
Trimble Navigation Ltd.[a]	90,979	2,405,485

		8,814,813
FOOD & STAPLES RETAILING — 0.90%
Casey’s General Stores Inc.	14,110	1,884,250
Whole Foods Market Inc.	116,338	3,545,982

		5,430,232
FOOD PRODUCTS — 6.70%
Campbell Soup Co.	64,980	4,046,305
Flowers Foods Inc.	65,637	1,207,064
Hershey Co. (The)	50,929	5,640,896
JM Smucker Co. (The)	43,299	6,674,974
McCormick & Co. Inc./MD	41,775	4,271,494
Mead Johnson Nutrition Co.	67,650	6,034,380
Pilgrim’s Pride Corp.	22,948	533,541
Pinnacle Foods Inc.	39,683	1,992,483
Post Holdings Inc.[a]	23,234	2,013,691
Tyson Foods Inc. Class A	108,752	8,004,147

		40,418,975
GAS UTILITIES — 0.29%
Piedmont Natural Gas Co. Inc.	29,284	1,751,183

		1,751,183
HEALTH CARE EQUIPMENT & SUPPLIES — 2.48%
DENTSPLY SIRONA Inc.	84,886	5,436,100
Hologic Inc.[a]	87,907	3,383,540
Teleflex Inc.	15,798	2,848,537
Varian Medical Systems Inc.[a,b]	34,504	3,268,909

		14,937,086
HEALTH CARE PROVIDERS & SERVICES — 2.56%
DaVita HealthCare Partners Inc.[a]	59,121	4,584,242
Laboratory Corp. of America Holdings[a]	37,111	5,179,211
Patterson Companies Inc.	30,016	1,481,590
Universal Health Services Inc. Class B	32,528	4,213,352

		15,458,395
HEALTH CARE TECHNOLOGY — 0.27%
IMS Health Holdings Inc.[a,b]	53,531	1,607,001

		1,607,001
HOTELS, RESTAURANTS & LEISURE — 3.60%
Aramark	82,713	2,965,261

Security	Shares	Value
Darden Restaurants Inc.	41,331	$2,544,336
MGM Resorts International[a]	172,038	4,125,471
Royal Caribbean Cruises Ltd.	60,842	4,407,395
Starwood Hotels & Resorts Worldwide Inc.	61,082	4,768,061
Wyndham Worldwide Corp.	40,569	2,881,210

		21,691,734
HOUSEHOLD DURABLES — 4.30%
DR Horton Inc.	119,634	3,933,566
Harman International Industries Inc.	25,466	2,104,510
Leggett & Platt Inc.	48,675	2,558,845
Lennar Corp. Class A	66,462	3,110,422
Lennar Corp. Class B	3,612	135,594
Mohawk Industries Inc.[a]	23,092	4,824,843
PulteGroup Inc.	113,891	2,412,211
Toll Brothers Inc.[a]	55,025	1,541,250
Whirlpool Corp.	27,532	5,296,056

		25,917,297
HOUSEHOLD PRODUCTS — 1.02%
Clorox Co. (The)	46,793	6,133,159

		6,133,159
INSURANCE — 3.87%
Alleghany Corp.[a]	5,552	3,017,512
AmTrust Financial Services Inc.	28,842	688,459
Arthur J Gallagher & Co.	64,189	3,157,457
Erie Indemnity Co. Class A	8,660	845,996
First American Financial Corp.	39,598	1,655,592
FNF Group	99,311	3,741,045
Torchmark Corp.	40,659	2,515,572
White Mountains Insurance Group Ltd.	1,827	1,500,552
Willis Towers Watson PLC	50,081	6,191,013

		23,313,198
INTERNET SOFTWARE & SERVICES — 0.27%
IAC/InterActiveCorp	27,868	1,615,229

		1,615,229
IT SERVICES — 1.30%
Alliance Data Systems Corp.[a]	21,359	4,947,172
DST Systems Inc.	11,249	1,387,339
Genpact Ltd.[a]	55,420	1,483,593

		7,818,104
LEISURE PRODUCTS — 0.82%
Brunswick Corp./DE	32,683	1,621,731
Hasbro Inc.	40,671	3,303,705

		4,925,436
LIFE SCIENCES TOOLS & SERVICES — 1.75%
Agilent Technologies Inc.	118,787	5,714,842
PerkinElmer Inc.	39,379	2,241,453
Quintiles Transnational Holdings Inc.[a]	33,722	2,618,176

		10,574,471

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2016

Security	Shares	Value
MACHINERY — 4.17%
Allison Transmission Holdings Inc.	61,337	$1,767,732
Ingersoll-Rand PLC	93,308	6,182,588
Pentair PLC	65,491	4,179,636
Snap-on Inc.	21,072	3,311,886
Stanley Black & Decker Inc.	54,405	6,621,088
Xylem Inc./NY	64,828	3,099,427

		25,162,357
MEDIA — 3.86%
Cinemark Holdings Inc.	38,097	1,432,447
Discovery Communications Inc. Class Aa,b	54,266	1,361,534
Discovery Communications Inc. Class C NVS[a,b]	86,197	2,115,274
DISH Network Corp. Class Aa	82,004	4,380,654
Interpublic Group of Companies Inc. (The)	145,826	3,362,748
Liberty Braves Group Class Aa,b	3,485	57,468
Liberty Braves Group Class Ca	12,171	194,493
Liberty Media Group Class Aa	8,744	198,489
Liberty Media Group Class Ca,b	17,457	391,386
Liberty SiriusXM Group Class Aa	35,015	1,251,786
Liberty SiriusXM Group Class Ca	70,297	2,477,969
Live Nation Entertainment Inc.[a]	52,689	1,444,732
News Corp. Class A	137,241	1,780,016
News Corp. Class B	38,875	522,480
Scripps Networks Interactive Inc. Class A	34,502	2,279,202

		23,250,678
METALS & MINING — 2.43%
Newmont Mining Corp.	191,996	8,447,824
Nucor Corp.	115,220	6,180,401

		14,628,225
MULTI-UTILITIES — 1.23%
WEC Energy Group Inc.	114,220	7,414,020

		7,414,020
OIL, GAS & CONSUMABLE FUELS — 2.61%
Cheniere Energy Inc.[a]	85,341	3,569,814
Cimarex Energy Co.	34,360	4,123,887
Newfield Exploration Co.[a]	71,283	3,086,554
Range Resources Corp.	61,512	2,479,549
Southwestern Energy Co.[a]	171,370	2,498,574

		15,758,378
PHARMACEUTICALS — 1.44%
Endo International PLC[a]	73,872	1,282,418
Mallinckrodt PLC[a,b]	39,675	2,671,714
Perrigo Co. PLC	51,904	4,743,507

		8,697,639
PROFESSIONAL SERVICES — 1.45%
Nielsen Holdings PLC	130,544	7,031,100
Robert Half International Inc.	47,387	1,731,521

		8,762,621

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.22%
Alexandria Real Estate Equities Inc.	26,771	$3,006,383
American Campus Communities Inc.	47,311	2,558,106
Apartment Investment & Management Co. Class A	56,635	2,603,511
Brixmor Property Group Inc.	82,346	2,338,626
Camden Property Trust	31,526	2,824,414
DDR Corp.	110,958	2,190,311
Digital Realty Trust Inc.[b]	53,163	5,553,407
Duke Realty Corp.	125,365	3,609,258
EPR Properties	22,974	1,930,276
Equity Lifestyle Properties Inc.	29,162	2,398,283
Equity One Inc.	32,794	1,091,056
Highwoods Properties Inc.	35,186	1,960,564
Host Hotels & Resorts Inc.[b]	270,824	4,804,418
Iron Mountain Inc.	86,616	3,569,445
Kimco Realty Corp.	152,082	4,881,832
Lamar Advertising Co. Class Ab	29,782	2,021,007
Liberty Property Trust	53,017	2,193,844
National Retail Properties Inc.	52,219	2,775,962
Pinnacle Entertainment Inc.	68,830	2,466,179
Realty Income Corp.	93,204	6,661,290
Senior Housing Properties Trust	83,746	1,859,999
SL Green Realty Corp.	36,326	4,279,929
Spirit Realty Capital Inc.	173,423	2,370,692
Taubman Centers Inc.	21,933	1,774,818
UDR Inc.	96,807	3,604,125
Weingarten Realty Investors	41,715	1,801,671
WP Carey Inc.	35,342	2,567,596

		79,697,002
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.79%
CBRE Group Inc. Class Aa	105,750	3,008,588
Jones Lang LaSalle Inc.	16,288	1,783,047

		4,791,635
ROAD & RAIL — 1.13%
Genesee & Wyoming Inc. Class Aa	20,600	1,333,850
Kansas City Southern	39,133	3,761,073
Old Dominion Freight Line Inc.[a]	24,670	1,718,512

		6,813,435
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.82%
Analog Devices Inc.	111,185	7,096,939
Lam Research Corp.	57,840	5,192,297
Linear Technology Corp.	86,647	5,197,953
Maxim Integrated Products Inc.	103,031	4,201,604
Microchip Technology Inc.[b]	77,850	4,331,574
Qorvo Inc.[a]	46,213	2,922,048
Teradyne Inc.	73,271	1,447,102
Xilinx Inc.	91,950	4,696,806

		35,086,323
SOFTWARE — 1.33%
Nuance Communications Inc.[a]	80,552	1,294,471
PTC Inc.[a,b]	41,336	1,642,279
Synopsys Inc.[a,b]	55,019	2,979,829
VMware Inc. Class Aa,b	28,736	2,097,153

		8,013,732

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2016

Security	Shares	Value
SPECIALTY RETAIL — 2.52%
AutoNation Inc.[a,b]	25,631	$1,367,414
CarMax Inc.[a,b]	70,241	4,092,241
Dick’s Sporting Goods Inc.	32,233	1,653,231
Foot Locker Inc.	49,316	2,940,220
Michaels Companies Inc. (The)[a]	37,518	988,974
Tiffany & Co.	39,728	2,563,250
Williams-Sonoma Inc.	29,647	1,603,310

		15,208,640
TEXTILES, APPAREL & LUXURY GOODS — 0.83%
PVH Corp.	29,366	2,967,728
Ralph Lauren Corp.	20,582	2,018,888

		4,986,616
TRADING COMPANIES & DISTRIBUTORS — 1.57%
HD Supply Holdings Inc.[a]	66,981	2,424,042
United Rentals Inc.[a]	32,003	2,549,679
WW Grainger Inc.	20,447	4,474,826

		9,448,547
TRANSPORTATION INFRASTRUCTURE — 0.34%
Macquarie Infrastructure Corp.	27,009	2,070,240

		2,070,240
WATER UTILITIES — 1.25%
American Water Works Co. Inc.	64,405	5,318,565
Aqua America Inc.	64,332	2,228,460

		7,547,025

TOTAL COMMON STOCKS
(Cost: $534,770,517)		601,879,347

SHORT-TERM INVESTMENTS — 4.05%

MONEY MARKET FUNDS — 4.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	22,409,612	22,409,612
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	1,238,230	1,238,230

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	758,982	$758,982

		24,406,824

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,406,824)		24,406,824

TOTAL INVESTMENTS IN SECURITIES — 103.87%
(Cost: $559,177,341)[f]		626,286,171
Other Assets, Less Liabilities — (3.87)%		(23,342,442)

NET ASSETS — 100.00%		$602,943,729

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $564,629,923. Net unrealized appreciation was $61,656,248, of which $82,636,973 represented gross unrealized appreciation on securities and $20,980,725 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$601,879,347	$—	$—	$601,879,347
Money market funds	24,406,824	—	—	24,406,824

Total	$626,286,171	$—	$—	$626,286,171

49

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.97%

AEROSPACE & DEFENSE — 1.99%
Hexcel Corp.	12,862	$555,252
Textron Inc.	37,319	1,455,441
TransDigm Group Inc.[a]	7,357	2,056,429

		4,067,122
AIR FREIGHT & LOGISTICS — 0.61%
Expeditors International of Washington Inc.	25,265	1,248,849

		1,248,849
BANKS — 1.63%
Bank of the Ozarks Inc.	12,595	453,294
First Republic Bank/CA	19,727	1,413,834
Investors Bancorp. Inc.	49,769	565,376
Signature Bank/New York NYa	7,467	897,832

		3,330,336
BIOTECHNOLOGY — 4.79%
Alkermes PLC[a]	20,971	1,046,453
Alnylam Pharmaceuticals Inc.[a,b]	10,297	701,020
BioMarin Pharmaceutical Inc.[a]	22,541	2,241,026
Dyax Corp.[a]	23,054	25,590
Incyte Corp.[a]	23,709	2,138,789
Intercept Pharmaceuticals Inc.[a,b]	2,417	418,214
Ionis Pharmaceuticals Inc.[a,b]	16,720	488,057
Medivation Inc.[a]	22,853	1,462,363
Neurocrine Biosciences Inc.[a]	11,037	554,388
Seattle Genetics Inc.[a,b]	14,964	719,170

		9,795,070
BUILDING PRODUCTS — 2.84%
Allegion PLC	13,316	963,946
AO Smith Corp.	10,326	959,182
Fortune Brands Home & Security Inc.	21,286	1,346,765
Lennox International Inc.	5,385	844,368
Masco Corp.	46,198	1,685,303

		5,799,564
CAPITAL MARKETS — 1.98%
Affiliated Managers Group Inc.[a]	7,485	1,098,648
E*TRADE Financial Corp.[a]	38,771	972,377
SEI Investments Co.	18,928	851,760
TD Ameritrade Holding Corp.	36,784	1,116,762

		4,039,547
CHEMICALS — 0.33%
Axalta Coating Systems Ltd.[a]	23,522	671,553

		671,553

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.67%
Cintas Corp.	12,026	$1,290,029
Copart Inc.[a]	13,799	696,022
Rollins Inc.	13,018	366,847
Stericycle Inc.[a,b]	11,783	1,063,651

		3,416,549
COMMUNICATIONS EQUIPMENT — 1.41%
Arista Networks Inc.[a]	4,940	352,074
F5 Networks Inc.[a]	9,317	1,149,904
Palo Alto Networks Inc.[a,b]	10,571	1,383,638

		2,885,616
CONSTRUCTION MATERIALS — 2.00%
Martin Marietta Materials Inc.	8,822	1,787,778
Vulcan Materials Co.	18,495	2,293,010

		4,080,788
CONTAINERS & PACKAGING — 0.30%
Graphic Packaging Holding Co.	44,613	608,521

		608,521
DISTRIBUTORS — 0.72%
LKQ Corp.[a]	42,573	1,464,086

		1,464,086
DIVERSIFIED CONSUMER SERVICES — 0.91%
Bright Horizons Family Solutions Inc.[a]	5,950	399,066
Service Corp. International/U.S.	26,869	744,809
ServiceMaster Global Holdings Inc.[a]	18,824	712,112

		1,855,987
DIVERSIFIED FINANCIAL SERVICES — 1.78%
CBOE Holdings Inc.	11,295	777,096
FactSet Research Systems Inc.	5,670	975,013
MarketAxess Holdings Inc.	5,211	842,410
MSCI Inc.	12,048	1,036,610

		3,631,129
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.06%
SBA Communications Corp. Class Aa	17,431	2,004,565
Zayo Group Holdings Inc.[a]	5,684	160,857

		2,165,422
ELECTRICAL EQUIPMENT — 1.97%
Acuity Brands Inc.	6,086	1,597,149
AMETEK Inc.	32,406	1,524,054
Sensata Technologies Holding NVa	23,665	897,377

		4,018,580
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.65%
Amphenol Corp. Class A	42,757	2,544,897
IPG Photonics Corp.[a]	5,070	427,350
National Instruments Corp.	13,960	400,373

		3,372,620

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2016

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.35%
Core Laboratories NV	6,107	$713,359

		713,359
FOOD & STAPLES RETAILING — 0.22%
Sprouts Farmers Market Inc.[a]	19,643	454,343

		454,343
FOOD PRODUCTS — 1.57%
Blue Buffalo Pet Products Inc.[a]	10,641	273,261
Hain Celestial Group Inc. (The)[a,b]	14,342	757,114
TreeHouse Foods Inc.[a,b]	7,855	810,557
WhiteWave Foods Co. (The)[a]	24,557	1,362,668

		3,203,600
HEALTH CARE EQUIPMENT & SUPPLIES — 5.03%
ABIOMED Inc.[a,b]	5,447	642,583
Align Technology Inc.[a]	10,124	902,555
Cooper Companies Inc. (The)	6,723	1,226,746
CR Bard Inc.	10,181	2,277,795
DexCom Inc.[a,b]	11,605	1,070,329
IDEXX Laboratories Inc.[a,b]	12,422	1,165,059
ResMed Inc.	19,486	1,342,196
STERIS PLC	11,931	846,504
West Pharmaceutical Services Inc.	10,140	814,039

		10,287,806
HEALTH CARE PROVIDERS & SERVICES — 3.85%
Acadia Healthcare Co. Inc.[a]	10,304	582,176
Amsurg Corp.[a]	7,491	561,900
Centene Corp.[a,b]	23,674	1,670,201
Envision Healthcare Holdings Inc.[a]	25,945	637,988
Henry Schein Inc.[a]	11,396	2,062,448
MEDNAX Inc.[a]	12,940	891,695
VCA Inc.[a]	11,216	800,149
WellCare Health Plans Inc.[a]	6,134	655,111

		7,861,668
HEALTH CARE TECHNOLOGY — 0.34%
athenahealth Inc.[a,b]	5,443	695,561

		695,561
HOTELS, RESTAURANTS & LEISURE — 3.10%
Chipotle Mexican Grill Inc.[a,b]	4,055	1,719,279
Domino’s Pizza Inc.	6,956	1,024,619
Dunkin’ Brands Group Inc.	12,709	575,845
Norwegian Cruise Line Holdings Ltd.[a]	21,787	928,126
Panera Bread Co. Class Aa	3,159	692,832
Six Flags Entertainment Corp.	12,031	678,428
Vail Resorts Inc.	5,025	718,927

		6,338,056

Security	Shares	Value
HOUSEHOLD DURABLES — 0.74%
NVR Inc.[a,b]	508	$866,140
Tempur Sealy International Inc.[a,b]	8,434	637,863

		1,504,003
HOUSEHOLD PRODUCTS — 1.09%
Church & Dwight Co. Inc.	17,822	1,750,833
Spectrum Brands Holdings Inc.	3,787	487,652

		2,238,485
INDUSTRIAL CONGLOMERATES — 0.45%
Carlisle Companies Inc.	8,929	922,276

		922,276
INSURANCE — 1.19%
Brown & Brown Inc.	16,100	590,226
Markel Corp.[a]	1,940	1,840,575

		2,430,801
INTERNET & CATALOG RETAIL — 2.64%
Expedia Inc.	16,279	1,898,945
Liberty Interactive Corp. QVC Group Series Aa	62,704	1,681,094
Liberty Ventures Series Aa	18,725	706,120
TripAdvisor Inc.[a]	15,899	1,112,453

		5,398,612
INTERNET SOFTWARE & SERVICES — 4.59%
Akamai Technologies Inc.[a]	24,373	1,231,568
CoStar Group Inc.[a]	4,528	941,371
LinkedIn Corp. Class Aa	16,380	3,156,917
MercadoLibre Inc.	4,409	674,930
Twitter Inc.[a]	84,781	1,410,756
VeriSign Inc.[a,b]	13,243	1,146,976
Zillow Group Inc. Class Aa,b	6,203	244,460
Zillow Group Inc. Class Ca,b	14,508	569,439

		9,376,417
IT SERVICES — 6.38%
Broadridge Financial Solutions Inc.	16,399	1,109,884
Euronet Worldwide Inc.[a]	6,844	521,923
FleetCor Technologies Inc.[a]	10,802	1,638,447
Gartner Inc.[a]	11,445	1,147,361
Global Payments Inc.	21,383	1,596,455
Jack Henry & Associates Inc.	10,973	979,340
Paychex Inc.	44,503	2,638,138
Sabre Corp.	28,459	829,580
Syntel Inc.[a]	4,416	200,089
Total System Services Inc.	23,443	1,193,718
Vantiv Inc. Class Aa	21,697	1,188,345

		13,043,280
LEISURE PRODUCTS — 0.40%
Polaris Industries Inc.	8,341	823,674

		823,674

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2016

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.80%
Bruker Corp.	14,732	$367,122
Mettler-Toledo International Inc.[a]	3,715	1,527,645
Waters Corp.[a]	11,239	1,786,214

		3,680,981
MACHINERY — 2.65%
Graco Inc.	7,705	570,247
IDEX Corp.	10,530	945,489
Middleby Corp. (The)[a,b]	8,004	963,522
Nordson Corp.	7,435	656,436
Toro Co. (The)	7,631	701,670
WABCO Holdings Inc.[a]	7,252	727,158
Wabtec Corp./DE	12,500	856,250

		5,420,772
MEDIA — 0.39%
Liberty Broadband Corp. Class Aa	3,437	215,878
Liberty Broadband Corp. Class Ca,b	9,118	577,261

		793,139
METALS & MINING — 0.37%
Royal Gold Inc.	9,060	765,932

		765,932
MULTILINE RETAIL — 1.54%
Dollar Tree Inc.[a]	32,702	3,148,876

		3,148,876
OIL, GAS & CONSUMABLE FUELS — 2.33%
Antero Resources Corp.[a]	18,555	485,955
Cabot Oil & Gas Corp.	64,573	1,593,016
Diamondback Energy Inc.[a]	10,720	941,109
EQT Corp.	23,988	1,747,766

		4,767,846
PHARMACEUTICALS — 0.62%
Jazz Pharmaceuticals PLC[a]	8,383	1,265,582

		1,265,582
PROFESSIONAL SERVICES — 2.89%
Equifax Inc.	16,527	2,189,166
IHS Markit Ltd.[a]	45,456	1,579,142
TransUnion[a]	9,578	313,392
Verisk Analytics Inc. Class Aa,b	21,485	1,832,241

		5,913,941
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.68%
CubeSmart	24,638	731,995
Douglas Emmett Inc.	19,473	740,753
Essex Property Trust Inc.[b]	9,086	2,125,034
Extra Space Storage Inc.	17,386	1,495,544
Federal Realty Investment Trust[b]	9,846	1,670,866
Forest City Realty Trust Inc. Class A	30,447	720,071

Security	Shares	Value
Kilroy Realty Corp.	12,790	$936,356
Macerich Co. (The)	17,525	1,563,931
Mid-America Apartment Communities Inc.	10,476	1,110,665
Regency Centers Corp.	14,240	1,209,403
Sovran Self Storage Inc.	6,429	658,137
Sun Communities Inc.	8,671	686,310

		13,649,065
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.60%
Howard Hughes Corp. (The)[a]	4,970	593,716
Realogy Holdings Corp.[a]	20,242	627,300

		1,221,016
ROAD & RAIL — 0.67%
AMERCO	840	332,228
JB Hunt Transport Services Inc.	12,380	1,029,150

		1,361,378
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.82%
NVIDIA Corp.	70,433	4,021,724
Skyworks Solutions Inc.	26,419	1,744,183

		5,765,907
SOFTWARE — 8.75%
ANSYS Inc.[a]	12,214	1,091,443
Autodesk Inc.[a]	31,190	1,854,245
Cadence Design Systems Inc.[a]	41,851	1,006,516
CDK Global Inc.	21,556	1,245,721
Citrix Systems Inc.[a]	21,539	1,919,771
Fortinet Inc.[a]	20,233	701,883
Guidewire Software Inc.[a]	9,991	614,147
Manhattan Associates Inc.[a]	10,003	580,674
NetSuite Inc.[a,b]	5,234	569,721
Red Hat Inc.[a]	25,196	1,897,007
ServiceNow Inc.[a]	21,264	1,593,099
Splunk Inc.[a]	18,436	1,152,987
SS&C Technologies Holdings Inc.	22,262	717,282
Tyler Technologies Inc.[a]	4,507	734,731
Ultimate Software Group Inc. (The)[a]	4,007	837,864
Workday Inc. Class Aa,b	16,384	1,365,443

		17,882,534
SPECIALTY RETAIL — 3.62%
Advance Auto Parts Inc.	10,214	1,734,950
Burlington Stores Inc.[a]	9,918	758,826
Signet Jewelers Ltd.	10,821	951,274
Tractor Supply Co.	18,529	1,698,183
Ulta Salon Cosmetics & Fragrance Inc.[a]	8,673	2,265,475

		7,408,708
TEXTILES, APPAREL & LUXURY GOODS — 3.49%
Carter’s Inc.	7,046	713,407
Columbia Sportswear Co.	3,946	225,908
Hanesbrands Inc.	52,403	1,397,064
lululemon athletica Inc.[a,b]	15,038	1,167,701
Michael Kors Holdings Ltd.[a]	24,490	1,266,623
Skechers U.S.A. Inc. Class Aa	18,435	442,809

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2016

Security	Shares	Value
Under Armour Inc. Class Aa,b	25,476	$1,005,283
Under Armour Inc. Class Ca,b	25,613	914,384

		7,133,179
THRIFTS & MORTGAGE FINANCE — 0.08%
TFS Financial Corp.	9,135	166,257

		166,257
TRADING COMPANIES & DISTRIBUTORS — 1.09%
Fastenal Co.	40,117	1,715,002
Watsco Inc.	3,570	514,223

		2,229,225

TOTAL COMMON STOCKS (Cost: $163,477,684)		204,317,618

SHORT-TERM INVESTMENTS — 9.11%

MONEY MARKET FUNDS — 9.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	17,536,995	17,536,995
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	968,997	968,997
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	113,849	113,849

		18,619,841

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,619,841)		18,619,841

TOTAL INVESTMENTS IN SECURITIES — 109.08% (Cost: $182,097,525)[f]		222,937,459
Other Assets, Less Liabilities — (9.08)%		(18,557,764)

NET ASSETS — 100.00%		$204,379,695

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $182,992,765. Net unrealized appreciation was $39,944,694, of which $45,698,625 represented gross unrealized appreciation on securities and $5,753,931 represented gross unrealized depreciation on securities.

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$204,292,028	$—	$25,590	$204,317,618
Money market funds	18,619,841	—	—	18,619,841

Total	$222,911,869	$—	$25,590	$222,937,459

54

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 1.16%
L-3 Communications Holdings Inc.	11,511	$1,745,413
Orbital ATK Inc.	8,785	765,349

		2,510,762
AIRLINES — 1.50%
JetBlue Airways Corp.[a]	48,294	885,229
United Continental Holdings Inc.[a]	50,262	2,356,785

		3,242,014
AUTO COMPONENTS — 0.53%
Goodyear Tire & Rubber Co. (The)	39,778	1,140,435

		1,140,435
AUTOMOBILES — 0.66%
Harley-Davidson Inc.	27,086	1,433,391

		1,433,391
BANKS — 6.34%
BOK Financial Corp.	3,040	198,299
CIT Group Inc.	25,700	888,192
Citizens Financial Group Inc.	79,116	1,766,660
Comerica Inc.	26,195	1,185,062
Fifth Third Bancorp.	114,936	2,181,485
Huntington Bancshares Inc./OH	119,488	1,135,136
KeyCorp	161,880	1,893,996
M&T Bank Corp.	23,800	2,726,528
Regions Financial Corp.	189,693	1,739,485

		13,714,843
BEVERAGES — 0.60%
Coca-Cola European Partners PLC	34,657	1,293,746

		1,293,746
BIOTECHNOLOGY — 0.37%
United Therapeutics Corp.[a,b]	6,675	807,742

		807,742
CAPITAL MARKETS — 0.84%
Invesco Ltd.	62,494	1,823,575

		1,823,575
CHEMICALS — 2.49%
Celanese Corp. Series A	22,055	1,398,728
CF Industries Holdings Inc.	34,886	860,986
Eastman Chemical Co.	22,235	1,450,389
Mosaic Co. (The)	52,315	1,412,505

Security	Shares	Value
Westlake Chemical Corp.	5,843	$267,259

		5,389,867
COMMERCIAL SERVICES & SUPPLIES — 1.09%
Pitney Bowes Inc.	28,217	544,870
Republic Services Inc.	35,526	1,821,063

		2,365,933
COMMUNICATIONS EQUIPMENT — 1.35%
Brocade Communications Systems Inc.	69,829	649,410
CommScope Holding Co. Inc.[a]	22,188	664,530
Harris Corp.	18,655	1,615,896

		2,929,836
CONSTRUCTION & ENGINEERING — 1.83%
AECOM[a,b]	23,016	816,838
Chicago Bridge & Iron Co. NV	14,174	479,223
Fluor Corp.	20,825	1,114,554
Jacobs Engineering Group Inc.[a]	18,243	976,365
Quanta Services Inc.[a]	22,594	578,407

		3,965,387
CONSUMER FINANCE — 0.95%
Ally Financial Inc.	65,843	1,187,807
Navient Corp.	49,340	700,628
Santander Consumer USA Holdings Inc.[a]	15,927	175,038

		2,063,473
CONTAINERS & PACKAGING — 4.59%
Ball Corp.	26,041	1,840,317
Bemis Co. Inc.	14,212	725,380
Crown Holdings Inc.[a]	20,862	1,105,060
International Paper Co.	61,549	2,819,560
Packaging Corp. of America	14,077	1,051,411
Sonoco Products Co.	15,119	770,011
WestRock Co.	37,781	1,621,183

		9,932,922
DISTRIBUTORS — 1.06%
Genuine Parts Co.	22,396	2,289,767

		2,289,767
DIVERSIFIED FINANCIAL SERVICES — 0.56%
Nasdaq Inc.	17,225	1,218,841

		1,218,841
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.61%
CenturyLink Inc.	81,737	2,569,812
Frontier Communications Corp.	175,621	913,229

		3,483,041
ELECTRIC UTILITIES — 6.04%
Alliant Energy Corp.	33,973	1,367,413
Avangrid Inc.	8,346	376,738

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2016

Security	Shares	Value
Entergy Corp.	26,755	$2,177,590
Eversource Energy	47,481	2,777,164
FirstEnergy Corp.	63,574	2,220,004
Great Plains Energy Inc.	23,196	690,777
OGE Energy Corp.	29,874	961,047
Pinnacle West Capital Corp.	16,623	1,311,056
Westar Energy Inc.	21,192	1,177,639

		13,059,428
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.48%
Arrow Electronics Inc.[a]	13,720	912,243
Avnet Inc.	19,263	791,709
Ingram Micro Inc. Class A	22,246	761,703
Keysight Technologies Inc.[a]	25,532	746,556

		3,212,211
ENERGY EQUIPMENT & SERVICES — 2.25%
FMC Technologies Inc.[a]	33,874	859,722
Helmerich & Payne Inc.	16,160	1,001,435
National Oilwell Varco Inc.	56,444	1,825,963
Oceaneering International Inc.	14,688	409,502
Weatherford International PLC[a,b]	134,292	762,779

		4,859,401
FOOD & STAPLES RETAILING — 0.51%
Rite Aid Corp.[a]	156,845	1,097,915

		1,097,915
FOOD PRODUCTS — 2.71%
Bunge Ltd.	20,934	1,378,295
ConAgra Foods Inc.	65,333	3,054,971
Ingredion Inc.	10,768	1,434,728

		5,867,994
GAS UTILITIES — 1.74%
Atmos Energy Corp.	15,291	1,220,069
National Fuel Gas Co.	12,749	720,446
Questar Corp.	26,232	660,260
UGI Corp.	25,828	1,168,975

		3,769,750
HEALTH CARE PROVIDERS & SERVICES — 0.85%
Quest Diagnostics Inc.	21,181	1,829,191

		1,829,191
HOTELS, RESTAURANTS & LEISURE — 0.55%
Wynn Resorts Ltd.	12,180	1,193,031

		1,193,031
HOUSEHOLD DURABLES — 0.63%
CalAtlantic Group Inc.	11,181	404,864
Garmin Ltd.	17,601	956,262

		1,361,126

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.18%
AES Corp./VA	98,566	$1,217,290
Calpine Corp.[a]	49,591	681,381
NRG Energy Inc.	47,299	654,618

		2,553,289
INSURANCE — 9.72%
American Financial Group Inc./OH	10,663	779,465
Arch Capital Group Ltd.[a]	18,261	1,326,297
Assurant Inc.	9,286	770,831
Assured Guaranty Ltd.	20,099	538,452
Axis Capital Holdings Ltd.	13,942	774,896
Cincinnati Financial Corp.	22,148	1,654,456
Endurance Specialty Holdings Ltd.	9,251	625,645
Everest Re Group Ltd.	6,329	1,196,244
Hartford Financial Services Group Inc. (The)	58,880	2,346,368
Lincoln National Corp.	35,748	1,561,115
Loews Corp.	40,102	1,657,416
Old Republic International Corp.	36,615	709,599
Principal Financial Group Inc.	40,367	1,882,313
Reinsurance Group of America Inc.	9,587	951,510
RenaissanceRe Holdings Ltd.	6,342	745,312
Unum Group	35,562	1,188,126
WR Berkley Corp.	14,692	854,928
XL Group Ltd.	42,576	1,473,555

		21,036,528
IT SERVICES — 2.34%
Booz Allen Hamilton Holding Corp.	19,141	591,074
Computer Sciences Corp.	20,743	992,138
CSRA Inc.	20,530	552,667
Western Union Co. (The)	73,463	1,469,260
Xerox Corp.	142,423	1,466,957

		5,072,096
LEISURE PRODUCTS — 0.79%
Mattel Inc.	50,925	1,699,877

		1,699,877
MACHINERY — 3.28%
AGCO Corp.	10,611	511,026
Colfax Corp.[a]	14,904	437,581
Donaldson Co. Inc.	18,498	668,333
Dover Corp.	23,206	1,657,604
Flowserve Corp.	19,507	933,410
Lincoln Electric Holdings Inc.	9,353	580,447
Parker-Hannifin Corp.	20,162	2,302,299

		7,090,700
MEDIA — 1.89%
AMC Networks Inc. Class Aa,b	9,154	506,765
TEGNA Inc.	32,651	715,057
Tribune Media Co.	11,706	433,707
Viacom Inc. Class A	1,564	77,637
Viacom Inc. Class B NVS	51,891	2,359,484

		4,092,650

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2016

Security	Shares	Value
METALS & MINING — 2.93%
Alcoa Inc.	196,931	$2,091,407
Freeport-McMoRan Inc.	187,473	2,429,650
Reliance Steel & Aluminum Co.	10,840	850,290
Steel Dynamics Inc.	36,457	977,777

		6,349,124
MULTI-UTILITIES — 5.61%
Ameren Corp.	36,321	1,904,673
CenterPoint Energy Inc.	64,405	1,540,568
CMS Energy Corp.	41,790	1,888,072
DTE Energy Co.	26,858	2,619,192
MDU Resources Group Inc.	29,332	705,435
NiSource Inc.	48,093	1,234,066
SCANA Corp.	21,376	1,601,917
Vectren Corp.	12,387	640,780

		12,134,703
MULTILINE RETAIL — 1.69%
Kohl’s Corp.	27,478	1,142,810
Macy’s Inc.	46,128	1,652,766
Nordstrom Inc.[b]	19,262	851,959

		3,647,535
OIL, GAS & CONSUMABLE FUELS — 9.58%
Chesapeake Energy Corp.[a]	87,825	476,012
Concho Resources Inc.[a]	19,510	2,423,142
Continental Resources Inc./OKa,b	12,327	543,004
Devon Energy Corp.	78,438	3,002,607
Energen Corp.	14,574	690,516
Hess Corp.	39,448	2,116,385
HollyFrontier Corp.	26,310	668,800
Marathon Oil Corp.	126,870	1,730,507
Murphy Oil Corp.	24,273	665,808
Noble Energy Inc.	64,146	2,291,295
ONEOK Inc.	31,425	1,407,526
Targa Resources Corp.	24,021	895,023
Tesoro Corp.	17,943	1,366,359
Williams Companies Inc. (The)	102,246	2,450,837

		20,727,821
PERSONAL PRODUCTS — 0.65%
Edgewell Personal Care Co.[a]	8,908	753,706
Herbalife Ltd.[a,b]	9,701	659,765

		1,413,471
PROFESSIONAL SERVICES — 0.67%
Dun & Bradstreet Corp. (The)	5,441	703,249
ManpowerGroup Inc.	10,727	744,454

		1,447,703
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.27%
American Capital Agency Corp.[b]	49,501	969,725
Annaly Capital Management Inc.	152,518	1,674,648
HCP Inc.[b]	69,917	2,742,844
Hospitality Properties Trust[b]	22,529	718,900

Security	Shares	Value
Omega Healthcare Investors Inc.[b]	24,813	$856,048
Starwood Property Trust Inc.	35,666	777,519
VEREIT Inc.	135,334	1,496,794

		9,236,478
ROAD & RAIL — 0.24%
Ryder System Inc.	8,034	529,441

		529,441
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.72%
First Solar Inc.[a,b]	11,455	534,719
KLA-Tencor Corp.	23,316	1,765,254
Marvell Technology Group Ltd.	70,461	827,917
Micron Technology Inc.[a]	155,465	2,136,089
ON Semiconductor Corp.[a]	61,917	621,028

		5,885,007
SOFTWARE — 1.57%
CA Inc.	44,262	1,533,678
Symantec Corp.	91,663	1,872,675

		3,406,353
SPECIALTY RETAIL — 2.36%
Bed Bath & Beyond Inc.[b]	23,089	1,037,851
Best Buy Co. Inc.	42,173	1,417,013
Gap Inc. (The)	33,927	874,977
Penske Automotive Group Inc.	6,069	240,454
Sally Beauty Holdings Inc.[a]	21,895	642,180
Staples Inc.	96,808	899,346

		5,111,821
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.40%
NCR Corp.[a]	18,535	611,099
NetApp Inc.	43,239	1,139,348
Seagate Technology PLC	44,645	1,429,979
Western Digital Corp.	42,139	2,002,024

		5,182,450
TEXTILES, APPAREL & LUXURY GOODS — 0.83%
Coach Inc.	41,632	1,794,756

		1,794,756
THRIFTS & MORTGAGE FINANCE — 0.49%
New York Community Bancorp. Inc.	72,843	1,052,581

		1,052,581
TRADING COMPANIES & DISTRIBUTORS — 0.06%
Herc Holdings Inc.[a]	3,715	131,325

		131,325

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2016

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.34%
Sprint Corp.[a,b]	118,912	$730,120

		730,120

TOTAL COMMON STOCKS (Cost: $191,732,061)		216,181,451

SHORT-TERM INVESTMENTS — 3.98%

MONEY MARKET FUNDS — 3.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	7,812,208	7,812,208
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	431,659	431,659
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	361,822	361,822

		8,605,689

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,605,689)		8,605,689

TOTAL INVESTMENTS IN SECURITIES — 103.88% (Cost: $200,337,750)[f]		224,787,140
Other Assets, Less Liabilities — (3.88)%		(8,404,037)

NET ASSETS — 100.00%		$216,383,103

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $203,012,388. Net unrealized appreciation was $21,774,752, of which $31,417,242 represented gross unrealized appreciation on securities and $9,642,490 represented gross unrealized depreciation on securities.

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$216,181,451	$—	$—	$216,181,451
Money market funds	8,605,689	—	—	8,605,689

Total	$224,787,140	$—	$—	$224,787,140

59

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.94%

AEROSPACE & DEFENSE — 1.58%
BWX Technologies Inc.	39,559	$1,456,167
Cubic Corp.	8,288	338,482
Curtiss-Wright Corp.	16,965	1,509,715

		3,304,364
AIR FREIGHT & LOGISTICS — 0.26%
Hub Group Inc. Class Aa	13,035	533,653

		533,653
AIRLINES — 1.26%
Allegiant Travel Co.	4,921	638,598
Hawaiian Holdings Inc.[a]	18,202	828,737
Spirit Airlines Inc.[a]	27,166	1,161,347

		2,628,682
AUTO COMPONENTS — 1.06%
Metaldyne Performance Group Inc.	4,545	72,220
Tenneco Inc.[a]	21,856	1,235,301
Visteon Corp.	12,978	909,628

		2,217,149
AUTOMOBILES — 0.64%
Thor Industries Inc.	17,378	1,330,112

		1,330,112
BANKS — 11.65%
Bank of Hawaii Corp.	16,421	1,131,735
BankUnited Inc.	39,727	1,192,604
Banner Corp.	7,790	325,155
Cathay General Bancorp.	27,984	838,960
Columbia Banking System Inc.	22,132	671,042
Community Bank System Inc.	16,837	743,017
CVB Financial Corp.[b]	38,260	629,377
First Citizens BancShares Inc./NC Class A	3,402	883,771
First Horizon National Corp.	88,505	1,288,633
First Midwest Bancorp. Inc./IL	31,016	579,069
Glacier Bancorp. Inc.	29,071	801,778
Great Western Bancorp. Inc.	22,400	743,008
Home BancShares Inc./ARb	46,602	972,584
Hope Bancorp Inc.	48,383	743,647
Independent Bank Corp./Rockland MA	10,023	503,255
LegacyTexas Financial Group Inc.	16,703	476,370
MB Financial Inc.	26,179	1,005,012
Prosperity Bancshares Inc.	24,948	1,274,593
Renasant Corp.	14,586	469,961
Simmons First National Corp. Class A	10,892	500,487
South State Corp.	9,226	672,668
Sterling Bancorp./DE	45,854	774,474
Talmer Bancorp. Inc. Class A	24,285	510,471
Texas Capital Bancshares Inc.[a]	17,518	850,324
Umpqua Holdings Corp.	84,103	1,280,889

Security	Shares	Value
United Community Banks Inc./GA	26,790	$515,440
Webster Financial Corp.	34,968	1,257,449
Western Alliance Bancorp.[a]	35,146	1,196,018
Wintrust Financial Corp.	19,642	1,037,098
Yadkin Financial Corp.	17,045	429,363

		24,298,252
BIOTECHNOLOGY — 1.18%
Five Prime Therapeutics Inc.[a,b]	9,880	500,817
Ophthotech Corp.[a]	10,794	693,407
TESARO Inc.[a,b]	13,514	1,260,045

		2,454,269
BUILDING PRODUCTS — 1.02%
Apogee Enterprises Inc.	10,970	512,847
Armstrong World Industries Inc.[a]	18,423	782,425
Universal Forest Products Inc.	7,748	837,714

		2,132,986
CAPITAL MARKETS — 2.12%
Evercore Partners Inc. Class A	15,144	767,347
Federated Investors Inc. Class B	36,106	1,139,867
Janus Capital Group Inc.	55,664	840,526
LPL Financial Holdings Inc.	29,218	787,425
Stifel Financial Corp.[a,b]	25,358	896,405

		4,431,570
CHEMICALS — 3.36%
Chemtura Corp.[a]	24,372	684,609
GCP Applied Technologies Inc.[a]	26,984	742,870
HB Fuller Co.	19,060	887,434
Innospec Inc.	9,132	459,066
Minerals Technologies Inc.	13,292	867,436
Platform Specialty Products Corp.[a,b]	57,732	531,134
PolyOne Corp.	32,063	1,124,449
Sensient Technologies Corp.	17,102	1,262,641
Stepan Co.	6,972	448,369

		7,008,008
COMMERCIAL SERVICES & SUPPLIES — 3.65%
Brink’s Co. (The)	18,815	617,508
Clean Harbors Inc.[a]	19,983	1,027,526
Covanta Holding Corp.	49,817	798,068
Deluxe Corp.	18,661	1,261,297
G&K Services Inc. Class A	7,535	604,383
Matthews International Corp. Class A	12,209	733,883
MSA Safety Inc.	12,148	678,830
Steelcase Inc. Class A	33,452	485,054
Tetra Tech Inc.	22,111	728,115
UniFirst Corp./MA	5,835	681,995

		7,616,659
COMMUNICATIONS EQUIPMENT — 2.11%
Ciena Corp.[a]	49,333	946,700
Finisar Corp.[a]	41,039	769,892
NetScout Systems Inc.[a]	35,779	1,001,096
Plantronics Inc.	12,709	613,082

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2016

Security	Shares	Value
Polycom Inc.[a]	51,749	$641,170
Ubiquiti Networks Inc.[a,b]	9,472	423,588

		4,395,528
CONSTRUCTION & ENGINEERING — 1.52%
EMCOR Group Inc.	23,103	1,286,837
Granite Construction Inc.	15,101	751,728
Valmont Industries Inc.	8,656	1,133,503

		3,172,068
CONSTRUCTION MATERIALS — 0.25%
Summit Materials Inc. Class Aa	23,863	528,327

		528,327
CONSUMER FINANCE — 0.26%
First Cash Financial Services Inc.	10,770	552,609

		552,609
DIVERSIFIED CONSUMER SERVICES — 0.70%
Graham Holdings Co. Class B	1,629	819,778
Sotheby’s	19,880	643,913

		1,463,691
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.15%
ATN International Inc.	4,140	304,373

		304,373
ELECTRICAL EQUIPMENT — 0.95%
EnerSys	16,506	1,029,149
Generac Holdings Inc.[a,b]	25,391	959,526

		1,988,675
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.16%
Belden Inc.	16,010	1,172,092
Dolby Laboratories Inc. Class A	19,423	977,171
II-VI Inc.[a]	20,205	406,121
Itron Inc.[a]	14,460	617,298
Knowles Corp.[a]	33,779	453,990
SYNNEX Corp.	11,059	1,111,761
VeriFone Systems Inc.[a,b]	42,057	805,812
Zebra Technologies Corp. Class Aa,b	19,930	1,056,489

		6,600,734
ENERGY EQUIPMENT & SERVICES — 0.60%
Forum Energy Technologies Inc.[a]	25,021	408,593
U.S. Silica Holdings Inc.	24,234	835,346

		1,243,939
FOOD & STAPLES RETAILING — 0.53%
Smart & Final Stores Inc.[a,b]	10,205	140,727
United Natural Foods Inc.[a]	19,207	959,966

		1,100,693

Security	Shares	Value
FOOD PRODUCTS — 1.21%
B&G Foods Inc.	23,899	$1,232,950
Snyder’s-Lance Inc.	30,350	1,039,791
Tootsie Roll Industries Inc.[b]	6,880	255,454

		2,528,195
GAS UTILITIES — 0.62%
ONE Gas Inc.	19,851	1,289,521

		1,289,521
HEALTH CARE EQUIPMENT & SUPPLIES — 1.98%
Alere Inc.[a]	32,870	1,232,625
Haemonetics Corp.[a]	19,472	590,391
Hill-Rom Holdings Inc.	21,702	1,159,538
Integer Holdings Corp.[a,b]	9,573	212,616
Integra LifeSciences Holdings Corp.[a]	11,079	933,627

		4,128,797
HEALTH CARE PROVIDERS & SERVICES — 2.38%
Air Methods Corp.[a]	13,304	442,890
Brookdale Senior Living Inc.[a]	70,716	1,306,125
HealthSouth Corp.	34,369	1,479,586
Premier Inc.[a]	17,376	568,195
Tenet Healthcare Corp.[a]	37,889	1,159,782

		4,956,578
HOTELS, RESTAURANTS & LEISURE — 3.05%
Bloomin’ Brands Inc.	43,920	789,682
Boyd Gaming Corp.[a]	30,786	603,713
Cheesecake Factory Inc. (The)	17,028	880,858
Choice Hotels International Inc.	13,364	645,348
Cracker Barrel Old Country Store Inc.[b]	9,123	1,436,051
DineEquity Inc.	6,318	514,096
La Quinta Holdings Inc.[a,b]	31,501	389,667
Marriott Vacations Worldwide Corp.	9,365	714,550
SeaWorld Entertainment Inc.[b]	25,311	389,789

		6,363,754
HOUSEHOLD DURABLES — 0.36%
TRI Pointe Group Inc.[a]	55,667	748,721

		748,721
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.90%
Dynegy Inc.[a,b]	41,114	622,055
NRG Yield Inc. Class A	13,111	225,247
NRG Yield Inc. Class C	23,892	428,622
Ormat Technologies Inc.	13,377	610,526

		1,886,450
INSURANCE — 1.93%
Enstar Group Ltd.[a]	4,457	742,492
FBL Financial Group Inc. Class A	3,811	237,692
National General Holdings Corp.	22,496	464,092
Navigators Group Inc. (The)	4,204	393,789
Primerica Inc.	17,951	924,656

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2016

Security	Shares	Value
RLI Corp.	14,498	$988,329
Third Point Reinsurance Ltd.[a,b]	22,140	278,742

		4,029,792
INTERNET & CATALOG RETAIL — 0.30%
HSN Inc.	12,167	622,464

		622,464
INTERNET SOFTWARE & SERVICES — 0.57%
j2 Global Inc.	17,648	1,179,592

		1,179,592
IT SERVICES — 3.72%
Blackhawk Network Holdings Inc.[a]	21,428	745,480
Cardtronics PLC Class Aa	17,260	759,268
Convergys Corp.	36,815	981,120
CoreLogic Inc./U.S.[a]	33,819	1,362,229
CSG Systems International Inc.	12,362	497,694
First Data Corp. Class Aa	69,630	863,412
NeuStar Inc. Class Aa,b	15,201	382,913
Science Applications International Corp.	15,700	953,932
Sykes Enterprises Inc.[a]	14,773	453,383
TeleTech Holdings Inc.	6,181	176,406
Travelport Worldwide Ltd.	43,443	586,046

		7,761,883
LEISURE PRODUCTS — 0.56%
Vista Outdoor Inc.[a]	23,171	1,159,708

		1,159,708
LIFE SCIENCES TOOLS & SERVICES — 0.55%
Bio-Rad Laboratories Inc. Class Aa,b	7,942	1,152,305

		1,152,305
MACHINERY — 3.51%
Barnes Group Inc.	19,259	730,494
CLARCOR Inc.	18,504	1,152,059
EnPro Industries Inc.	8,273	378,490
Franklin Electric Co. Inc.	14,601	565,351
Hillenbrand Inc.	24,051	778,050
ITT Inc.	34,373	1,089,968
Mueller Industries Inc.	21,805	742,242
Watts Water Technologies Inc. Class A	10,631	657,527
Woodward Inc.	20,980	1,228,169

		7,322,350
MARINE — 0.30%
Matson Inc.	16,498	616,530

		616,530
MEDIA — 1.29%
Cable One Inc.	1,661	870,165
New York Times Co. (The) Class A	47,026	610,397
Nexstar Broadcasting Group Inc. Class Ab	11,702	591,536

Security	Shares	Value
Regal Entertainment Group Class Ab	25,884	$608,792

		2,680,890
METALS & MINING — 1.76%
Carpenter Technology Corp.	17,776	697,708
Hecla Mining Co.	146,565	951,207
Kaiser Aluminum Corp.	6,773	561,143
Stillwater Mining Co.[a,b]	46,135	705,866
Worthington Industries Inc.	17,162	760,448

		3,676,372
MULTILINE RETAIL — 0.43%
Big Lots Inc.	16,934	900,550

		900,550
OIL, GAS & CONSUMABLE FUELS — 1.42%
CONSOL Energy Inc.	87,339	1,692,630
SemGroup Corp. Class A	19,677	569,846
SM Energy Co.	25,983	704,918

		2,967,394
PERSONAL PRODUCTS — 0.42%
Coty Inc. Class Ab	26,752	718,826
Revlon Inc. Class Aa	4,250	150,833

		869,659
PHARMACEUTICALS — 2.35%
Catalent Inc.[a]	40,910	1,044,841
Horizon Pharma PLC[a]	55,682	1,074,106
Innoviva Inc.[b]	30,032	386,512
Intra-Cellular Therapies Inc.[a]	11,364	463,651
Medicines Co. (The)[a,b]	26,547	1,038,253
Nektar Therapeutics[a]	52,005	899,167

		4,906,530
PROFESSIONAL SERVICES — 1.65%
CEB Inc.	12,292	738,012
FTI Consulting Inc.[a]	15,817	677,600
Huron Consulting Group Inc.[a]	8,289	509,525
Korn/Ferry International	21,826	502,216
On Assignment Inc.[a]	18,338	677,589
TriNet Group Inc.[a]	15,823	343,201

		3,448,143
REAL ESTATE INVESTMENT TRUSTS (REITS) — 17.39%
American Assets Trust Inc.	15,056	690,769
Care Capital Properties Inc.	32,035	947,595
Chesapeake Lodging Trust	22,916	579,087
Colony Starwood Homes[b]	14,305	468,632
Columbia Property Trust Inc.	47,109	1,144,749
Corporate Office Properties Trust	36,115	1,082,005
Corrections Corp. of America	44,764	1,434,686
Cousins Properties Inc.	76,177	810,523
DiamondRock Hospitality Co.[b]	76,656	752,762
EastGroup Properties Inc.	12,252	901,992
Empire State Realty Trust Inc. Class Ab	46,650	979,184

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2016

Security	Shares	Value
First Industrial Realty Trust Inc.[b]	44,578	$1,313,714
Gramercy Property Trust[b]	160,671	1,605,103
Healthcare Realty Trust Inc.[b]	42,989	1,554,482
Healthcare Trust of America Inc. Class A	52,064	1,772,779
LTC Properties Inc.[b]	14,472	774,686
Medical Properties Trust Inc.	90,645	1,423,127
Monogram Residential Trust Inc.[b]	63,641	681,595
National Health Investors Inc.[b]	13,336	1,047,810
Paramount Group Inc.	64,214	1,132,093
Parkway Properties Inc./Md	31,098	540,172
Pennsylvania REIT	26,498	674,109
Piedmont Office Realty Trust Inc. Class Ab	55,364	1,214,686
Post Properties Inc.	20,405	1,297,554
PS Business Parks Inc.	7,441	825,133
Ramco-Gershenson Properties Trust[b]	30,218	599,525
Rayonier Inc.	46,747	1,272,453
Retail Opportunity Investments Corp.	40,501	924,638
Retail Properties of America Inc. Class A	90,444	1,594,528
RLJ Lodging Trust[b]	47,619	1,130,475
Sabra Health Care REIT Inc.	24,892	595,168
STAG Industrial Inc.[b]	26,015	660,261
STORE Capital Corp.	57,781	1,802,189
Sunstone Hotel Investors Inc.	82,639	1,099,099
Washington REIT[b]	27,840	954,634

		36,281,997
ROAD & RAIL — 0.30%
Swift Transportation Co.[a,b]	32,113	618,175

		618,175
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.07%
Advanced Energy Industries Inc.[a]	15,093	614,587
Cypress Semiconductor Corp.	118,667	1,381,284
Entegris Inc.[a]	53,748	918,553
Microsemi Corp.[a]	43,102	1,680,978
MKS Instruments Inc.	20,367	930,364
SunPower Corp.[a,b]	21,140	308,221
Tessera Technologies Inc.	17,590	565,343

		6,399,330
SOFTWARE — 1.17%
Progress Software Corp.[a]	19,174	557,196
Synchronoss Technologies Inc.[a]	15,335	572,609
Take-Two Interactive Software Inc.[a]	32,364	1,300,386

		2,430,191
SPECIALTY RETAIL — 3.37%
Aaron’s Inc.	24,698	591,517
Abercrombie & Fitch Co. Class A	25,756	533,407
Asbury Automotive Group Inc.[a]	8,441	513,213
Cabela’s Inc.[a]	18,496	954,948
Caleres Inc.	16,627	437,623
Children’s Place Inc. (The)	7,192	601,107
DSW Inc. Class A	27,738	672,924
Express Inc.[a]	25,985	388,736
Genesco Inc.[a,b]	7,974	553,555
Office Depot Inc.[a]	188,925	653,680
Party City Holdco Inc.[a,b]	8,537	136,763

Security	Shares	Value
Urban Outfitters Inc.[a]	33,073	$988,883

		7,026,356
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.48%
Diebold Inc.	24,861	702,074
Super Micro Computer Inc.[a]	14,187	305,730

		1,007,804
TEXTILES, APPAREL & LUXURY GOODS — 1.19%
Deckers Outdoor Corp.[a]	12,223	806,840
Steven Madden Ltd.[a,b]	21,241	743,860
Wolverine World Wide Inc.	37,995	930,498

		2,481,198
THRIFTS & MORTGAGE FINANCE — 1.61%
Astoria Financial Corp.	34,806	510,604
BofI Holding Inc.[a,b]	21,841	367,366
Capitol Federal Financial Inc.	48,177	682,668
MGIC Investment Corp.[a]	130,000	934,700
Washington Federal Inc.	34,754	868,850

		3,364,188
TOBACCO — 0.25%
Universal Corp./VA	8,657	513,447

		513,447
TRADING COMPANIES & DISTRIBUTORS — 1.26%
Beacon Roofing Supply Inc.[a]	22,733	1,068,906
MSC Industrial Direct Co. Inc. Class A	18,342	1,317,506
Univar Inc.[a,b]	13,223	242,113

		2,628,525
WATER UTILITIES — 0.58%
American States Water Co.	13,943	602,338
California Water Service Group	18,302	617,326

		1,219,664

TOTAL COMMON STOCKS (Cost: $184,296,744)		208,473,394

SHORT-TERM INVESTMENTS — 10.49%

MONEY MARKET FUNDS — 10.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	20,355,884	20,355,884
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	1,124,753	1,124,753

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	408,731	$408,731

		21,889,368

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,889,368)		21,889,368

TOTAL INVESTMENTS IN SECURITIES — 110.43%
(Cost: $206,186,112)[f]		230,362,762
Other Assets, Less Liabilities — (10.43)%		(21,764,973)

NET ASSETS — 100.00%		$208,597,789

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $207,860,372. Net unrealized appreciation was $22,502,390, of which $30,614,105 represented gross unrealized appreciation on securities and $8,111,715 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$208,473,394	$—	$—	$208,473,394
Money market funds	21,889,368	—	—	21,889,368

Total	$230,362,762	$—	$—	$230,362,762

64

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 1.67%
DigitalGlobe Inc.[a]	12,969	$349,644
HEICO Corp.	4,278	297,364
HEICO Corp. Class A	7,992	460,899
Teledyne Technologies Inc.[a,b]	7,611	799,155

		1,907,062
AIR FREIGHT & LOGISTICS — 0.79%
Forward Air Corp.	6,731	311,511
XPO Logistics Inc.[a,b]	19,955	591,067

		902,578
AUTO COMPONENTS — 1.04%
Dorman Products Inc.[a]	6,660	424,242
Drew Industries Inc.	5,422	496,709
Gentherm Inc.[a]	8,078	271,098

		1,192,049
BANKS — 2.08%
Eagle Bancorp. Inc.[a]	6,607	340,591
FCB Financial Holdings Inc. Class Aa	1,896	66,303
First Financial Bankshares Inc.	14,616	499,429
Pinnacle Financial Partners Inc.	8,567	454,993
PrivateBancorp. Inc.	17,515	774,163
ServisFirst Bancshares Inc.	4,830	244,543

		2,380,022
BEVERAGES — 0.59%
Boston Beer Co. Inc. (The)[a]	2,062	377,098
Coca-Cola Bottling Co. Consolidated	1,027	146,255
National Beverage Corp.[a,b]	2,588	148,448

		671,801
BIOTECHNOLOGY — 6.19%
ACADIA Pharmaceuticals Inc.[a,b]	19,771	732,318
Acorda Therapeutics Inc.[a,b]	10,198	257,805
Agios Pharmaceuticals Inc.[a,b]	5,878	265,862
ARIAD Pharmaceuticals Inc.[a,b]	42,260	401,893
Bluebird Bio Inc.[a,b]	8,154	466,246
Cepheid[a,b]	16,126	569,731
Emergent BioSolutions Inc.[a]	6,926	231,259
FibroGen Inc.[a]	11,310	216,360
Halozyme Therapeutics Inc.[a,b]	24,519	243,719
Intrexon Corp.[a,b]	11,238	284,658
Ironwood Pharmaceuticals Inc.[a]	28,352	400,614
Kite Pharma Inc.[a,b]	9,566	541,723
Lexicon Pharmaceuticals Inc.[a,b]	10,124	165,224
Ligand Pharmaceuticals Inc.[a,b]	4,192	565,417
Myriad Genetics Inc.[a]	15,555	481,894
Novavax Inc.[a,b]	59,746	437,341
Portola Pharmaceuticals Inc.[a]	12,498	324,448

Security	Shares	Value
Ultragenyx Pharmaceutical Inc.[a]	7,862	$497,507

		7,084,019
BUILDING PRODUCTS — 1.77%
AAON Inc.	8,770	232,230
Advanced Drainage Systems Inc.[b]	7,655	204,465
American Woodmark Corp.[a]	3,023	224,397
Builders FirstSource Inc.[a]	18,795	242,267
Masonite International Corp.[a]	6,219	434,273
Simpson Manufacturing Co. Inc.	9,066	369,893
Trex Co. Inc.[a]	6,487	314,619

		2,022,144
CAPITAL MARKETS — 2.18%
Cohen & Steers Inc.	4,351	187,528
Financial Engines Inc.	11,694	308,605
Interactive Brokers Group Inc. Class A	12,890	449,087
Legg Mason Inc.	23,255	793,926
NorthStar Asset Management Group Inc./New York	41,844	496,270
WisdomTree Investments Inc.	25,653	254,991

		2,490,407
CHEMICALS — 0.39%
Balchem Corp.	6,968	445,046

		445,046
COMMERCIAL SERVICES & SUPPLIES — 1.87%
Healthcare Services Group Inc.	16,007	621,232
Herman Miller Inc.	13,209	432,859
HNI Corp.	9,818	511,812
Interface Inc.	14,516	259,256
Mobile Mini Inc.	9,812	318,988

		2,144,147
COMMUNICATIONS EQUIPMENT — 1.55%
Infinera Corp.[a,b]	31,378	274,871
InterDigital Inc./PA	7,654	451,969
Lumentum Holdings Inc.[a]	10,502	317,685
ViaSat Inc.[a,b]	9,958	735,199

		1,779,724
CONSTRUCTION & ENGINEERING — 0.57%
Dycom Industries Inc.[a,b]	6,933	652,049

		652,049
CONSTRUCTION MATERIALS — 1.07%
Eagle Materials Inc.	10,654	894,403
Headwaters Inc.[a]	16,374	325,679

		1,220,082
CONSUMER FINANCE — 0.19%
LendingClub Corp.[a,b]	46,303	213,920

		213,920

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2016

Security	Shares	Value
DISTRIBUTORS — 1.27%
Core-Mark Holding Co. Inc.	10,237	$501,204
Pool Corp.	9,284	949,567

		1,450,771
DIVERSIFIED CONSUMER SERVICES — 0.65%
Grand Canyon Education Inc.[a]	10,344	435,069
LifeLock Inc.[a]	18,720	313,185

		748,254
DIVERSIFIED FINANCIAL SERVICES — 0.30%
Morningstar Inc.	4,076	344,748

		344,748
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.40%
Cogent Communications Holdings Inc.	9,083	388,117
Globalstar Inc.[a,b]	60,329	71,791

		459,908
ELECTRICAL EQUIPMENT — 0.62%
AZZ Inc.	5,739	356,277
Solarcity Corp.[a,b]	13,250	353,775

		710,052
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.11%
Cognex Corp.	18,767	847,705
FEI Co.	9,017	959,589
Fitbit Inc.[a,b]	13,316	181,897
Littelfuse Inc.	4,961	620,224
Methode Electronics Inc.	8,147	285,390
Universal Display Corp.[a]	9,430	668,021

		3,562,826
ENERGY EQUIPMENT & SERVICES — 0.40%
Dril-Quip Inc.[a]	8,400	457,212

		457,212
FOOD & STAPLES RETAILING — 0.48%
Performance Food Group Co.[a]	7,714	211,672
PriceSmart Inc.	4,358	339,401

		551,073
FOOD PRODUCTS — 0.91%
Amplify Snack Brands Inc.[a]	6,538	93,232
J&J Snack Foods Corp.	3,246	394,746
Lancaster Colony Corp.	4,305	559,478

		1,047,456
HEALTH CARE EQUIPMENT & SUPPLIES — 3.87%
Cantel Medical Corp.	7,935	531,248
Globus Medical Inc. Class Aa,b	15,871	364,240
ICU Medical Inc.[a]	3,196	373,165
Insulet Corp.[a]	12,632	447,047

Security	Shares	Value
Masimo Corp.[a]	9,755	$516,722
Neogen Corp.[a]	8,305	458,021
Nevro Corp.[a,b]	3,002	248,265
NuVasive Inc.[a,b]	11,022	685,568
Penumbra Inc.[a]	882	60,250
Wright Medical Group NVa	22,730	498,469
Zeltiq Aesthetics Inc.[a,b]	7,154	242,878

		4,425,873
HEALTH CARE PROVIDERS & SERVICES — 2.92%
Amedisys Inc.[a,b]	6,208	332,438
AMN Healthcare Services Inc.[a]	10,636	449,903
Chemed Corp.	3,663	538,974
Diplomat Pharmacy Inc.[a,b]	8,038	288,805
HealthEquity Inc.[a,b]	7,840	231,437
Molina Healthcare Inc.[a]	9,142	519,357
Surgical Care Affiliates Inc.[a]	6,026	313,412
Team Health Holdings Inc.[a]	16,355	667,938

		3,342,264
HEALTH CARE TECHNOLOGY — 2.20%
Allscripts Healthcare Solutions Inc.[a]	41,383	584,328
HMS Holdings Corp.[a]	18,594	369,649
Medidata Solutions Inc.[a,b]	12,673	673,570
Press Ganey Holdings Inc.[a,b]	2,123	84,750
Veeva Systems Inc.[a]	21,274	808,199

		2,520,496
HOTELS, RESTAURANTS & LEISURE — 4.11%
Buffalo Wild Wings Inc.[a]	4,164	699,385
Churchill Downs Inc.	2,656	348,281
Dave & Buster’s Entertainment Inc.[a,b]	5,819	258,946
Diamond Resorts International Inc.[a]	11,549	348,549
Hyatt Hotels Corp. Class Aa,b	5,460	275,402
Jack in the Box Inc.	7,198	636,231
Papa John’s International Inc.	6,103	451,317
Popeyes Louisiana Kitchen Inc.[a]	4,847	277,636
Sonic Corp.	10,734	288,852
Texas Roadhouse Inc.	13,999	661,033
Wendy’s Co. (The)	47,195	455,904

		4,701,536
HOUSEHOLD DURABLES — 0.83%
Helen of Troy Ltd.[a]	6,139	611,506
La-Z-Boy Inc.	11,027	333,236

		944,742
HOUSEHOLD PRODUCTS — 0.30%
WD-40 Co.	2,942	338,271

		338,271
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.27%
Pattern Energy Group Inc.	12,592	306,867

		306,867

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2016

Security	Shares	Value
INTERNET & CATALOG RETAIL — 0.96%
Groupon Inc.[a,b]	91,917	$443,040
Shutterfly Inc.[a]	7,609	404,723
Wayfair Inc. Class Aa,b	5,736	249,516

		1,097,279
INTERNET SOFTWARE & SERVICES — 5.91%
2U Inc.[a,b]	7,381	258,187
Cimpress NVa,b	6,543	620,276
comScore Inc.[a]	10,421	270,425
Cornerstone OnDemand Inc.[a]	10,973	473,924
Cvent Inc.[a]	5,264	171,712
Endurance International Group Holdings Inc.[a]	14,363	128,980
Envestnet Inc.[a]	8,599	328,224
GoDaddy Inc. Class Aa,b	9,530	285,138
GrubHub Inc.[a]	17,195	652,034
LogMeIn Inc.[a,b]	5,534	475,426
New Relic Inc.[a,b]	4,663	160,594
NIC Inc.	13,552	316,033
Pandora Media Inc.[a,b]	47,569	646,938
Rackspace Hosting Inc.[a,b]	23,645	554,002
Shutterstock Inc.[a]	4,180	230,276
Stamps.com Inc.[a]	3,473	263,271
WebMD Health Corp.[a,b]	8,560	522,246
Yelp Inc.[a]	12,609	405,631

		6,763,317
IT SERVICES — 2.81%
Acxiom Corp.[a,b]	17,105	392,560
Black Knight Financial Services Inc. Class Aa,b	4,002	155,478
EPAM Systems Inc.[a]	9,414	661,239
ExlService Holdings Inc.[a]	7,384	365,582
MAXIMUS Inc.	14,319	843,675
WEX Inc.[a]	8,539	799,934

		3,218,468
LIFE SCIENCES TOOLS & SERVICES — 3.23%
Bio-Techne Corp.	8,211	923,081
Cambrex Corp.[a,b]	7,081	371,115
Charles River Laboratories International Inc.[a]	10,411	915,439
INC Research Holdings Inc.[a]	8,981	399,744
PAREXEL International Corp.[a]	11,669	780,073
PRA Health Sciences Inc.[a]	6,682	309,911

		3,699,363
MACHINERY — 1.35%
John Bean Technologies Corp.	6,471	433,039
Mueller Water Products Inc. Class A	35,781	424,363
Proto Labs Inc.[a,b]	5,243	288,575
RBC Bearings Inc.[a]	5,204	395,660

		1,541,637
MEDIA — 2.00%
DreamWorks Animation SKG Inc. Class Aa	15,867	650,071
IMAX Corp.[a,b]	12,808	404,605
Lions Gate Entertainment Corp.	21,192	423,628

Security	Shares	Value
Madison Square Garden Co. (The)[a]	4,434	$810,491

		2,288,795
MULTILINE RETAIL — 0.16%
Ollie’s Bargain Outlet Holdings Inc.[a]	7,047	184,208

		184,208
OIL, GAS & CONSUMABLE FUELS — 3.92%
Carrizo Oil & Gas Inc.[a]	12,108	397,142
Gulfport Energy Corp.[a]	27,655	804,484
Kosmos Energy Ltd.[a,b]	31,427	174,420
Matador Resources Co.[a,b]	18,942	399,487
Memorial Resource Development Corp.[a]	20,566	308,079
Parsley Energy Inc. Class Aa	31,428	896,012
PDC Energy Inc.[a,b]	10,248	561,283
Rice Energy Inc.[a,b]	16,173	377,154
RSP Permian Inc.[a,b]	15,741	565,889

		4,483,950
PERSONAL PRODUCTS — 0.14%
USANA Health Sciences Inc.[a]	1,168	160,390

		160,390
PHARMACEUTICALS — 2.01%
Akorn Inc.[a]	18,493	633,015
Impax Laboratories Inc.[a]	15,356	482,486
Pacira Pharmaceuticals Inc./DEa,b	8,234	298,482
Prestige Brands Holdings Inc.[a]	11,670	624,345
TherapeuticsMD Inc.[a,b]	33,489	260,210

		2,298,538
PROFESSIONAL SERVICES — 1.02%
Advisory Board Co. (The)[a]	9,056	378,179
Exponent Inc.	5,751	292,208
WageWorks Inc.[a]	8,017	495,531

		1,165,918
REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.07%
Acadia Realty Trust	15,841	596,572
Alexander’s Inc.[b]	836	358,870
American Homes 4 Rent Class Ab	38,908	844,303
Apple Hospitality REIT Inc.	34,294	698,569
CoreSite Realty Corp.	6,750	557,077
CyrusOne Inc.	15,458	847,407
DCT Industrial Trust Inc.	19,541	981,349
DuPont Fabros Technology Inc.	16,420	785,368
Education Realty Trust Inc.[b]	14,612	703,422
Global Net Lease Inc.[b]	37,397	326,476
Hudson Pacific Properties Inc.	23,675	800,452
Kite Realty Group Trust	18,443	560,852
New York REIT Inc.	36,451	347,742
Pebblebrook Hotel Trust[b]	15,955	473,066
Physicians Realty Trust	29,712	645,345
QTS Realty Trust Inc. Class Ab	10,337	591,793
Ryman Hospitality Properties Inc.[b]	11,262	633,375
Tanger Factory Outlet Centers Inc.	20,972	875,371
Urban Edge Properties[b]	20,445	611,510

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2016

Security	Shares	Value
Xenia Hotels & Resorts Inc.	23,910	$429,424

		12,668,343
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.91%
Alexander & Baldwin Inc.	10,180	401,092
HFF Inc. Class A	7,694	217,048
Kennedy-Wilson Holdings Inc.	20,341	428,178

		1,046,318
ROAD & RAIL — 1.14%
Heartland Express Inc.	13,098	242,575
Knight Transportation Inc.[b]	13,456	401,393
Landstar System Inc.	9,362	659,927

		1,303,895
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.88%
Ambarella Inc.[a,b]	7,250	420,355
Cavium Inc.[a,b]	12,684	591,962
Cirrus Logic Inc.[a,b]	13,730	667,141
Cree Inc.[a,b]	22,214	635,320
Inphi Corp.[a]	8,053	283,305
Integrated Device Technology Inc.[a,b]	29,557	649,959
MACOM Technology Solutions Holdings Inc.[a,b]	4,369	172,619
Monolithic Power Systems Inc.	8,200	596,304
Power Integrations Inc.	6,363	363,136
Rambus Inc.[a]	24,379	329,604
Silicon Laboratories Inc.[a]	8,568	456,503
Synaptics Inc.[a]	8,159	423,860

		5,590,068
SOFTWARE — 8.65%
ACI Worldwide Inc.[a,b]	25,804	511,177
Aspen Technology Inc.[a,b]	18,062	756,617
Blackbaud Inc.	10,504	702,192
CommVault Systems Inc.[a]	9,106	471,144
Ebix Inc.[b]	5,660	301,791
Ellie Mae Inc.[a,b]	6,633	610,966
Fair Isaac Corp.	6,879	871,157
FireEye Inc.[a,b]	32,756	570,609
FleetMatics Group PLC[a,b]	8,606	369,714
HubSpot Inc.[a,b]	2,234	121,954
Imperva Inc.[a,b]	6,146	289,600
MicroStrategy Inc. Class Aa	2,077	363,247
Paycom Software Inc.[a,b]	8,212	387,689
Paylocity Holding Corp.[a,b]	4,538	202,576
Pegasystems Inc.	7,951	221,833
Proofpoint Inc.[a,b]	9,154	694,514
Qlik Technologies Inc.[a]	20,785	627,707
RealPage Inc.[a]	11,693	294,079
Tableau Software Inc. Class Aa	12,149	686,540
Zendesk Inc.[a,b]	12,565	379,966
Zynga Inc. Class Aa	163,705	469,833

		9,904,905
SPECIALTY RETAIL — 1.89%
Five Below Inc.[a]	12,105	617,476
Lithia Motors Inc. Class A	5,257	453,627
Mattress Firm Holding Corp.[a,b]	4,756	141,919

Security	Shares	Value
Monro Muffler Brake Inc.	7,138	$446,982
Restoration Hardware Holdings Inc.[a]	8,329	256,616
Select Comfort Corp.[a,b]	10,347	246,879

		2,163,499
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.93%
3D Systems Corp.[a,b]	23,519	314,919
Cray Inc.[a]	9,020	284,671
Electronics For Imaging Inc.[a,b]	10,426	461,768

		1,061,358
TEXTILES, APPAREL & LUXURY GOODS — 1.30%
G-III Apparel Group Ltd.[a]	8,857	354,546
Kate Spade & Co.[a,b]	28,309	614,022
Oxford Industries Inc.	3,281	187,607
Tumi Holdings Inc.[a]	12,401	331,727

		1,487,902
THRIFTS & MORTGAGE FINANCE — 0.31%
Essent Group Ltd.[a,b]	14,602	349,864

		349,864
TOBACCO — 0.38%
Vector Group Ltd.	19,734	435,924

		435,924
WIRELESS TELECOMMUNICATION SERVICES — 0.36%
Shenandoah Telecommunications Co.	10,112	415,401

		415,401

TOTAL COMMON STOCKS
(Cost: $100,358,423)		114,346,739

SHORT-TERM INVESTMENTS — 26.04%

MONEY MARKET FUNDS — 26.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	27,783,377	27,783,377
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	1,535,155	1,535,155

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	477,420	$477,420

		29,795,952

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,795,952)		29,795,952

TOTAL INVESTMENTS IN SECURITIES — 125.96%
(Cost: $130,154,375)[f]		144,142,691
Other Assets, Less Liabilities — (25.96)%		(29,706,652)

NET ASSETS — 100.00%		$114,436,039

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $131,631,862. Net unrealized appreciation was $12,510,829, of which $19,536,638 represented gross unrealized appreciation on securities and $7,025,809 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$114,346,739	$—	$—	$114,346,739
Money market funds	29,795,952	—	—	29,795,952

Total	$144,142,691	$—	$—	$144,142,691

69

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 1.35%
Esterline Technologies Corp.[a]	22,510	$1,369,283
KLX Inc.[a,b]	40,428	1,305,825
Moog Inc. Class Aa	25,190	1,387,213
Triumph Group Inc.	38,011	1,171,879

		5,234,200
AIRLINES — 0.20%
Virgin America Inc.[a,b]	14,199	794,008

		794,008
AUTO COMPONENTS — 1.35%
American Axle & Manufacturing Holdings Inc.[a,b]	58,769	1,023,168
Cooper Tire & Rubber Co.	39,359	1,298,454
Cooper-Standard Holding Inc.[a]	13,206	1,162,788
Dana Holding Corp.	113,360	1,546,230
Federal-Mogul Holdings Corp.[a,b]	24,037	212,487

		5,243,127
BANKS — 8.80%
Associated Banc-Corp.	114,963	2,138,312
BancorpSouth Inc.	65,147	1,551,801
Chemical Financial Corp.	29,350	1,214,503
First Financial Bancorp.	47,512	1,012,481
FirstMerit Corp.	127,416	2,705,042
FNB Corp./PA	159,791	1,909,502
Fulton Financial Corp.	132,892	1,813,976
Hancock Holding Co.	59,193	1,716,005
Hilltop Holdings Inc.[a]	60,439	1,316,361
IBERIABANK Corp.	25,910	1,618,598
International Bancshares Corp.	42,511	1,165,652
NBT Bancorp. Inc.	32,997	983,970
Old National Bancorp./IN	103,382	1,360,507
Park National Corp.	9,900	886,248
Popular Inc.	79,367	2,673,874
TCF Financial Corp.	131,052	1,780,997
Trustmark Corp.	51,856	1,353,442
UMB Financial Corp.	32,222	1,785,421
United Bankshares Inc./WVb	49,660	1,901,978
Valley National Bancorp.	171,593	1,556,348
WesBanco Inc.	27,140	839,169
Westamerica Bancorp.	19,595	921,749

		34,205,936
BIOTECHNOLOGY — 0.32%
Radius Health Inc.[a]	26,638	1,255,183

		1,255,183
CAPITAL MARKETS — 0.97%
Artisan Partners Asset Management Inc.	30,171	843,581
BGC Partners Inc. Class A	135,984	1,206,178
KCG Holdings Inc. Class Aa	36,839	557,374

Security	Shares	Value
Waddell & Reed Financial Inc. Class A	63,672	$1,162,651

		3,769,784
CHEMICALS — 2.95%
Axiall Corp.	54,082	1,765,777
Cabot Corp.	47,764	2,325,629
Chemours Co. (The)	139,199	1,294,551
Huntsman Corp.	151,321	2,339,423
Olin Corp.	126,391	2,641,572
Trinseo SA	22,326	1,111,611

		11,478,563
COMMERCIAL SERVICES & SUPPLIES — 1.81%
ABM Industries Inc.	42,990	1,599,658
Brady Corp. Class A	35,857	1,152,444
Essendant Inc.	28,662	574,387
RR Donnelley & Sons Co.	160,235	2,871,411
West Corp.	38,485	850,903

		7,048,803
COMMUNICATIONS EQUIPMENT — 1.02%
EchoStar Corp. Class Aa	35,328	1,376,026
NETGEAR Inc.[a,b]	25,461	1,309,459
Viavi Solutions Inc.[a,b]	178,962	1,275,999

		3,961,484
CONSTRUCTION & ENGINEERING — 0.72%
KBR Inc.	109,128	1,529,975
MasTec Inc.[a,b]	51,749	1,265,263

		2,795,238
CONSUMER FINANCE — 1.00%
Nelnet Inc. Class A	13,312	537,938
PRA Group Inc.[a]	35,491	988,779
SLM Corp.[a]	327,603	2,355,466

		3,882,183
CONTAINERS & PACKAGING — 1.00%
Owens-Illinois Inc.[a]	123,959	2,329,189
Silgan Holdings Inc.	31,055	1,539,707

		3,868,896
DIVERSIFIED CONSUMER SERVICES — 0.59%
DeVry Education Group Inc.	43,391	966,318
Houghton Mifflin Harcourt Co.[a]	79,180	1,342,101

		2,308,419
ELECTRIC UTILITIES — 4.41%
ALLETE Inc.	35,470	2,264,759
El Paso Electric Co.	31,039	1,479,939
Empire District Electric Co. (The)	33,716	1,137,241
Hawaiian Electric Industries Inc.	82,579	2,564,078
IDACORP Inc.	38,571	3,118,465
MGE Energy Inc.	26,578	1,492,355
PNM Resources Inc.	60,999	2,095,926

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2016

Security	Shares	Value
Portland General Electric Co.	68,022	$2,970,521

		17,123,284
ELECTRICAL EQUIPMENT — 0.54%
Regal Beloit Corp.	34,253	2,089,776

		2,089,776
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.31%
Anixter International Inc.[a,b]	21,801	1,335,965
AVX Corp.	35,896	490,339
Coherent Inc.[a]	18,605	1,973,060
Jabil Circuit Inc.	146,284	2,976,880
Plexus Corp.[a]	25,621	1,177,029
Sanmina Corp.[a,b]	56,423	1,429,759
Tech Data Corp.[a,b]	27,012	2,105,045
Vishay Intertechnology Inc.[b]	103,780	1,383,387

		12,871,464
ENERGY EQUIPMENT & SERVICES — 3.30%
Diamond Offshore Drilling Inc.	49,499	1,124,617
Ensco PLC Class A	230,758	2,116,051
Frank’s International NV	26,207	322,870
Nabors Industries Ltd.	215,928	1,943,352
Noble Corp. PLC	186,533	1,376,614
Oil States International Inc.[a]	39,414	1,218,681
Patterson-UTI Energy Inc.	112,841	2,187,987
RPC Inc.[a]	46,940	680,161
Superior Energy Services Inc.	115,991	1,852,376

		12,822,709
FOOD & STAPLES RETAILING — 0.26%
SUPERVALU Inc.[a]	204,104	996,027

		996,027
FOOD PRODUCTS — 1.97%
Cal-Maine Foods Inc.[b]	23,857	999,608
Darling Ingredients Inc.[a]	126,044	1,988,975
Dean Foods Co.	70,398	1,299,547
Fresh Del Monte Produce Inc.	24,942	1,417,953
Sanderson Farms Inc.	15,241	1,334,959
Seaboard Corp.[a,b]	206	603,580

		7,644,622
GAS UTILITIES — 3.53%
New Jersey Resources Corp.	65,871	2,453,036
Northwest Natural Gas Co.	21,085	1,369,260
South Jersey Industries Inc.	60,875	1,940,695
Southwest Gas Corp.	36,327	2,815,343
Spire Inc.	34,930	2,424,142
WGL Holdings Inc.	38,523	2,727,043

		13,729,519
HEALTH CARE EQUIPMENT & SUPPLIES — 0.32%
Halyard Health Inc.[a]	36,006	1,245,448

		1,245,448

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.02%
Community Health Systems Inc.[a,b]	86,571	$1,105,512
Kindred Healthcare Inc.	65,518	803,251
LifePoint Health Inc.[a]	33,245	1,967,439
Magellan Health Inc.[a]	19,138	1,310,379
Owens & Minor Inc.	48,115	1,718,186
Select Medical Holdings Corp.[a]	80,694	927,981

		7,832,748
HOTELS, RESTAURANTS & LEISURE — 1.06%
Brinker International Inc.	42,668	2,011,369
Extended Stay America Inc.	52,451	742,706
Penn National Gaming Inc.[a]	56,426	847,519
Red Rock Resorts Inc. Class Aa	22,196	510,730

		4,112,324
HOUSEHOLD DURABLES — 1.56%
GoPro Inc. Class Aa,b	60,351	762,837
KB Home	64,555	1,013,513
MDC Holdings Inc.	30,143	793,364
Meritage Homes Corp.[a,b]	28,830	1,049,124
Tupperware Brands Corp.	38,659	2,423,146

		6,041,984
HOUSEHOLD PRODUCTS — 0.99%
Energizer Holdings Inc.	47,335	2,439,173
HRG Group Inc.[a]	93,888	1,397,992

		3,837,165
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.17%
Talen Energy Corp.[a]	49,502	673,227

		673,227
INSURANCE — 6.69%
Allied World Assurance Co. Holdings AG	68,610	2,812,324
American Equity Investment Life Holding Co.	65,016	1,035,705
American National Insurance Co.	6,580	752,423
Argo Group International Holdings Ltd.	23,526	1,220,764
Aspen Insurance Holdings Ltd.	46,495	2,136,910
CNO Financial Group Inc.	136,767	2,375,643
Fidelity & Guaranty Life[b]	8,708	190,357
Genworth Financial Inc. Class Aa	390,707	1,117,422
Hanover Insurance Group Inc. (The)	32,871	2,706,598
Horace Mann Educators Corp.	30,808	1,053,017
Kemper Corp.	36,872	1,263,603
MBIA Inc.[a,b]	100,289	846,439
Mercury General Corp.	28,159	1,559,164
ProAssurance Corp.	40,735	2,104,370
Selective Insurance Group Inc.	44,347	1,736,629
Validus Holdings Ltd.	62,386	3,083,740

		25,995,108
INTERNET & CATALOG RETAIL — 0.32%
Liberty TripAdvisor Holdings Inc. Class Aa	52,903	1,252,214

		1,252,214

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2016

Security	Shares	Value
IT SERVICES — 1.82%
CACI International Inc. Class Aa	18,676	$1,780,383
Leidos Holdings Inc.	49,506	2,475,795
Teradata Corp.[a,b]	99,513	2,824,179

		7,080,357
LIFE SCIENCES TOOLS & SERVICES — 0.48%
VWR Corp.[a]	59,425	1,861,191

		1,861,191
MACHINERY — 5.41%
Actuant Corp. Class A	44,998	1,068,703
Crane Co.	37,938	2,363,537
Joy Global Inc.	75,152	2,076,450
Kennametal Inc.	61,090	1,518,697
Manitowoc Foodservice Inc.[a,b]	104,950	1,924,783
Oshkosh Corp.	56,135	3,092,477
Rexnord Corp.[a]	77,727	1,654,808
SPX FLOW Inc.[a]	32,045	874,188
Terex Corp.	83,637	2,018,997
Timken Co. (The)	52,808	1,766,428
Trinity Industries Inc.	115,440	2,679,362

		21,038,430
MARINE — 0.58%
Kirby Corp.[a]	41,241	2,247,222

		2,247,222
MEDIA — 3.16%
EW Scripps Co. (The) Class Aa	41,084	696,785
Gannett Co. Inc.	89,443	1,141,293
John Wiley & Sons Inc. Class A	36,947	2,131,842
Media General Inc.[a]	73,477	1,292,460
Meredith Corp.	29,097	1,585,204
Scholastic Corp.	20,486	841,975
Sinclair Broadcast Group Inc. Class A	52,975	1,473,764
Starz Series Aa,b	60,895	1,840,856
Time Inc.	78,075	1,274,965

		12,279,144
METALS & MINING — 2.01%
Allegheny Technologies Inc.[b]	83,471	1,486,618
Commercial Metals Co.	87,819	1,452,526
Compass Minerals International Inc.	25,879	1,800,920
U.S. Steel Corp.	112,032	3,079,760

		7,819,824
MULTI-UTILITIES — 1.76%
Avista Corp.	48,404	2,105,574
Black Hills Corp.	39,486	2,489,592
NorthWestern Corp.	36,900	2,241,306

		6,836,472

Security	Shares	Value
MULTILINE RETAIL — 1.03%
Dillard’s Inc. Class A	16,502	$1,116,855
JC Penney Co. Inc.[a,b]	235,388	2,273,848
Sears Holdings Corp.[a,b]	39,584	609,990

		4,000,693
OIL, GAS & CONSUMABLE FUELS — 4.05%
Cobalt International Energy Inc.[a]	257,120	383,109
CVR Energy Inc.	12,102	179,109
Denbury Resources Inc.	269,710	782,159
EP Energy Corp. Class Aa,b	32,910	137,235
Laredo Petroleum Inc.[a]	106,999	1,072,130
Oasis Petroleum Inc.[a]	138,603	1,053,383
PBF Energy Inc.	74,965	1,674,718
QEP Resources Inc.	181,126	3,296,493
Western Refining Inc.	61,560	1,283,526
Whiting Petroleum Corp.[a,b]	161,120	1,187,454
World Fuel Services Corp.	54,213	2,580,539
WPX Energy Inc.[a]	212,308	2,120,957

		15,750,812
PAPER & FOREST PRODUCTS — 1.30%
Domtar Corp.	47,940	1,887,398
KapStone Paper and Packaging Corp.	65,750	938,910
Louisiana-Pacific Corp.[a]	110,057	2,223,151

		5,049,459
PERSONAL PRODUCTS — 0.94%
Avon Products Inc.	334,577	1,361,729
Nu Skin Enterprises Inc. Class A	42,853	2,288,350

		3,650,079
REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.07%
Blackstone Mortgage Trust Inc. Class A	71,917	2,086,312
Brandywine Realty Trust	133,998	2,260,546
CBL & Associates Properties Inc.	116,609	1,433,125
Chimera Investment Corp.	143,708	2,411,420
Colony Capital Inc.	87,183	1,550,114
Communications Sales & Leasing Inc.[a,b]	104,396	3,244,628
CYS Investments Inc.	116,394	1,041,726
Equity Commonwealth[a]	96,036	2,883,001
GEO Group Inc. (The)	56,657	1,960,899
Government Properties Income Trust[b]	55,272	1,318,790
Invesco Mortgage Capital Inc.	85,610	1,232,784
LaSalle Hotel Properties	86,550	2,384,452
Lexington Realty Trust	162,069	1,761,690
Mack-Cali Realty Corp.	68,659	1,936,184
MFA Financial Inc.	284,141	2,136,740
New Residential Investment Corp.	176,427	2,411,757
NorthStar Realty Finance Corp.	138,287	1,853,046
Outfront Media Inc.	105,565	2,456,498
Potlatch Corp.	31,224	1,194,318
Select Income REIT	47,991	1,332,230
Two Harbors Investment Corp.	266,088	2,328,270
WP Glimcher Inc.	141,981	1,800,319

		43,018,849

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2016

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
St. Joe Co. (The)[a,b]	28,149	$518,786

		518,786
ROAD & RAIL — 0.91%
Avis Budget Group Inc.[a]	72,386	2,658,738
Werner Enterprises Inc.	34,342	862,671

		3,521,409
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.17%
Advanced Micro Devices Inc.[a]	491,002	3,368,274
Amkor Technology Inc.[a]	77,119	485,078
Fairchild Semiconductor International Inc.[a]	87,576	1,728,750
Intersil Corp. Class A	103,265	1,577,889
Semtech Corp.[a]	50,580	1,285,744

		8,445,735
SOFTWARE — 0.87%
Mentor Graphics Corp.	78,013	1,666,358
Verint Systems Inc.[a,b]	48,280	1,702,835

		3,369,193
SPECIALTY RETAIL — 3.91%
American Eagle Outfitters Inc.[b]	127,419	2,283,348
Ascena Retail Group Inc.[a,b]	131,178	1,066,477
Buckle Inc. (The)[b]	21,421	586,721
Chico’s FAS Inc.	101,756	1,222,090
CST Brands Inc.	57,933	2,590,764
GameStop Corp. Class A	79,568	2,462,630
GNC Holdings Inc. Class A	52,495	1,071,423
Group 1 Automotive Inc.	16,114	1,004,224
Guess? Inc.	49,330	726,138
Murphy USA Inc.[a]	28,356	2,173,204

		15,187,019
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.45%
Lexmark International Inc. Class A	47,918	1,757,153

		1,757,153
TEXTILES, APPAREL & LUXURY GOODS — 0.26%
Fossil Group Inc.[a,b]	31,782	1,004,311

		1,004,311
THRIFTS & MORTGAGE FINANCE — 1.57%
EverBank Financial Corp.	61,536	1,105,187
Flagstar Bancorp. Inc.[a,b]	15,666	413,739
Nationstar Mortgage Holdings Inc.[a]	28,951	365,651
Northwest Bancshares Inc.	78,170	1,165,515
Provident Financial Services Inc.	45,467	916,160
Radian Group Inc.	164,085	2,116,696

		6,082,948

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 2.64%
Air Lease Corp.	73,230	$2,109,756
Aircastle Ltd.	46,604	1,035,541
Applied Industrial Technologies Inc.	29,926	1,405,026
GATX Corp.	31,366	1,403,001
MRC Global Inc.[a,b]	75,785	1,002,636
NOW Inc.[a]	82,082	1,502,921
WESCO International Inc.[a]	32,328	1,801,963

		10,260,844
TRANSPORTATION INFRASTRUCTURE — 0.15%
Wesco Aircraft Holdings Inc.[a]	44,414	570,720

		570,720
WIRELESS TELECOMMUNICATION SERVICES — 0.73%
Leap Wireless International Inc.[c]	41,720	132,461
Telephone & Data Systems Inc.	72,499	2,282,993
U.S. Cellular Corp.[a]	10,244	414,370

		2,829,824

TOTAL COMMON STOCKS
(Cost: $358,070,459)		388,293,916

SHORT-TERM INVESTMENTS — 7.17%

MONEY MARKET FUNDS — 7.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	26,204,572	26,204,572
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	1,447,919	1,447,919
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	190,230	190,230

		27,842,721

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,842,721)		27,842,721

TOTAL INVESTMENTS IN SECURITIES — 107.10%
(Cost: $385,913,180)[g]		416,136,637
Other Assets, Less Liabilities — (7.10)%		(27,585,532)

NET ASSETS — 100.00%		$388,551,105

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Illiquid security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $391,216,127. Net unrealized appreciation was $24,920,510, of which $56,207,630 represented gross unrealized appreciation on securities and $31,287,120 represented gross unrealized depreciation on securities.

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Mortgage Investment Trust	53,341	2,067	(55,408)	—	$—	$—	$(480,966)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$388,161,455	$—	$132,461	$388,293,916
Money market funds	27,842,721	—	—	27,842,721

Total	$416,004,176	$—	$132,461	$416,136,637

74

Schedule of Investments (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.89%

AIR FREIGHT & LOGISTICS — 1.10%
CH Robinson Worldwide Inc.	9,657	$672,319
Echo Global Logistics Inc.[a]	1,776	43,974
Expeditors International of Washington Inc.	12,275	606,753
United Parcel Service Inc. Class B	46,675	5,045,568

		6,368,614
AIRLINES — 0.07%
Southwest Airlines Co.	10,757	398,117

		398,117
AUTO COMPONENTS — 0.54%
Autoliv Inc.	5,938	628,240
BorgWarner Inc.	14,737	488,974
Johnson Controls Inc.	43,932	2,017,357

		3,134,571
AUTOMOBILES — 0.39%
Harley-Davidson Inc.	12,406	656,526
Tesla Motors Inc.[a,b]	6,728	1,579,667

		2,236,193
BANKS — 1.40%
Bank of Hawaii Corp.	2,905	200,213
Cathay General Bancorp.	5,176	155,176
CIT Group Inc.	13,552	468,357
Citizens Financial Group Inc.	35,584	794,591
Comerica Inc.	11,791	533,425
Heartland Financial USA Inc.	1,207	44,321
International Bancshares Corp.	3,776	103,538
KeyCorp	73,176	856,159
M&T Bank Corp.	9,653	1,105,848
Old National Bancorp./IN	8,634	113,623
People’s United Financial Inc.	20,927	317,253
PNC Financial Services Group Inc. (The)[c]	33,903	2,802,083
Signature Bank/New York NYa	3,433	412,784
Umpqua Holdings Corp.	14,851	226,181

		8,133,552
BEVERAGES — 2.31%
Coca-Cola Co. (The)	278,096	12,133,328
Dr Pepper Snapple Group Inc.	12,633	1,244,477

		13,377,805
BIOTECHNOLOGY — 5.04%
Amgen Inc.	50,856	8,748,758
Biogen Inc.[a]	14,793	4,288,934
BioMarin Pharmaceutical Inc.[a]	10,897	1,083,380
Celgene Corp.[a]	52,862	5,930,588
Cepheid[a,b]	4,901	173,152
Gilead Sciences Inc.	92,427	7,345,174

Security	Shares	Value
Vertex Pharmaceuticals Inc.[a]	16,733	$1,623,101

		29,193,087
BUILDING PRODUCTS — 0.42%
AO Smith Corp.	5,040	468,166
Builders FirstSource Inc.[a,b]	5,937	76,528
Fortune Brands Home & Security Inc.	10,627	672,370
Masco Corp.	22,511	821,201
Owens Corning	7,789	412,116

		2,450,381
CAPITAL MARKETS — 2.73%
Ameriprise Financial Inc.	11,391	1,091,713
Bank of New York Mellon Corp. (The)	72,783	2,867,650
BlackRock Inc.[c]	8,320	3,047,200
Charles Schwab Corp. (The)	80,516	2,288,265
Franklin Resources Inc.	25,968	939,782
Invesco Ltd.	28,075	819,229
Legg Mason Inc.	6,532	223,002
Northern Trust Corp.	14,686	992,627
State Street Corp.	27,158	1,786,453
T Rowe Price Group Inc.	16,730	1,182,644
TD Ameritrade Holding Corp.	18,034	547,512

		15,786,077
CHEMICALS — 2.27%
Air Products & Chemicals Inc.	13,881	2,074,099
Albemarle Corp.	7,568	636,999
Axalta Coating Systems Ltd.[a]	12,075	344,741
Ecolab Inc.	18,043	2,135,930
HB Fuller Co.	3,367	156,768
International Flavors & Fragrances Inc.	5,414	721,415
Minerals Technologies Inc.	2,349	153,296
Mosaic Co. (The)	22,580	609,660
PPG Industries Inc.	18,252	1,911,167
Praxair Inc.	19,293	2,248,406
Sherwin-Williams Co. (The)	5,325	1,596,062
Valspar Corp. (The)	5,064	539,164

		13,127,707
COMMERCIAL SERVICES & SUPPLIES — 0.49%
ACCO Brands Corp.[a]	7,120	80,029
Copart Inc.[a]	6,794	342,689
Deluxe Corp.	3,302	223,182
Essendant Inc.	2,510	50,300
HNI Corp.	2,980	155,347
Interface Inc.	4,441	79,316
Knoll Inc.	3,309	83,552
RR Donnelley & Sons Co.	14,077	252,260
Steelcase Inc. Class A	6,114	88,653
Team Inc.[a]	1,927	53,205
Tetra Tech Inc.	3,949	130,041
Tyco International PLC	28,629	1,304,624

		2,843,198
COMMUNICATIONS EQUIPMENT — 1.94%
Calix Inc.[a,b]	2,862	22,095
Cisco Systems Inc.	340,256	10,388,016

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2016

Security	Shares	Value
Motorola Solutions Inc.	10,575	$733,693
Plantronics Inc.	2,271	109,553

		11,253,357
CONSTRUCTION & ENGINEERING — 0.11%
EMCOR Group Inc.	4,086	227,590
Granite Construction Inc.	2,654	132,116
Quanta Services Inc.[a]	10,774	275,815

		635,521
CONSUMER FINANCE — 0.62%
American Express Co.	55,428	3,572,889

		3,572,889
CONTAINERS & PACKAGING — 0.51%
Avery Dennison Corp.	6,030	469,677
Ball Corp.	11,204	791,787
Sealed Air Corp.	13,216	623,531
Sonoco Products Co.	6,803	346,477
WestRock Co.	17,115	734,404

		2,965,876
DISTRIBUTORS — 0.17%
LKQ Corp.[a]	20,641	709,844
Pool Corp.	2,837	290,168
Weyco Group Inc.	438	12,238

		1,012,250
DIVERSIFIED FINANCIAL SERVICES — 0.55%
CME Group Inc.	22,918	2,343,136
FactSet Research Systems Inc.	2,775	477,189
Voya Financial Inc.	14,046	359,999

		3,180,324
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.19%
CenturyLink Inc.	36,669	1,152,873
Cincinnati Bell Inc.[a]	12,739	63,695
Level 3 Communications Inc.[a]	20,449	1,034,720
SBA Communications Corp. Class Aa	8,448	971,520
Verizon Communications Inc.	275,442	15,262,241

		18,485,049
ELECTRIC UTILITIES — 0.32%
Eversource Energy	21,389	1,251,043
ITC Holdings Corp.	10,300	476,375
MGE Energy Inc.	2,335	131,110

		1,858,528
ELECTRICAL EQUIPMENT — 0.72%
Acuity Brands Inc.	2,956	775,743
Eaton Corp. PLC	31,110	1,972,685
Rockwell Automation Inc.	8,864	1,014,042
Sensata Technologies Holding NVa,b	11,486	435,549

		4,198,019

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.73%
Corning Inc.	75,555	$1,678,832
Flextronics International Ltd.[a]	36,986	468,613
Itron Inc.[a]	2,428	103,651
TE Connectivity Ltd.	25,108	1,513,510
Trimble Navigation Ltd.[a]	16,912	447,153

		4,211,759
ENERGY EQUIPMENT & SERVICES — 1.81%
Baker Hughes Inc.	28,046	1,341,440
Core Laboratories NVb	2,858	333,843
FMC Technologies Inc.[a]	15,296	388,212
National Oilwell Varco Inc.	25,337	819,652
Schlumberger Ltd.	94,132	7,579,509

		10,462,656
FOOD & STAPLES RETAILING — 0.47%
Sysco Corp.	36,363	1,883,240
United Natural Foods Inc.[a]	3,396	169,732
Whole Foods Market Inc.	21,885	667,055

		2,720,027
FOOD PRODUCTS — 3.11%
Bunge Ltd.	9,505	625,809
Campbell Soup Co.	13,583	845,813
Darling Ingredients Inc.[a]	11,105	175,237
General Mills Inc.	40,148	2,886,240
Hain Celestial Group Inc. (The)[a]	6,949	366,838
Hormel Foods Corp.	19,646	733,778
JM Smucker Co. (The)	8,068	1,243,763
Kellogg Co.	17,846	1,476,043
Kraft Heinz Co. (The)	41,038	3,545,273
McCormick & Co. Inc./MD	7,778	795,300
Mondelez International Inc.	106,104	4,666,454
WhiteWave Foods Co. (The)[a]	11,892	659,887

		18,020,435
GAS UTILITIES — 0.21%
New Jersey Resources Corp.	5,791	215,657
Northwest Natural Gas Co.	1,851	120,204
Piedmont Natural Gas Co. Inc.	5,477	327,524
Questar Corp.	11,799	296,981
WGL Holdings Inc.	3,358	237,713

		1,198,079
HEALTH CARE EQUIPMENT & SUPPLIES — 1.44%
Becton Dickinson and Co.	14,341	2,524,016
Cooper Companies Inc. (The)	3,265	595,765
DENTSPLY SIRONA Inc.	16,282	1,042,699
Edwards Lifesciences Corp.[a]	14,574	1,669,014
Hologic Inc.[a]	17,224	662,952
IDEXX Laboratories Inc.[a]	6,041	566,585
ResMed Inc.	9,445	650,572
Varian Medical Systems Inc.[a]	6,441	610,220

		8,321,823

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2016

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.36%
AmerisourceBergen Corp.	13,156	$1,120,760
Cardinal Health Inc.	22,331	1,866,872
Centene Corp.[a]	11,461	808,574
Cigna Corp.	17,318	2,233,329
Envision Healthcare Holdings Inc.[a]	12,616	310,227
HCA Holdings Inc.[a,b]	21,549	1,662,074
Henry Schein Inc.[a]	5,522	999,372
Humana Inc.	10,054	1,734,818
Laboratory Corp. of America Holdings[a]	6,860	957,382
MEDNAX Inc.[a]	6,325	435,856
Molina Healthcare Inc.[a,b]	2,649	150,490
Patterson Companies Inc.	5,701	281,401
Quest Diagnostics Inc.	9,626	831,301
Select Medical Holdings Corp.[a]	7,079	81,408
Team Health Holdings Inc.[a,b]	4,954	202,321

		13,676,185
HEALTH CARE TECHNOLOGY — 0.22%
Cerner Corp.[a]	20,629	1,287,043

		1,287,043
HOTELS, RESTAURANTS & LEISURE — 3.00%
Aramark	15,497	555,568
Choice Hotels International Inc.	2,470	119,276
Darden Restaurants Inc.	8,213	505,592
Hilton Worldwide Holdings Inc.	36,628	849,403
Jack in the Box Inc.	2,336	206,479
Marriott International Inc./MD Class A	13,672	980,283
McDonald’s Corp.	60,965	7,172,532
Royal Caribbean Cruises Ltd.	11,723	849,214
Starbucks Corp.	99,956	5,802,446
Vail Resorts Inc.	2,444	349,663

		17,390,456
HOUSEHOLD DURABLES — 0.58%
CSS Industries Inc.	581	15,286
Ethan Allen Interiors Inc.	1,674	58,138
Garmin Ltd.	7,672	416,820
La-Z-Boy Inc.	3,361	101,569
Meritage Homes Corp.[a]	2,551	92,831
Mohawk Industries Inc.[a]	4,233	884,443
Newell Brands Inc.	30,065	1,577,210
Tupperware Brands Corp.	3,398	212,987

		3,359,284
HOUSEHOLD PRODUCTS — 4.18%
Clorox Co. (The)	8,730	1,144,241
Colgate-Palmolive Co.	57,358	4,269,156
Kimberly-Clark Corp.	24,415	3,162,963
Procter & Gamble Co. (The)	182,862	15,651,159

		24,227,519
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.11%
AES Corp./VA	44,479	549,315

Security	Shares	Value
Ormat Technologies Inc.	2,481	$113,233

		662,548
INDUSTRIAL CONGLOMERATES — 1.26%
3M Co.	40,913	7,297,243

		7,297,243
INSURANCE — 2.58%
Aflac Inc.	28,459	2,057,016
Chubb Ltd.	31,167	3,903,978
Hartford Financial Services Group Inc. (The)	26,746	1,065,828
Marsh & McLennan Companies Inc.	35,287	2,320,120
Principal Financial Group Inc.	19,665	916,979
Progressive Corp. (The)	39,717	1,291,200
Travelers Companies Inc. (The)	19,973	2,321,262
Willis Towers Watson PLC	8,846	1,093,543

		14,969,926
INTERNET & CATALOG RETAIL — 0.51%
Blue Nile Inc.	774	22,492
HSN Inc.	2,292	117,259
Netflix Inc.[a]	28,967	2,643,239
NutriSystem Inc.	1,982	58,627
Shutterfly Inc.[a]	2,236	118,933

		2,960,550
INTERNET SOFTWARE & SERVICES — 5.93%
Alphabet Inc. Class Aa	19,780	15,652,705
Alphabet Inc. Class Ca	21,027	16,165,347
Rackspace Hosting Inc.[a,b]	7,065	165,533
Yahoo! Inc.[a]	60,908	2,326,077

		34,309,662
IT SERVICES — 3.88%
Accenture PLC Class A	42,467	4,790,702
Automatic Data Processing Inc.	30,951	2,753,091
Cognizant Technology Solutions Corp. Class Aa	41,236	2,370,658
Convergys Corp.	6,510	173,492
FleetCor Technologies Inc.[a]	6,241	946,635
International Business Machines Corp.	61,726	9,914,430
Teradata Corp.[a,b]	8,689	246,594
Western Union Co. (The)	33,839	676,780
Xerox Corp.	58,044	597,853

		22,470,235
LEISURE PRODUCTS — 0.25%
Callaway Golf Co.	6,062	64,863
Hasbro Inc.	7,576	615,399
Mattel Inc.	22,921	765,103

		1,445,365
LIFE SCIENCES TOOLS & SERVICES — 1.37%
Agilent Technologies Inc.	22,094	1,062,942
Bio-Techne Corp.	2,504	281,500
Fluidigm Corp.[a,b]	1,749	18,452
Mettler-Toledo International Inc.[a]	1,822	749,225

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2016

Security	Shares	Value
PAREXEL International Corp.[a,b]	3,607	$241,128
Quintiles Transnational Holdings Inc.[a]	6,037	468,713
Thermo Fisher Scientific Inc.	26,801	4,257,071
Waters Corp.[a]	5,478	870,618

		7,949,649
MACHINERY — 2.92%
AGCO Corp.	4,448	214,216
Caterpillar Inc.	39,394	3,260,247
CLARCOR Inc.	3,273	203,777
Cummins Inc.	11,169	1,371,218
Deere & Co.	18,195	1,413,933
Dover Corp.	10,454	746,729
Flowserve Corp.	8,770	419,645
Graco Inc.	3,717	275,095
Illinois Tool Works Inc.	22,170	2,558,418
Ingersoll-Rand PLC	17,314	1,147,226
Lincoln Electric Holdings Inc.	4,291	266,299
Meritor Inc.[a]	5,855	49,065
Middleby Corp. (The)[a]	3,866	465,389
Parker-Hannifin Corp.	9,106	1,039,814
Snap-on Inc.	3,915	615,321
Stanley Black & Decker Inc.	10,268	1,249,616
Tennant Co.	1,130	72,410
Timken Co. (The)	4,858	162,500
WABCO Holdings Inc.[a]	3,636	364,582
Wabtec Corp./DE	6,198	424,563
Xylem Inc./NY	12,037	575,489

		16,895,552
MEDIA — 3.64%
Charter Communications Inc.[a]	14,573	3,422,761
Discovery Communications Inc. Class Aa,b	10,116	253,810
Discovery Communications Inc. Class C NVS[a]	16,219	398,014
DreamWorks Animation SKG Inc. Class Aa	5,030	206,079
John Wiley & Sons Inc. Class A	3,115	179,736
Liberty Global PLC Series Aa,b	19,205	608,991
Liberty Global PLC Series C NVS[a,b]	41,940	1,298,043
New York Times Co. (The) Class A	8,599	111,615
Scholastic Corp.	1,760	72,336
Scripps Networks Interactive Inc. Class A	5,438	359,234
Time Warner Inc.	53,442	4,096,329
Walt Disney Co. (The)	104,806	10,056,136

		21,063,084
METALS & MINING — 0.23%
Compass Minerals International Inc.	2,276	158,387
Nucor Corp.	21,436	1,149,827
Schnitzer Steel Industries Inc. Class A	1,779	34,673

		1,342,887
MULTI-UTILITIES — 1.02%
Avista Corp.	4,211	183,178
CenterPoint Energy Inc.	27,555	659,116
CMS Energy Corp.	18,739	846,628
Consolidated Edison Inc.	19,923	1,595,434
MDU Resources Group Inc.	12,508	300,817
NiSource Inc.	21,621	554,795

Security	Shares	Value
Sempra Energy	16,059	$1,796,681

		5,936,649
MULTILINE RETAIL — 0.16%
Kohl’s Corp.	12,798	532,269
Nordstrom Inc.[b]	8,773	388,030

		920,299
OIL, GAS & CONSUMABLE FUELS — 4.19%
Clean Energy Fuels Corp.[a]	4,886	14,609
ConocoPhillips	83,615	3,413,164
Denbury Resources Inc.	23,649	68,582
Devon Energy Corp.	30,963	1,185,264
Energen Corp.	6,540	309,865
EOG Resources Inc.	37,194	3,038,750
EQT Corp.	11,534	840,367
Hess Corp.	19,129	1,026,271
Marathon Oil Corp.	55,412	755,820
Marathon Petroleum Corp.	35,963	1,416,583
Noble Energy Inc.	28,914	1,032,808
Occidental Petroleum Corp.	51,665	3,860,925
ONEOK Inc.	14,155	634,002
Phillips 66	32,127	2,443,580
Pioneer Natural Resources Co.	11,051	1,796,561
QEP Resources Inc.	16,104	293,093
Southwestern Energy Co.[a]	32,334	471,430
Spectra Energy Corp.	45,560	1,638,793

		24,240,467
PAPER & FOREST PRODUCTS — 0.03%
Domtar Corp.	4,222	166,220

		166,220
PERSONAL PRODUCTS — 0.32%
Avon Products Inc.	29,360	119,495
Edgewell Personal Care Co.[a]	4,003	338,694
Estee Lauder Companies Inc. (The) Class A	15,080	1,400,932

		1,859,121
PHARMACEUTICALS — 3.75%
Bristol-Myers Squibb Co.	112,887	8,445,076
Jazz Pharmaceuticals PLC[a]	4,128	623,204
Merck & Co. Inc.	187,650	11,007,549
Zoetis Inc.	32,065	1,618,321

		21,694,150
PROFESSIONAL SERVICES — 0.43%
CEB Inc.	2,199	132,028
Dun & Bradstreet Corp. (The)	2,439	315,241
Exponent Inc.	1,734	88,105
Heidrick & Struggles International Inc.	1,176	22,885
ICF International Inc.[a]	1,235	51,104
IHS Markit Ltd.[a]	24,243	842,202
Kelly Services Inc. Class A	2,100	42,987
ManpowerGroup Inc.	4,875	338,325
Navigant Consulting Inc.[a]	3,148	62,047
On Assignment Inc.[a]	3,378	124,817

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2016

Security	Shares	Value
Resources Connection Inc.	2,500	$37,250
Robert Half International Inc.	8,839	322,977
RPX Corp.[a]	3,478	35,023
TrueBlue Inc.[a]	2,839	63,395

		2,478,386
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.75%
American Tower Corp.	28,673	3,319,473
AvalonBay Communities Inc.	9,298	1,726,174
Boston Properties Inc.	10,433	1,482,842
Corporate Office Properties Trust	6,371	190,875
Digital Realty Trust Inc.[b]	10,061	1,050,972
Duke Realty Corp.	23,321	671,412
Equinix Inc.	4,683	1,746,150
Equity Residential	24,618	1,673,778
Federal Realty Investment Trust	4,700	797,590
Forest City Realty Trust Inc. Class A	16,263	384,620
HCP Inc.	31,386	1,231,273
Host Hotels & Resorts Inc.[b]	50,716	899,702
Iron Mountain Inc.	17,015	701,188
Liberty Property Trust	9,854	407,758
Macerich Co. (The)	8,544	762,467
Potlatch Corp.	2,720	104,040
Prologis Inc.	35,592	1,939,408
Simon Property Group Inc.	20,925	4,750,812
UDR Inc.	17,675	658,040
Vornado Realty Trust	11,439	1,228,549
Weyerhaeuser Co.	53,553	1,752,254

		27,479,377
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.21%
CBRE Group Inc. Class Aa	20,282	577,023
Jones Lang LaSalle Inc.	3,039	332,679
Realogy Holdings Corp.[a,b]	9,896	306,677

		1,216,379
ROAD & RAIL — 0.92%
ArcBest Corp.	1,648	30,834
Avis Budget Group Inc.[a]	5,780	212,299
CSX Corp.	65,324	1,850,629
Genesee & Wyoming Inc. Class Aa	3,842	248,770
Hertz Global Holdings Inc.[a]	4,661	226,898
Kansas City Southern	7,316	703,141
Norfolk Southern Corp.	20,227	1,815,980
Ryder System Inc.	3,606	237,635

		5,326,186
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.20%
Advanced Micro Devices Inc.[a,b]	45,460	311,856
Analog Devices Inc.	20,900	1,334,047
Applied Materials Inc.	76,651	2,015,155
Intel Corp.	319,417	11,134,877
Lam Research Corp.	10,709	961,347
Microchip Technology Inc.[b]	14,419	802,273
NVIDIA Corp.	36,493	2,083,750
Skyworks Solutions Inc.	12,924	853,242
SunPower Corp.[a,b]	4,149	60,492
Texas Instruments Inc.	67,988	4,742,163

		24,299,202

Security	Shares	Value
SOFTWARE — 8.81%
Adobe Systems Inc.[a]	33,708	$3,298,665
ANSYS Inc.[a]	5,944	531,156
Autodesk Inc.[a]	13,776	818,983
CA Inc.	21,071	730,110
Citrix Systems Inc.[a]	10,380	925,169
Intuit Inc.	16,541	1,835,886
Microsoft Corp.	508,003	28,793,610
NetSuite Inc.[a,b]	2,689	292,698
Oracle Corp.	213,062	8,744,064
salesforce.com inc.[a]	42,666	3,490,079
Symantec Corp.	43,969	898,287
Workday Inc. Class Aa,b	7,547	628,967

		50,987,674
SPECIALTY RETAIL — 2.08%
AutoNation Inc.[a,b]	5,059	269,898
Bed Bath & Beyond Inc.	11,032	495,888
Best Buy Co. Inc.	19,645	660,072
Buckle Inc. (The)[b]	1,936	53,027
Caleres Inc.	2,942	77,433
CarMax Inc.[a,b]	13,199	768,974
Foot Locker Inc.	9,252	551,604
GameStop Corp. Class A	7,006	216,836
Gap Inc. (The)	16,258	419,294
Lowe’s Companies Inc.	61,541	5,063,593
Office Depot Inc.[a]	35,160	121,654
Pier 1 Imports Inc.	5,639	28,872
Signet Jewelers Ltd.	5,091	447,550
Staples Inc.	43,390	403,093
Tiffany & Co.	8,644	557,711
Tractor Supply Co.	9,020	826,683
Ulta Salon Cosmetics & Fragrance Inc.[a]	4,077	1,064,953

		12,027,135
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.96%
EMC Corp.	131,697	3,724,391
HP Inc.	117,264	1,642,869
Lexmark International Inc. Class A	4,110	150,714
Super Micro Computer Inc.[a,b]	2,577	55,534

		5,573,508
TEXTILES, APPAREL & LUXURY GOODS — 1.61%
Columbia Sportswear Co.	1,869	107,000
Deckers Outdoor Corp.[a,b]	2,074	136,905
Hanesbrands Inc.	26,403	703,904
Michael Kors Holdings Ltd.[a]	12,097	625,657
NIKE Inc. Class B	91,291	5,066,651
PVH Corp.	5,522	558,053
Under Armour Inc. Class Aa,b	12,246	483,227
VF Corp.	23,167	1,446,316
Wolverine World Wide Inc.	6,935	169,838

		9,297,551
THRIFTS & MORTGAGE FINANCE — 0.09%
New York Community Bancorp. Inc.	32,694	472,428

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2016

Security	Shares	Value
PHH Corp.[a]	3,607	$52,698

		525,126
TRADING COMPANIES & DISTRIBUTORS — 0.44%
Air Lease Corp.	6,532	188,187
Applied Industrial Technologies Inc.	2,511	117,891
Fastenal Co.	19,451	831,530
H&E Equipment Services Inc.	2,153	40,089
United Rentals Inc.[a,b]	6,136	488,855
WW Grainger Inc.[b]	3,950	864,458

		2,531,010
TRANSPORTATION INFRASTRUCTURE — 0.01%
Wesco Aircraft Holdings Inc.[a,b]	3,965	50,950

		50,950
WATER UTILITIES — 0.17%
American Water Works Co. Inc.	11,998	990,795

		990,795
WIRELESS TELECOMMUNICATION SERVICES — 0.06%
Sprint Corp.[a,b]	53,548	328,785

		328,785

TOTAL COMMON STOCKS (Cost: $484,043,064)		578,382,052

SHORT-TERM INVESTMENTS — 2.33%

MONEY MARKET FUNDS — 2.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	12,312,279	12,312,279
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	680,308	680,308
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	482,514	482,514

		13,475,101

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,475,101)		13,475,101

TOTAL INVESTMENTS IN SECURITIES — 102.22%
(Cost: $497,518,165)[g]		591,857,153
Other Assets, Less Liabilities — (2.22)%		(12,839,385)

NET ASSETS — 100.00%		$579,017,768

NVS —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $504,286,302. Net unrealized appreciation was $87,570,851, of which $102,387,555 represented gross unrealized appreciation on securities and $14,816,704 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	7,496	1,121	(297)	8,320	$3,047,200	$17,993	$31,789
PNC Financial Services Group Inc. (The)	30,943	4,599	(1,639)	33,903	2,802,083	18,000	18,450

					$5,849,283	$35,993	$50,239

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$578,382,052	$—	$—	$578,382,052
Money market funds	13,475,101	—	—	13,475,101

Total	$591,857,153	$—	$—	$591,857,153

80

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG SELECT ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.35%
Rockwell Collins Inc.	65,601	$5,551,157

		5,551,157
AIR FREIGHT & LOGISTICS — 1.06%
Expeditors International of Washington Inc.	67,202	3,321,795
United Parcel Service Inc. Class B	9,572	1,034,733

		4,356,528
AUTO COMPONENTS — 0.21%
Johnson Controls Inc.	18,691	858,291

		858,291
AUTOMOBILES — 0.60%
Tesla Motors Inc.[a,b]	10,530	2,472,339

		2,472,339
BANKS — 0.65%
Comerica Inc.	8,785	397,434
PNC Financial Services Group Inc. (The)[c]	4,436	366,635
Signature Bank/New York NYa	15,733	1,891,736

		2,655,805
BEVERAGES — 2.92%
Coca-Cola Co. (The)	104,232	4,547,642
PepsiCo Inc.	68,026	7,409,392

		11,957,034
BIOTECHNOLOGY — 2.68%
AbbVie Inc.	12,735	843,439
Amgen Inc.	4,879	839,334
Biogen Inc.[a]	6,728	1,950,649
Celgene Corp.[a]	20,982	2,353,971
Gilead Sciences Inc.	42,230	3,356,018
Vertex Pharmaceuticals Inc.[a]	17,164	1,664,908

		11,008,319
BUILDING PRODUCTS — 0.26%
Masco Corp.	29,447	1,074,227

		1,074,227
CAPITAL MARKETS — 4.75%
BlackRock Inc.[c]	16,476	6,034,335
Franklin Resources Inc.	48,436	1,752,899
Northern Trust Corp.	98,763	6,675,391
State Street Corp.	64,937	4,271,556
T Rowe Price Group Inc.	10,540	745,072

		19,479,253

Security	Shares	Value
CHEMICALS — 3.60%
Ecolab Inc.	99,731	$11,806,156
International Flavors & Fragrances Inc.	22,019	2,934,032

		14,740,188
COMMERCIAL SERVICES & SUPPLIES — 0.11%
Tyco International PLC	9,658	440,115

		440,115
COMMUNICATIONS EQUIPMENT — 2.15%
Cisco Systems Inc.	230,546	7,038,569
Motorola Solutions Inc.	25,494	1,768,774

		8,807,343
CONSUMER FINANCE — 0.97%
American Express Co.	61,825	3,985,240

		3,985,240
CONTAINERS & PACKAGING — 1.23%
Ball Corp.	71,265	5,036,298

		5,036,298
DISTRIBUTORS — 0.30%
LKQ Corp.[a]	35,877	1,233,810

		1,233,810
ELECTRIC UTILITIES — 0.97%
Edison International	12,470	964,928
Eversource Energy	51,238	2,996,911

		3,961,839
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.78%
Corning Inc.[b]	40,624	902,665
Flextronics International Ltd.[a]	73,008	925,012
TE Connectivity Ltd.	22,557	1,359,736

		3,187,413
ENERGY EQUIPMENT & SERVICES — 1.17%
Baker Hughes Inc.	32,223	1,541,226
Core Laboratories NV	5,244	612,552
FMC Technologies Inc.[a]	38,032	965,252
National Oilwell Varco Inc.	12,691	410,554
Schlumberger Ltd.	15,522	1,249,831

		4,779,415
FOOD & STAPLES RETAILING — 0.15%
Whole Foods Market Inc.	20,583	627,370

		627,370
FOOD PRODUCTS — 5.40%
Bunge Ltd.	43,961	2,894,392

81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

July 31, 2016

Security	Shares	Value
Campbell Soup Co.	61,057	$3,802,019
General Mills Inc.	72,665	5,223,887
Kellogg Co.	106,481	8,807,044
Mondelez International Inc.	31,878	1,401,994

		22,129,336
HEALTH CARE PROVIDERS & SERVICES — 6.65%
AmerisourceBergen Corp.	31,649	2,696,178
Cardinal Health Inc.	98,445	8,230,002
Centene Corp.[a,b]	6,883	485,596
Henry Schein Inc.[a]	46,076	8,338,835
Patterson Companies Inc.	141,939	7,006,109
Quest Diagnostics Inc.	5,653	488,193

		27,244,913
HOTELS, RESTAURANTS & LEISURE — 1.00%
Hilton Worldwide Holdings Inc.	30,393	704,813
Marriott International Inc./MD Class A	47,531	3,407,973

		4,112,786
HOUSEHOLD PRODUCTS — 2.49%
Clorox Co. (The)	25,954	3,401,791
Kimberly-Clark Corp.	3,074	398,237
Procter & Gamble Co. (The)	74,785	6,400,848

		10,200,876
INDUSTRIAL CONGLOMERATES — 4.64%
3M Co.	106,564	19,006,755

		19,006,755
INSURANCE — 3.66%
Chubb Ltd.	71,531	8,959,973
Marsh & McLennan Companies Inc.	92,168	6,060,046

		15,020,019
INTERNET & CATALOG RETAIL — 0.71%
Amazon.com Inc.[a]	2,929	2,222,554
Netflix Inc.[a]	7,619	695,234

		2,917,788
INTERNET SOFTWARE & SERVICES — 2.40%
Alphabet Inc. Class Aa	11,308	8,948,473
Facebook Inc. Class Aa	7,032	871,546

		9,820,019
IT SERVICES — 4.19%
Accenture PLC Class A	103,518	11,677,866
International Business Machines Corp.	34,154	5,485,815

		17,163,681
LEISURE PRODUCTS — 0.22%
Mattel Inc.	26,467	883,468

		883,468

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 4.00%
Agilent Technologies Inc.	140,015	$6,736,122
Mettler-Toledo International Inc.[a]	5,649	2,322,925
Waters Corp.[a]	46,167	7,337,321

		16,396,368
MACHINERY — 4.11%
Caterpillar Inc.	51,084	4,227,712
Cummins Inc.	63,099	7,746,664
Deere & Co.	21,308	1,655,844
Ingersoll-Rand PLC	18,931	1,254,368
Parker-Hannifin Corp.	3,904	445,798
Xylem Inc./NY	32,217	1,540,295

		16,870,681
MEDIA — 3.24%
Charter Communications Inc.[a]	22,708	5,333,428
Liberty Global PLC Series Aa,b	14,990	475,333
Scripps Networks Interactive Inc. Class A	14,129	933,362
Time Warner Inc.	17,576	1,347,200
Walt Disney Co. (The)	53,948	5,176,311

		13,265,634
MULTI-UTILITIES — 1.36%
Sempra Energy	49,808	5,572,519

		5,572,519
MULTILINE RETAIL — 0.11%
Nordstrom Inc.	10,500	464,415

		464,415
OIL, GAS & CONSUMABLE FUELS — 2.89%
ConocoPhillips	55,148	2,251,141
Hess Corp.	50,088	2,687,221
Marathon Oil Corp.	96,275	1,313,191
Noble Energy Inc.	17,230	615,456
Phillips 66	11,301	859,554
Spectra Energy Corp.	114,962	4,135,183

		11,861,746
PHARMACEUTICALS — 2.28%
Merck & Co. Inc.	119,597	7,015,560
Zoetis Inc.	46,271	2,335,297

		9,350,857
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.03%
American Tower Corp.	24,158	2,796,772
HCP Inc.	32,287	1,266,619
Liberty Property Trust	125,980	5,213,052
Prologis Inc.	133,315	7,264,334

		16,540,777

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

July 31, 2016

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.81%
CBRE Group Inc. Class Aa	116,676	$3,319,432

		3,319,432
ROAD & RAIL — 1.05%
CSX Corp.	15,255	432,174
Norfolk Southern Corp.	43,268	3,884,601

		4,316,775
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.58%
Applied Materials Inc.	67,701	1,779,860
Intel Corp.	170,442	5,941,608
Texas Instruments Inc.	41,115	2,867,771

		10,589,239
SOFTWARE — 6.79%
Autodesk Inc.[a]	28,279	1,681,186
CA Inc.	56,865	1,970,372
Microsoft Corp.	283,248	16,054,497
Oracle Corp.	125,946	5,168,824
salesforce.com inc.[a]	19,375	1,584,875
Symantec Corp.	67,562	1,380,292

		27,840,046
SPECIALTY RETAIL — 1.65%
Best Buy Co. Inc.	46,793	1,572,245
Gap Inc. (The)	22,554	581,667
Signet Jewelers Ltd.	11,612	1,020,811
Tiffany & Co.	55,669	3,591,764

		6,766,487
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.12%
Apple Inc.	127,576	13,294,695
EMC Corp.	89,108	2,519,974
Hewlett Packard Enterprise Co.	147,046	3,090,907
HP Inc.	149,530	2,094,915

		21,000,491
TEXTILES, APPAREL & LUXURY GOODS — 2.38%
Hanesbrands Inc.	43,968	1,172,187
NIKE Inc. Class B	123,158	6,835,269
PVH Corp.	12,906	1,304,281
VF Corp.	7,345	458,548

		9,770,285
TRADING COMPANIES & DISTRIBUTORS — 0.15%
WW Grainger Inc.	2,789	610,373

		610,373

TOTAL COMMON STOCKS
(Cost: $345,049,255)		409,247,750

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.16%
MONEY MARKET FUNDS — 1.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	3,935,766	$3,935,766
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	217,469	217,469
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	619,164	619,164

		4,772,399

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,772,399)		4,772,399

TOTAL INVESTMENTS IN SECURITIES — 100.98%
(Cost: $349,821,654)[g]		414,020,149
Other Assets, Less Liabilities — (0.98)%		(4,019,725)

NET ASSETS — 100.00%		$410,000,424

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $353,307,470. Net unrealized appreciation was $60,712,679, of which $70,544,868 represented gross unrealized appreciation on securities and $9,832,189 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	13,444	3,594	(562)	16,476	$6,034,335	$36,182	$23,471
PNC Financial Services Group Inc. (The)	—	4,436	—	4,436	366,635	2,386	—

					$6,400,970	$38,568	$23,471

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

July 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$409,247,750	$—	$—	$409,247,750
Money market funds	4,772,399	—	—	4,772,399

Total	$414,020,149	$—	$—	$414,020,149

84

Schedule of Investments (Unaudited)

iSHARES® REAL ESTATE 50 ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%

DIVERSIFIED REITS — 3.82%
Liberty Property Trust	16,212	$670,852
Spirit Realty Capital Inc.	50,521	690,622
VEREIT Inc.	99,366	1,098,988
WP Carey Inc.	9,780	710,517

		3,170,979
HEALTH CARE REITS — 10.28%
HCP Inc.	51,054	2,002,848
Omega Healthcare Investors Inc.	18,293	631,109
Ventas Inc.	36,894	2,809,847
Welltower Inc.	38,987	3,092,839

		8,536,643
HOTEL & RESORT REITS — 2.40%
Hospitality Properties Trust	16,703	532,993
Host Hotels & Resorts Inc.[a]	82,044	1,455,460

		1,988,453
INDUSTRIAL REITS — 5.09%
Duke Realty Corp.	37,879	1,090,537
Prologis Inc.	57,529	3,134,755

		4,225,292
MORTGAGE REITS — 3.02%
American Capital Agency Corp.	36,530	715,623
Annaly Capital Management Inc.	111,771	1,227,245
Starwood Property Trust Inc.	25,926	565,187

		2,508,055
OFFICE REITS — 8.82%
Alexandria Real Estate Equities Inc.[a]	8,053	904,352
Boston Properties Inc.	16,842	2,393,753
Kilroy Realty Corp.	10,117	740,666
SL Green Realty Corp.	10,933	1,288,126
Vornado Realty Trust	18,602	1,997,855

		7,324,752
RESIDENTIAL REITS — 14.74%
American Campus Communities Inc.	14,298	773,093
Apartment Investment & Management Co. Class A	17,150	788,386
AvalonBay Communities Inc.	15,027	2,789,763
Camden Property Trust	9,482	849,492
Equity Lifestyle Properties Inc.	8,376	688,842
Equity Residential	39,559	2,689,616
Essex Property Trust Inc.	7,202	1,684,404
Mid-America Apartment Communities Inc.	8,259	875,619
UDR Inc.	29,328	1,091,881

		12,231,096

Security	Shares	Value
RETAIL REITS — 24.10%
Brixmor Property Group Inc.	25,380	$720,792
DDR Corp.	34,077	672,680
Federal Realty Investment Trust	7,775	1,319,417
General Growth Properties Inc.[a]	55,297	1,766,739
Kimco Realty Corp.	46,071	1,478,879
Macerich Co. (The)	16,374	1,461,216
National Retail Properties Inc.	15,806	840,247
Realty Income Corp.	28,283	2,021,386
Regency Centers Corp.	10,712	909,770
Simon Property Group Inc.	34,118	7,746,151
Taubman Centers Inc.	6,614	535,205
Weingarten Realty Investors	12,391	535,167

		20,007,649
SPECIALIZED REITS — 27.59%
American Tower Corp.	46,387	5,370,223
Crown Castle International Corp.	37,057	3,595,641
CubeSmart	19,476	578,632
Digital Realty Trust Inc.	17,491	1,827,110
Equinix Inc.	7,622	2,842,015
Extra Space Storage Inc.	12,921	1,111,465
Iron Mountain Inc.	26,329	1,085,018
Public Storage	15,920	3,803,606
Weyerhaeuser Co.	82,014	2,683,498

		22,897,208

TOTAL COMMON STOCKS
(Cost: $61,235,089)		82,890,128

SHORT-TERM INVESTMENTS — 5.12%

MONEY MARKET FUNDS — 5.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[b,c,d]	3,929,644	3,929,644
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[b,c,d]	217,130	217,130
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	98,052	98,052

		4,244,826

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,244,826)		4,244,826

85

Schedule of Investments (Unaudited) (Continued)

iSHARES® REAL ESTATE 50 ETF

July 31, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 104.98%
(Cost: $65,479,915)[e]	$87,134,954
Other Assets, Less Liabilities — (4.98)%	(4,130,642)

NET ASSETS — 100.00%	$83,004,312

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $66,381,177. Net unrealized appreciation was $20,753,777, of which $23,179,794 represented gross unrealized appreciation on securities and $2,426,017 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$82,890,128	$—	$—	$82,890,128
Money market funds	4,244,826	—	—	4,244,826

Total	$87,134,954	$—	$—	$87,134,954

86

Schedule of Investments (Unaudited)

iSHARES® SELECT DIVIDEND ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 4.05%
Lockheed Martin Corp.	2,626,471	$663,788,016

		663,788,016
BANKS — 5.30%
Bank of Hawaii Corp.[a]	2,325,365	160,264,156
BB&T Corp.	2,783,986	102,645,564
FirstMerit Corp.	2,826,463	60,005,810
FNB Corp./PA	3,194,429	38,173,427
PacWest Bancorp.	4,902,827	202,731,896
People’s United Financial Inc.	3,755,802	56,937,958
Trustmark Corp.[a]	3,478,901	90,799,316
United Bankshares Inc./WV	3,133,312	120,005,850
Valley National Bancorp.	4,063,749	36,858,203

		868,422,180
BEVERAGES — 0.73%
Coca-Cola Co. (The)	2,732,685	119,227,047

		119,227,047
CAPITAL MARKETS — 1.21%
Federated Investors Inc. Class B	2,895,374	91,406,957
Waddell & Reed Financial Inc. Class Aa	5,876,295	107,301,147

		198,708,104
CHEMICALS — 0.92%
Huntsman Corp.	3,623,642	56,021,505
Olin Corp.	4,528,404	94,643,644

		150,665,149
COMMERCIAL SERVICES & SUPPLIES — 1.99%
Pitney Bowes Inc.	3,267,346	63,092,451
RR Donnelley & Sons Co.	5,663,787	101,495,063
Waste Management Inc.	2,451,116	162,067,790

		326,655,304
CONTAINERS & PACKAGING — 4.43%
International Paper Co.	3,927,436	179,915,843
Packaging Corp. of America	3,433,971	256,483,294
Sonoco Products Co.	2,619,509	133,411,593
WestRock Co.	3,622,325	155,433,966

		725,244,696
DISTRIBUTORS — 1.50%
Genuine Parts Co.	2,407,100	246,101,904

		246,101,904

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 3.02%
CME Group Inc.	4,841,679	$495,013,261

		495,013,261
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.29%
AT&T Inc.	4,389,486	190,020,849
CenturyLink Inc.	5,886,167	185,061,090

		375,081,939
ELECTRIC UTILITIES — 16.69%
Alliant Energy Corp.	5,697,521	229,325,220
American Electric Power Co. Inc.	3,003,552	208,146,153
Edison International	2,371,344	183,494,599
Entergy Corp.	3,882,333	315,983,083
Eversource Energy	2,694,885	157,623,824
Exelon Corp.	3,127,915	116,608,671
FirstEnergy Corp.	3,465,351	121,010,057
Great Plains Energy Inc.	2,958,889	88,115,714
IDACORP Inc.	2,373,428	191,891,654
NextEra Energy Inc.	2,572,930	330,081,190
OGE Energy Corp.	3,586,948	115,392,117
PG&E Corp.	2,739,285	175,149,883
Pinnacle West Capital Corp.	3,036,668	239,502,005
PPL Corp.	3,590,357	135,392,362
Xcel Energy Inc.	2,879,117	126,623,566

		2,734,340,098
ELECTRICAL EQUIPMENT — 2.41%
Eaton Corp. PLC	3,348,886	212,352,861
Emerson Electric Co.	3,269,399	182,759,404

		395,112,265
ENERGY EQUIPMENT & SERVICES — 1.44%
Helmerich & Payne Inc.	3,794,278	235,131,408

		235,131,408
FOOD & STAPLES RETAILING — 0.75%
Sysco Corp.	2,378,714	123,193,598

		123,193,598
FOOD PRODUCTS — 1.11%
General Mills Inc.	2,519,953	181,159,421

		181,159,421
GAS UTILITIES — 1.00%
New Jersey Resources Corp.	2,344,099	87,294,247
Questar Corp.	3,039,734	76,510,105

		163,804,352
HOTELS, RESTAURANTS & LEISURE — 2.81%
Darden Restaurants Inc.	2,570,729	158,254,077
McDonald’s Corp.	2,566,682	301,970,138

		460,224,215

87

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

July 31, 2016

Security	Shares	Value
HOUSEHOLD DURABLES — 3.91%
Garmin Ltd.	4,462,393	$242,441,812
Leggett & Platt Inc.	2,380,422	125,138,784
Tupperware Brands Corp.[a]	4,355,146	272,980,551

		640,561,147
HOUSEHOLD PRODUCTS — 1.90%
Kimberly-Clark Corp.	2,397,524	310,599,234

		310,599,234
INDUSTRIAL CONGLOMERATES — 0.51%
General Electric Co.	2,686,418	83,655,057

		83,655,057
INSURANCE — 3.76%
Arthur J Gallagher & Co.	3,179,498	156,399,507
Cincinnati Financial Corp.	2,580,581	192,769,401
Mercury General Corp.[a]	3,548,723	196,492,792
Old Republic International Corp.	3,587,553	69,526,777

		615,188,477
LEISURE PRODUCTS — 0.80%
Mattel Inc.	3,928,082	131,119,377

		131,119,377
MACHINERY — 3.26%
Caterpillar Inc.	3,691,163	305,480,650
PACCAR Inc.	3,885,632	229,135,719

		534,616,369
MEDIA — 1.79%
Cinemark Holdings Inc.	2,784,966	104,714,721
Meredith Corp.[a]	3,452,406	188,087,079

		292,801,800
METALS & MINING — 0.26%
Commercial Metals Co.	2,609,007	43,152,976

		43,152,976
MULTI-UTILITIES — 13.00%
Avista Corp.	2,981,204	129,682,374
Black Hills Corp.	2,466,392	155,506,016
CenterPoint Energy Inc.	4,442,500	106,264,600
CMS Energy Corp.	2,612,271	118,022,404
Dominion Resources Inc./VA	3,345,063	260,981,815
DTE Energy Co.	2,856,455	278,561,492
NiSource Inc.	2,365,584	60,700,885
NorthWestern Corp.[a]	2,786,141	169,230,204
Public Service Enterprise Group Inc.	3,142,072	144,566,733
SCANA Corp.	2,968,105	222,429,789
Sempra Energy	2,626,917	293,899,474
WEC Energy Group Inc.	2,933,949	190,442,629

		2,130,288,415

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 7.42%
Chevron Corp.	3,971,745	$407,024,428
ConocoPhillips	2,209,363	90,186,198
HollyFrontier Corp.	3,107,897	79,002,742
Occidental Petroleum Corp.	3,772,591	281,925,725
ONEOK Inc.	7,973,766	357,144,979

		1,215,284,072
PAPER & FOREST PRODUCTS — 0.92%
Domtar Corp.[a]	3,834,060	150,946,942

		150,946,942
PERSONAL PRODUCTS — 1.18%
Nu Skin Enterprises Inc. Class Aa	3,616,600	193,126,440

		193,126,440
PHARMACEUTICALS — 3.09%
Eli Lilly & Co.	2,396,794	198,670,255
Merck & Co. Inc.	3,048,474	178,823,485
Pfizer Inc.	3,509,506	129,465,676

		506,959,416
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.62%
Intel Corp.	2,934,092	102,282,447

		102,282,447
SPECIALTY RETAIL — 0.56%
Guess? Inc.	3,513,064	51,712,302
Staples Inc.	4,339,510	40,314,048

		92,026,350
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.24%
Seagate Technology PLC	6,330,908	202,778,983

		202,778,983
THRIFTS & MORTGAGE FINANCE — 0.33%
New York Community Bancorp. Inc.	3,781,432	54,641,692

		54,641,692
TOBACCO — 3.52%
Altria Group Inc.	3,111,924	210,677,255
Philip Morris International Inc.	3,655,996	366,550,159

		577,227,414

TOTAL COMMON STOCKS
(Cost: $13,039,806,283)		16,339,129,565

88

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

July 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	38,295,028	$38,295,028

		38,295,028

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,295,028)		38,295,028

TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $13,078,101,311)[d]		16,377,424,593
Other Assets, Less Liabilities — 0.05%		8,445,242

NET ASSETS — 100.00%		$16,385,869,835

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $13,220,803,509. Net unrealized appreciation was $3,156,621,084, of which $3,564,339,948 represented gross unrealized appreciation on securities and $407,718,864 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
Bank of Hawaii Corp.	2,132,779	231,248	(38,662)	2,325,365	$160,264,156	$1,043,187	$462,782
Domtar Corp.	3,514,204	383,585	(63,729)	3,834,060	150,946,942	1,523,946	(83,634)
Mercury General Corp.	3,548,723	—	—	3,548,723	196,492,792	2,200,208	—
Meredith Corp.	3,452,406	—	—	3,452,406	188,087,079	1,708,941	—
NorthWestern Corp.	2,562,768	273,316	(49,943)	2,786,141	169,230,204	1,320,794	262,021
Nu Skin Enterprises Inc. Class A	3,316,745	360,423	(60,568)	3,616,600	193,126,440	1,200,120	331,575
Trustmark Corp.	3,183,310	353,889	(58,298)	3,478,901	90,799,316	747,992	24,020
Tupperware Brands Corp.	3,997,321	434,083	(76,258)	4,355,146	272,980,551	2,805,581	(1,137,532)
Waddell & Reed Financial Inc. Class A	5,768,975	107,320	—	5,876,295	107,301,147	2,690,197	—

					$1,529,228,627	$15,240,966	$(140,768)

89

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

July 31, 2016

Schedule 2 — Futures Contracts

Futures contracts outstanding as of July 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	419	Sep. 2016	Chicago Mercantile	$43,984,936	$45,423,790	$1,438,854

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$16,339,129,565	$—	$—	$16,339,129,565
Money market funds	38,295,028	—	—	38,295,028

Total	$16,377,424,593	$—	$—	$16,377,424,593

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,438,854	$—	$—	$1,438,854

Total	$1,438,854	$—	$—	$1,438,854

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

90

Schedule of Investments (Unaudited)

iSHARES® TRANSPORTATION AVERAGE ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.96%

AIR FREIGHT & LOGISTICS — 29.87%
CH Robinson Worldwide Inc.	369,556	$25,728,489
Expeditors International of Washington Inc.	507,336	25,077,619
FedEx Corp.	413,031	66,869,719
United Parcel Service Inc. Class B	409,313	44,246,735

		161,922,562
AIRLINES — 19.78%
Alaska Air Group Inc.	372,163	25,016,797
American Airlines Group Inc.	451,331	16,022,250
Delta Air Lines Inc.	465,095	18,022,431
JetBlue Airways Corp.[a]	507,172	9,296,463
Southwest Airlines Co.	465,914	17,243,477
United Continental Holdings Inc.[a]	460,211	21,579,294

		107,180,712
MARINE — 7.47%
Kirby Corp.[a,b]	428,960	23,374,030
Matson Inc.	458,070	17,118,076

		40,492,106
ROAD & RAIL — 42.84%
Avis Budget Group Inc.[a]	464,089	17,045,989
CSX Corp.	593,717	16,820,003
JB Hunt Transport Services Inc.	405,781	33,732,574
Kansas City Southern	407,699	39,183,951
Landstar System Inc.	357,791	25,220,687
Norfolk Southern Corp.	406,937	36,534,804
Ryder System Inc.	391,402	25,793,392
Union Pacific Corp.	407,162	37,886,424

		232,217,824

TOTAL COMMON STOCKS (Cost: $652,873,110)		541,813,204

SHORT-TERM INVESTMENTS — 1.83%

MONEY MARKET FUNDS — 1.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	9,141,323	9,141,323
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	505,098	505,098

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	272,758	$272,758

		9,919,179

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,919,179)		9,919,179

TOTAL INVESTMENTS IN SECURITIES — 101.79% (Cost: $662,792,289)[f]		551,732,383
Other Assets, Less Liabilities — (1.79)%		(9,712,737)

NET ASSETS — 100.00%		$542,019,646

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $665,208,432. Net unrealized depreciation was $113,476,049, of which $ — represented gross unrealized appreciation on securities and $113,476,049 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$541,813,204	$—	$—	$541,813,204
Money market funds	9,919,179	—	—	9,919,179

Total	$551,732,383	$—	$—	$551,732,383

91

Schedule of Investments (Unaudited)

iSHARES® U.S. BASIC MATERIALS ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.94%

CHEMICALS — 79.39%
Air Products & Chemicals Inc.	212,981	$31,823,621
Albemarle Corp.	124,501	10,479,249
Ashland Inc.	69,100	7,824,884
Axalta Coating Systems Ltd.[a]	190,110	5,427,640
Axiall Corp.	77,366	2,526,000
Cabot Corp.	68,353	3,328,108
Celanese Corp. Series A	163,455	10,366,316
CF Industries Holdings Inc.	260,340	6,425,191
Chemours Co. (The)	212,286	1,974,260
Chemtura Corp.[a]	70,144	1,970,345
Dow Chemical Co. (The)	1,229,694	65,997,677
Eastman Chemical Co.	164,635	10,739,141
Ecolab Inc.	289,097	34,223,303
EI du Pont de Nemours & Co.	956,649	66,171,411
FMC Corp.	149,149	7,090,543
GCP Applied Technologies Inc.[a]	77,524	2,134,236
HB Fuller Co.	54,744	2,548,881
Huntsman Corp.	216,514	3,347,306
Ingevity Corp.[a]	49,259	1,885,142
International Flavors & Fragrances Inc.	88,266	11,761,444
LyondellBasell Industries NV Class A	361,508	27,207,092
Minerals Technologies Inc.	38,160	2,490,322
Monsanto Co.	478,421	51,081,010
Mosaic Co. (The)	387,561	10,464,147
NewMarket Corp.[b]	11,207	4,795,924
Olin Corp.	186,897	3,906,147
Platform Specialty Products Corp.[a,b]	180,257	1,658,364
PolyOne Corp.	92,044	3,227,983
PPG Industries Inc.	266,269	27,881,027
Praxair Inc.	312,414	36,408,728
RPM International Inc.	148,007	8,030,860
Scotts Miracle-Gro Co. (The) Class A	51,342	3,786,473
Sensient Technologies Corp.	49,101	3,625,127
Westlake Chemical Corp.	45,624	2,086,842
WR Grace & Co.	78,933	5,909,714

		480,604,458
METALS & MINING — 19.03%
Alcoa Inc.	1,452,236	15,422,746
Allegheny Technologies Inc.[b]	119,284	2,124,448
Carpenter Technology Corp.	51,068	2,004,419
Commercial Metals Co.	133,156	2,202,400
Compass Minerals International Inc.[b]	37,030	2,576,918
Freeport-McMoRan Inc.	1,381,148	17,899,678
Newmont Mining Corp.	581,018	25,564,792
Nucor Corp.	350,591	18,805,701
Reliance Steel & Aluminum Co.	80,884	6,344,541
Royal Gold Inc.	73,076	6,177,845
Steel Dynamics Inc.	271,561	7,283,266
Stillwater Mining Co.[a,b]	141,847	2,170,259
U.S. Steel Corp.	160,379	4,408,819
Worthington Industries Inc.	49,286	2,183,863

		115,169,695

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.83%
CONSOL Energy Inc.	258,006	$5,000,156

		5,000,156
PAPER & FOREST PRODUCTS — 0.69%
Domtar Corp.	68,604	2,700,939
KapStone Paper and Packaging Corp.	102,889	1,469,255

		4,170,194

TOTAL COMMON STOCKS (Cost: $668,707,346)		604,944,503

SHORT-TERM INVESTMENTS — 0.80%

MONEY MARKET FUNDS — 0.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	4,301,348	4,301,348
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	237,669	237,669
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	302,512	302,512

		4,841,529

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,841,529)		4,841,529

TOTAL INVESTMENTS IN SECURITIES — 100.74% (Cost: $673,548,875)[f]		609,786,032
Other Assets, Less Liabilities — (0.74)%		(4,455,441)

NET ASSETS — 100.00%		$605,330,591

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $683,115,621. Net unrealized depreciation was $73,329,589, of which $17,147,111 represented gross unrealized appreciation on securities and $90,476,700 represented gross unrealized depreciation on securities.

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. BASIC MATERIALS ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$604,944,503	$—	$—	$604,944,503
Money market funds	4,841,529	—	—	4,841,529

Total	$609,786,032	$—	$—	$609,786,032

93

Schedule of Investments (Unaudited)

iSHARES® U.S. CONSUMER GOODS ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.80%

AUTO COMPONENTS — 4.22%
Autoliv Inc.	34,447	$3,644,492
BorgWarner Inc.	85,112	2,824,016
Cooper Tire & Rubber Co.	19,989	659,437
Dana Holding Corp.	57,637	786,169
Delphi Automotive PLC	106,734	7,238,700
Gentex Corp.	112,939	1,995,632
Goodyear Tire & Rubber Co. (The)	103,995	2,981,537
Johnson Controls Inc.	253,514	11,641,363
Lear Corp.	28,840	3,271,898
Tenneco Inc.[a]	22,328	1,261,978
Visteon Corp.	13,309	932,828

		37,238,050
AUTOMOBILES — 5.89%
Ford Motor Co.	1,525,693	19,315,273
General Motors Co.	547,882	17,280,198
Harley-Davidson Inc.	70,780	3,745,678
Tesla Motors Inc.[a,b]	43,923	10,312,681
Thor Industries Inc.	17,874	1,368,076

		52,021,906
BEVERAGES — 18.99%
Brown-Forman Corp. Class A	10,907	1,152,434
Brown-Forman Corp. Class B	39,259	3,854,841
Coca-Cola Co. (The)	1,522,426	66,423,446
Constellation Brands Inc. Class A	68,980	11,356,178
Dr Pepper Snapple Group Inc.	72,649	7,156,653
Molson Coors Brewing Co.	71,996	7,355,111
Monster Beverage Corp.[a]	55,052	8,843,003
PepsiCo Inc.	564,778	61,515,620

		167,657,286
COMMERCIAL SERVICES & SUPPLIES — 0.19%
Herman Miller Inc.	23,305	763,705
HNI Corp.	17,261	899,816

		1,663,521
DISTRIBUTORS — 1.34%
Genuine Parts Co.	58,494	5,980,427
LKQ Corp.[a]	119,800	4,119,922
Pool Corp.	16,482	1,685,779

		11,786,128
DIVERSIFIED FINANCIAL SERVICES — 0.27%
Leucadia National Corp.	130,419	2,381,451

		2,381,451
FOOD PRODUCTS — 17.74%
Archer-Daniels-Midland Co.	229,735	10,356,454
B&G Foods Inc.	24,519	1,264,935

Security	Shares	Value
Bunge Ltd.	54,692	$3,600,921
Campbell Soup Co.	70,131	4,367,057
ConAgra Foods Inc.	170,635	7,978,893
Darling Ingredients Inc.[a]	64,498	1,017,778
Dean Foods Co.[b]	36,080	666,037
Flowers Foods Inc.	71,327	1,311,703
General Mills Inc.	232,411	16,708,027
Hain Celestial Group Inc. (The)[a,b]	40,491	2,137,520
Hershey Co. (The)	54,949	6,086,151
Hormel Foods Corp.	105,553	3,942,405
Ingredion Inc.	28,120	3,746,709
JM Smucker Co. (The)	46,796	7,214,071
Kellogg Co.	98,550	8,151,070
Kraft Heinz Co. (The)	232,971	20,126,365
Lancaster Colony Corp.	7,583	985,487
McCormick & Co. Inc./MD	45,093	4,610,759
Mead Johnson Nutrition Co.	72,978	6,509,638
Mondelez International Inc.	606,867	26,690,011
Pinnacle Foods Inc.	42,989	2,158,478
Post Holdings Inc.[a,b]	25,170	2,181,484
TreeHouse Foods Inc.[a,b]	22,073	2,277,713
Tyson Foods Inc. Class A	117,505	8,648,368
WhiteWave Foods Co. (The)[a]	69,146	3,836,911

		156,574,945
HOUSEHOLD DURABLES — 4.90%
DR Horton Inc.	128,946	4,239,744
GoPro Inc. Class Aa,b	30,626	387,113
Harman International Industries Inc.	27,619	2,282,434
Leggett & Platt Inc.	52,528	2,761,397
Lennar Corp. Class A	71,678	3,354,530
Lennar Corp. Class B	3,926	147,382
Mohawk Industries Inc.[a]	24,928	5,208,456
Newell Brands Inc.	178,567	9,367,625
NVR Inc.[a]	1,426	2,431,330
PulteGroup Inc.	123,165	2,608,635
Tempur Sealy International Inc.[a,b]	23,886	1,806,498
Toll Brothers Inc.[a]	59,783	1,674,522
Tupperware Brands Corp.	19,754	1,238,181
Whirlpool Corp.	29,717	5,716,362

		43,224,209
HOUSEHOLD PRODUCTS — 16.71%
Church & Dwight Co. Inc.	50,176	4,929,290
Clorox Co. (The)	50,573	6,628,603
Colgate-Palmolive Co.	349,170	25,988,723
Energizer Holdings Inc.	24,225	1,248,315
Kimberly-Clark Corp.	140,820	18,243,231
Procter & Gamble Co. (The)	1,040,817	89,083,527
Spectrum Brands Holdings Inc.	10,656	1,372,173

		147,493,862
LEISURE PRODUCTS — 1.50%
Brunswick Corp./DE	35,505	1,761,758
Hasbro Inc.	43,839	3,561,042
Mattel Inc.	132,980	4,438,872
Polaris Industries Inc.	23,529	2,323,489
Vista Outdoor Inc.[a]	23,673	1,184,834

		13,269,995

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

July 31, 2016

Security	Shares	Value
MACHINERY — 1.75%
Middleby Corp. (The)[a]	22,499	$2,708,430
Snap-on Inc.	22,711	3,569,488
Stanley Black & Decker Inc.	58,699	7,143,668
WABCO Holdings Inc.[a]	20,491	2,054,632

		15,476,218

PERSONAL PRODUCTS — 1.55%
Avon Products Inc.	170,898	695,555
Edgewell Personal Care Co.[a]	23,237	1,966,083
Estee Lauder Companies Inc. (The) Class A	87,022	8,084,344
Herbalife Ltd.[a,b]	25,453	1,731,058
Nu Skin Enterprises Inc. Class A	21,938	1,171,489

		13,648,529

SOFTWARE — 2.08%
Activision Blizzard Inc.	199,164	7,998,426
Electronic Arts Inc.[a]	117,929	9,000,341
Take-Two Interactive Software Inc.[a]	33,130	1,331,164

		18,329,931

TEXTILES, APPAREL & LUXURY GOODS — 8.08%
Carter’s Inc.	19,874	2,012,242
Coach Inc.	108,785	4,689,721
Deckers Outdoor Corp.[a,b]	12,473	823,343
Fossil Group Inc.[a,b]	16,300	515,080
G-III Apparel Group Ltd.[a,b]	15,757	630,753
Hanesbrands Inc.	147,470	3,931,550
Kate Spade & Co.[a,b]	50,146	1,087,667
lululemon athletica Inc.[a,b]	42,373	3,290,263
Michael Kors Holdings Ltd.[a,b]	68,965	3,566,870
NIKE Inc. Class B	520,618	28,894,299
PVH Corp.	31,687	3,202,288
Ralph Lauren Corp.	22,322	2,189,565
Skechers U.S.A. Inc. Class Aa	52,063	1,250,553
Steven Madden Ltd.[a]	21,740	761,335
Under Armour Inc. Class Aa,b	71,606	2,825,573
Under Armour Inc. Class Ca	72,120	2,574,684
VF Corp.	130,444	8,143,619
Wolverine World Wide Inc.	38,799	950,188

		71,339,593

TOBACCO — 14.59%
Altria Group Inc.	764,980	51,789,146
Philip Morris International Inc.	606,561	60,813,806
Reynolds American Inc.	323,701	16,204,472

		128,807,424

TOTAL COMMON STOCKS
(Cost: $856,143,476)		880,913,048

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.85%

MONEY MARKET FUNDS — 2.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	23,115,626	$23,115,626
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	1,277,240	1,277,240
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	730,110	730,110

		25,122,976

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,122,976)		25,122,976

TOTAL INVESTMENTS IN SECURITIES — 102.65%
(Cost: $881,266,452)[f]		906,036,024
Other Assets, Less Liabilities — (2.65)%		(23,374,467)

NET ASSETS — 100.00%		$882,661,557

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $883,957,148. Net unrealized appreciation was $22,078,876, of which $57,177,049 represented gross unrealized appreciation on securities and $35,098,173 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$880,913,048	$—	$—	$880,913,048
Money market funds	25,122,976	—	—	25,122,976

Total	$906,036,024	$—	$—	$906,036,024

95

Schedule of Investments (Unaudited)

iSHARES® U.S. CONSUMER SERVICES ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.96%

AIRLINES — 3.69%
Alaska Air Group Inc.	37,842	$2,543,739
Allegiant Travel Co.	4,023	522,065
American Airlines Group Inc.	176,834	6,277,607
Delta Air Lines Inc.	235,949	9,143,024
JetBlue Airways Corp.[a,b]	99,189	1,818,134
Southwest Airlines Co.	195,407	7,232,013
Spirit Airlines Inc.[a]	22,059	943,022
United Continental Holdings Inc.[a]	102,728	4,816,916

		33,296,520
COMMERCIAL SERVICES & SUPPLIES — 0.46%
Copart Inc.[a]	30,665	1,546,743
KAR Auction Services Inc.	42,266	1,807,717
Rollins Inc.	29,196	822,743

		4,177,203
DIVERSIFIED CONSUMER SERVICES — 0.88%
Apollo Education Group Inc.[a]	32,585	292,939
DeVry Education Group Inc.	18,141	404,000
Graham Holdings Co. Class B	1,336	672,329
Grand Canyon Education Inc.[a]	14,659	616,558
H&R Block Inc.	69,055	1,642,819
Houghton Mifflin Harcourt Co.[a,b]	32,431	549,705
Service Corp. International/U.S.	59,660	1,653,775
ServiceMaster Global Holdings Inc.[a]	41,768	1,580,083
Sotheby’sb	16,437	532,394

		7,944,602
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.09%
Dolby Laboratories Inc. Class A	15,852	797,514

		797,514
FOOD & STAPLES RETAILING — 14.92%
Casey’s General Stores Inc.	12,044	1,608,356
Costco Wholesale Corp.	133,850	22,382,397
CVS Health Corp.	328,134	30,424,585
Kroger Co. (The)	291,560	9,968,436
Rite Aid Corp.[a]	321,443	2,250,101
Sprouts Farmers Market Inc.[a,b]	43,886	1,015,083
Sysco Corp.	160,341	8,304,060
United Natural Foods Inc.[a]	15,725	785,936
Wal-Mart Stores Inc.	466,562	34,045,029
Walgreens Boots Alliance Inc.	264,058	20,926,597
Whole Foods Market Inc.	98,392	2,998,988

		134,709,568
HEALTH CARE PROVIDERS & SERVICES — 3.21%
AmerisourceBergen Corp.	56,154	4,783,759
Cardinal Health Inc.	99,690	8,334,084
Chemed Corp.	5,173	761,155
McKesson Corp.	68,758	13,377,557
VCA Inc.[a]	24,880	1,774,939

		29,031,494

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 14.48%
Aramark	70,061	$2,511,687
Bloomin’ Brands Inc.	35,911	645,680
Brinker International Inc.	17,315	816,229
Buffalo Wild Wings Inc.[a,b]	5,851	982,734
Carnival Corp.	134,255	6,272,394
Cheesecake Factory Inc. (The)[b]	13,896	718,840
Chipotle Mexican Grill Inc.[a,b]	8,943	3,791,742
Choice Hotels International Inc.	11,013	531,818
Cracker Barrel Old Country Store Inc.[b]	7,380	1,161,686
Darden Restaurants Inc.	34,969	2,152,692
Domino’s Pizza Inc.	15,421	2,271,513
Dunkin’ Brands Group Inc.	28,275	1,281,140
Hilton Worldwide Holdings Inc.	160,664	3,725,798
Hyatt Hotels Corp. Class Aa	7,867	396,811
J Alexander’s Holdings Inc.[a]	5,859	56,071
Jack in the Box Inc.	10,105	893,181
Las Vegas Sands Corp.	112,033	5,674,471
Marriott International Inc./MD Class Ab	58,373	4,185,344
Marriott Vacations Worldwide Corp.	7,600	579,880
McDonald’s Corp.	268,199	31,553,612
MGM Resorts International[a]	145,336	3,485,157
Norwegian Cruise Line Holdings Ltd.[a]	48,091	2,048,677
Panera Bread Co. Class Aa	7,024	1,540,504
Royal Caribbean Cruises Ltd.	51,388	3,722,547
Six Flags Entertainment Corp.	26,708	1,506,064
Starbucks Corp.	447,574	25,981,671
Starwood Hotels & Resorts Worldwide Inc.	51,599	4,027,818
Vail Resorts Inc.	11,162	1,596,947
Wendy’s Co. (The)	66,536	642,738
Wyndham Worldwide Corp.	34,358	2,440,105
Wynn Resorts Ltd.	24,976	2,446,399
Yum! Brands Inc.	124,554	11,137,619

		130,779,569
INTERNET & CATALOG RETAIL — 15.09%
Amazon.com Inc.[a]	118,185	89,679,960
Expedia Inc.	35,893	4,186,918
Groupon Inc.[a,b]	131,884	635,681
HSN Inc.	10,032	513,237
Liberty Interactive Corp. QVC Group Series Aa	138,292	3,707,609
Liberty TripAdvisor Holdings Inc. Class Aa	21,324	504,739
Liberty Ventures Series Aa	41,593	1,568,472
Netflix Inc.[a,b]	130,872	11,942,070
Priceline Group Inc. (The)[a]	15,167	20,487,735
Shutterfly Inc.[a]	10,826	575,835
TripAdvisor Inc.[a]	35,093	2,455,457

		136,257,713
INTERNET SOFTWARE & SERVICES — 0.06%
Yelp Inc.[a]	18,020	579,703

		579,703
IT SERVICES — 0.06%
Acxiom Corp.[a]	24,361	559,085

		559,085

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

July 31, 2016

Security	Shares	Value
MEDIA — 22.41%
AMC Networks Inc. Class Aa	18,887	$1,045,584
Cable One Inc.	1,363	714,048
CBS Corp. Class A	2,301	126,555
CBS Corp. Class B NVS	127,132	6,638,833
Charter Communications Inc.[a]	66,105	15,526,081
Cinemark Holdings Inc.	32,703	1,229,633
Comcast Corp. Class A	738,595	49,670,514
Discovery Communications Inc. Class Aa,b	46,265	1,160,789
Discovery Communications Inc. Class C NVS[a]	73,395	1,801,113
DISH Network Corp. Class Aa	69,273	3,700,564
DreamWorks Animation SKG Inc. Class Aa	22,246	911,419
Gannett Co. Inc.	36,378	464,183
Interpublic Group of Companies Inc. (The)	123,310	2,843,529
John Wiley & Sons Inc. Class A	15,028	867,116
Liberty Braves Group Class Aa	4,900	80,801
Liberty Braves Group Class Ca,b	11,312	180,766
Liberty Broadband Corp. Class Aa	7,854	493,310
Liberty Broadband Corp. Class Ca,b	20,312	1,285,953
Liberty Global PLC Series Aa	87,637	2,778,969
Liberty Global PLC Series C NVS[a]	200,642	6,209,870
Liberty Global PLC LiLAC Class Aa	16,482	566,157
Liberty Global PLC LiLAC Class Ca,b	35,139	1,229,865
Liberty Media Group Class Aa	8,832	200,486
Liberty Media Group Class Ca,b	15,666	351,232
Liberty SiriusXM Group Class Aa	30,466	1,089,160
Liberty SiriusXM Group Class Ca	59,578	2,100,124
Lions Gate Entertainment Corp.	29,818	596,062
Live Nation Entertainment Inc.[a]	45,224	1,240,042
Madison Square Garden Co. (The)[a]	6,218	1,136,588
Meredith Corp.	12,302	670,213
MSG Networks Inc. Class Aa	19,523	313,344
New York Times Co. (The) Class A	38,914	505,104
News Corp. Class A	117,394	1,522,600
News Corp. Class B	34,194	459,567
Omnicom Group Inc.	72,818	5,992,193
Regal Entertainment Group Class Ab	21,506	505,821
Scripps Networks Interactive Inc. Class A	29,211	1,929,679
Sinclair Broadcast Group Inc. Class A	21,509	598,380
Sirius XM Holdings Inc.[a,b]	639,066	2,805,500
Starz Series Aa,b	24,871	751,850
TEGNA Inc.	67,008	1,467,475
Time Inc.	31,900	520,927
Time Warner Inc.	240,297	18,418,765
Tribune Media Co.	24,235	897,907
Twenty-First Century Fox Inc. Class A	335,013	8,924,746
Twenty-First Century Fox Inc. Class B	132,400	3,578,772
Viacom Inc. Class A	3,495	173,492
Viacom Inc. Class B NVS	106,054	4,822,275
Walt Disney Co. (The)	429,818	41,241,037

		202,338,993
MULTILINE RETAIL — 4.25%
Big Lots Inc.[b]	13,828	735,373
Dillard’s Inc. Class A	6,841	462,999
Dollar General Corp.	86,816	8,224,948
Dollar Tree Inc.[a]	72,118	6,944,242
JC Penney Co. Inc.[a,b]	95,675	924,221
Kohl’s Corp.	56,481	2,349,045
Macy’s Inc.	94,533	3,387,117
Nordstrom Inc.[b]	39,577	1,750,491
Target Corp.	180,070	13,564,673

		38,343,109

Security	Shares	Value
PROFESSIONAL SERVICES — 1.20%
Dun & Bradstreet Corp. (The)	11,176	$1,444,498
IHS Markit Ltd.[a]	99,862	3,469,206
Nielsen Holdings PLC	110,506	5,951,853

		10,865,557
ROAD & RAIL — 0.24%
Avis Budget Group Inc.[a]	29,360	1,078,393
Hertz Global Holdings Inc.[a]	23,207	1,129,717

		2,208,110
SPECIALTY RETAIL — 18.92%
Aaron’s Inc.	20,406	488,724
Abercrombie & Fitch Co. Class A	21,430	443,815
Advance Auto Parts Inc.	22,528	3,826,606
American Eagle Outfitters Inc.[b]	51,842	929,009
Asbury Automotive Group Inc.[a]	7,044	428,275
Ascena Retail Group Inc.[a]	54,267	441,191
AutoNation Inc.[a]	22,022	1,174,874
AutoZone Inc.[a]	9,138	7,438,058
Bed Bath & Beyond Inc.	47,418	2,131,439
Best Buy Co. Inc.	86,517	2,906,971
Burlington Stores Inc.[a]	22,068	1,688,423
Cabela’s Inc.[a]	15,095	779,355
CarMax Inc.[a,b]	59,435	3,462,683
Chico’s FAS Inc.	41,911	503,351
CST Brands Inc.	23,427	1,047,655
Dick’s Sporting Goods Inc.	27,604	1,415,809
DSW Inc. Class A	23,001	558,004
Foot Locker Inc.	41,787	2,491,341
GameStop Corp. Class A	32,338	1,000,861
Gap Inc. (The)	69,587	1,794,649
Genesco Inc.[a]	6,607	458,658
GNC Holdings Inc. Class A	21,455	437,896
Group 1 Automotive Inc.	6,671	415,737
Guess? Inc.	20,440	300,877
Home Depot Inc. (The)	380,027	52,534,932
L Brands Inc.	77,534	5,729,763
Lithia Motors Inc. Class A	7,482	645,622
Lowe’s Companies Inc.	270,749	22,277,228
Murphy USA Inc.[a]	11,518	882,739
O’Reilly Automotive Inc.[a]	29,512	8,577,072
Office Depot Inc.[a]	156,680	542,113
Restoration Hardware Holdings Inc.[a,b]	12,128	373,664
Ross Stores Inc.	123,002	7,605,214
Sally Beauty Holdings Inc.[a]	45,120	1,323,370
Signet Jewelers Ltd.	23,970	2,107,203
Staples Inc.	198,836	1,847,186
Tailored Brands Inc.	15,378	225,288
Tiffany & Co.	33,671	2,172,453
TJX Companies Inc. (The)	202,017	16,508,829
Tractor Supply Co.	40,970	3,754,900
Ulta Salon Cosmetics & Fragrance Inc.[a]	19,109	4,991,462
Urban Outfitters Inc.[a]	27,066	809,273
Williams-Sonoma Inc.	25,350	1,370,928

		170,843,500

TOTAL COMMON STOCKS
(Cost: $864,768,756)		902,732,240

97

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

July 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.24%

MONEY MARKET FUNDS — 3.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	27,085,954	$27,085,954
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	1,496,619	1,496,619
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	652,591	652,591

		29,235,164

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,235,164)		29,235,164

TOTAL INVESTMENTS IN SECURITIES — 103.20%
(Cost: $894,003,920)[f]		931,967,404
Other Assets, Less Liabilities — (3.20)%		(28,941,782)

NET ASSETS — 100.00%		$903,025,622

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $902,303,034. Net unrealized appreciation was $29,664,370, of which $103,104,003 represented gross unrealized appreciation on securities and $73,439,633 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$902,732,240	$—	$—	$902,732,240
Money market funds	29,235,164	—	—	29,235,164

Total	$931,967,404	$—	$—	$931,967,404

98

Schedule of Investments (Unaudited)

iSHARES® U.S. ENERGY ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.98%

ELECTRIC UTILITIES — 0.57%
OGE Energy Corp.	226,783	$7,295,609

		7,295,609

ELECTRICAL EQUIPMENT — 0.11%
Solarcity Corp.[a,b]	53,827	1,437,181

		1,437,181

ENERGY EQUIPMENT & SERVICES — 16.83%
Archrock Inc.	62,571	557,508
Atwood Oceanics Inc.[b]	52,330	558,884
Baker Hughes Inc.	393,354	18,814,122
Bristow Group Inc.	31,417	339,618
Core Laboratories NVb	41,309	4,825,304
Diamond Offshore Drilling Inc.	58,023	1,318,283
Dril-Quip Inc.[a,b]	33,930	1,846,810
Ensco PLC Class A	271,050	2,485,528
Exterran Corp.[a]	31,654	402,639
FMC Technologies Inc.[a]	203,524	5,165,439
Halliburton Co.	778,519	33,990,140
Helmerich & Payne Inc.	97,149	6,020,323
Nabors Industries Ltd.	253,414	2,280,726
National Oilwell Varco Inc.	339,044	10,968,073
Noble Corp. PLC	217,271	1,603,460
Oceaneering International Inc.	88,148	2,457,566
Oil States International Inc.[a,b]	45,829	1,417,033
Patterson-UTI Energy Inc.	132,482	2,568,826
Rowan Companies PLC Class A	112,777	1,718,721
Schlumberger Ltd.	1,292,131	104,042,388
Superior Energy Services Inc.	136,290	2,176,551
Transocean Ltd.[b]	308,630	3,391,844
U.S. Silica Holdings Inc.	57,265	1,973,925
Weatherford International PLC[a,b]	805,291	4,574,053

		215,497,764

OIL, GAS & CONSUMABLE FUELS — 82.20%
Anadarko Petroleum Corp.	458,662	25,010,839
Antero Resources Corp.[a,b]	120,300	3,150,657
Apache Corp.	340,052	17,852,730
Cabot Oil & Gas Corp.	422,663	10,427,096
California Resources Corp.[b]	34,581	354,801
Carrizo Oil & Gas Inc.[a,b]	48,878	1,603,198
Cheniere Energy Inc.[a,b]	211,760	8,857,921
Chesapeake Energy Corp.[a,b]	526,745	2,854,958
Chevron Corp.	1,785,944	183,023,541
Cimarex Energy Co.	87,657	10,520,593
Cobalt International Energy Inc.[a,b]	302,222	450,311
Concho Resources Inc.[a,b]	120,323	14,944,117
ConocoPhillips	1,118,285	45,648,394
Continental Resources Inc./OKa,b	74,154	3,266,484
Denbury Resources Inc.	316,412	917,595
Devon Energy Corp.	470,700	18,018,396
Diamondback Energy Inc.[a]	81,377	7,144,087
Energen Corp.	87,268	4,134,758

Security	Shares	Value
EOG Resources Inc.	516,713	$42,215,452
EQT Corp.	172,415	12,562,157
Exxon Mobil Corp.	3,352,570	298,211,101
Gulfport Energy Corp.[a]	112,684	3,277,978
Hess Corp.	237,025	12,716,391
HollyFrontier Corp.	158,046	4,017,529
Kinder Morgan Inc./DE	1,644,488	33,432,441
Marathon Oil Corp.	762,165	10,395,931
Marathon Petroleum Corp.	475,934	18,747,040
Murphy Oil Corp.	145,530	3,991,888
Newfield Exploration Co.[a]	176,871	7,658,514
Noble Energy Inc.	385,359	13,765,023
Oasis Petroleum Inc.[a]	161,335	1,226,146
Occidental Petroleum Corp.	736,090	55,008,006
ONEOK Inc.	190,195	8,518,834
PBF Energy Inc.	88,190	1,970,165
Phillips 66	457,851	34,824,147
Pioneer Natural Resources Co.	152,960	24,866,707
QEP Resources Inc.	212,833	3,873,561
Range Resources Corp.	152,628	6,152,435
SemGroup Corp. Class A	46,561	1,348,407
SM Energy Co.	61,271	1,662,282
Southwestern Energy Co.[a,b]	425,434	6,202,828
Spectra Energy Corp.	724,387	26,056,200
Targa Resources Corp.	144,399	5,380,307
Teekay Corp.	42,747	265,031
Tesoro Corp.	113,182	8,618,809
Valero Energy Corp.	438,442	22,921,748
Western Refining Inc.	71,722	1,495,404
Whiting Petroleum Corp.[a,b]	189,469	1,396,386
Williams Companies Inc. (The)	614,752	14,735,605
World Fuel Services Corp.	88,756	4,224,786
WPX Energy Inc.[a,b]	249,676	2,494,263

		1,052,413,978

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.27%
First Solar Inc.[a,b]	75,372	3,518,365

		3,518,365

TOTAL COMMON STOCKS
(Cost: $1,610,772,816)		1,280,162,897

SHORT-TERM INVESTMENTS — 2.11%

MONEY MARKET FUNDS — 2.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	24,882,827	24,882,827
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	1,374,887	1,374,887

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

July 31, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	734,055	$734,055

		26,991,769

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,991,769)		26,991,769

TOTAL INVESTMENTS IN SECURITIES — 102.09%
(Cost: $1,637,764,585)[f]		1,307,154,666
Other Assets, Less Liabilities — (2.09)%		(26,778,088)

NET ASSETS — 100.00%		$1,280,376,578

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,710,990,041. Net unrealized depreciation was $403,835,375, of which $3,463,839 represented gross unrealized appreciation on securities and $407,299,214 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,280,162,897	$—	$—	$1,280,162,897
Money market funds	26,991,769	—	—	26,991,769

Total	$1,307,154,666	$—	$—	$1,307,154,666

100

Schedule of Investments (Unaudited)

iSHARES® U.S. FINANCIAL SERVICES ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.87%

BANKS — 53.47%
Associated Banc-Corp.	41,737	$776,308
BancorpSouth Inc.	23,911	569,560
Bank of America Corp.	2,874,842	41,656,461
Bank of Hawaii Corp.	11,966	824,697
Bank of the Ozarks Inc.	25,372	913,138
BankUnited Inc.	29,027	871,391
BB&T Corp.	229,715	8,469,592
BOK Financial Corp.	5,793	377,877
Cathay General Bancorp.	20,554	616,209
CIT Group Inc.	48,081	1,661,679
Citigroup Inc.	821,407	35,985,841
Citizens Financial Group Inc.	147,846	3,301,401
Comerica Inc.	49,098	2,221,194
Commerce Bancshares Inc./MO	23,205	1,097,364
Cullen/Frost Bankers Inc.	15,304	1,038,989
East West Bancorp. Inc.	40,178	1,374,891
Fifth Third Bancorp.	215,096	4,082,522
First Financial Bankshares Inc.[a]	18,601	635,596
First Horizon National Corp.	65,201	949,327
First Niagara Financial Group Inc.	99,391	1,011,800
First Republic Bank/CA	39,804	2,852,753
FirstMerit Corp.	46,694	991,314
FNB Corp./PA	58,496	699,027
Fulton Financial Corp.	48,146	657,193
Glacier Bancorp. Inc.	21,122	582,545
Hancock Holding Co.	21,478	622,647
Huntington Bancshares Inc./OH	224,027	2,128,257
IBERIABANK Corp.	9,466	591,341
International Bancshares Corp.	15,534	425,942
Investors Bancorp. Inc.	100,404	1,140,589
JPMorgan Chase & Co.	1,023,414	65,467,794
KeyCorp	235,377	2,753,911
M&T Bank Corp.	44,523	5,100,555
MB Financial Inc.	19,086	732,712
PacWest Bancorp.	31,938	1,320,636
People’s United Financial Inc.[a]	86,893	1,317,298
PNC Financial Services Group Inc. (The)[b]	139,738	11,549,346
Popular Inc.	29,111	980,750
PrivateBancorp. Inc.	22,191	980,842
Prosperity Bancshares Inc.	18,280	933,925
Regions Financial Corp.	354,035	3,246,501
Signature Bank/New York NYc	15,052	1,809,852
SunTrust Banks Inc.	140,281	5,932,483
SVB Financial Group[c]	14,529	1,459,002
Synovus Financial Corp.	34,941	1,063,604
TCF Financial Corp.	47,881	650,703
Texas Capital Bancshares Inc.[c]	12,751	618,934
Trustmark Corp.	18,999	495,874
U.S. Bancorp.	454,170	19,152,349
UMB Financial Corp.	11,752	651,178
Umpqua Holdings Corp.	61,738	940,270
United Bankshares Inc./WV	18,001	689,438
Valley National Bancorp.	62,677	568,480
Webster Financial Corp.	25,722	924,963
Wells Fargo & Co.	1,293,062	62,028,184
Western Alliance Bancorp.[c]	25,838	879,267

Security	Shares	Value
Wintrust Financial Corp.	14,410	$760,848
Zions BanCorp.	57,100	1,591,948

		313,729,092
CAPITAL MARKETS — 18.67%
Affiliated Managers Group Inc.[c]	15,080	2,213,442
Ameriprise Financial Inc.	46,444	4,451,193
Bank of New York Mellon Corp. (The)	301,427	11,876,224
BlackRock Inc.[b]	35,204	12,893,465
Charles Schwab Corp. (The)	336,585	9,565,746
E*TRADE Financial Corp.[c]	78,149	1,959,977
Eaton Vance Corp. NVS	31,804	1,202,509
Federated Investors Inc. Class B	27,253	860,377
Financial Engines Inc.	14,838	391,575
Franklin Resources Inc.	102,992	3,727,280
Goldman Sachs Group Inc. (The)	108,116	17,169,902
Invesco Ltd.	116,623	3,403,059
Janus Capital Group Inc.	40,466	611,037
Lazard Ltd. Class A	36,236	1,295,075
Legg Mason Inc.	29,555	1,009,008
LPL Financial Holdings Inc.	21,362	575,706
Morgan Stanley	422,829	12,147,877
Northern Trust Corp.	60,087	4,061,280
NorthStar Asset Management Group Inc./New York	53,012	628,722
Raymond James Financial Inc.	35,311	1,938,574
SEI Investments Co.	38,143	1,716,435
State Street Corp.	110,820	7,289,739
Stifel Financial Corp.[c]	18,639	658,889
T Rowe Price Group Inc.	69,505	4,913,308
TD Ameritrade Holding Corp.	74,138	2,250,830
Waddell & Reed Financial Inc. Class A	21,657	395,457
WisdomTree Investments Inc.[a]	32,123	319,303

		109,525,989
CONSUMER FINANCE — 7.26%
Ally Financial Inc.	123,406	2,226,244
American Express Co.	226,233	14,582,979
Capital One Financial Corp.	143,311	9,613,302
Discover Financial Services	115,376	6,557,972
LendingClub Corp.[a,c]	58,111	268,473
Navient Corp.	92,676	1,315,999
PRA Group Inc.[a,c]	12,909	359,645
Santander Consumer USA Holdings Inc.[c]	29,986	329,546
SLM Corp.[c]	120,021	862,951
Synchrony Financial[c]	233,402	6,507,248

		42,624,359
DIVERSIFIED FINANCIAL SERVICES — 7.23%
CBOE Holdings Inc.	22,786	1,567,677
CME Group Inc.	94,768	9,689,080
FactSet Research Systems Inc.	11,457	1,970,146
FNFV Group[c]	19,129	228,209
Intercontinental Exchange Inc.	33,315	8,801,823
MarketAxess Holdings Inc.	10,477	1,693,712
Moody’s Corp.	47,337	5,018,195
MSCI Inc.	24,342	2,094,386
Nasdaq Inc.	32,286	2,284,557
S&P Global Inc.	74,047	9,048,543

		42,396,328

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

July 31, 2016

Security	Shares	Value
INSURANCE — 0.49%
FNF Group	76,554	$2,883,789

		2,883,789
IT SERVICES — 11.97%
MasterCard Inc. Class A	271,697	25,876,422
Visa Inc. Class A	533,102	41,608,611
Western Union Co. (The)	137,189	2,743,780

		70,228,813
THRIFTS & MORTGAGE FINANCE — 0.78%
Capitol Federal Financial Inc.	35,519	503,304
MGIC Investment Corp.[c]	95,994	690,197
New York Community Bancorp. Inc.	136,594	1,973,783
Radian Group Inc.	60,095	775,226
Washington Federal Inc.	25,427	635,675

		4,578,185

TOTAL COMMON STOCKS
(Cost: $654,207,047)		585,966,555

SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	1,309,113	1,309,113
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	72,334	72,334
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	988,786	988,786

		2,370,233

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,370,233)		2,370,233

TOTAL INVESTMENTS IN SECURITIES — 100.28%
(Cost: $656,577,280)[g]		588,336,788
Other Assets, Less Liabilities — (0.28)%		(1,618,559)

NET ASSETS — 100.00%		$586,718,229

NVS   —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $663,930,813. Net unrealized depreciation was $75,594,025, of which $8,793,362 represented gross unrealized appreciation on securities and $84,387,387 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	33,852	5,557	(4,205)	35,204	$12,893,465	$81,144	$86,591
PNC Financial Services Group Inc. (The)	134,392	22,017	(16,671)	139,738	11,549,346	75,074	(70,485)

					$24,442,811	$156,218	$16,106

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$585,966,555	$—	$—	$585,966,555
Money market funds	2,370,233	—	—	2,370,233

Total	$588,336,788	$—	$—	$588,336,788

102

Schedule of Investments (Unaudited)

iSHARES® U.S. FINANCIALS ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.84%

BANKS — 28.25%
Associated Banc-Corp.	42,317	$787,095
BancorpSouth Inc.	24,130	574,777
Bank of America Corp.	2,876,064	41,674,167
Bank of Hawaii Corp.	12,134	836,275
Bank of the Ozarks Inc.[a]	22,919	824,855
BankUnited Inc.	29,260	878,385
BB&T Corp.	229,692	8,468,744
BOK Financial Corp.	5,768	376,247
Cathay General Bancorp.	20,283	608,084
CIT Group Inc.	47,849	1,653,661
Citigroup Inc.	821,739	36,000,386
Citizens Financial Group Inc.	147,875	3,302,049
Comerica Inc.	49,201	2,225,853
Commerce Bancshares Inc./MO	23,278	1,100,817
Cullen/Frost Bankers Inc.	15,338	1,041,297
East West Bancorp. Inc.	40,144	1,373,728
Fifth Third Bancorp.	214,772	4,076,372
First Financial Bankshares Inc.[a]	18,311	625,687
First Horizon National Corp.	65,326	951,147
First Niagara Financial Group Inc.	99,319	1,011,067
First Republic Bank/CA	39,711	2,846,087
FirstMerit Corp.	46,844	994,498
FNB Corp./PA	58,746	702,015
Fulton Financial Corp.	49,140	670,761
Glacier Bancorp. Inc.	21,596	595,618
Hancock Holding Co.	21,705	629,228
Huntington Bancshares Inc./OH	224,481	2,132,569
IBERIABANK Corp.	9,454	590,591
International Bancshares Corp.	15,379	421,692
Investors Bancorp. Inc.	100,783	1,144,895
JPMorgan Chase & Co.	1,023,965	65,503,041
KeyCorp	235,225	2,752,132
M&T Bank Corp.	44,489	5,096,660
MB Financial Inc.	19,043	731,061
PacWest Bancorp.	32,037	1,324,730
People’s United Financial Inc.	86,586	1,312,644
PNC Financial Services Group Inc. (The)[b]	139,887	11,561,660
Popular Inc.	29,064	979,166
PrivateBancorp. Inc.	22,243	983,141
Prosperity Bancshares Inc.	18,264	933,108
Regions Financial Corp.	353,887	3,245,144
Signature Bank/New York NYc	15,069	1,811,896
SunTrust Banks Inc.	140,230	5,930,327
SVB Financial Group[c]	14,576	1,463,722
Synovus Financial Corp.	35,443	1,078,885
TCF Financial Corp.	48,502	659,142
Texas Capital Bancshares Inc.[c]	12,700	616,458
Trustmark Corp.	18,660	487,026
U.S. Bancorp.	454,583	19,169,765
UMB Financial Corp.	11,926	660,820
Umpqua Holdings Corp.	61,764	940,666
United Bankshares Inc./WV	18,191	696,715
Valley National Bancorp.	63,609	576,934
Webster Financial Corp.	25,709	924,496
Wells Fargo & Co.	1,293,738	62,060,612
Western Alliance Bancorp.[c]	25,970	883,759

Security	Shares	Value
Wintrust Financial Corp.	14,533	$767,342
Zions BanCorp.	57,600	1,605,888

		313,875,587
CAPITAL MARKETS — 9.87%
Affiliated Managers Group Inc.[c]	15,092	2,215,204
Ameriprise Financial Inc.	46,421	4,448,989
Bank of New York Mellon Corp. (The)	301,759	11,889,304
BlackRock Inc.[b]	35,223	12,900,424
Charles Schwab Corp. (The)	336,524	9,564,012
E*TRADE Financial Corp.[c]	78,295	1,963,639
Eaton Vance Corp. NVS	31,752	1,200,543
Federated Investors Inc. Class B	27,439	866,249
Financial Engines Inc.[a]	14,673	387,220
Franklin Resources Inc.	102,990	3,727,208
Goldman Sachs Group Inc. (The)	108,202	17,183,560
Invesco Ltd.	116,787	3,407,845
Janus Capital Group Inc.	40,336	609,074
Lazard Ltd. Class A	36,124	1,291,072
Legg Mason Inc.	29,435	1,004,911
LPL Financial Holdings Inc.	21,669	583,979
Morgan Stanley	423,397	12,164,196
Northern Trust Corp.	60,040	4,058,103
NorthStar Asset Management Group Inc./New York	52,710	625,141
Raymond James Financial Inc.	35,378	1,942,252
SEI Investments Co.	37,985	1,709,325
State Street Corp.	110,783	7,287,306
Stifel Financial Corp.[c]	18,672	660,055
T Rowe Price Group Inc.	69,470	4,910,834
TD Ameritrade Holding Corp.	74,269	2,254,807
Waddell & Reed Financial Inc. Class A	23,893	436,286
WisdomTree Investments Inc.	36,333	361,150

		109,652,688
CONSUMER FINANCE — 3.84%
Ally Financial Inc.	123,693	2,231,422
American Express Co.	226,457	14,597,418
Capital One Financial Corp.	143,293	9,612,095
Discover Financial Services	115,372	6,557,745
LendingClub Corp.[a,c]	60,631	280,115
Navient Corp.	92,857	1,318,569
PRA Group Inc.[a,c]	12,733	354,741
Santander Consumer USA Holdings Inc.[c]	29,766	327,128
SLM Corp.[c]	119,683	860,521
Synchrony Financial[c]	233,365	6,506,216

		42,645,970
DIVERSIFIED FINANCIAL SERVICES — 10.76%
Berkshire Hathaway Inc. Class Bc	524,733	75,703,230
CBOE Holdings Inc.	22,833	1,570,910
CME Group Inc.	94,747	9,686,933
FactSet Research Systems Inc.	11,415	1,962,923
FNFV Group[c]	19,314	230,416
Intercontinental Exchange Inc.	33,310	8,800,502
MarketAxess Holdings Inc.	10,516	1,700,017
Moody’s Corp.	47,315	5,015,863
MSCI Inc.	24,393	2,098,774
Nasdaq Inc.	32,362	2,289,935
S&P Global Inc.	74,051	9,049,032

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

July 31, 2016

Security	Shares	Value
Voya Financial Inc.	57,285	$1,468,215

		119,576,750
INSURANCE — 15.75%
Aflac Inc.	115,855	8,373,999
Alleghany Corp.[c]	4,596	2,497,926
Allied World Assurance Co. Holdings AG	25,022	1,025,652
Allstate Corp. (The)	104,755	7,157,909
American Financial Group Inc./OH	19,803	1,447,599
American International Group Inc.	313,484	17,066,069
AmTrust Financial Services Inc.	22,118	527,957
Aon PLC	74,136	7,937,742
Arch Capital Group Ltd.[c]	34,203	2,484,164
Arthur J Gallagher & Co.	49,608	2,440,218
Aspen Insurance Holdings Ltd.	17,105	786,146
Assurant Inc.	17,394	1,443,876
Assured Guaranty Ltd.	37,745	1,011,189
Axis Capital Holdings Ltd.	26,101	1,450,694
Brown & Brown Inc.	32,678	1,197,975
Chubb Ltd.	130,093	16,295,449
Cincinnati Financial Corp.	41,456	3,096,763
CNO Financial Group Inc.	50,391	875,292
Endurance Specialty Holdings Ltd.	17,260	1,167,294
Erie Indemnity Co. Class A	6,784	662,729
Everest Re Group Ltd.	12,675	2,395,702
First American Financial Corp.	30,710	1,283,985
FNF Group	76,926	2,897,802
Genworth Financial Inc. Class Ac	172,075	492,135
Hanover Insurance Group Inc. (The)	12,003	988,327
Hartford Financial Services Group Inc. (The)	110,113	4,388,003
Kemper Corp.	13,304	455,928
Lincoln National Corp.	67,115	2,930,912
Loews Corp.	74,850	3,093,550
Markel Corp.[c]	3,899	3,699,176
Marsh & McLennan Companies Inc.	145,843	9,589,177
Mercury General Corp.	11,399	631,163
MetLife Inc.	307,808	13,155,714
Old Republic International Corp.	68,291	1,323,480
Primerica Inc.	13,089	674,214
Principal Financial Group Inc.	75,469	3,519,119
ProAssurance Corp.	14,812	765,188
Progressive Corp. (The)	163,191	5,305,339
Prudential Financial Inc.	123,661	9,310,437
Reinsurance Group of America Inc.	18,002	1,786,699
RenaissanceRe Holdings Ltd.	13,279	1,560,548
RLI Corp.	10,672	727,510
Torchmark Corp.	31,367	1,940,676
Travelers Companies Inc. (The)	81,817	9,508,772
Unum Group	66,542	2,223,168
Validus Holdings Ltd.	22,730	1,123,544
White Mountains Insurance Group Ltd.	1,412	1,159,704
Willis Towers Watson PLC	38,735	4,788,421
WR Berkley Corp.	27,518	1,601,272
XL Group Ltd.	79,945	2,766,896

		175,033,203
IT SERVICES — 6.33%
MasterCard Inc. Class A	271,784	25,884,708
Visa Inc. Class A	533,333	41,626,641
Western Union Co. (The)	137,896	2,757,920

		70,269,269

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 23.99%
Alexandria Real Estate Equities Inc.	20,778	$2,333,369
American Campus Communities Inc.[a]	36,492	1,973,122
American Capital Agency Corp.	100,094	1,960,841
American Homes 4 Rent Class A	49,526	1,074,714
American Tower Corp.	118,922	13,767,600
Annaly Capital Management Inc.	287,209	3,153,559
Apartment Investment & Management Co. Class A	43,780	2,012,567
Apple Hospitality REIT Inc.	43,810	892,410
AvalonBay Communities Inc.	38,400	7,128,960
Blackstone Mortgage Trust Inc. Class A	26,212	760,410
Boston Properties Inc.	42,981	6,108,890
Brandywine Realty Trust[a]	49,462	834,424
Brixmor Property Group Inc.	58,135	1,651,034
Camden Property Trust	24,358	2,182,233
Care Capital Properties Inc.	23,271	688,356
CBL & Associates Properties Inc.	43,041	528,974
Chimera Investment Corp.	53,068	890,481
Colony Capital Inc.	31,732	564,195
Columbia Property Trust Inc.	34,911	848,337
Communications Sales & Leasing Inc.[c]	38,462	1,195,399
Corporate Office Properties Trust	26,393	790,734
Corrections Corp. of America[a]	32,993	1,057,426
Cousins Properties Inc.	56,152	597,457
Crown Castle International Corp.	94,271	9,147,115
CubeSmart	49,892	1,482,291
CYS Investments Inc.	42,579	381,082
DCT Industrial Trust Inc.	24,886	1,249,775
DDR Corp.	86,279	1,703,147
DiamondRock Hospitality Co.[a]	56,583	555,645
Digital Realty Trust Inc.[a]	41,092	4,292,470
Douglas Emmett Inc.	39,476	1,501,667
Duke Realty Corp.	96,594	2,780,941
DuPont Fabros Technology Inc.	20,704	990,272
EastGroup Properties Inc.	10,126	745,476
EPR Properties	17,769	1,492,951
Equinix Inc.	19,434	7,246,356
Equity Commonwealth[c]	34,984	1,050,220
Equity Lifestyle Properties Inc.	22,436	1,845,137
Equity Residential	102,283	6,954,221
Essex Property Trust Inc.	18,293	4,278,367
Extra Space Storage Inc.	35,041	3,014,227
Federal Realty Investment Trust	19,806	3,361,078
Forest City Realty Trust Inc. Class A	61,687	1,458,898
Four Corners Property Trust Inc.	19,229	417,462
General Growth Properties Inc.	163,168	5,213,218
GEO Group Inc. (The)	20,861	721,999
HCP Inc.[a]	130,743	5,129,048
Healthcare Realty Trust Inc.	29,477	1,065,888
Healthcare Trust of America Inc. Class A	38,440	1,308,882
Highwoods Properties Inc.	27,376	1,525,391
Hospitality Properties Trust[a]	46,878	1,495,877
Host Hotels & Resorts Inc.[a]	208,874	3,705,425
Invesco Mortgage Capital Inc.	31,490	453,456
Iron Mountain Inc.	66,914	2,757,526
Kilroy Realty Corp.	25,794	1,888,379
Kimco Realty Corp.	117,365	3,767,417
Kite Realty Group Trust	23,401	711,624
Lamar Advertising Co. Class Aa	23,029	1,562,748
LaSalle Hotel Properties	31,737	874,354
Lexington Realty Trust[a]	58,889	640,123
Liberty Property Trust	41,219	1,705,642

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

July 31, 2016

Security	Shares	Value
Macerich Co. (The)	35,335	$3,153,295
Mack-Cali Realty Corp.	25,354	714,983
Medical Properties Trust Inc.[a]	67,105	1,053,549
MFA Financial Inc.	104,049	782,448
Mid-America Apartment Communities Inc.	21,065	2,233,311
National Retail Properties Inc.[a]	40,452	2,150,428
New Residential Investment Corp.	64,816	886,035
NorthStar Realty Europe Corp.	17,800	164,650
NorthStar Realty Finance Corp.	50,701	679,393
Omega Healthcare Investors Inc.	46,393	1,600,559
Outfront Media Inc.	38,321	891,730
Paramount Group Inc.	47,430	836,191
Pebblebrook Hotel Trust	20,333	602,873
Piedmont Office Realty Trust Inc. Class Aa	40,319	884,599
Pinnacle Entertainment Inc.	53,362	1,911,960
Post Properties Inc.	14,940	950,035
Potlatch Corp.	11,374	435,056
Prologis Inc.	147,008	8,010,466
Public Storage	41,230	9,850,672
Rayonier Inc.	34,051	926,868
Realty Income Corp.	72,090	5,152,272
Redwood Trust Inc.	21,751	310,387
Regency Centers Corp.[a]	27,320	2,320,288
Retail Properties of America Inc. Class A	66,398	1,170,597
RLJ Lodging Trust	34,822	826,674
Ryman Hospitality Properties Inc.[a]	14,399	809,800
Senior Housing Properties Trust	72,980	1,620,886
Simon Property Group Inc.	86,679	19,679,600
SL Green Realty Corp.	28,038	3,303,437
Sovran Self Storage Inc.[a]	13,038	1,334,700
Spirit Realty Capital Inc.	134,813	1,842,894
Starwood Property Trust Inc.	66,702	1,454,104
Sun Communities Inc.	18,233	1,443,142
Sunstone Hotel Investors Inc.[a]	60,990	811,167
Tanger Factory Outlet Centers Inc.	26,797	1,118,507
Taubman Centers Inc.	16,197	1,310,661
Two Harbors Investment Corp.	97,674	854,648
UDR Inc.	74,890	2,788,155
Urban Edge Properties[a]	26,086	780,232
Ventas Inc.	94,627	7,206,792
VEREIT Inc.	252,852	2,796,543
Vornado Realty Trust	49,683	5,335,954
Washington REIT	20,395	699,345
Weingarten Realty Investors	32,463	1,402,077
Welltower Inc.	99,907	7,925,622
Weyerhaeuser Co.	209,073	6,840,869
WP Carey Inc.	27,419	1,991,990
WP Glimcher Inc.[a]	51,301	650,497
Xenia Hotels & Resorts Inc.	30,016	539,087

		266,511,315
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.64%
Alexander & Baldwin Inc.	12,752	502,429
CBRE Group Inc. Class Aa,c	81,995	2,332,758
Howard Hughes Corp. (The)[c]	9,976	1,191,733
Jones Lang LaSalle Inc.	12,622	1,381,730
Realogy Holdings Corp.[c]	40,646	1,259,620
St. Joe Co. (The)[a,c]	23,163	426,894

		7,095,164

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.41%
Capitol Federal Financial Inc.	35,116	$497,594
MGIC Investment Corp.[c]	96,743	695,582
New York Community Bancorp. Inc.	136,847	1,977,439
Radian Group Inc.	60,267	777,444
Washington Federal Inc.	25,763	644,075

		4,592,134

TOTAL COMMON STOCKS
(Cost: $1,208,803,199)		1,109,252,081

SHORT-TERM INVESTMENTS — 1.94%

MONEY MARKET FUNDS — 1.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[d,e,f]	19,673,774	19,673,774
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,e,f]	1,087,063	1,087,063
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	788,746	788,746

		21,549,583

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,549,583)		21,549,583

TOTAL INVESTMENTS IN SECURITIES — 101.78%
(Cost: $1,230,352,782)[g]		1,130,801,664
Other Assets, Less Liabilities — (1.78)%		(19,819,466)

NET ASSETS — 100.00%		$1,110,982,198

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,234,857,694. Net unrealized depreciation was $104,056,030, of which $30,251,802 represented gross unrealized appreciation on securities and $134,307,832 represented gross unrealized depreciation on securities.

105

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

July 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended July 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	38,272	12,864	(15,913)	35,223	$12,900,424	$90,684	$(14,615)
PNC Financial Services Group Inc. (The)	151,948	51,044	(63,105)	139,887	11,561,660	85,902	(209,735)

					$24,462,084	$176,586	$(224,350)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,109,252,081	$—	$—	$1,109,252,081
Money market funds	21,549,583	—	—	21,549,583

Total	$1,130,801,664	$—	$—	$1,130,801,664

106

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.85%

BIOTECHNOLOGY — 22.75%
AbbVie Inc.	1,093,487	$72,421,644
ACADIA Pharmaceuticals Inc.[a,b]	60,497	2,240,809
Agios Pharmaceuticals Inc.[a,b]	17,674	799,395
Alexion Pharmaceuticals Inc.[a]	151,372	19,466,439
Alkermes PLC[a]	102,292	5,104,371
Alnylam Pharmaceuticals Inc.[a,b]	50,253	3,421,224
Amgen Inc.	507,893	87,372,833
Biogen Inc.[a]	148,096	42,937,473
BioMarin Pharmaceutical Inc.[a]	109,841	10,920,392
Bluebird Bio Inc.[a,b]	24,797	1,417,892
Celgene Corp.[a,b]	523,704	58,754,352
Cepheid[a]	49,323	1,742,582
Clovis Oncology Inc.[a,b]	22,865	326,512
Dyax Corp.	95,647	106,168
Gilead Sciences Inc.	900,436	71,557,649
Halozyme Therapeutics Inc.[a,b]	74,922	744,725
Incyte Corp.[a]	115,534	10,422,322
Intercept Pharmaceuticals Inc.[a,b]	11,816	2,044,523
Intrexon Corp.[a,b]	34,386	870,997
Ionis Pharmaceuticals Inc.[a,b]	81,733	2,385,786
Juno Therapeutics Inc.[a,b]	49,994	1,546,314
Kite Pharma Inc.[a,b]	29,256	1,656,767
MannKind Corp.[a,b]	210,537	208,432
Medivation Inc.[a]	111,400	7,128,486
Myriad Genetics Inc.[a,b]	47,139	1,460,366
Neurocrine Biosciences Inc.[a]	53,950	2,709,909
Novavax Inc.[a,b]	183,243	1,341,339
OPKO Health Inc.[a,b]	217,600	2,165,120
Portola Pharmaceuticals Inc.[a,b]	38,647	1,003,276
Puma Biotechnology Inc.[a,b]	14,978	747,252
Radius Health Inc.[a,b]	23,159	1,091,252
Regeneron Pharmaceuticals Inc.[a]	52,707	22,406,800
Seattle Genetics Inc.[a,b]	73,035	3,510,062
Ultragenyx Pharmaceutical Inc.[a,b]	23,856	1,509,608
United Therapeutics Corp.[a,b]	30,197	3,654,139
Vertex Pharmaceuticals Inc.[a]	167,081	16,206,857

		463,404,067
COMMERCIAL SERVICES & SUPPLIES — 0.09%
Healthcare Services Group Inc.[b]	48,970	1,900,526

		1,900,526
HEALTH CARE EQUIPMENT & SUPPLIES — 19.89%
Abbott Laboratories	993,280	44,449,280
ABIOMED Inc.[a]	26,605	3,138,592
Alere Inc.[a]	58,372	2,188,950
Align Technology Inc.[a]	49,375	4,401,781
Baxter International Inc.	373,143	17,918,327
Becton Dickinson and Co.	143,444	25,246,144
Boston Scientific Corp.[a]	917,069	22,266,435
Cooper Companies Inc. (The)	32,786	5,982,461
CR Bard Inc.	49,613	11,099,917
Danaher Corp.	404,988	32,982,223
DENTSPLY SIRONA Inc.	158,498	10,150,212

Security	Shares	Value
DexCom Inc.[a]	56,456	$5,206,937
Edwards Lifesciences Corp.[a]	143,039	16,380,826
Haemonetics Corp.[a]	34,039	1,032,062
Halyard Health Inc.[a]	31,209	1,079,519
Hill-Rom Holdings Inc.	38,491	2,056,574
Hologic Inc.[a]	164,152	6,318,211
IDEXX Laboratories Inc.[a,b]	60,584	5,682,173
Intuitive Surgical Inc.[a]	25,718	17,893,556
Medtronic PLC	950,696	83,309,491
NuVasive Inc.[a]	33,618	2,091,040
ResMed Inc.	95,013	6,544,495
St. Jude Medical Inc.	192,039	15,946,919
STERIS PLC	58,195	4,128,935
Stryker Corp.	212,365	24,693,802
Teleflex Inc.	29,501	5,319,325
Varian Medical Systems Inc.[a,b]	64,431	6,104,193
West Pharmaceutical Services Inc.	49,449	3,969,766
Zimmer Biomet Holdings Inc.	134,609	17,652,624

		405,234,770
HEALTH CARE PROVIDERS & SERVICES — 15.63%
Acadia Healthcare Co. Inc.[a,b]	50,289	2,841,329
Aetna Inc.	237,029	27,308,111
Amsurg Corp.[a]	36,585	2,744,241
Anthem Inc.	177,739	23,344,240
Brookdale Senior Living Inc.[a]	125,435	2,316,785
Centene Corp.[a]	115,255	8,131,240
Cigna Corp.	173,373	22,358,182
Community Health Systems Inc.[a,b]	75,112	959,180
DaVita HealthCare Partners Inc.[a]	110,391	8,559,718
Envision Healthcare Holdings Inc.[a]	126,627	3,113,758
Express Scripts Holding Co.[a,b]	427,830	32,545,028
HCA Holdings Inc.[a]	203,418	15,689,630
HealthSouth Corp.	61,034	2,627,514
Henry Schein Inc.[a]	55,534	10,050,543
Humana Inc.	100,706	17,376,820
Laboratory Corp. of America Holdings[a]	69,290	9,670,112
LifePoint Health Inc.[a]	29,382	1,738,827
Magellan Health Inc.[a]	16,094	1,101,956
MEDNAX Inc.[a,b]	62,948	4,337,747
Molina Healthcare Inc.[a]	27,929	1,586,647
Owens & Minor Inc.	42,494	1,517,461
Patterson Companies Inc.	56,325	2,780,202
Quest Diagnostics Inc.	95,723	8,266,638
Quorum Health Corp.[a]	19,252	209,654
Team Health Holdings Inc.[a,b]	50,043	2,043,756
Tenet Healthcare Corp.[a]	66,936	2,048,911
UnitedHealth Group Inc.	642,833	92,053,686
Universal Health Services Inc. Class B	60,740	7,867,652
WellCare Health Plans Inc.[a,b]	29,919	3,195,349

		318,384,917
LIFE SCIENCES TOOLS & SERVICES — 4.14%
Bio-Rad Laboratories Inc. Class Aa	14,124	2,049,251
Bio-Techne Corp.	25,180	2,830,736
Bruker Corp.	72,109	1,796,956
Charles River Laboratories International Inc.[a]	31,924	2,807,077
Illumina Inc.[a,b]	99,423	16,539,016
PAREXEL International Corp.[a,b]	35,789	2,392,495
Quintiles Transnational Holdings Inc.[a]	63,163	4,903,975
Thermo Fisher Scientific Inc.	266,048	42,259,065

107

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

July 31, 2016

Security	Shares	Value
Waters Corp.[a]	54,773	$8,705,073

		84,283,644
PHARMACEUTICALS — 37.35%
Akorn Inc.[a]	56,573	1,936,494
Allergan PLC[a]	267,435	67,647,683
Bristol-Myers Squibb Co.	1,128,607	84,431,090
Catalent Inc.[a,b]	72,548	1,852,876
Eli Lilly & Co.	656,739	54,437,096
Endo International PLC[a]	138,620	2,406,443
Horizon Pharma PLC[a,b]	98,218	1,894,625
Impax Laboratories Inc.[a]	46,954	1,475,295
Innoviva Inc.	53,794	692,329
Jazz Pharmaceuticals PLC[a]	40,888	6,172,861
Johnson & Johnson	1,859,697	232,889,855
Mallinckrodt PLC[a]	73,977	4,981,611
Merck & Co. Inc.	1,871,445	109,778,964
Mylan NVa	288,961	13,520,485
Pacira Pharmaceuticals Inc./DEa,b	24,787	898,529
Perrigo Co. PLC	96,915	8,857,062
Pfizer Inc.	4,100,412	151,264,199
Zoetis Inc.	308,367	15,563,282

		760,700,779

TOTAL COMMON STOCKS
(Cost: $2,010,677,292)		2,033,908,703

SHORT-TERM INVESTMENTS — 2.65%

MONEY MARKET FUNDS — 2.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	48,894,096	48,894,096
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	2,701,615	2,701,615
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	2,330,473	2,330,473

		53,926,184

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,926,184)	$53,926,184

TOTAL INVESTMENTS IN SECURITIES — 102.50%
(Cost: $2,064,603,476)[f]	2,087,834,887
Other Assets, Less Liabilities — (2.50)%	(50,972,333)

NET ASSETS — 100.00%	$2,036,862,554

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $2,075,506,053. Net unrealized appreciation was $12,328,834, of which $165,654,368 represented gross unrealized appreciation on securities and $153,325,534 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,033,802,535	$—	$106,168	$2,033,908,703
Money market funds	53,926,184	—	—	53,926,184

Total	$2,087,728,719	$—	$106,168	$2,087,834,887

108

Schedule of Investments (Unaudited)

iSHARES® U.S. INDUSTRIALS ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 20.19%
B/E Aerospace Inc.	30,981	$1,481,976
Boeing Co. (The)	181,784	24,297,249
BWX Technologies Inc.	31,466	1,158,264
Curtiss-Wright Corp.	13,496	1,201,009
DigitalGlobe Inc.[a,b]	17,659	476,087
Esterline Technologies Corp.[a]	8,939	543,759
General Dynamics Corp.	87,226	12,812,627
Hexcel Corp.	28,166	1,215,926
Honeywell International Inc.	231,365	26,914,691
Huntington Ingalls Industries Inc.	14,254	2,459,955
KLX Inc.[a,b]	15,983	516,251
L-3 Communications Holdings Inc.	23,385	3,545,868
Lockheed Martin Corp.	79,488	20,089,002
Moog Inc. Class Aa	9,963	548,662
Northrop Grumman Corp.	54,785	11,868,075
Orbital ATK Inc.	17,750	1,546,380
Raytheon Co.	90,162	12,580,304
Rockwell Collins Inc.	39,562	3,347,736
Spirit AeroSystems Holdings Inc. Class Aa,b	36,243	1,572,221
Teledyne Technologies Inc.[a]	10,455	1,097,775
Textron Inc.	81,706	3,186,534
TransDigm Group Inc.[a,b]	16,090	4,497,477
Triumph Group Inc.	15,088	465,163
United Technologies Corp.	236,275	25,435,004

		162,857,995
AIR FREIGHT & LOGISTICS — 5.20%
CH Robinson Worldwide Inc.	43,391	3,020,882
Expeditors International of Washington Inc.	55,354	2,736,148
FedEx Corp.	75,789	12,270,239
Hub Group Inc. Class Aa	10,447	427,700
United Parcel Service Inc. Class B	209,611	22,658,949
XPO Logistics Inc.[a,b]	27,347	810,018

		41,923,936
BUILDING PRODUCTS — 1.99%
Allegion PLC	29,019	2,100,685
AO Smith Corp.	22,559	2,095,506
Armstrong Flooring Inc.[a]	7,412	147,721
Armstrong World Industries Inc.[a,b]	14,639	621,718
Fortune Brands Home & Security Inc.	46,635	2,950,597
Lennox International Inc.	11,763	1,844,438
Masco Corp.	101,113	3,688,602
Owens Corning	35,004	1,852,062
USG Corp.[a]	27,433	772,513

		16,073,842
CHEMICALS — 1.18%
Sherwin-Williams Co. (The)	23,871	7,154,855
Valspar Corp. (The)	22,184	2,361,930

		9,516,785

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 3.47%
Cintas Corp.	26,361	$2,827,744
Clean Harbors Inc.[a]	15,878	816,447
Covanta Holding Corp.	39,603	634,440
Deluxe Corp.	14,832	1,002,495
Essendant Inc.	11,344	227,334
MSA Safety Inc.	9,654	539,466
Republic Services Inc.	72,090	3,695,333
RR Donnelley & Sons Co.	63,478	1,137,526
Stericycle Inc.[a]	25,822	2,330,952
Tetra Tech Inc.	17,567	578,481
Tyco International PLC	129,193	5,887,325
Waste Management Inc.	125,440	8,294,093

		27,971,636
CONSTRUCTION & ENGINEERING — 1.31%
AECOM[a]	46,490	1,649,930
Chicago Bridge & Iron Co. NV	28,724	971,158
EMCOR Group Inc.	18,400	1,024,880
Fluor Corp.	42,201	2,258,598
Jacobs Engineering Group Inc.[a]	36,957	1,977,939
KBR Inc.	43,401	608,482
Quanta Services Inc.[a,b]	45,790	1,172,224
Valmont Industries Inc.	6,882	901,198

		10,564,409
CONSTRUCTION MATERIALS — 1.26%
Eagle Materials Inc.	14,636	1,228,692
Martin Marietta Materials Inc.	19,296	3,910,335
Vulcan Materials Co.	40,441	5,013,875

		10,152,902
CONTAINERS & PACKAGING — 3.84%
AptarGroup Inc.	19,142	1,496,522
Avery Dennison Corp.	27,033	2,105,600
Ball Corp.	52,850	3,734,909
Bemis Co. Inc.	28,703	1,465,001
Berry Plastics Group Inc.[a]	36,647	1,502,527
Crown Holdings Inc.[a]	42,446	2,248,365
Graphic Packaging Holding Co.	97,613	1,331,441
International Paper Co.	124,844	5,719,104
Owens-Illinois Inc.[a]	49,086	922,326
Packaging Corp. of America	28,524	2,130,458
Sealed Air Corp.	59,930	2,827,497
Silgan Holdings Inc.	12,283	608,991
Sonoco Products Co.	30,542	1,555,504
WestRock Co.	76,770	3,294,201

		30,942,446
ELECTRICAL EQUIPMENT — 4.61%
Acuity Brands Inc.	13,314	3,493,993
AMETEK Inc.	70,928	3,335,744
Eaton Corp. PLC	139,052	8,817,287
Emerson Electric Co.	195,321	10,918,444
EnerSys	13,119	817,970
Generac Holdings Inc.[a]	20,178	762,527
Hubbell Inc.	15,764	1,699,832
Regal Beloit Corp.	13,561	827,356

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

July 31, 2016

Security	Shares	Value
Rockwell Automation Inc.	39,552	$4,524,749
Sensata Technologies Holding NVa	51,700	1,960,464

		37,158,366
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.86%
Amphenol Corp. Class A	93,496	5,564,882
Anixter International Inc.[a]	8,700	533,136
Arrow Electronics Inc.[a]	27,772	1,846,560
Avnet Inc.	38,958	1,601,174
Belden Inc.	12,755	933,794
Cognex Corp.	25,780	1,164,483
FEI Co.	12,388	1,318,331
FLIR Systems Inc.	41,719	1,359,205
IPG Photonics Corp.[a,b]	11,105	936,041
Itron Inc.[a,b]	11,495	490,722
Jabil Circuit Inc.	57,959	1,179,466
Keysight Technologies Inc.[a]	51,601	1,508,813
Knowles Corp.[a,b]	26,996	362,826
Littelfuse Inc.	6,798	849,886
National Instruments Corp.	30,577	876,948
TE Connectivity Ltd.	108,579	6,545,142
Trimble Navigation Ltd.[a]	76,100	2,012,084
VeriFone Systems Inc.[a]	33,421	640,346
Vishay Intertechnology Inc.[b]	41,177	548,889
Zebra Technologies Corp. Class Aa	15,835	839,413

		31,112,141
INDUSTRIAL CONGLOMERATES — 15.75%
3M Co.	184,127	32,840,892
Carlisle Companies Inc.	19,456	2,009,610
General Electric Co.	2,791,571	86,929,521
Roper Technologies Inc.	30,728	5,234,822

		127,014,845
INTERNET SOFTWARE & SERVICES — 1.11%
CoStar Group Inc.[a]	9,869	2,051,765
LinkedIn Corp. Class Aa	35,824	6,904,360

		8,956,125
IT SERVICES — 12.14%
Accenture PLC Class A	189,375	21,363,394
Alliance Data Systems Corp.[a,b]	17,903	4,146,693
Automatic Data Processing Inc.	138,299	12,301,696
Booz Allen Hamilton Holding Corp.	38,790	1,197,835
Broadridge Financial Solutions Inc.	35,967	2,434,247
Convergys Corp.	29,254	779,619
CoreLogic Inc./U.S.[a]	26,934	1,084,902
Euronet Worldwide Inc.[a]	14,986	1,142,832
Fidelity National Information Services Inc.	84,249	6,700,323
First Data Corp. Class Aa	55,325	686,030
Fiserv Inc.[a]	67,503	7,449,631
FleetCor Technologies Inc.[a]	23,640	3,585,715
Genpact Ltd.[a]	46,585	1,247,080
Global Payments Inc.	46,787	3,493,117
Jack Henry & Associates Inc.	23,913	2,134,235
MAXIMUS Inc.	19,669	1,158,898
NeuStar Inc. Class Aa,b	11,647	293,388
Paychex Inc.	97,314	5,768,774
PayPal Holdings Inc.[a]	334,849	12,469,777

Security	Shares	Value
Sabre Corp.	62,153	$1,811,760
Total System Services Inc.	51,357	2,615,098
WEX Inc.[a]	11,729	1,098,773
Xerox Corp.	289,536	2,982,221

		97,946,038
LIFE SCIENCES TOOLS & SERVICES — 1.24%
Agilent Technologies Inc.	99,524	4,788,100
Mettler-Toledo International Inc.[a]	8,136	3,345,605
PerkinElmer Inc.	33,046	1,880,978

		10,014,683
MACHINERY — 12.07%
Actuant Corp. Class A	17,929	425,814
AGCO Corp.	21,506	1,035,729
Allison Transmission Holdings Inc.	51,446	1,482,674
Caterpillar Inc.	177,259	14,669,955
CLARCOR Inc.	14,702	915,346
Colfax Corp.[a]	30,119	884,294
Crane Co.	15,024	935,995
Cummins Inc.	48,105	5,905,851
Deere & Co.	90,643	7,043,867
Donaldson Co. Inc.	37,476	1,354,008
Dover Corp.	47,145	3,367,567
Flowserve Corp.	39,517	1,890,888
Fortive Corp.[a]	91,381	4,405,478
Graco Inc.	16,856	1,247,513
Hillenbrand Inc.	19,107	618,111
IDEX Corp.	23,006	2,065,709
Illinois Tool Works Inc.	98,195	11,331,703
Ingersoll-Rand PLC	78,174	5,179,809
ITT Inc.	29,561	937,379
Joy Global Inc.	29,754	822,103
Kennametal Inc.	24,258	603,054
Lincoln Electric Holdings Inc.	18,979	1,177,837
Manitowoc Co. Inc. (The)	41,495	231,127
Manitowoc Foodservice Inc.[a]	41,543	761,899
Mueller Industries Inc.	17,326	589,777
Navistar International Corp.[a,b]	19,777	253,541
Nordson Corp.	16,259	1,435,507
Oshkosh Corp.	22,240	1,225,202
PACCAR Inc.	106,410	6,274,998
Parker-Hannifin Corp.	40,900	4,670,371
Pentair PLC	54,911	3,504,420
SPX Corp.	12,686	192,066
SPX FLOW Inc.[a]	12,539	342,064
Terex Corp.	33,114	799,372
Timken Co. (The)	20,901	699,138
Toro Co. (The)	16,685	1,534,186
Trinity Industries Inc.	45,719	1,061,138
Wabtec Corp./DE	27,314	1,871,009
Woodward Inc.	16,676	976,213
Xylem Inc./NY	54,410	2,601,342

		97,324,054
MARINE — 0.11%
Kirby Corp.[a]	16,329	889,767

		889,767

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

July 31, 2016

Security	Shares	Value
MULTI-UTILITIES — 0.18%
MDU Resources Group Inc.	59,200	$1,423,760

		1,423,760
PAPER & FOREST PRODUCTS — 0.11%
Louisiana-Pacific Corp.[a]	43,582	880,356

		880,356
PROFESSIONAL SERVICES — 1.66%
Advisory Board Co. (The)[a,b]	12,574	525,090
CEB Inc.	9,764	586,230
Equifax Inc.	36,137	4,786,707
FTI Consulting Inc.[a]	12,606	540,041
ManpowerGroup Inc.	21,668	1,503,759
Robert Half International Inc.	39,807	1,454,548
Verisk Analytics Inc. Class Aa	46,995	4,007,734

		13,404,109
ROAD & RAIL — 6.20%
CSX Corp.	290,210	8,221,649
Genesee & Wyoming Inc. Class Aa,b	17,327	1,121,923
JB Hunt Transport Services Inc.	27,085	2,251,576
Kansas City Southern	32,824	3,154,715
Landstar System Inc.	12,835	904,739
Norfolk Southern Corp.	89,789	8,061,257
Old Dominion Freight Line Inc.[a]	20,741	1,444,818
Ryder System Inc.	16,278	1,072,720
Union Pacific Corp.	255,325	23,757,991

		49,991,388
TRADING COMPANIES & DISTRIBUTORS — 2.20%
Air Lease Corp.	28,996	835,375
Applied Industrial Technologies Inc.	11,839	555,841
Fastenal Co.	87,758	3,751,654
GATX Corp.	12,406	554,920
HD Supply Holdings Inc.[a]	55,939	2,024,432
Herc Holdings Inc.[a]	8,200	289,870
MRC Global Inc.[a]	30,080	397,958
MSC Industrial Direct Co. Inc. Class A	14,573	1,046,779
NOW Inc.[a]	32,581	596,558
United Rentals Inc.[a,b]	26,825	2,137,148
Watsco Inc.	7,820	1,126,393
WESCO International Inc.[a,b]	12,797	713,305
WW Grainger Inc.	17,143	3,751,746

		17,781,979
TRANSPORTATION INFRASTRUCTURE — 0.21%
Macquarie Infrastructure Corp.	22,649	1,736,046

		1,736,046

TOTAL COMMON STOCKS (Cost: $814,817,878)		805,637,608

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.98%

MONEY MARKET FUNDS — 1.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	14,499,181	$14,499,181
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	801,144	801,144
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	658,789	658,789

		15,959,114

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,959,114)		15,959,114

TOTAL INVESTMENTS IN SECURITIES — 101.87% (Cost: $830,776,992)[f]		821,596,722
Other Assets, Less Liabilities — (1.87)%		(15,110,393)

NET ASSETS — 100.00%		$806,486,329

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $836,296,452. Net unrealized depreciation was $14,699,730, of which $43,887,208 represented gross unrealized appreciation on securities and $58,586,938 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$805,637,608	$—	$—	$805,637,608
Money market funds	15,959,114	—	—	15,959,114

Total	$821,596,722	$—	$—	$821,596,722

111

Schedule of Investments (Unaudited)

iSHARES® U.S. TECHNOLOGY ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%

COMMERCIAL SERVICES & SUPPLIES — 0.10%
Pitney Bowes Inc.	128,116	$2,473,920

		2,473,920
COMMUNICATIONS EQUIPMENT — 6.53%
Arista Networks Inc.[a,b]	24,373	1,737,064
ARRIS International PLC[a]	119,192	3,246,790
Brocade Communications Systems Inc.	317,960	2,957,028
Ciena Corp.[a,b]	87,266	1,674,635
Cisco Systems Inc.	3,425,572	104,582,713
CommScope Holding Co. Inc.[a]	101,029	3,025,819
EchoStar Corp. Class Aa	31,528	1,228,016
F5 Networks Inc.[a]	45,692	5,639,307
Finisar Corp.[a]	72,872	1,367,079
Harris Corp.	85,100	7,371,362
Infinera Corp.[a]	95,632	837,736
InterDigital Inc./PA	23,321	1,377,105
Juniper Networks Inc.	240,802	5,463,797
Lumentum Holdings Inc.[a]	32,657	987,874
Motorola Solutions Inc.	108,333	7,516,144
NetScout Systems Inc.[a,b]	63,957	1,789,517
Palo Alto Networks Inc.[a]	51,927	6,796,725
Plantronics Inc.	22,509	1,085,834
Polycom Inc.[a]	93,409	1,157,337
ViaSat Inc.[a,b]	30,487	2,250,855
Viavi Solutions Inc.[a,b]	159,416	1,136,636

		163,229,373
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.04%
CDW Corp./DE	100,542	4,316,268
Corning Inc.	732,325	16,272,262
Ingram Micro Inc. Class A	102,033	3,493,610
Tech Data Corp.[a,b]	23,787	1,853,721

		25,935,861
HEALTH CARE TECHNOLOGY — 0.92%
Allscripts Healthcare Solutions Inc.[a,b]	126,217	1,782,184
athenahealth Inc.[a,b]	26,757	3,419,277
Cerner Corp.[a,b]	204,905	12,784,023
IMS Health Holdings Inc.[a]	101,131	3,035,953
Medidata Solutions Inc.[a,b]	39,009	2,073,328

		23,094,765
HOUSEHOLD DURABLES — 0.17%
Garmin Ltd.	79,616	4,325,537

		4,325,537
INTERNET SOFTWARE & SERVICES — 23.41%
Akamai Technologies Inc.[a]	119,781	6,052,534
Alphabet Inc. Class Aa	200,012	158,277,496
Alphabet Inc. Class Ca	201,161	154,650,565
CommerceHub Inc. Series Aa	9,220	130,002

Security	Shares	Value
CommerceHub Inc. Series Ca	18,440	$258,160
eBay Inc.[a]	719,834	22,430,027
Facebook Inc. Class Aa	1,574,546	195,149,231
IAC/InterActiveCorp	52,740	3,056,810
j2 Global Inc.	31,271	2,090,154
Pandora Media Inc.[a,b]	146,807	1,996,575
Rackspace Hosting Inc.[a,b]	72,908	1,708,234
Twitter Inc.[a]	416,334	6,927,798
VeriSign Inc.[a,b]	65,116	5,639,697
Yahoo! Inc.[a]	595,171	22,729,581
Zillow Group Inc. Class Aa,b	30,661	1,208,350
Zillow Group Inc. Class Ca,b	71,499	2,806,336

		585,111,550
IT SERVICES — 6.30%
Amdocs Ltd.	102,623	5,989,078
CACI International Inc. Class Aa	16,477	1,570,752
Cognizant Technology Solutions Corp. Class Aa,b	412,621	23,721,581
Computer Sciences Corp.	94,532	4,521,466
CSRA Inc.	93,114	2,506,629
DST Systems Inc.	21,195	2,613,979
EPAM Systems Inc.[a,b]	28,984	2,035,836
Gartner Inc.[a]	56,244	5,638,461
International Business Machines Corp.	601,495	96,612,127
Leidos Holdings Inc.	44,101	2,205,491
Science Applications International Corp.	28,169	1,711,549
Teradata Corp.[a,b]	88,681	2,516,767
Vantiv Inc. Class Aa	106,225	5,817,943

		157,461,659
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.85%
Advanced Micro Devices Inc.[a]	438,097	3,005,345
Analog Devices Inc.	209,127	13,348,576
Applied Materials Inc.	741,731	19,500,108
Broadcom Ltd.	252,620	40,919,388
Cavium Inc.[a]	39,341	1,836,045
Cree Inc.[a,b]	68,110	1,947,946
Cypress Semiconductor Corp.	213,174	2,481,345
Fairchild Semiconductor International Inc.[a]	78,368	1,546,984
Integrated Device Technology Inc.[a]	90,390	1,987,676
Intel Corp.	3,216,002	112,109,830
KLA-Tencor Corp.	106,896	8,093,096
Lam Research Corp.	108,684	9,756,563
Linear Technology Corp.	162,657	9,757,793
Marvell Technology Group Ltd.	321,006	3,771,821
Maxim Integrated Products Inc.	193,941	7,908,914
Microchip Technology Inc.	146,474	8,149,813
Micron Technology Inc.[a]	703,898	9,671,559
Microsemi Corp.[a,b]	77,053	3,005,067
NVIDIA Corp.	345,479	19,726,851
ON Semiconductor Corp.[a]	282,588	2,834,358
Qorvo Inc.[a]	86,994	5,500,631
QUALCOMM Inc.	1,000,418	62,606,158
Semtech Corp.[a]	44,973	1,143,214
Silicon Laboratories Inc.[a]	26,458	1,409,682
Skyworks Solutions Inc.	129,305	8,536,716
Synaptics Inc.[a]	24,802	1,288,464
Teradyne Inc.	137,595	2,717,501
Texas Instruments Inc.	683,935	47,704,466
Xilinx Inc.	172,779	8,825,551

		421,091,461

112

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

July 31, 2016

Security	Shares	Value
SOFTWARE — 24.73%
ACI Worldwide Inc.[a]	79,289	$1,570,715
Adobe Systems Inc.[a]	340,666	33,337,575
ANSYS Inc.[a]	59,888	5,351,592
Aspen Technology Inc.[a]	55,846	2,339,389
Autodesk Inc.[a]	152,938	9,092,164
Blackbaud Inc.	32,347	2,162,397
CA Inc.	201,264	6,973,798
Cadence Design Systems Inc.[a]	205,231	4,935,806
CDK Global Inc.	105,691	6,107,883
Citrix Systems Inc.[a]	105,620	9,413,911
CommVault Systems Inc.[a]	28,055	1,451,566
Fair Isaac Corp.	21,332	2,701,485
FireEye Inc.[a,b]	100,779	1,755,570
Fortinet Inc.[a,b]	99,685	3,458,073
Guidewire Software Inc.[a]	49,094	3,017,808
Intuit Inc.	174,254	19,340,451
Manhattan Associates Inc.[a,b]	49,209	2,856,582
Mentor Graphics Corp.	68,577	1,464,805
Microsoft Corp.	5,353,555	303,439,497
NetSuite Inc.[a,b]	25,745	2,802,343
Nuance Communications Inc.[a]	152,374	2,448,650
Oracle Corp.	2,119,746	86,994,376
Proofpoint Inc.[a]	28,275	2,145,224
PTC Inc.[a]	78,232	3,108,157
Qlik Technologies Inc.[a]	64,186	1,938,417
Red Hat Inc.[a]	123,554	9,302,381
salesforce.com inc.[a]	433,727	35,478,869
ServiceNow Inc.[a]	104,437	7,824,420
Splunk Inc.[a]	90,349	5,650,426
SS&C Technologies Holdings Inc.	109,418	3,525,448
Symantec Corp.	417,491	8,529,341
Synopsys Inc.[a]	103,195	5,589,041
Tableau Software Inc. Class Aa,b	37,503	2,119,295
Tyler Technologies Inc.[a]	22,076	3,598,830
Ultimate Software Group Inc. (The)[a,b]	19,664	4,111,742
Verint Systems Inc.[a]	42,342	1,493,402
VMware Inc. Class Aa,b	54,196	3,955,224
Workday Inc. Class Aa,b	80,245	6,687,618

		618,074,271
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 19.81%
3D Systems Corp.[a,b]	72,005	964,147
Apple Inc.	3,730,535	388,759,052
Diebold Inc.	44,875	1,267,270
Electronics For Imaging Inc.[a,b]	31,873	1,411,655
EMC Corp.	1,330,226	37,618,791
Hewlett Packard Enterprise Co.	1,131,680	23,787,914
HP Inc.	1,164,945	16,320,879
Lexmark International Inc. Class A	42,142	1,545,347
NCR Corp.[a,b]	84,830	2,796,845
NetApp Inc.	196,305	5,172,637
Seagate Technology PLC	203,455	6,516,664
Western Digital Corp.	191,648	9,105,197

		495,266,398

TOTAL COMMON STOCKS (Cost: $2,371,637,480)		2,496,064,795

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.49%

MONEY MARKET FUNDS — 1.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	31,529,274	$31,529,274
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	1,742,132	1,742,132
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	3,869,843	3,869,843

		37,141,249

TOTAL SHORT-TERM INVESTMENTS (Cost: $37,141,249)		37,141,249

TOTAL INVESTMENTS IN SECURITIES — 101.35% (Cost: $2,408,778,729)[f]		2,533,206,044
Other Assets, Less Liabilities — (1.35)%		(33,754,881)

NET ASSETS — 100.00%		$2,499,451,163

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $2,433,454,396. Net unrealized appreciation was $99,751,648, of which $266,790,220 represented gross unrealized appreciation on securities and $167,038,572 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,496,064,795	$—	$—	$2,496,064,795
Money market funds	37,141,249	—	—	37,141,249

Total	$2,533,206,044	$—	$—	$2,533,206,044

113

Schedule of Investments (Unaudited)

iSHARES® U.S. UTILITIES ETF

July 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.82%

ELECTRIC UTILITIES — 58.51%
ALLETE Inc.	70,027	$4,471,223
Alliant Energy Corp.	343,049	13,807,722
American Electric Power Co. Inc.	742,070	51,425,451
Duke Energy Corp.	1,040,508	89,057,080
Edison International	492,100	38,078,698
El Paso Electric Co.	61,193	2,917,682
Entergy Corp.	269,969	21,972,777
Eversource Energy	479,106	28,022,910
Exelon Corp.	1,392,274	51,903,975
FirstEnergy Corp.	641,481	22,400,517
Great Plains Energy Inc.	233,229	6,945,560
Hawaiian Electric Industries Inc.	163,065	5,063,168
IDACORP Inc.	76,119	6,154,221
ITC Holdings Corp.	230,757	10,672,511
NextEra Energy Inc.	696,960	89,412,998
PG&E Corp.	749,211	47,904,551
Pinnacle West Capital Corp.	167,865	13,239,513
PNM Resources Inc.	120,389	4,136,566
Portland General Electric Co.	134,207	5,860,820
PPL Corp.	1,022,448	38,556,514
Southern Co. (The)	1,417,571	75,840,048
Westar Energy Inc.	214,004	11,892,202
Xcel Energy Inc.	767,204	33,741,632

		673,478,339
GAS UTILITIES — 6.09%
Atmos Energy Corp.	154,412	12,320,534
National Fuel Gas Co.	128,245	7,247,125
New Jersey Resources Corp.	129,880	4,836,731
ONE Gas Inc.	78,832	5,120,927
Piedmont Natural Gas Co. Inc.	122,420	7,320,716
Questar Corp.	264,825	6,665,645
South Jersey Industries Inc.	120,128	3,829,681
Southwest Gas Corp.	71,656	5,553,340
UGI Corp.	260,819	11,804,668
WGL Holdings Inc.	75,984	5,378,907

		70,078,274
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.57%
AES Corp./VA	995,356	12,292,646
Calpine Corp.[a]	498,760	6,852,962
Dynegy Inc.[a,b]	163,074	2,467,310
NRG Energy Inc.	475,495	6,580,851
Talen Energy Corp.[a]	97,133	1,321,009

		29,514,778
MULTI-UTILITIES — 29.92%
Ameren Corp.	366,474	19,217,897
Avista Corp.	95,541	4,156,034
Black Hills Corp.	77,866	4,909,451
CenterPoint Energy Inc.	650,405	15,557,688
CMS Energy Corp.	421,635	19,049,469
Consolidated Edison Inc.	459,398	36,788,592

Security	Shares	Value
Dominion Resources Inc./VA	930,724	$72,615,086
DTE Energy Co.	271,017	26,429,578
NiSource Inc.	485,660	12,462,036
NorthWestern Corp.	72,850	4,424,909
Public Service Enterprise Group Inc.	764,147	35,158,403
SCANA Corp.	215,861	16,176,623
Sempra Energy	357,997	40,052,704
Vectren Corp.	125,019	6,467,233
WEC Energy Group Inc.	476,748	30,945,713

		344,411,416
WATER UTILITIES — 2.73%
American Water Works Co. Inc.	268,419	22,166,041
Aqua America Inc.	267,738	9,274,444

		31,440,485

TOTAL COMMON STOCKS (Cost: $1,120,594,012)		1,148,923,293

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.57%[c,d,e]	453,046	453,046
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	25,033	25,033
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	1,881,063	1,881,063

		2,359,142

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,359,142)		2,359,142

TOTAL INVESTMENTS IN SECURITIES — 100.02% (Cost: $1,122,953,154)[f]		1,151,282,435
Other Assets, Less Liabilities — (0.02)%		(247,818)

NET ASSETS — 100.00%		$1,151,034,617

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,125,370,939. Net unrealized appreciation was $25,911,496, of which $64,289,348 represented gross unrealized appreciation on securities and $38,377,852 represented gross unrealized depreciation on securities.

114

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. UTILITIES ETF

July 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,148,923,293	$—	$—	$1,148,923,293
Money market funds	2,359,142	—	—	2,359,142

Total	$1,151,282,435	$—	$—	$1,151,282,435

115

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  iShares Trust

  By: /s/ Manish Mehta

  Manish Mehta, President (Principal Executive Officer)

  Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

  By: /s/ Manish Mehta

  Manish Mehta, President (Principal Executive Officer)

  Date:         September 29, 2016

  By: /s/ Jack Gee

  Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

  Date:         September 29, 2016